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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786

                          Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2014 through December 31, 2014


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                                                          [LOGO] PIONEER
                                                                 Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer Mid Cap Value VCT Portfolio -- Class I and II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      7

  Financial Statements                                                        10

  Notes to Financial Statements                                               15

  Report of Independent Registered Public Accounting Firm                     18

  Approval of Investment Advisory Agreement                                   19

  Trustees, Officers and Service Providers                                    22

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         95.1%
International Common Stocks                                                 4.9%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 31.0%
Consumer Discretionary                                                     15.7%
Health Care                                                                12.1%
Industrials                                                                11.1%
Information Technology                                                     10.2%
Utilities                                                                   9.0%
Materials                                                                   5.3%
Energy                                                                      3.1%
Consumer Staples                                                            2.5%

Five Largest Holdings
(As a percentage of equity holdings)*

-------------------------------------------------------------------------------
1. United Continental
   Holdings, Inc.                                                          2.10%
-------------------------------------------------------------------------------
2. The Goodyear Tire &
   Rubber Co.                                                              2.08
-------------------------------------------------------------------------------
3. The Hartford Financial
   Services Group, Inc.                                                    1.90
-------------------------------------------------------------------------------
4. Macy's, Inc.                                                            1.82
-------------------------------------------------------------------------------
5. Broadcom Corp.                                                          1.82
-------------------------------------------------------------------------------


* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                12/31/14                   12/31/13
Class I                                   $22.79                     $22.96
Class II                                  $22.59                     $22.79

                           Net
Distributions per Share    Investment     Short-Term      Long-Term
(1/1/14 - 12/31/14)        Income         Capital Gains   Capital Gains
Class I                    $0.2151        $0.5770         $2.6895
Class II                   $0.1591        $0.5770         $2.6895

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Mid Cap Value VCT Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

             Pioneer  Mid  Cap  Value  Pioneer Mid Cap Value      Russell Midcap
             VCT Portfolio, Class I    VCT Portfolio, Class II    Value Index
12/31/2004   $10,000                   $10,000                    $10,000
12/31/2005   $10,788                   $10,764                    $11,265
12/31/2006   $12,147                   $12,085                    $13,542
12/31/2007   $12,825                   $12,731                    $13,349
12/31/2008   $ 8,518                   $ 8,433                    $ 8,217
12/31/2009   $10,697                   $10,564                    $11,028
12/31/2010   $12,646                   $12,454                    $13,758
12/31/2011   $11,934                   $11,726                    $13,568
12/31/2012   $13,260                   $12,996                    $16,079
12/31/2013   $17,649                   $17,252                    $21,458
12/31/2014   $20,312                   $19,805                    $24,623

The Russell Midcap Value Index is an unmanaged index that measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
                                                                  Russell Midcap
                            Class I               Class II        Value Index
--------------------------------------------------------------------------------
10 Years                     7.34%                 7.07%           9.43%
5 Years                     13.68%                13.39%          17.43%
1 Year                      15.09%                14.80%          14.75%

All total returns shown assume reinvestment of distributions at net asset value. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

    Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                      I                     II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14            $1,000.00              $1,000.00
Ending Account Value on 12/31/14             $1,033.59              $1,032.00
Expenses Paid During Period*                 $    3.64              $    4.92

* Expenses are equal to the Fund's annualized expense ratio of 0.71% and 0.96% for Class I and Class II shares respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                        I                   II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14              $1,000.00            $1,000.00
Ending Account Value on 12/31/14               $1,021.63            $1,020.37
Expenses Paid During Period*                   $    3.62            $    4.89

* Expenses are equal to the Fund's annualized expense ratio of 0.71% and 0.96% for Class I and Class II shares respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

A Word About Risk:

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, Edward T. "Ned" Shadek, Jr. discusses the factors that affected the performance of Pioneer Mid Cap Value VCT Portfolio during the 12-month period ended December 31, 2014. Mr. Shadek, a senior vice president and a portfolio manager at Pioneer, is responsible for the day-to-day management of the Portfolio.

Q: How did the Portfolio perform during the 12-month period ended December 31, 2014?

A: Pioneer Mid Cap Value VCT Portfolio's Class I shares returned 15.09% at net asset value during the 12-month period ended December 31, 2014, and Class II shares returned 14.80%, while the Portfolio's benchmark, the Russell Midcap Value Index (the Russell Index), returned 14.75%. During the same period, the average return of the 130 variable portfolios in Lipper's Multi-Cap Core Underlying Funds category was 8.88%.

Q: How would you describe the investment environment in the equity market during the 12-month period ended December 31, 2014?

A: The stock market rose during the 12-month period ended December 31, 2014. On a total-return basis, which includes reinvested dividends, the Standard & Poor's 500 Index advanced by 13.66%, and the Portfolio's benchmark, the Russell Index, gained 14.75%. The market did slip back, or "correct," several times during the period, most notably in January 2014, in September and the first half of October 2014, and in the first half of December 2014, but each time the market reversed direction and climbed right back up.

    Investors' concerns during the period centered around geopolitical events and the health of world economies, interest rates, commodities prices, and the spread of the Ebola virus. Throughout, however, corporate earnings reports were better than anticipated, and the United States economy, despite an unexplained but apparently weather-related decline in the first calendar quarter of 2014, continued growing, with significant declines in the unemployment rate one of the key factors.

    Mid-cap value stocks, as measured by the Portfolio's benchmark, outperformed mid-cap growth stocks, as measured by the Russell Midcap Growth Index, during the 12-month period, as the Russell Midcap Growth Index's return of 11.90% for the period fell 2.85% shy of the return generated by the Portfolio's benchmark. In both indices, however, investors who worried about the sustainability of the economic recovery and the problems overseas appeared to favor companies with faster earnings growth. When interest rates did not rise as expected with the "tapering" of the Federal Reserve System's (the Fed's) "quantitative easing" program - but instead fell - investors also bid up the prices of utility stocks and real-estate-investment trusts (REITs). More cyclical and commodity-price-dependent companies, especially in the industrials, energy, and materials sectors, saw their share prices bounce around and in some cases decline.

Q: Could you discuss the Portfolio's performance relative to the Russell Index benchmark during the 12-month period ended December 31, 2014?

A: The Portfolio outperformed the Russell Index during the period, with stock selection the key factor in the benchmark-relative outperformance. Selection results in energy, utilities, information technology, consumer discretionary and financials contributed the most to the Portfolio's relative returns. Stock selection results in the industrials sector, an overweight to the energy sector,

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

    which underperformed as the price of oil declined sharply, and an underweight exposure to utilities stocks, which rallied in a declining interest-rate environment as the period progressed, were the main detractors from the Portfolio's benchmark-relative performance.

    The top-performing individual holding in the Portfolio during the period was semiconductor company Skyworks Solutions, which counts Apple as its biggest customer. Skyworks' management has done a good job at seizing upon growth opportunities, cutting costs and boosting the company's bottom line. We recently sold the Portfolio's position in Skyworks after it made a strong contribution to benchmark-relative returns. In industrials, while capital goods firms struggled during the period, as noted previously, transportation companies and airlines fared pretty well. One such airline was United Continental. The Portfolio's position in United Continental contributed strongly to benchmark-relative returns during the period due to the improving fundamentals in the airline industry, as pricing discipline and consolidation (that is, high-profile mergers) are just two of the factors driving the industry's strong rebound.

    In health care, the Portfolio's best-performing stock was Actavis Pharmaceuticals. The company has made some accretive acquisitions that have turned out very well, and it has a great management team. Other positions which contributed to the Portfolio's benchmark-relative returns during the 12-month period included Whiting Petroleum and Weatherford International, from the energy sector; Pebblebrook Hotel Trust and Duke Realty, both real estate investment trusts, which are part of the financials sector; and Whirlpool and Goodyear Tire & Rubber, from the consumer discretionary sector.

    At the outset of the period we had positioned the Portfolio for a rising interest-rate environment, and we believed the place to be was in cyclical stocks, such as those found in the industrials sector. Some sub-sectors within industrials, such as transportation and airlines, fared well during the period, but capital goods firms performed poorly as global economic activity slowed. KBR, a capital goods company, was one of the worst-performing holdings in the Portfolio during the period, as the company faced pricing competition from foreign construction firms, which hurt its bottom line. The holding which detracted the most from the Portfolio's benchmark-relative returns during the period was NCR, in the information technology sector. NCR's several recent acquisitions have not been properly consolidated, and the company's earnings growth also has lagged expectations. In addition, the company's software business has not done as well as we'd hoped.

    In energy, the Portfolio's overweight position detracted from benchmark-relative performance. Within energy, a position in Precision Drilling hurt relative returns as the company's stock price declined due in part to falling oil prices. As noted previously, underweighting utilities stocks, which benefited from falling interest rates, also detracted from the Portfolio's benchmark-relative performance, even though stock selection results in the sector were positive.

Q: Did the Portfolio hold any derivatives during the 12-month period ended December 31, 2014?

A:  No, the Portfolio had no exposure to derivatives during the period.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

Q:  What is your outlook as we move into 2015?

A: Our outlook for stocks remains positive. We are still in a low-interest-rate environment and stock valuations remain favorable, though they're certainly not as cheap as they were two or three years ago. That said, stocks are not greatly overpriced, and we are still finding plenty of good values in the current market environment. Corporate balance sheets are in good shape as well, and while there are some concerns such as slowing growth overseas and geopolitical risk factors, we see no big storm clouds on the horizon at the present time.

    Stock-picking based on fundamental analysis drives the Portfolio's returns, not any top-down macroeconomic view. We believe that the Portfolio's positive results over the past 12 months is a testimony to our investment process and focus.

    Please refer to the Schedule of Investments on pages 7 to 9 for a full listing of Portfolio securities.

    Past performance is no guarantee of future results.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

     Shares                                                                Value
               COMMON STOCKS - 99.8%
               Energy - 3.1%
               Oil & Gas Drilling - 0.7%
     42,097    Helmerich & Payne, Inc.                            $    2,838,180
                                                                  --------------
               Oil & Gas Equipment &
               Services - 1.6%
     60,334    Cameron International Corp.*                       $    3,013,683
    172,156    Helix Energy Solutions Group, Inc.*                     3,735,785
                                                                  --------------
                                                                  $    6,749,468
                                                                  --------------
               Oil & Gas Exploration
               & Production - 0.8%
    105,217    Cabot Oil & Gas Corp.                              $    3,115,475
                                                                  --------------
               Total Energy                                       $   12,703,123
                                                                  --------------
               Materials - 5.3%
               Diversified Chemicals - 0.8%
     40,604    Eastman Chemical Co.                               $    3,080,219
                                                                  --------------
               Specialty Chemicals - 0.8%
     58,040    Celanese Corp.                                     $    3,480,078
                                                                  --------------
               Metal & Glass Containers - 1.4%
    112,990    Crown Holdings, Inc.*                              $    5,751,191
                                                                  --------------
               Steel - 0.8%
    120,979    United States Steel Corp.                          $    3,234,978
                                                                  --------------
               Paper Products - 1.5%
    115,313    International Paper Co.                            $    6,178,471
                                                                  --------------
               Total Materials                                    $   21,724,937
                                                                  --------------
               Capital Goods - 5.8%
               Aerospace & Defense - 0.7%
     44,240    Triumph Group, Inc.                                $    2,973,813
                                                                  --------------
               Building Products - 1.6%
    139,589    Fortune Brands Home & Security, Inc.               $    6,319,194
                                                                  --------------
               Electrical Components
               & Equipment - 1.5%
    134,225    Generac Holdings, Inc.                             $    6,276,361
                                                                  --------------
               Construction & Farm
               Machinery & Heavy Trucks - 1.0%
    146,574    Terex Corp.*                                       $    4,086,483
                                                                  --------------
               Industrial Machinery - 1.0%
     68,917    Crane Co.                                          $    4,045,428
                                                                  --------------
               Total Capital Goods                                $   23,701,279
                                                                  --------------
               Transportation - 5.3%
               Airlines - 2.1%
    127,374    United Continental Holdings, Inc.*                 $    8,520,049
                                                                  --------------
               Trucking - 3.2%
    137,114    Con-way, Inc.                                      $    6,743,267
     66,056    Ryder System, Inc.                                      6,133,300
                                                                  --------------
                                                                  $   12,876,567
                                                                  --------------
               Total Transportation                               $   21,396,616
                                                                  --------------
               Automobiles &
               Components - 3.3%
               Auto Parts & Equipment - 1.2%
     89,203    Tenneco, Inc.*                                     $    5,049,782
                                                                  --------------
               Tires & Rubber - 2.1%
    295,956    The Goodyear Tire & Rubber Co.                     $    8,455,463
                                                                  --------------
               Total Automobiles
               & Components                                       $   13,505,245
                                                                  --------------
               Consumer Durables &
               Apparel - 4.3%
               Household Appliances - 1.6%
     33,900    Whirlpool Corp.                                    $    6,567,786
                                                                  --------------
               Housewares & Specialties - 1.7%
    139,866    Jarden Corp.*                                      $    6,696,784
                                                                  --------------
               Apparel, Accessories &
               Luxury Goods - 1.0%
     32,455    PVH Corp.                                          $    4,159,757
                                                                  --------------
               Total Consumer
               Durables & Apparel                                 $   17,424,327
                                                                  --------------
               Consumer Services - 2.8%
               Education Services - 1.7%
    144,581    DeVry Education Group, Inc.                        $    6,863,260
                                                                  --------------
               Specialized Consumer
               Services - 1.1%
    130,833    H&R Block, Inc.                                    $    4,406,455
                                                                  --------------
               Total Consumer Services                            $   11,269,715
                                                                  --------------
               Retailing - 5.4%
               Department Stores - 2.8%
     64,945    Kohl's Corp.                                       $    3,964,243
    112,673    Macy's, Inc.                                            7,408,250
                                                                  --------------
                                                                  $   11,372,493
                                                                  --------------
               Apparel Retail - 1.6%
     70,054    Ross Stores, Inc.                                  $    6,603,290
                                                                  --------------
               Specialty Stores - 1.0%
    463,000    Office Depot, Inc.*                                $    3,970,225
                                                                  --------------
               Total Retailing                                    $   21,946,008
                                                                  --------------
               Food, Beverage & Tobacco - 2.2%
               Agricultural Products - 1.2%
     58,733    Ingredion, Inc.                                    $    4,982,908
                                                                  --------------
               Packaged Foods & Meats - 1.0%
     37,949    The JM Smucker Co.                                 $    3,832,090
                                                                  --------------
               Total Food, Beverage & Tobacco                     $    8,814,998
                                                                  --------------
               Health Care Equipment
               & Services - 9.5%
               Health Care Equipment - 1.5%
     55,387    Zimmer Holdings, Inc.                              $    6,281,994
                                                                  --------------
               Health Care Supplies - 0.3%
     31,838    Alere, Inc.*                                       $    1,209,844
                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------
     Shares                                                                Value
               Health Care Distributors - 1.8%
     89,860    Cardinal Health, Inc.                              $    7,254,398
                                                                  --------------
               Health Care Services - 1.6%
     88,324    Omnicare, Inc.                                     $    6,441,469
                                                                  --------------
               Health Care Facilities - 1.5%
    113,380    Community Health Systems, Inc.                     $    6,113,450
                                                                  --------------
               Managed Health Care - 2.8%
     58,694    Aetna, Inc.                                        $    5,213,788
     43,264    Humana, Inc.                                            6,214,008
                                                                  --------------
                                                                  $   11,427,796
                                                                  --------------
               Total Health Care
               Equipment & Services                               $   38,728,951
                                                                  --------------
               Pharmaceuticals,
               Biotechnology & Life
               Sciences - 2.6%
               Pharmaceuticals - 2.6%
     37,763    Endo International Plc                             $    2,723,468
     18,936    Jazz Pharmaceuticals Plc*                               3,100,391
     47,395    Mallinckrodt Plc*                                       4,693,527
                                                                  --------------
                                                                  $   10,517,386
                                                                  --------------
               Total Pharmaceuticals,
               Biotechnology & Life Sciences                      $   10,517,386
                                                                  --------------
               Banks - 5.6%
               Regional Banks - 5.6%
    157,067    Cathay General Bancorp                             $    4,019,345
     84,103    CIT Group, Inc.*                                        4,022,646
    454,165    Huntington Bancshares, Inc./OH                          4,777,816
    550,015    Regions Financial Corp.                                 5,808,158
    138,546    Zions Bancorporation                                    3,949,946
                                                                  --------------
                                                                  $   22,577,911
                                                                  --------------
               Total Banks                                        $   22,577,911
                                                                  --------------
               Diversified Financials - 6.9%
               Other Diversified Financial
               Services - 1.7%
    157,916    Voya Financial, Inc.                               $    6,692,480
                                                                  --------------
               Specialized Finance - 1.5%
    126,732    The NASDAQ OMX Group, Inc.                         $    6,078,067
                                                                  --------------
               Consumer Finance - 1.5%
    284,268    Navient Corp.                                      $    6,143,031
                                                                  --------------
               Asset Management &
               Custody Banks - 1.1%
     35,128    Ameriprise Financial, Inc.                         $    4,645,678
                                                                  --------------
               Investment Banking &
               Brokerage - 1.1%
     92,575    Lazard, Ltd.                                       $    4,631,527
                                                                  --------------
               Total Diversified Financials                       $   28,190,783
                                                                  --------------
               Insurance - 7.3%
               Life & Health Insurance - 1.6%
    111,917    Lincoln National Corp.                             $    6,454,253
                                                                  --------------
               Multi-line Insurance - 1.9%
    185,443    The Hartford Financial Services
               Group, Inc.                                        $    7,731,119
                                                                  --------------
               Property & Casualty
               Insurance - 2.6%
     95,339    The Allstate Corp.                                 $    6,697,565
     55,160    The Hanover Insurance Group, Inc.                       3,934,011
                                                                  --------------
                                                                  $   10,631,576
                                                                  --------------
               Reinsurance - 1.2%
     53,895    Reinsurance Group of America, Inc.                 $    4,722,280
                                                                  --------------
               Total Insurance                                    $   29,539,228
                                                                  --------------
               Real Estate - 11.3%
               Diversified REIT - 1.5%
    297,484    Duke Realty Corp.                                  $    6,009,177
                                                                  --------------
               Hotel & Resort REIT - 2.4%
     78,727    Hospitality Properties Trust                       $    2,440,537
    103,167    Host Hotels & Resorts, Inc.                             2,452,280
    109,167    Pebblebrook Hotel Trust                                 4,981,290
                                                                  --------------
                                                                  $    9,874,107
                                                                  --------------
               Retail REIT - 2.8%
    219,933    General Growth Properties, Inc.                    $    6,186,715
    200,689    Kimco Realty Corp.                                      5,045,321
                                                                  --------------
                                                                  $   11,232,036
                                                                  --------------
               Specialized REIT - 3.1%
    108,432    Corrections Corp of America                        $    3,940,419
    100,062    The Geo Group, Inc.                                     4,038,502
    127,618    Weyerhaeuser Co.                                        4,580,210
                                                                  --------------
                                                                  $   12,559,131
                                                                  --------------
               Real Estate Services - 1.5%
     41,505    Jones Lang LaSalle, Inc.                           $    6,222,845
                                                                  --------------
               Total Real Estate                                  $   45,897,296
                                                                  --------------
               Software & Services - 3.5%
               IT Consulting & Other
               Services - 1.0%
     88,671    Amdocs, Ltd.                                       $    4,136,946
                                                                  --------------
               Data Processing &
               Outsourced Services - 2.5%
     82,900    Fidelity National Information
               Services, Inc.                                     $    5,156,380
    370,609    Xerox Corp.                                             5,136,641
                                                                  --------------
                                                                  $   10,293,021
                                                                  --------------
               Total Software & Services                          $   14,429,967
                                                                  --------------
               Technology Hardware &
               Equipment - 3.7%
               Communications
               Equipment - 1.2%
    369,278    Polycom, Inc.*                                     $    4,985,253
                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

     Shares                                                                Value
               Technology Hardware, Storage
               & Peripherals - 2.5%
    143,788    NCR Corp.*                                         $    4,189,982
    144,036    NetApp, Inc.                                            5,970,292
                                                                  --------------
                                                                  $   10,160,274
                                                                  --------------
               Total Technology
               Hardware & Equipment                               $   15,145,527
                                                                  --------------
               Semiconductors &
               Semiconductor Equipment - 2.9%
               Semiconductors - 2.9%
    170,965    Broadcom Corp.                                     $    7,407,913
    314,187    Marvell Technology Group, Ltd.                          4,555,712
                                                                  --------------
                                                                  $   11,963,625
                                                                  --------------
               Total Semiconductors &
               Semiconductor Equipment                            $   11,963,625
                                                                  --------------
               Utilities - 9.0%
               Electric Utilities - 6.6%
     70,434    Edison International                               $    4,612,018
    113,753    Northeast Utilities                                     6,088,061
     76,123    Pinnacle West Capital Corp.                             5,199,962
    166,914    PNM Resources, Inc.                                     4,945,662
    145,147    Westar Energy, Inc.                                     5,985,862
                                                                  --------------
                                                                  $   26,831,565
                                                                  --------------
               Multi-Utilities - 2.4%
    123,649    Ameren Corp.                                       $    5,703,928
     96,867    Public Service Enterprise Group, Inc.                   4,011,262
                                                                  --------------
                                                                  $    9,715,190
                                                                  --------------
               Total Utilities                                    $   36,546,755
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $324,211,749)                                $  406,023,677
                                                                  --------------
               TOTAL INVESTMENT IN
               SECURITIES - 99.8%
               (Cost $324,211,749) (a)                            $  406,023,677
                                                                  --------------
               OTHER ASSETS &
               LIABILITIES - 0.2%                                 $      818,971
                                                                  --------------
               TOTAL NET ASSETS - 100.0%                          $  406,842,648
                                                                  ==============

*     Non-income producing security.

REIT  Real Estate Investment Trust.

(a) At December 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $324,344,269 was as follows:

         Aggregate gross unrealized appreciation for all investments
         in which there is an excess of value over tax cost            $ 85,523,141

         Aggregate gross unrealized depreciation for all investments
         in which there is an excess of tax cost over value              (3,843,733)
                                                                       ------------

         Net unrealized appreciation                                   $ 81,679,408
                                                                       ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 aggregated $248,789,904 and $291,713,978, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                              Level 1        Level 2   Level 3         Total
Common Stocks               $406,023,677     $    --   $    --      $406,023,677
                            ------------     -------   -------      ------------
  Total                     $406,023,677     $    --   $    --      $406,023,677
                            ============     =======   =======      ============

During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended   Year Ended  Year Ended   Year Ended   Year Ended
                                                         12/31/14     12/31/13    12/31/12     12/31/11     12/31/10
Class I
Net asset value, beginning of period                      $ 22.96     $ 17.42     $ 15.85      $ 16.93       $  14.48
                                                          -------     -------     -------      -------       --------
Increase (decrease) from investment operations:
   Net investment income (loss)                           $  0.21     $  0.24     $  0.24      $  0.23       $   0.18
   Net realized and unrealized gain (loss) on
     investments                                             3.11        5.49        1.50        (1.17)          2.43
                                                          -------     -------     -------      -------       --------
     Net increase (decrease) from investment operations   $  3.32     $  5.73     $  1.74      $ (0.94)      $   2.61
Distribution to shareowners:
   Net investment income                                  $ (0.22)    $ (0.19)    $ (0.17)     $ (0.14)      $  (0.16)
   Net realized gain                                        (3.27)         --          --           --             --
                                                          -------     -------     -------      -------       --------
Total distributions                                       $ (3.49)    $ (0.19)    $ (0.17)     $ (0.14)      $  (0.16)
                                                          -------     -------     -------      -------       --------
Net increase (decrease) in net asset value                $ (0.17)    $  5.54     $  1.57      $ (1.08)      $   2.45
                                                          -------     -------     -------      -------       --------
Net asset value, end of period                            $ 22.79     $ 22.96     $ 17.42      $ 15.85       $  16.93
                                                          =======     =======     =======      =======       ========
Total return*                                               15.09%      33.10%      11.11%(a)    (5.64)%        18.22%
Ratio of total expenses plus interest expense to average
net assets (b)                                               0.71%       0.71%       0.72%        0.72%          0.74%
Ratio of net investment income (loss) to average net
assets                                                       0.87%       1.04%       1.17%        1.23%          1.02%
Portfolio turnover rate                                        62%         99%        103%          88%            99%
Net assets, end of period (in thousands)                  $88,618     $90,706     $81,886      $92,100       $116,729

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 11.08%.

(b)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sale charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                  12/31/14     12/31/13     12/31/12     12/31/11     12/31/10
Class II
Net asset value, beginning of period                              $  22.79    $  17.30     $  15.75      $  16.83     $  14.41
                                                                  --------    --------     --------      --------     --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                   $   0.15    $   0.18     $   0.14      $   0.14     $   0.09
   Net realized and unrealized gain (loss) on investments             3.08        5.46         1.55         (1.11)        2.46
                                                                  --------    --------     --------      --------     --------
      Net increase (decrease) from investment operations          $   3.23    $   5.64     $   1.69      $  (0.97)    $   2.55
Distribution to shareowners:
   Net investment income                                          $  (0.16)   $  (0.15)    $  (0.14)     $  (0.11)    $  (0.13)
   Net realized gain                                                 (3.27)         --           --            --           --
                                                                  --------    --------     --------      --------     --------
Total distributions                                               $  (3.43)   $  (0.15)    $  (0.14)     $  (0.11)    $  (0.13)
                                                                  --------    --------     --------      --------     --------
Net increase (decrease) in net asset value                        $  (0.20)   $   5.49     $   1.55      $  (1.08)    $   2.42
                                                                  --------    --------     --------      --------     --------
Net asset value, end of period                                    $  22.59    $  22.79     $  17.30      $  15.75     $  16.83
                                                                  ========    ========     ========      ========     ========
Total return*                                                        14.80%      32.75%       10.83%(a)     (5.84)%      17.89%
Ratio of total expenses plus interest expense to average
   net assets (b)                                                     0.96%       0.96%        0.97%         0.97%        0.99%
Ratio of net investment income (loss) to average net assets           0.62%       0.79%        0.94%         1.03%        0.79%
Portfolio turnover rate                                                 62%         99%         103%           88%          99%
Net assets, end of period (in thousands)                          $318,225    $306,189     $259,448      $207,057     $179,212

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 10.78%.

(b)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sale charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $324,211,749)                      $406,023,677
  Cash                                                                   372,112
  Receivables --
     Investment securities sold                                          134,265
     Portfolio shares sold                                               156,235
     Dividends                                                           585,638
                                                                    ------------
         Total assets                                               $407,271,927
                                                                    ------------

LIABILITIES:
   Payables --
     Investment securities purchased                                $    169,122
     Portfolio shares repurchased                                        197,839
   Due to affiliates                                                      21,497
   Accrued expenses                                                       40,821
                                                                    ------------
         Total liabilities                                          $    429,279
                                                                    ------------

NET ASSETS:
  Paid-in capital                                                   $279,445,119
  Undistributed net investment income                                  2,609,363
  Accumulated net realized gain on investments                        42,976,238
  Net unrealized appreciation on investments                          81,811,928
                                                                    ------------
        Total net assets                                            $406,842,648
                                                                    ============

NET ASSET VALUE PER SHARE:
(No par value unlimited number of shares authorized)
   Class I (based on $88,617,787/3,889,044 shares)                  $      22.79
                                                                    ============
   Class II (based on $318,224,861/14,088,746 shares)               $      22.59
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $18,554)               $ 6,337,736
  Interest                                                                   322
                                                                     -----------
        Total investment income                                                    $ 6,338,058
                                                                                   -----------

EXPENSES:
  Management fees                                                    $ 2,601,069
  Transfer agent fees and expenses
     Class I                                                               1,500
     Class II                                                              1,500
  Distribution fees
     Class II                                                            776,415
  Administrative reimbursements                                          129,361
  Custodian fees                                                          16,187
  Professional fees                                                       44,735
  Printing expense                                                        17,095
  Fees and expenses of nonaffiliated trustees                             12,093
  Miscellaneous                                                           15,047
                                                                     -----------
     Net operating expenses                                                        $ 3,615,002
                                                                                   -----------
         Interest expense                                                          $     7,739
                                                                                   -----------
     Total operating expenses and interest expense                                 $ 3,622,741
                                                                                   -----------
         Net investment income                                                     $ 2,715,317
                                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                 $43,346,745
                                                                                   -----------
  Change in net unrealized appreciation on investments                             $ 9,141,638
                                                                                   -----------
  Net gain on investments                                                          $52,488,383
                                                                                   -----------
  Net increase in net assets resulting from operations                             $55,203,700
                                                                                   ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year Ended       Year Ended
                                                              12/31/14         12/31/13
FROM OPERATIONS:
Net investment income                                       $   2,715,317   $   3,170,719
Net realized gain on investments                               43,346,745      63,085,212
Change in net unrealized appreciation on investments            9,141,638      39,589,487
                                                            -------------   -------------
      Net increase in net assets resulting from operations  $  55,203,700   $ 105,845,418
                                                            -------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class I ($0.22 and $0.19 per share, respectively)     $    (791,747)  $    (833,951)
      Class II ($0.16 and $0.15 per share, respectively)       (2,022,558)     (2,135,907)
Net realized gains
      Class I ($3.27 and $0.00 per share, respectively)       (12,023,438)             --
      Class II ($3.27 and $0.00 per share, respectively)      (41,525,363)             --
                                                            -------------   -------------
          Total distributions to shareowners                $ (56,363,106)  $  (2,969,858)
                                                            -------------   -------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  16,630,975   $  11,762,482
Reinvestment of distributions                                  56,363,106       2,969,858
Cost of shares repurchased                                    (61,887,021)    (62,046,988)
                                                            -------------   -------------
      Net increase (decrease) in net assets resulting from
         Portfolio share transactions                       $  11,107,060   $ (47,314,648)
                                                            -------------   -------------
      Net increase in net assets                            $   9,947,654   $  55,560,912
NET ASSETS:
Beginning of year                                           $ 396,894,994   $ 341,334,082
                                                            -------------   -------------
End of year                                                 $ 406,842,648   $ 396,894,994
                                                            =============   =============
Undistributed net investment income                         $   2,609,363   $   2,984,310
                                                            =============   =============

                                               '14 Shares          '14 Amount         '13 Shares          '13 Amount
CLASS I
Shares sold                                       277,178        $  6,295,905            267,113       $   5,185,801
Reinvestment of distributions                     587,045          12,815,185             43,121             833,951
Less shares repurchased                          (925,418)        (20,841,632)        (1,060,764)        (21,389,909)
                                              -----------        ------------        -----------       -------------
       Net decrease                               (61,195)       $ (1,730,542)          (750,530)      $ (15,370,157)
                                              ===========        ============        ===========       =============
CLASS II
Shares sold                                       454,768        $ 10,335,070            330,462       $   6,576,681
Reinvestment of distributions                   2,010,523          43,547,921            111,129           2,135,907
Less shares repurchased                        (1,810,753)        (41,045,389)        (2,007,012)        (40,657,079)
                                              -----------        ------------        -----------       -------------
       Net increase (decrease)                    654,538        $ 12,837,602         (1,565,421)      $ (31,944,491)
                                              ===========        ============        ===========       =============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value VCT Portfolio (the Portfolio) is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such Funds' asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

    Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $275,959 to decrease undistributed net investment income and $275,959 to increase accumulated net realized gain on investments in order to to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013, and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

--------------------------------------------------------------------------------
                                                  2014                 2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                $12,273,254          $2,969,858
Long-term capital gain                          44,089,852
                                               -----------          ----------
  Total distributions                          $56,363,106          $2,969,858
                                               ===========          ==========
Distributable Earnings
(Accumulated Losses):
Undistributed ordinary income                 $  3,113,178
Undistributed long-term gain                    42,604,943
Unrealized appreciation                         81,679,408
                                              ------------
  Total                                       $127,397,529
                                              ============

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to Real Estate Investment Trust (REIT), and partnerships and other holdings.

E.  Portfolio Shares and Class Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

    each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F.  Risks

    Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or to other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. At December 31, 2014, the Portfolio had no open repurchase agreements.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $15,155 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,925 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,417 in distribution fees payable to PFD at December 31, 2014.

5. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's two most recent fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Mid Cap Value VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Mid Cap Value VCT (one of the portfolios constituting Pioneer Variable Contracts Trust) (the "Fund"), as of December 31, 2014, and the related statement of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Value VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Mid Cap Value VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio manager in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio manager of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that they were satisfied with PIM's investment discipline and approach in the prevailing market conditions, notwithstanding relatively poor peer comparisons of total return over the 3- and 5-year periods.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the first quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees considered that the expense ratio of the Portfolio's Class II shares for the twelve months ended June 30, 2014 was in the first quintile relative to its Morningstar peer group and in the first quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer Mid Cap Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND      PRINCIPAL OCCUPATION                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE                                                 HELD BY TRUSTEE
Thomas J. Perna (64)             Trustee since 2006.     Private investor (2004 - 2008 and 2013    Director, Broadridge Financial
Chairman of the Board            Serves until a          - present); Chairman (2008 - 2013) and    Solutions, Inc. (investor
and Trustee                      successor trustee is    Chief Executive Officer (2008 - 2012),    communications and securities
                                 elected or earlier      Quadriserv, Inc. (technology products     processing provider for
                                 retirement or removal.  for securities lending industry); and     financial services industry)
                                                         Senior Executive Vice President, The      (2009 - present); Director,
                                                         Bank of New York (financial and           Quadriserv, Inc. (2005 -
                                                         securities services) (1986 - 2004)        2013); and Commissioner, New
                                                                                                   Jersey State Civil Service
                                                                                                   Commission (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)               Trustee since 2005.     Managing Partner, Federal City Capital    Director of New York Mortgage
Trustee                          Serves until a          Advisors (corporate advisory services     Trust (publicly-traded
                                 successor trustee is    company) (1997 - 2004 and 2008 -          mortgage REIT) (2004 - 2009,
                                 elected or earlier      present); Interim Chief Executive         2012 - present); Director of
                                 retirement or removal.  Officer, Oxford Analytica, Inc.           The Swiss Helvetia Fund, Inc.
                                                         (privately-held research and              (closed-end fund) (2010 -
                                                         consulting company) (2010); Executive     present); Director of Oxford
                                                         Vice President and Chief Financial        Analytica, Inc. (2008 -
                                                         Officer, I-trax, Inc. (publicly traded    present); and Director of
                                                         health care services company) (2004 -     Enterprise Community
                                                         2007); and Executive Vice President       Investment, Inc.
                                                         and Chief Financial Officer, Pedestal     (privately-held affordable
                                                         Inc. (internet-based mortgage trading     housing finance company) (1985
                                                         company) (2000 - 2002); Private           - 2010)
                                                         consultant (1995-1997), Managing
                                                         Director, Lehman Brothers (investment
                                                         banking firm) (1992-1995); and
                                                         Executive, The World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)        Trustee since 2008.     William Joseph Maier Professor of         Trustee, Mellon Institutional
Trustee                          Serves until a          Political Economy, Harvard University     Funds Investment Trust and
                                 successor trustee is    (1972 - present)                          Mellon Institutional Funds
                                 elected or earlier                                                Master Portfolio (oversaw 17
                                 retirement or removal.                                            portfolios in fund complex)
                                                                                                   (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND      PRINCIPAL OCCUPATION                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE                                                 HELD BY TRUSTEE
Margaret B.W. Graham (67)        Trustee since 2000.     Founding Director, Vice President and     None
Trustee                          Serves until a          Corporate Secretary, The Winthrop
                                 successor trustee is    Group, Inc. (consulting firm) (1982 -
                                 elected or earlier      present); Desautels Faculty of
                                 retirement or removal.  Management, McGill University (1999 -
                                                         present); and Manager of Research
                                                         Operations and Organizational
                                                         Learning, Xerox PARC, Xerox's advance
                                                         research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)         Trustee since 1995.     President and Chief Executive Officer,    Director of New America High
Trustee                          Serves until a          Newbury, Piret & Company, Inc.            Income Fund, Inc. (closed-end
                                 successor trustee is    (investment banking firm) (1981 -         investment company) (2004 -
                                 elected or earlier      present)                                  present); and Member, Board of
                                 retirement or removal.                                            Governors, Investment Company
                                                                                                   Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)           Trustee since 2014.     Consultant (investment company            None
Trustee                          Serves until a          services) (2012 - present); Executive
                                 successor trustee is    Vice President, BNY Mellon (financial
                                 elected or earlier      and investment company services) (1969
                                 retirement or removal.  - 2012); Director, BNY International
                                                         Financing Corp. (financial services)
                                                         (2002 - 2012); and Director, Mellon
                                                         Overseas Investment Corp. (financial
                                                         services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE       PRINCIPAL OCCUPATION                      HELD BY TRUSTEE
Kenneth J. Taubes (56)*          Trustee since 2014.     Director and Executive Vice President     None
Trustee                          Serves until a          (since 2008) and Chief Investment
                                 successor trustee is    Officer, U.S. (since 2010) of PIM-USA;
                                 elected or earlier      Executive Vice President of Pioneer
                                 retirement or removal.  (since 2008); Executive Vice President of Pioneer Institutional Asset
                                                         Management, Inc. (since 2009); and
                                                         Portfolio Manager of Pioneer (since
                                                         1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer Mid Cap Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND       PRINCIPAL OCCUPATION                    OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE                                                HELD BY TRUSTEE
Lorraine Monchak (58)**          Advisory Trustee since   Chief Investment Officer, 1199 SEIU     None
Advisory Trustee                 2014.                    Funds (healthcare workers union
                                                          pension funds) (2001 - present); Vice
                                                          President - International Investments
                                                          Group, American International Group,
                                                          Inc. (insurance company) (1993 -
                                                          2001); Vice President Corporate
                                                          Finance and Treasury Group, Citibank,
                                                          N.A.(1980 - 1986 and 1990 - 1993);
                                                          Vice President - Asset/Liability
                                                          Management Group, Federal Farm Funding
                                                          Corporation (government-sponsored
                                                          issuer of debt securities) (1988 -
                                                          1990); Mortgage Strategies Group,
                                                          Shearson Lehman Hutton, Inc.
                                                          (investment bank) (1987 - 1988); and
                                                          Mortgage Strategies Group, Drexel
                                                          Burnham Lambert, Ltd. (investment
                                                          bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

** Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND      PRINCIPAL OCCUPATION                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE                                                 HELD BY OFFICER
Lisa M. Jones (52)               Since 2014. Serves at   Chair, Director, CEO and President of     None
President and Chief              the discretion of the   Pioneer Investment Management- USA
Executive Officer                Board                   (since September 2014); Chair,
                                                         Director, CEO and President of Pioneer
                                                         Investment Management, Inc. (since
                                                         September 2014); Chair, Director, CEO
                                                         and President of Pioneer Funds
                                                         Distributor, Inc. (since September
                                                         2014); Chair, Director, CEO and
                                                         President of Pioneer Institutional
                                                         Asset Management, Inc. (since
                                                         September 2014); and Chair, Director,
                                                         and CEO of Pioneer Investment
                                                         Management Shareholder Services, Inc.
                                                         (since September 2014); Managing
                                                         Director, Morgan Stanley Investment
                                                         Management (2010 - 2013); and Director
                                                         of Institutional Business, CEO of
                                                         International, Eaton Vance Management
                                                         (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)       Since 2003. Serves at   Vice President and Associate General      None
Secretary and Chief              the discretion of the   Counsel of Pioneer since January 2008;
Legal Officer                    Board.                  Secretary and Chief Legal Officer of
                                                         all of the Pioneer Funds since June
                                                         2010; Assistant Secretary of all of
                                                         the Pioneer Funds from September 2003
                                                         to May 2010; and Vice President and
                                                         Senior Counsel of Pioneer from July
                                                         2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)           Since 2010. Serves at   Fund Governance Director of Pioneer       None
Assistant Secretary              the discretion of the   since December 2006 and Assistant
                                 Board.                  Secretary of all the Pioneer Funds
                                                         since June 2010; Manager - Fund
                                                         Governance of Pioneer from December
                                                         2003 to November 2006; and Senior
                                                         Paralegal of Pioneer from January 2000
                                                         to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND         PRINCIPAL OCCUPATION                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF S ERVICE                                                   HELD BY OFFICER
Thomas Reyes (52)                Since 2010. Serves at the  Senior Counsel of Pioneer since May 2013  None
Assistant Secretary              discretion of the Board.   and Assistant Secretary of all
                                                            the Pioneer Funds since June 2010; and
                                                            Counsel of Pioneer from
                                                            June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)             Since 2008. Serves at the  Vice President - Fund Treasury of         None
Treasurer and Chief Financial    discretion of the Board.   Pioneer; Treasurer of all of the Pioneer
and Accounting Officer                                      Funds since March 2008; Deputy Treasurer
                                                            of Pioneer from March 2004
                                                            to February 2008; and Assistant
                                                            Treasurer of all of the Pioneer Funds
                                                            from March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)            Since 2000. Serves at the  Director - Fund Treasury of Pioneer; and  None
Assistant Treasurer              discretion of the Board.   Assistant Treasurer of all of the
                                                            Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)               Since 2002. Serves at the  Fund Accounting Manager - Fund Treasury   None
Assistant Treasurer              discretion of the Board.   of Pioneer; and Assistant
                                                            Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)            Since 2009. Serves at the  Fund Administration Manager - Fund        None
Assistant Treasurer              discretion of the Board.   Treasury of Pioneer since
                                                            November 2008; Assistant Treasurer of
                                                            all of the Pioneer Funds since
                                                            January 2009; and Client Service Manager
                                                            - Institutional Investor
                                                            Services at State Street Bank from March
                                                            2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)             Since 2010. Serves at the  Chief Compliance Officer of Pioneer and    None
Chief Compliance Officer         discretion of the Board.   of all the Pioneer Funds since
                                                            March 2010; Chief Compliance Officer of
                                                            Pioneer Institutional Asset
                                                            Management, Inc. since January 2012;
                                                            Chief Compliance Officer of
                                                            Vanderbilt Capital Advisors, LLC since
                                                            July 2012: Director of Adviser and
                                                            Portfolio Compliance at Pioneer since
                                                            October 2005; and Senior
                                                            Compliance Officer for Columbia
                                                            Management Advisers, Inc. from
                                                            October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)             Since 2006. Serves at the  Director - Transfer Agency Compliance of  None
Anti-Money Laundering Officer    discretion of the Board.   Pioneer and Anti-Money
                                                            Laundering Officer of all the Pioneer
                                                            Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18647-09-0215

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer Equity Income VCT Portfolio -- Class I and II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio

  Portfolio and Performance Update                                            2

  Comparing Ongoing Portfolio Expenses                                        3

  Portfolio Management Discussion                                             4

  Schedule of Investments                                                     8

  Financial Statements                                                       12

  Notes to Financial Statements                                              17

  Report of Independent Registered Public Accounting Firm                    21

  Approval of Investment Advisory Agreement                                  22

  Trustees, Officers and Service Providers                                   25

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Equity Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                             89.1%
International Common Stocks                                     8.2%
Depositary Receipts for International Stocks                    2.7%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                     20.0%
Consumer Staples                                               15.1%
Health Care                                                    13.2%
Utilities                                                      10.0%
Materials                                                       9.7%
Industrials                                                     9.7%
Consumer Discretionary                                          8.2%
Information Technology                                          7.9%
Energy                                                          5.0%
Telecommunication Services                                      1.2%

Five Largest Holdings
(As a percentage of equity holdings)*
--------------------------------------------------------------------------------
1. The Valspar Corp.                                                       4.11%
--------------------------------------------------------------------------------
2. The Chubb Corp.                                                         2.22
--------------------------------------------------------------------------------
3. Becton Dickinson and Co.                                                2.17
--------------------------------------------------------------------------------
4. US Bancorp/MN                                                           2.16
--------------------------------------------------------------------------------
5. Wells Fargo & Co.                                                       2.15
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                             12/31/14          12/31/13
   Class I                                             $29.70            $27.04
   Class II                                            $29.87            $27.20

                                 Net
Distributions per Share          Investment      Short-Term        Long-Term
(1/1/14 - 12/31/14)              Income          Capital Gains     Capital Gains
   Class I                       $0.8366         $ -               $ -
   Class II                      $0.7685         $ -               $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Equity Income VCT Portfolio at net asset value during the periods shown, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer Equity Income     Pioneer Equity Income      Russell 1000
                 VCT Portfolio, Class I    VCT Portfolio, Class II    Value Index
12/31/2004       $10,000                   $10,000                    $10,000
12/31/2005       $10,572                   $10,552                    $10,705
12/31/2006       $12,945                   $12,886                    $13,087
12/31/2007       $13,049                   $13,064                    $12,956
12/31/2008       $ 9,096                   $90,007                    $ 8,250
12/31/2009       $10,383                   $10,259                    $ 9,875
12/31/2010       $12,414                   $12,231                    $11,406
12/31/2011       $13,162                   $12,937                    $11,450
12/31/2012       $14,518                   $14,226                    $13,455
12/31/2013       $18,743                   $18,328                    $17,832
12/31/2014       $21,192                   $20,667                    $20,231

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)
--------------------------------------------------------------------------------
                                                                    Russell 1000
                               Class I            Class II           Value Index
--------------------------------------------------------------------------------
10 Years                         7.80%               7.53%                 7.30%
5 Years                         15.34%              15.04%                15.42%
1 Year                          13.07%              12.77%                13.45%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                                 I              II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                      $1,000.00       $1,000.00
Ending Account Value on 12/31/14                       $1,044.53       $1,043.30
Expenses Paid During Period*                           $    3.71       $    5.00

* Expenses are equal to the Fund's annualized expense ratio of 0.72% and 0.97% for Class I and II respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                                I               II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                      $1,000.00       $1,000.00
Ending Account Value on 12/31/14                       $1,021.58       $1,020.32
Expenses Paid During Period*                           $    3.67       $    4.94

* Expenses are equal to the Fund's annualized expense ratio of 0.72% and 0.97% for Class I and II respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, John Carey, Executive Vice President and Head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the 12-month period ended December 31, 2014, and Pioneer Equity Income VCT Portfolio's performance during the period. Mr. Carey is responsible for the day-to-day management of the Portfolio.

Q: How would you describe the market for equities during the 12-month period ended December 31, 2014, particularly for the types of equities deemed appropriate for the Portfolio?

A: The stock market rose during the 12-month period ended December 31, 2014. On a total-return basis, which includes reinvested dividends, the Standard & Poor's 500 Index advanced by 13.66%, and the Portfolio's benchmark, the Russell 1000 Value Index, gained 13.45%. The market did slip back, or "correct," several times during the period, most notably in January 2014, in September and the first half of October 2014, and in the first half of December 2014, but each time the market reversed direction and climbed right back up. Investors' concerns during the period centered around geopolitical events and the health of world economies, interest rates, commodities prices, and the spread of the Ebola virus. Throughout, however, corporate earnings reports were better than anticipated, and the United States economy, despite an unexplained but apparently weather-related decline in the first calendar quarter of 2014, continued growing, with significant declines in the unemployment rate as employers added workers. The stock market ended the period on a strong note.

    Value and growth stocks performed roughly in line during 2014, as the 13.05% total return of the Russell 1000 Growth Index for the 12-month period was just 0.40% behind the return of the Portfolio's benchmark, Russell 1000 Value Index. In both indices, however, investors who worried about the sustainability of the economic recovery and the problems overseas appeared to favor companies with faster earnings growth. When interest rates did not rise as expected with the "tapering" of the Federal Reserve System's (the Fed's) "quantitative easing" program - but instead fell - investors also bid up the prices of utility stocks and real-estate-investment trusts (REITs). More cyclical and commodity-price-dependent companies, especially in the industrials, energy, and materials sectors, saw their share prices bounce around and in some cases decline. Since we focus on investing in dividend-paying stocks, the Portfolio included holdings from both the industries and sectors that fared well, particularly utilities and REITs, and the areas that lagged, as many cyclical stocks, especially those in more mature industries, offer above-average dividend yields.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

Q: How did the Portfolio perform during the 12-month period ended December 31, 2014?

A: Pioneer Equity Income VCT Portfolio's Class I shares returned 13.07% at net asset value during the 12-month period ended December 31, 2014, and Class II shares returned 12.77%, while the Portfolio's benchmark, the Russell 1000 Value Index (the Russell Index), returned 13.45%. During the same period, the average return of the 64 variable portfolios in Lipper's Equity Income Underlying Portfolios category was 9.48%.

Q: Could you please talk in more detail about the Portfolio's performance during the 12-month period ended December 31, 2014? Please discuss the slight underperformance of the Portfolio relative to its benchmark, the Russell Index.

A: The bulk of the Portfolio's benchmark-relative underperformance was attributable to investments in four sectors: information technology, industrials, health care, and financials. In information technology, the Portfolio's investments in semiconductor manufacturers, which we had emphasized due to their reasonable valuations and attractive dividends, did poorly as order patterns slowed. The Portfolio's industrials holdings, most notably pump manufacturer Gorman-Rupp, lagged due to disappointing capital spending, though we remain confident that capital spending will improve as the economic cycle lengthens. In health care, the Portfolio made fairly successful investments in most areas, but the performance deficit in the sector resulted from not being invested in the best-performing industry within health care, health-care providers and services. We had not invested in that area because of uncertainty as to how the companies, mainly hospital chains and healthcare insurers, would fare under the Affordable Care Act. In the short term, at least, the companies appeared to prosper, and our avoidance of the stocks proved costly to the Portfolio's relative performance. Finally, within financials, the Portfolio was likewise lightly represented in the strong-performing diversified financials group. We had emphasized regional banks and insurance companies in the Portfolio due to corporate earnings profiles we felt better able to understand, and the more substantial dividends offered by firms in those industries.

    On the positive side, the Portfolio was correctly underweight to the weak-performing energy and telecommunications-services sectors. The Portfolio also included some outstanding individual stock performers, including Hillshire Brands, which received a premium take-out offer; Dr. Pepper Snapple, a relatively small player in the soft-drink and beverage industry that nonetheless excelled by comparison with its larger rivals Coca-Cola and Pepsi; and Becton Dickinson and Smith & Nephew in the health care equipment and supplies area, as both companies saw growing demand for their products with increased hospital utilization.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

Q: Could you highlight some of the changes you made to the Portfolio during the 12-month period ended December 31, 2014?

A: We were active investors during the period, adding about 30 positions to the Portfolio and also selling about 30. Positioning the Portfolio for the resurgence in North American rail transport, we took new positions in Canadian National Railway and CSX. PACCAR, the heavy-truck builder, gave the Portfolio exposure to the strong growth in truck traffic as well. The continuing recovery in housing led us to purchase a stake in Whirlpool, the appliance manufacturer. The generally positive outlook for real estate also prompted us to add several REITs: Chesapeake Lodging Trust, Camden Property Trust, and Kimco Realty. Frank's International, and Kinder Morgan were new Portfolio entries in energy; MeadWestvaco, in packaging and paper; Macy's, Nordstrom, and Foot Locker, in retailing; State Street and Prudential Financial, in financials; and GlaxoSmithKline and Roche, in pharmaceuticals. Readers of the following list of Portfolio holdings will note other new names as well.

    A significant amount of our selling during the period occurred in the energy and materials sectors, as well as in information technology. We judged that the fortunes for many of the resources companies were waning as the so-called "super cycle" for commodities appeared to be coming to an end. Among the positions we liquidated were those in Seadrill, ConocoPhillips, Chevron, LyondellBasell, BHP Billiton, Freeport McMoRan Copper & Gold, and Rio Tinto. In information technology, we sold Portfolio positions in several companies whose prospects appeared to us to have dimmed, including Xilinx and Maxim Integrated Products in semiconductors, and Anixter. Other Portfolio sales, across a variety of sectors and industries, were of stocks we felt had reached fair value or that no longer held for us the investment appeal of other stocks we wished to buy.

    The overall effects of the purchasing and selling during the period, along with, of course, the ongoing price changes of the securities held, were increases in the Portfolio's weightings in financials, health care, and industrials; decreases in the weightings in energy, information technology, materials, and telecommunications services; and only modest changes in the weightings in the remaining sectors, including consumer discretionary and consumer staples.

Q: Did the Portfolio hold any derivatives during the 12-month period ended December 31, 2014?

A:  No, the Portfolio had no exposure to derivatives during the period.

Q: The Portfolio typically places an emphasis on dividend-paying* stocks. Would you describe the environment for dividends as positive or negative during the 12-month period ended December 31, 2014?

A: We continue to see strong emphasis on dividends by companies in the U.S. The slower economic situation in Europe may mean that dividends there may not grow as fast in the near term, but many European companies continue to pay dividends at attractive rates. On the whole, the low-interest-rate environment prevailing throughout much of the developed world appears to be inclining investors to give strong consideration to stocks as sources of income. Demand for dividend-paying stocks, we think, will continue as long as interest rates remain low.

*   Dividends are not guaranteed.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

Q: With the domestic economic recovery gaining more traction during most of 2014, the Fed finally ended its quantitative easing ("QE") bond-purchasing program toward the end of the 12-month period, while deferring, for now, any action on interest rates. Given that backdrop, what is your outlook on the
    U. S. economy and the equity markets heading into 2015?

A: As we write, the world is watching oil prices, interest rates, growth rates in Europe and China, and a host of geopolitical hot spots. While there may be new points of focus for investors over the coming 12 months, we expect that the current concerns will be with us for a while. Corporate earnings in the U.S., propelled by robust profit margins and, increasingly, sales growth, remain at attractive levels, and stock valuations, while certainly higher than they were several years ago, are still at an average to perhaps slightly-above-average level, providing a potentially reasonable entry point for patient, long-term investors. We would note that some of the aforementioned concerns are interrelated. For instance, the sluggish economic situation in Europe is related in part to the aggressions of Russia towards the Ukraine and the resulting sanctions and trade disruptions; and the slower economic growth in China has most likely contributed to the weakening price of oil and other commodities.

Please refer to the Schedule of Investments on pages 8 to 11 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

Shares                                                                     Value
                COMMON STOCKS - 98.5%
                Energy - 5.0%
                Oil & Gas Equipment &
                Services - 0.2%
      25,535    Frank's International NV                            $    424,647
                                                                    ------------
                Integrated Oil & Gas - 2.8%
      42,374    Exxon Mobil Corp.                                   $  3,917,476
      42,446    Occidental Petroleum Corp.                             3,421,572
                                                                    ------------
                                                                    $  7,339,048
                                                                    ------------
                Oil & Gas Exploration &
                Production - 0.3%
      16,978    California Resources Corp.                          $     93,549
      25,534    Marathon Oil Corp.                                       722,357
                                                                    ------------
                                                                    $    815,906
                                                                    ------------
                Oil & Gas Refining &
                Marketing - 1.3%
      36,697    Marathon Petroleum Corp.                            $  3,312,271
                                                                    ------------
                Oil & Gas Storage &
                Transportation - 0.4%
      25,812    Kinder Morgan, Inc./DE                              $  1,092,106
                                                                    ------------
                Total Energy                                        $ 12,983,978
                                                                    ------------
                Materials - 9.6%
                Diversified Chemicals - 1.5%
      17,696    EI du Pont de Nemours & Co.                         $  1,308,442
      57,373    The Dow Chemical Co.                                   2,616,783
                                                                    ------------
                                                                    $  3,925,225
                                                                    ------------
                Specialty Chemicals - 5.3%
      774       Givaudan SA                                         $  1,396,370
      32,852    Johnson Matthey Plc                                    1,739,259
      121,871   The Valspar Corp.                                     10,539,405
                                                                    ------------
                                                                    $ 13,675,034
                                                                    ------------
                Paper Packaging - 1.4%
      42,144    MeadWestvaco Corp.                                  $  1,870,772
      43,011    Sonoco Products Co.                                    1,879,581
                                                                    ------------
                                                                    $  3,750,353
                                                                    ------------
                Diversified Metals &
                Mining - 1.4%
      41,440    Compass Minerals International, Inc.                $  3,598,235
                                                                    ------------
                Total Materials                                     $ 24,948,847
                                                                    ------------
                Capital Goods - 6.0%
                Aerospace & Defense - 1.0%
      24,041    United Technologies Corp.                           $  2,764,715
                                                                    ------------
                Electrical Components &
                Equipment - 0.7%
      25,671    Eaton Corp. Plc                                     $  1,744,601
                                                                    ------------
                Industrial Conglomerates - 1.5%
      156,086   General Electric Co.                                $  3,944,293
                                                                    ------------
                Construction & Farm Machinery
                & Heavy Trucks - 0.5%
      18,934    PACCAR, Inc.                                        $  1,287,701
                                                                    ------------
                Industrial Machinery - 1.2%
      95,518    The Gorman-Rupp Co.                                 $  3,068,038
                                                                    ------------
                Trading Companies &
                Distributors - 0.9%
      35,354    Rexel SA                                            $    635,390
      31,220    Wolseley Plc                                           1,793,474
                                                                    ------------
                                                                    $  2,428,864
                                                                    ------------
                Total Capital Goods                                 $ 15,701,751
                                                                    ------------
                Commercial Services &
                Supplies - 2.3%
                Office Services &
                Supplies - 0.7%
      31,900    MSA Safety, Inc.                                    $  1,693,571
                                                                    ------------
                Diversified Support
                Services - 1.3%
      48,749    G&K Services, Inc.                                  $  3,453,867
                                                                    ------------
                Human Resource &
                Employment Services - 0.3%
      16,123    Randstad Holding NV                                 $    781,685
                                                                    ------------
                Total Commercial Services
                & Supplies                                          $  5,929,123
                                                                    ------------
                Transportation - 1.3%
                Railroads - 1.3%
      35,608    Canadian National Railway Co.                       $  2,453,747
      25,219    CSX Corp.                                                913,684
                                                                    ------------
                                                                    $  3,367,431
                                                                    ------------
                Total Transportation                                $  3,367,431
                                                                    ------------
                Consumer Durables &
                Apparel - 1.7%
                Household Appliances - 1.7%
      64,644    Electrolux AB                                       $  1,898,146
      13,261    Whirlpool Corp.                                        2,569,186
                                                                    ------------
                                                                    $  4,467,332
                                                                    ------------
                Total Consumer Durables
                & Apparel                                           $  4,467,332
                                                                    ------------
                Consumer Services - 2.8%
                Hotels, Resorts & Cruise
                Lines - 1.0%
      49,721    InterContinental Hotels Group Plc                   $  2,010,870
      11,574    InterContinental Hotels Group
                Plc (A.D.R.)                                             463,539
                                                                    ------------
                                                                    $  2,474,409
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

Shares                                                                     Value
                Leisure Facilities - 1.8%
      99,635    Cedar Fair LP                                       $  4,765,542
                                                                    ------------
                Total Consumer Services                             $  7,239,951
                                                                    ------------
                Media - 1.5%
                Movies & Entertainment - 0.7%
      83,168    Regal Entertainment Group                           $  1,776,468
                                                                    ------------
                Publishing - 0.8%
      15,281    John Wiley & Sons, Inc. (Class A)                   $    905,246
      24,263    Meredith Corp.                                         1,317,966
                                                                    ------------
                                                                    $  2,223,212
                                                                    ------------
                Total Media                                         $  3,999,680
                                                                    ------------
                Retailing - 2.3%
                Department Stores - 2.0%
      14,247    Kohl's Corp.                                        $    869,637
      36,602    Macy's, Inc.                                           2,406,582
      25,616    Nordstrom, Inc.                                        2,033,654
                                                                    ------------
                                                                    $  5,309,873
                                                                    ------------
                Apparel Retail - 0.3%
      12,406    Foot Locker, Inc.                                   $    696,969
                                                                    ------------
                Total Retailing                                     $  6,006,842
                                                                    ------------
                Food, Beverage &
                Tobacco - 13.8%
                Soft Drinks - 2.9%
      25,660    Coca-Cola Enterprises, Inc.                         $  1,134,685
      57,580    Dr. Pepper Snapple Group, Inc.                         4,127,334
      54,062    The Coca-Cola Co.                                      2,282,498
                                                                    ------------
                                                                    $  7,544,517
                                                                    ------------
                Packaged Foods & Meats - 10.9%
      70,883    Campbell Soup Co.                                   $  3,118,852
      72,938    General Mills, Inc.                                    3,889,784
      10,396    John B Sanfilippo & Son, Inc.                            473,018
      49,753    Kellogg Co.                                            3,255,836
      72,973    Kraft Foods Group, Inc.                                4,572,488
      15,719    McCormick & Co., Inc.                                  1,167,922
      124,640   Mondelez International, Inc.                           4,527,548
      82,762    Pinnacle Foods, Inc.                                   2,921,499
      42,322    The Hershey Co.                                        4,398,525
                                                                    ------------
                                                                    $ 28,325,472
                                                                    ------------
                Total Food, Beverage & Tobacco                      $ 35,869,989
                                                                    ------------
                Household & Personal
                Products - 1.2%
                Household Products - 1.2%
      29,737    The Clorox Co.                                      $  3,098,893
                                                                    ------------
                Total Household &
                Personal Products                                   $  3,098,893
                                                                    ------------
                Health Care Equipment &
                Services - 6.1%
                Health Care Equipment - 4.2%
      45,882    Abbott Laboratories                                 $  2,065,608
      40,078    Becton Dickinson and Co.                               5,577,254
      175,938   Smith & Nephew Plc                                     3,257,489
                                                                    ------------
                                                                    $ 10,900,351
                                                                    ------------
                Health Care Distributors - 1.9%
      24,397    Cardinal Health, Inc.                               $  1,969,570
      83,931    Owens & Minor, Inc.                                    2,946,817
                                                                    ------------
                                                                    $  4,916,387
                                                                    ------------
                Total Health Care
                Equipment & Services                                $ 15,816,738
                                                                    ------------
                Pharmaceuticals, Biotechnology
                & Life Sciences - 7.0%
                Pharmaceuticals - 7.0%
      27,779    AstraZeneca Plc (A.D.R.)                            $  1,955,086
      42,759    Eli Lilly & Co.                                        2,949,943
      61,940    GlaxoSmithKline Plc (A.D.R.)                           2,647,316
      19,953    Johnson & Johnson                                      2,086,485
      74,753    Merck & Co., Inc.                                      4,245,223
      11,620    Novartis AG (A.D.R.)                                   1,076,709
      50,244    Pfizer, Inc.                                           1,565,101
      16,157    Roche Holding AG (A.D.R.)                                549,176
      23,828    Zoetis, Inc.                                           1,025,319
                                                                    ------------
                                                                    $ 18,100,358
                                                                    ------------
                Total Pharmaceuticals,
                Biotechnology & Life Sciences                       $ 18,100,358
                                                                    ------------
                Banks - 10.4%
                Diversified Banks - 6.7%
      152,042   Bank of America Corp.                               $  2,720,031
      43,489    Canadian Imperial Bank of Commerce                     3,734,682
      123,427   US Bancorp/MN                                          5,548,044
      100,838   Wells Fargo & Co.                                      5,527,939
                                                                    ------------
                                                                    $ 17,530,696
                                                                    ------------
                Regional Banks - 2.1%
      68,928    BB&T Corp.                                          $  2,680,610
      30,725    The PNC Financial Services Group, Inc.                 2,803,042
                                                                    ------------
                                                                    $  5,483,652
                                                                    ------------
                Thrifts & Mortgage
                Finance - 1.6%
      168,753   New York Community Bancorp, Inc.                    $  2,700,048
      85,220    People's United Financial, Inc.                        1,293,640
                                                                    ------------
                                                                    $  3,993,688
                                                                    ------------
                Total Banks                                         $ 27,008,036
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14 (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
                Diversified Financials - 2.2%
                Asset Management & Custody
                Banks - 1.9%
      43,821    Federated Investors, Inc. (Class B)                 $  1,443,026
      9,380     Northern Trust Corp.                                     632,212
      36,914    State Street Corp.                                     2,897,749
                                                                    ------------
                                                                    $  4,972,987
                                                                    ------------
                Investment Banking &
                Brokerage - 0.3%
      22,380    Morgan Stanley Co.                                  $    868,344
                                                                    ------------
                Total Diversified Financials                        $  5,841,331
                                                                    ------------
                Insurance - 4.2%
                Life & Health Insurance - 0.5%
      14,701    Prudential Financial, Inc.                          $  1,329,852
                                                                    ------------
                Property & Casualty
                Insurance - 3.7%
      55,080    The Chubb Corp.                                     $  5,699,128
      37,794    The Travelers Companies, Inc.                          4,000,495
                                                                    ------------
                                                                    $  9,699,623
                                                                    ------------
                Total Insurance                                     $ 11,029,475
                                                                    ------------
                Real Estate - 2.9%
                Hotel & Resort REIT - 0.9%
      60,680    Chesapeake Lodging Trust                            $  2,257,903
                                                                    ------------
                Office REIT - 0.3%
      10,299    Alexandria Real Estate Equities, Inc.               $    913,933
                                                                    ------------
                Residential REIT - 0.6%
      19,838    Camden Property Trust                               $  1,464,838
                                                                    ------------
                Retail REIT - 0.5%
      54,947    Kimco Realty Corp.                                  $  1,381,368
                                                                    ------------
                Specialized REIT - 0.6%
      60,108    Outfront Media, Inc.                                $  1,613,299
                                                                    ------------
                Total Real Estate                                   $  7,631,341
                                                                    ------------
                Software & Services - 1.5%
                IT Consulting & Other
                Services - 0.7%
      10,854    International Business Machines Corp.               $  1,741,416
                                                                    ------------
                Systems Software - 0.8%
      47,503    Microsoft Corp.                                     $  2,206,514
                                                                    ------------
                Total Software & Services                           $  3,947,930
                                                                    ------------
                Technology Hardware &
                Equipment - 0.9%
                Computer Storage &
                Peripherals - 0.5%
      41,991    EMC Corp.                                           $  1,248,812
                                                                    ------------
                Technology Hardware, Storage
                & Peripherals - 0.4%
      28,355    Hewlett-Packard Co.                                 $  1,137,886
                                                                    ------------
                Total Technology Hardware
                & Equipment                                         $  2,386,698
                                                                    ------------
                Semiconductors &
                Semiconductor Equipment - 5.4%
                Semiconductor Equipment - 0.2%
      14,436    Cabot Microelectronics Corp.*                       $    683,112
                                                                    ------------
                Semiconductors - 5.2%
      28,380    Analog Devices, Inc.                                $  1,575,658
      108,805   Intel Corp.                                            3,948,533
      50,069    Linear Technology Corp.                                2,283,146
      90,573    Microchip Technology, Inc.                             4,085,748
      79,296    NVIDIA Corp.                                           1,589,885
                                                                    ------------
                                                                    $ 13,482,970
                                                                    ------------
                Total Semiconductors &
                Semiconductor Equipment                             $ 14,166,082
                                                                    ------------
                Telecommunication
                Services - 0.7%
                Integrated Telecommunication
                Services - 0.7%
      377,620   Singapore Telecommunications, Ltd.                  $  1,112,451
      12,484    Verizon Communications, Inc.                             584,002
                                                                    ------------
                                                                    $  1,696,453
                                                                    ------------
                Total Telecommunication
                Services                                            $  1,696,453
                                                                    ------------
                Utilities - 9.9%
                Electric Utilities - 3.0%
      45,677    American Electric Power Co., Inc.                   $  2,773,507
      18,814    NextEra Energy, Inc.                                   1,999,740
      31,893    Northeast Utilities                                    1,706,913
      32,154    Westar Energy, Inc.                                    1,326,031
                                                                    ------------
                                                                    $  7,806,191
                                                                    ------------
                Gas Utilities - 3.3%
      60,228    AGL Resources, Inc.                                 $  3,283,028
      38,746    National Fuel Gas Co.                                  2,694,009
      105,019   Questar Corp.                                          2,654,880
                                                                    ------------
                                                                    $  8,631,917
                                                                    ------------
                Multi-Utilities - 3.3%
      72,486    Alliant Energy Corp.                                $  4,814,520
      81,677    Ameren Corp.                                           3,767,760
                                                                    ------------
                                                                    $  8,582,280
                                                                    ------------
                Water Utilities - 0.3%
      16,362    American Water Works Co., Inc.                      $    872,095
                                                                    ------------
                Total Utilities                                     $ 25,892,483
                                                                    ------------
                TOTAL COMMON STOCKS
                (Cost $188,987,818)                                 $256,667,203
                                                                    ------------
                TOTAL INVESTMENT IN
                SECURITIES - 98.5%
                (Cost $188,987,818) (a)                             $256,667,203
                                                                    ------------
                OTHER ASSETS &
                LIABILITIES - 1.5%                                  $  3,807,572
                                                                    ------------
                TOTAL NET ASSETS - 100.0%                           $260,474,775
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

*          Non-income producing security.

(A.D.R.)   American Depositary Receipts.

REIT       Real Estate Investment Trust

(a) At December 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $187,450,644 was as follows:

              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost                                         $70,570,071

              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value                                        (1,353,512)
                                                                    -----------
              Net unrealized appreciation                           $69,216,559
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 aggregated $93,858,477 and $90,345,689, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services and broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                           Level 1         Level 2      Level 3         Total
Common Stocks           $256,667,203       $    --      $    --     $256,667,203
                        ------------       -------      -------     ------------
   Total                $256,667,203       $    --      $    --     $256,667,203
                        ============       =======      =======     ============

During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

The following is a summary of the fair valuation of certain Portfolio's assets as of December 31, 2014:


                           Level 1         Level 2         Level 3        Total
Assets:
Foreign currency           $    --         $58,469         $    --       $58,469
                           -------         -------         -------       -------
   Total                   $    --         $58,469         $    --       $58,469
                           =======         =======         =======       =======

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                         12/31/14    12/31/13    12/31/12    12/31/11    12/31/10
Class I
Net asset value, beginning of period                                      $ 27.04    $ 21.48     $ 20.26     $ 19.57     $ 16.75
                                                                          -------    -------     -------     -------     -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                          $  0.92    $  0.64     $  0.94     $  0.55     $  0.44
    Net realized and unrealized gain (loss) on investments                   2.58       5.55        1.13        0.62        2.79
                                                                          -------    -------     -------     -------     -------
          Net increase (decrease) from investment operations              $  3.50    $  6.19     $  2.07     $  1.17     $  3.23
Distributions to shareowners:
    Net investment income                                                 $ (0.84)   $ (0.63)    $ (0.85)    $ (0.48)    $ (0.41)
                                                                          -------    -------     -------     -------     -------
       Net increase (decrease) in net asset value                         $  2.66    $  5.56     $  1.22     $  0.69     $  2.82
                                                                          -------    -------     -------     -------     -------
Net asset value, end of period                                            $ 29.70    $ 27.04     $ 21.48     $ 20.26     $ 19.57
                                                                          =======    =======     =======     =======     =======
Total return*                                                               13.07%     29.10%      10.30%       6.03%      19.56%
Ratio of total expenses plus interest expense to average net assets (a)      0.72%      0.72%       0.75%       0.75%       0.76%
Ratio of net investment income (loss) to average net assets                  3.10%      2.47%       4.10%       2.58%       2.29%
Portfolio turnover rate                                                        38%        22%         47%         34%         18%
Net assets, end of period (in thousands)                                  $97,610    $96,986     $85,168     $91,876     $95,224


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                          12/31/14    12/31/13    12/31/12    12/31/11    12/31/10
Class II
Net asset value, beginning of period                                      $  27.20    $  21.60    $ 20.39     $ 19.68     $ 16.85
                                                                          --------    --------    --------    -------     -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                          $   0.78    $   0.49    $  0.68     $  0.48     $  0.37
    Net realized and unrealized gain (loss) on investments                    2.66        5.68       1.34        0.64        2.83
                                                                          --------    --------    --------    -------     -------
          Net increase (decrease) from investment operations              $   3.44    $   6.17    $  2.02     $  1.12     $  3.20
Distributions to shareowners:
    Net investment income                                                 $  (0.77)   $  (0.57)   $ (0.81)    $ (0.41)    $ (0.37)
                                                                          --------    --------    --------    -------     -------
       Net increase (decrease) in net asset value                         $   2.67    $   5.60    $  1.21     $  0.71     $  2.83
                                                                          --------    --------    --------    -------     -------
Net asset value, end of period                                            $  29.87    $  27.20    $ 21.60     $ 20.39     $ 19.68
                                                                          ========    ========    =======     =======     =======
Total return*                                                                12.77%      28.83%      9.97%       5.77%      19.23%
Ratio of total expenses plus interest expense to average net assets (a)       0.97%       0.97%      1.00%       1.00%       1.01%
Ratio of net investment income (loss) to average net assets                   2.84%       2.23%      3.80%       2.34%       2.04%
Portfolio turnover rate                                                         38%         22%        47%         34%         18%
Net assets, end of period (in thousands)                                  $162,865    $134,979    $83,657     $57,460     $56,700


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $188,987,818)                                    $256,667,203
  Cash                                                                                 826,808
  Foreign currency (cost $63,689)                                                       58,469
  Receivables --
     Investment securities sold                                                      2,154,016
     Portfolio shares sold                                                             440,540
     Dividends                                                                         596,457
                                                                                  ------------
         Total assets                                                             $260,743,493
                                                                                  ------------
LIABILITIES:
  Payables --
     Portfolio shares repurchased                                                 $    216,737
  Due to affiliates                                                                     12,247
  Accrued expenses                                                                      39,734
                                                                                  ------------
        Total liabilities                                                         $    268,718
                                                                                  ------------
NET ASSETS:
  Paid-in capital                                                                 $181,730,656
  Undistributed net investment income                                                2,186,650
  Accumulated net realized gain on investments and foreign currency transactions     8,892,800
  Net unrealized appreciation on investments                                        67,679,385
  Net unrealized depreciation on foreign currency transactions                         (14,716)
                                                                                  ------------
        Total net assets                                                          $260,474,775
                                                                                  ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $97,609,843/3,286,090 shares)                                 $      29.70
                                                                                  ============
  Class II (based on $162,864,932/5,451,966 shares)                               $      29.87
                                                                                  ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $37,802)                      $ 9,173,663
  Interest                                                                          951
                                                                            -----------
        Total investment income                                                            $ 9,174,614
                                                                                           -----------
EXPENSES:
  Management fees                                                           $ 1,562,563
  Transfer agent fees
    Class I                                                                       1,500
    Class II                                                                      1,500
  Distribution fees
    Class II                                                                    359,255
  Administrative reimbursements                                                  83,426
  Custodian fees                                                                 16,625
  Professional fees                                                              41,944
  Printing expense                                                               15,299
  Fees and expenses of nonaffiliated Trustees                                     6,675
  Miscellaneous                                                                   6,259
                                                                            -----------
    Total operating expenses                                                               $ 2,095,046
                                                                                           -----------
        Interest expense                                                                   $         3
                                                                                           -----------
    Total operating expenses and interest expense                                          $ 2,095,049
                                                                                           -----------
        Net investment income                                                              $ 7,079,565
                                                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                                             $18,345,256
    Other assets and liabilities denominated in foreign currencies              (14,299)   $18,330,957
                                                                            -----------    -----------
  Change in net unrealized appreciation (depreciation) on:
    Investments                                                             $ 4,035,777
    Other assets and liabilities denominated in foreign currencies              (17,065)   $ 4,018,712
                                                                            -----------    -----------
  Net gain on investments and foreign currency transactions                                $22,349,669
                                                                                           -----------
  Net increase in net assets resulting from operations                                     $29,429,234
                                                                                           ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           Year Ended      Year Ended
                                                                                            12/31/14        12/31/13
FROM OPERATIONS:
Net investment income                                                                     $  7,079,565    $  4,724,560
Net realized gain on investments and foreign currency transactions                          18,330,957      14,087,454
Change in net unrealized appreciation on investments and foreign currency transactions       4,018,712      31,389,250
                                                                                          ------------    ------------
      Net increase in net assets resulting from operations                                $ 29,429,234    $ 50,201,264
                                                                                          ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class I ($0.84 and $0.63 per share, respectively)                                   $ (2,828,298)   $ (2,340,116)
      Class II ($0.77 and $0.57 per share, respectively)                                    (3,972,435)     (2,582,834)
                                                                                          ------------    ------------
         Total distributions to shareowners                                               $ (6,800,733)   $ (4,922,950)
                                                                                          ------------    ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                          $ 51,445,464    $ 46,671,176
Reinvestment of distributions                                                                6,800,733       4,922,950
Cost of shares repurchased                                                                 (52,364,907)    (33,732,760)
                                                                                          ------------    ------------
      Net increase in net assets resulting from
         Portfolio share transactions                                                     $  5,881,290    $ 17,861,366
                                                                                          ------------    ------------
      Net increase in net assets                                                          $ 28,509,791    $ 63,139,680
NET ASSETS:
Beginning of year                                                                         $231,964,984    $168,825,304
                                                                                          ------------    ------------
End of year                                                                               $260,474,775    $231,964,984
                                                                                          ============    ============
Undistributed net investment income                                                       $  2,186,650    $  1,961,174
                                                                                          ============    ============

                                   '14 Shares     '14 Amount   '13 Shares     '13 Amount
CLASS I
Shares sold                           180,485    $  5,071,153     213,345    $  5,214,280
Reinvestment of distributions          98,407       2,828,298      94,100       2,340,116
Less shares repurchased              (579,162)    (16,233,167)   (686,705)    (16,813,213)
                                   ----------    ------------   ---------    ------------
   Net decrease                      (300,270)   $ (8,333,716)   (379,260)   $ (9,258,817)
                                   ==========    ============   =========    ============
CLASS II
Shares sold                         1,640,464    $ 46,374,311   1,669,715    $ 41,456,896
Reinvestment of distributions         137,300       3,972,435     102,735       2,582,834
Less shares repurchased            (1,288,960)    (36,131,740)   (682,178)    (16,919,547)
                                   ----------    ------------   ---------    ------------
   Net increase                       488,804    $ 14,215,006   1,090,272    $ 27,120,183
                                   ==========    ============   =========    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Income VCT Portfolio (the Portfolio) is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Portfolio are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such fund's net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

    Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $53,356 to decrease undistributed net investment income and $53,356 to increase accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    During the year ended December 31, 2014, a capital loss carryforward of $8,777,680 was utilized to offset net realized gains by the Portfolio.

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

--------------------------------------------------------------------------------
                                                          2014           2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                       $ 6,800,733     $4,922,950
                                                      -----------     ----------
  Total distributions                                 $ 6,800,733     $4,922,950
                                                      ===========     ==========
Distributable Earnings
(Accumulated Losses):
Undistributed ordinary income                         $    45,893
Undistributed long-term
  capital gain                                          9,496,383
Net unrealized appreciation                            69,201,843
                                                      -----------
    Total                                             $78,744,119
                                                      ===========

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, the tax-basis adjustment on partnerships, REITs and other holdings.

D.  Portfolio Shares and Class Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

    Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.

E.  Risks

    At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. At December 31, 2014, the Portfolio had no open repurchase agreements.

G.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

H.  Forward Foreign Currency Contracts

    The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At December 31, 2014, the Portfolio had no open forward foreign currency contracts.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets up to $1 billion and 0.60% on assets over $1 billion. For the year ended December 31, 2014, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,693 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $296 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for
(1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,258 in distribution fees payable to PFD at December 31, 2014.

5. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's two most recent fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting. principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Equity Income VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Income VCT Portfolio (one of the portfolios constituting Pioneer Variable Contracts Trust) (the "Fund"), as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Income VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that they were satisfied with PIM's investment discipline and approach in the prevailing market conditions, notwithstanding relatively poor peer comparisons of total return over the 3-year period.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level. The Trustees considered that the expense ratio of the Portfolio's Class II shares for the twelve months ended June 30, 2014 was in the third quintile relative to its Morningstar peer group and in the second quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer Equity Income VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION            TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO           LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Thomas J. Perna (64)              Trustee since 2006. Serves   Private investor (2004 - 2008 and   Director, Broadridge Financial
Chairman of the Board             until a successor trustee    2013 - present); Chairman (2008 -   Solutions, Inc. (investor
and Trustee                       is elected or earlier        2013) and Chief Executive Officer   communications and securities
                                  retirement or removal.       (2008 - 2012), Quadriserv, Inc.     processing provider for financial
                                                               (technology products for            services industry) (2009 -
                                                               securities lending industry); and   present); Director, Quadriserv,
                                                               Senior Executive Vice President,    Inc. (2005 - 2013); and
                                                               The Bank of New York (financial     Commissioner, New Jersey State
                                                               and securities services) (1986 -    Civil Service Commission (2011 -
                                                               2004)                               present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)                Trustee since 2005. Serves   Managing Partner, Federal City      Director of New York Mortgage
Trustee                           until a successor trustee    Capital Advisors (corporate         Trust (publicly-traded mortgage
                                  is elected or earlier        advisory services company) (1997    REIT) (2004 - 2009, 2012 -
                                  retirement or removal.       - 2004 and 2008 - present);         present); Director of The Swiss
                                                               Interim Chief Executive Officer,    Helvetia Fund, Inc. (closed-end
                                                               Oxford Analytica, Inc.              fund) (2010 - present); Director
                                                               (privately-held research and        of Oxford Analytica, Inc. (2008
                                                               consulting company) (2010);         - present); and Director of
                                                               Executive Vice President and        Enterprise Community Investment,
                                                               Chief Financial Officer, I-trax,    Inc. (privately-held affordable
                                                               Inc. (publicly traded health care   housing finance company) (1985 -
                                                               services company) (2004 - 2007);    2010)
                                                               and Executive Vice President and
                                                               Chief Financial Officer, Pedestal
                                                               Inc. (internet-based mortgage
                                                               trading company) (2000 - 2002);
                                                               Private consultant (1995-1997),
                                                               Managing Director, Lehman
                                                               Brothers (investment banking firm)
                                                               (1992-1995); and Executive, The
                                                               World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)         Trustee since 2008. Serves   William Joseph Maier Professor of   Trustee, Mellon Institutional
Trustee                           until a successor trustee    Political Economy, Harvard          Funds Investment Trust and
                                  is elected or earlier        University (1972 - present)         Mellon Institutional Funds
                                  retirement or removal.                                           Master Portfolio (oversaw 17
                                                                                                   portfolios in fund complex)
                                                                                                   (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Margaret B.W. Graham (67)            Trustee since 2000. Serves   Founding Director, Vice President   None
Trustee                              until a successor trustee    and Corporate Secretary, The
                                     is elected or earlier        Winthrop Group, Inc. (consulting
                                     retirement or removal.       firm) (1982 - present); Desautels
                                                                  Faculty of Management, McGill
                                                                  University (1999 - present); and
                                                                  Manager of Research Operations and
                                                                  Organizational Learning, Xerox
                                                                  PARC, Xerox's advance research
                                                                  center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)             Trustee since 1995. Serves   President and Chief Executive       Director of New America High
Trustee                              until a successor trustee    Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
                                     is elected or earlier        Inc. (investment banking firm)      investment company) (2004 -
                                     retirement or removal.       (1981 - present)                    present); and Member, Board of
                                                                                                      Governors, Investment Company
                                                                                                      Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)               Trustee since 2014. Serves   Consultant (investment company      None
Trustee                              until a successor trustee    services) (2012 - present);
                                     is elected or earlier        Executive Vice President, BNY
                                     retirement or removal.       Mellon (financial and investment
                                                                  company services) (1969 - 2012);
                                                                  Director, BNY International
                                                                  Financing Corp. (financial
                                                                  services) (2002 - 2012); and
                                                                  Director, Mellon Overseas
                                                                  Investment Corp. (financial
                                                                  services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                                 OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE             PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Kenneth J. Taubes (56)*              Trustee since 2014. Serves    Director and Executive Vice          None
Trustee                              until a successor trustee     President (since 2008) and Chief
                                     is elected or earlier         Investment Officer, U.S. (since
                                     retirement or removal.        2010) of PIM-USA; Executive Vice
                                                                   President of Pioneer (since
                                                                   2008); Executive Vice President
                                                                   of Pioneer Institutional Asset
                                                                   Management, Inc. (since 2009);
                                                                   and Portfolio Manager of Pioneer
                                                                   (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer Equity Income VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Lorraine Monchak (58)**              Advisory Trustee since      Chief Investment Officer, 1199        None
Advisory Trustee                     2014.                       SEIU Funds (healthcare workers
                                                                 union pension funds) (2001 -
                                                                 present); Vice President -
                                                                 International Investments Group,
                                                                 American International Group,
                                                                 Inc. (insurance company) (1993 -
                                                                 2001); Vice President Corporate
                                                                 Finance and Treasury Group,
                                                                 Citibank, N.A.(1980 - 1986 and
                                                                 1990 - 1993); Vice President -
                                                                 Asset/Liability Management Group,
                                                                 Federal Farm Funding Corporation
                                                                 (government-sponsored issuer of
                                                                 debt securities) (19883- 1990);
                                                                 Mortgage Strategies Group,
                                                                 Shearson Lehman Hutton, Inc.
                                                                 (investment bank) (1987 - 1988);
                                                                 and Mortgage Strategies Group,
                                                                 Drexel Burnham Lambert, Ltd.
                                                                 (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

** Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY OFFICER
Lisa M. Jones (52)                   Since 2014. Serves at the   Chair, Director, CEO and             None
President and Chief                  discretion of the Board     President of Pioneer Investment
Executive Officer                                                Management- USA (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Investment
                                                                 Management, Inc. (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Funds
                                                                 Distributor, Inc. (since
                                                                 September 2014); Chair, Director,
                                                                 CEO and President of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. (since September 2014); and
                                                                 Chair, Director, and CEO of
                                                                 Pioneer Investment Management
                                                                 Shareholder Services, Inc. (since
                                                                 September 2014); Managing
                                                                 Director, Morgan Stanley
                                                                 Investment Management (2010 -
                                                                 2013); and Director of
                                                                 Institutional Business, CEO of
                                                                 International, Eaton Vance
                                                                 Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)           Since 2003. Serves at the   Vice President and Associate         None
Secretary and Chief                  discretion of the Board.    General Counsel of Pioneer since
Legal Officer                                                    January 2008; Secretary and Chief
                                                                 Legal Officer of all of the
                                                                 Pioneer Funds since June 2010;
                                                                 Assistant Secretary of all of the
                                                                 Pioneer Funds from September 2003
                                                                 to May 2010; and Vice President
                                                                 and Senior Counsel of Pioneer
                                                                 from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)               Since 2010. Serves at the   Fund Governance Director of          None
Assistant Secretary                  discretion of the Board.    Pioneer since December 2006 and
                                                                 Assistant Secretary of all the
                                                                 Pioneer Funds since June 2010;
                                                                 Manager - Fund Governance of
                                                                 Pioneer from December 2003 to
                                                                 November 2006; and Senior
                                                                 Paralegal of Pioneer from January
                                                                 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION              TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 HELD BY OFFICER
Thomas Reyes (52)                   Since 2010. Serves at the    Senior Counsel of Pioneer since      None
Assistant Secretary                 discretion of the Board.     May 2013 and Assistant Secretary
                                                                 of all the Pioneer Funds since
                                                                 June 2010; and Counsel of Pioneer
                                                                 from June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)                Since 2008. Serves at the    Vice President - Fund Treasury of    None
Treasurer and Chief Financial       discretion of the Board.     Pioneer; Treasurer of all of the
and Accounting Officer                                           Pioneer Funds since March 2008;
                                                                 Deputy Treasurer of Pioneer from
                                                                 March 2004 to February 2008; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds from March 2004 to
                                                                 February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)               Since 2000. Serves at the    Director - Fund Treasury of          None
Assistant Treasurer                 discretion of the Board.     Pioneer; and Assistant Treasurer
                                                                 of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)                  Since 2002. Serves at the    Fund Accounting Manager - Fund       None
Assistant Treasurer                 discretion of the Board.     Treasury of Pioneer; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)               Since 2009. Serves at the    Fund Administration Manager -        None
Assistant Treasurer                 discretion of the Board.     Fund Treasury of Pioneer since
                                                                 November 2008; Assistant
                                                                 Treasurer of all of the Pioneer
                                                                 Funds since January 2009; and
                                                                 Client Service Manager -
                                                                 Institutional Investor Services
                                                                 at State Street Bank from March
                                                                 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)                Since 2010. Serves at the    Chief Compliance Officer of          None
Chief Compliance Officer            discretion of the Board.     Pioneer and of all the Pioneer
                                                                 Funds since March 2010; Chief
                                                                 Compliance Officer of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. since January 2012; Chief
                                                                 Compliance Officer of Vanderbilt
                                                                 Capital Advisors, LLC since July
                                                                 2012: Director of Adviser and
                                                                 Portfolio Compliance at Pioneer
                                                                 since October 2005; and Senior
                                                                 Compliance Officer for Columbia
                                                                 Management Advisers, Inc. from
                                                                 October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)                Since 2006. Serves at the    Director - Transfer Agency           None
Anti-Money Laundering Officer       discretion of the Board.     Compliance of Pioneer and
                                                                 Anti-Money Laundering Officer of
                                                                 all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       INvestments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18648-09-0215

                                                             [LOGO]PIONER
                                                                   Investment(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                             Pioneer Fund VCT Portfolio -- Class I and II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST
Table of Contents
--------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      9

  Financial Statements                                                        13

  Notes to Financial Statements                                               18

  Report of Independent Registered Public Accounting Firm                     22

  Approval of Investment Advisory Agreement                                   23

  Trustees, Officers and Service Providers                                    26

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         93.6%
International Common Stocks                                                 4.8%
Depository Receipts for International Stocks                                1.6%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health Care                                                                19.7%
Information Technology                                                     15.5%
Financials                                                                 15.3%
Consumer Discretionary                                                     13.9%
Consumer Staples                                                           11.2%
Industrials                                                                10.3%
Energy                                                                      8.2%
Materials                                                                   3.6%
Utilities                                                                   1.5%
Telecommunication Services                                                  0.8%

Five Largest Holdings
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
1. John Wiley & Sons, Inc.                                                 3.09%
--------------------------------------------------------------------------------
2. Wells Fargo & Co.                                                       2.67
--------------------------------------------------------------------------------
3. Microsoft Corp.                                                         2.52
--------------------------------------------------------------------------------
4. Apple, Inc.                                                             2.42
--------------------------------------------------------------------------------
5. The Hershey Co.                                                         2.31
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                   12/31/14    12/31/13
  Class I                                    $26.84      $26.25
  Class II                                   $26.89      $26.28


                          Net
Distributions per Share   Investment      Short-Term       Long-Term
(1/1/14 - 12/31/14)       Income          Capital Gains    Capital Gains
  Class I                 $0.3180         $0.0591          $1.8407
  Class II                $0.2404         $0.0591          $1.8407

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Fund VCT Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor's 500 Index (the S&P
500). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Fund VCT    Pioneer Fund VCT
                   Portfolio, Class I  Portfolio, Class II   S&P 500
12/31/2004         $10,000             $10,000               $10,000
12/31/2005         $10,617             $10,593               $10,491
12/31/2006         $12,383             $12,326               $12,146
12/31/2007         $13,001             $12,926               $12,813
12/31/2008         $ 8,546             $ 8,477               $ 8,074
12/31/2009         $10,699             $10,589               $10,211
12/31/2010         $12,414             $12,254               $11,751
12/31/2011         $11,880             $11,697               $11,996
12/31/2012         $13,097             $12,860               $13,914
12/31/2013         $17,456             $17,102               $18,418
12/31/2014         $19,381             $18,946               $20,935

The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
             Class I      Class II       S&P 500 Index
--------------------------------------------------------------------------------
10 Years       6.84%         6.60%               7.67%
5 Years       12.62%        12.34%              15.44%
1 Year        11.03%        10.78%              13.66%

All total returns shown assume reinvestment of distributions at net asset value. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                I              II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14      $1,000.00      $1,000.00
Ending Account Value on 12/31/14       $1,040.39      $1,039.70
Expenses Paid During Period*           $    3.81      $    5.09

* Expenses are equal to the Portfolio's annualized total expense ratio of 0.74% and 0.99% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000  Investment  in Pioneer Fund VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                 I              II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14       $1,000.00       $1,000.00
Ending Account Value on 12/31/14        $1,021.48       $1,020.21
Expenses Paid During Period*            $    3.77       $    5.04

* Expenses are equal to the Portfolio's annualized total expense ratio of 0.74% and 0.99% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

A Word About Risk:

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, John Carey, Executive Vice President and Head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the 12-month period ended December 31, 2014, and Pioneer Fund VCT Portfolio's performance during the period. Mr. Carey is responsible for the day-to-day management of the Portfolio.

Q: How would you describe the market for equities during the 12-month period ended December 31, 2014?

A:  The stock market rose during the 12-month period ended December 31, 2014.
    On a total-return basis, which includes reinvested dividends, the Portfolio's benchmark, the Standard & Poor's 500 Index (the S&P 500), advanced by 13.66%. The market did slip back, or "correct," several times during the period, most notably in January 2014, in September and the first half of October 2014, and in the first half of December 2014, but each time the market reversed direction and climbed right back up. Investors' concerns during the period centered around geopolitical events and the health of world economies, interest rates, commodities prices, and the spread of the Ebola virus. Throughout, however, corporate earnings reports were better than anticipated, and the United States economy, despite an unexplained but apparently weather-related decline in the first calendar quarter of 2014, continued growing, with significant declines in the unemployment rate as employers added workers. The stock market ended the period on a strong note.

    Value and growth stocks performed roughly in line during 2014, as the 13.05% total return of the Russell 1000 Growth Index for the 12-month period was just 0.40% behind the return of the Russell 1000 Value Index. In both indices, however, investors who worried about the sustainability of the economic recovery and the problems overseas appeared to favor companies with faster earnings growth.

    When interest rates did not rise as expected with the "tapering" of the Federal Reserve System's (the Fed's) "quantitative easing" program - but instead fell - investors also bid up the prices of utility stocks and real-estate-investment trusts (REITs). More cyclical and commodity-price-dependent companies, especially in the industrials, energy, and materials sectors, saw their share prices bounce around and in some cases decline. Since Pioneer Fund VCT Portfolio is a diversified*, "core" or "blend" portfolio, it includes stocks from many industries, with a variety of growth and value characteristics.

* Diversification does not assure a profit nor protect against loss in a declining market

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

Q: How did the Portfolio perform in that environment during the 12-month period ended December 31, 2014?

A: Pioneer Fund VCT Portfolio's Class I shares returned 11.03% at net asset value during the 12-month period ended December 31, 2014, and Class II shares returned 10.78%, while the Portfolio's benchmark, the S&P 500, returned 13.66%. During the same period, the average return of the 210 variable portfolios in Lipper's Large-Cap Core Underlying Funds category was 11.51%.

Q: What were some of the key reasons for the Portfolio's underperformance of the S&P 500 Index during the 12-month period ended December 31, 2014, and which of your investment decisions or individual selections detracted from, or contributed to, the Portfolio's benchmark-related performance?

A: The Portfolio's underperformance, experienced principally in the second half of the fiscal year and particularly in the third quarter of 2014, resulted mainly from stock selection in the energy and financials sectors; stock selection and sector allocation in information technology; and sector allocation in utilities.

    Within energy, the Portfolio's overweight in the underperforming energy equipment and services industry and, in the oil, gas and consumable fuels industry, the Portfolio's emphasis on upstream, exploration-and-production companies rather than downstream and midstream distribution and transportation companies and the integrated producers were the reasons for the benchmark-relative shortfall. Four energy positions in particular--Cabot Oil & Gas, Southwestern Energy, Marathon Oil, and Apache--cost the Portfolio more than half of its total underperformance relative to the S&P 500 over the 12-month period. The companies, all of which are focused on domestic U.
    S. exploration and production, saw sharp declines in their share prices when oil and natural gas retreated during the second half of the year. However, we continue to regard U.S. energy reserves favorably versus reserves in other and often troubled, politically risky parts of the world; all four of the companies have promising longer-term reserve-development potential; and they likewise all appear strong enough to weather the current downturn in their industry. Hence we have retained their shares in the Portfolio.

    In financials, the Portfolio was weighted less towards the stronger-performing diversified financials and real estate investment trusts (REITs) areas and more towards the weaker-performing commercial banks and property-and-casualty insurance companies. We continue to feel more comfortable with the deposit-gathering and domestic-lending businesses of the regional banks than with the complicated structures and diverse operations of the large investment banks and money-center institutions. In regard to REITs, we misjudged the durability of the real estate cycle during the current economic recovery and, unfortunately, watched from the sidelines the ongoing success of REIT securities.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

    In information technology, the Portfolio's overall underweight to the above-average performing sector, stock selection results in the semiconductor and semiconductor-equipment industry, where the Portfolio's position in Xilinx particularly hurt results, and, in technology hardware, an underweight to top-performing Apple held back relative returns. Finally, utilities was the top-performing S&P 500 sector in 2014, and the Portfolio had only about one-half the market weighting in the sector; the underweight hurt benchmark-relative performance.

    On the positive side, the Portfolio benefited from good stock selection in consumer discretionary and industrials, from an overweight to the strong-performing health-care sector, and from an underweight to the weak-performing telecommunications-services sector. Notable successes among the Portfolio's individual stock holdings during the period included Ross Stores in consumer discretionary; C.R. Bard, Covidien, and Zoetis in health care; and Union Pacific in industrials. In consumer discretionary, the Portfolio also did well by avoiding the poor-performing stock of Amazon.

Q: Could you highlight some of the key purchases and sales that you made in the Portfolio over the course of the 12-month period ended December 31, 2014?

A: Excluding several stocks spun out from existing holdings, the Portfolio added about thirty positions during the 12-month period and deleted roughly the same number. The net result of Portfolio activity was a significant increase in the weighting to health care (from 15% or so of the Portfolio at December 31, 2013, to more than 19% at December 31, 2014), accompanied by modest weighting increases in materials, consumer discretionary, consumer staples, and utilities; and weighting decreases in energy, industrials, financials, information technology, and telecommunications services.

    In health care, we established positions in the pharmaceutical companies Astra Zeneca, GlaxoSmithKline, Roche Holding, and Shire; the biotechnology company Alnylam Pharmaceuticals, which is underway with potentially path-breaking research into disease-causing genes; the nutritionals provider Mead Johnson Nutrition, which is experiencing growing demand for its products in the emerging markets; and Humana, a health insurance/managed care provider, which has been a beneficiary of the Affordable Care Act signed into law in March 2010.

    New Portfolio positions in other sectors included, as examples: in consumer discretionary, Electrolux and Whirlpool, makers of home appliances, each of which has experienced growing sales linked to improvement in residential real estate; also in consumer discretionary, broadcast and media leaders CBS, Gannett, and Scripps Networks Interactive; in financial services, discount stock broker Charles Schwab, commercial bank Regions Financial, and

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

    investor-services provider State Street; major consumer staples name Coca-Cola, a company with potential for greater operational efficiencies; industrials stocks Kansas City Southern, a railroad serving both the U.S. and Mexico, and Honeywell, a diversified capital-goods supplier; in information technology, Google, the innovative firm with its prominent internet search engine and Android operating system for mobile phones; and in materials, Valspar, in house paints and industrial coatings, Dow Chemical, in agricultural products and plastics, and Givaudan, the Swiss-based flavors-and-fragrances company. A new utility stock position added to the Portfolio during the period was NextEra Energy, an important electricity generator and distributor in Florida. In energy, new holdings included EOG Resources and Kinder Morgan, both with activities centering on North America.

    Liquidated from the Portfolio during the 12-month period were positions in stocks we felt had reached fair value or that no longer seemed to us to offer above-average opportunities for appreciation. Notable sales included several long-term holdings on which the Portfolio realized quite substantial capital gains. Among those sales were Johnson Controls, Ford Motor, Target, Lowes, Walgreen, Colgate-Palmolive, Amgen, T. Rowe Price, and Adobe Systems.

Q: Did the Portfolio invest in any derivatives during the 12-month period ended December 31, 2014?

A:  No. The Portfolio had no investments in derivatives during the period.

Q: Domestic economic signals were generally positive as of December 31, 2014, though economies outside the U. S. appeared to be much weaker. What is your outlook for the stock market and the global economy as we move into 2015?

A: As we write, the world is absorbing a very sharp decline in oil prices since the middle of 2014; news of conflict and terrorist violence in Europe, the Middle East, and Africa; a new quantitative-easing (QE), bond-buying program embarked upon by the European Central Bank; national elections in the U.S. last fall that changed control of the Senate; mixed economic data from China; and many other geopolitical and macro-economic "data points" and developments. The current concerns will most likely be with us for a while, even as new concerns undoubtedly arise.

    Against the backdrop of world and national events, corporate earnings in the U.S., propelled by robust profit margins and sales growth, remain at attractive levels; and stock valuations, while higher than they were several years ago and even somewhat above the average levels of past decades, still provide, we think, a potentially reasonable entry point for patient, long-term investors. In a low-interest-rate environment, dividends** paid by many stocks also

** Dividends are not guaranteed.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

    present a potentially attractive current-income feature. The key to business results over the next year - most especially, but not exclusively, for multinational companies - will be, in our view, the extent to which international conditions improve or deteriorate and boost or impinge upon the fairly healthy U. S. economy.

    In the meantime, our emphasis will be, as always, on investing the Portfolio in companies with sound finances, capable and committed managements, compelling industry positions, and positive long-term earnings potential. Our investment effort involves fundamental research on many companies, across numerous industries and sectors.

    Thank you, as always,for your support.

Please refer to the Schedule of Investments on pages 9 to 12 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

     Shares                                                                      Value
              COMMON STOCKS - 99.8%
              Energy - 8.3%
              Oil & Gas Drilling - 0.2%
      5,933   Helmerich & Payne, Inc.                                $         400,003
                                                                     -----------------
              Oil & Gas Equipment &
              Services - 2.2%
     12,517   Cameron International Corp.*                           $         625,224
     11,101   FMC Technologies, Inc.*                                          519,971
      9,885   Halliburton Co.                                                  388,777
     10,427   National Oilwell Varco, Inc.                                     683,281
     15,214   Schlumberger, Ltd.                                             1,299,428
      9,849   Superior Energy Services, Inc.*                                  198,457
                                                                     -----------------
                                                                     $       3,715,138
                                                                     -----------------
              Integrated Oil & Gas - 0.4%
      7,776   Occidental Petroleum Corp.                             $         626,823
                                                                     -----------------
              Oil & Gas Exploration &
              Production - 3.6%
     18,078   Apache Corp.                                           $       1,132,948
     44,868   Cabot Oil & Gas Corp.                                          1,328,541
      3,110   California Resources Corp.                                        17,136
     17,806   ConocoPhillips                                                 1,229,682
      8,850   EOG Resources, Inc.                                              814,820
     39,121   Marathon Oil Corp.                                             1,106,733
     21,593   Southwestern Energy Co.*                                         589,273
                                                                     -----------------
                                                                     $       6,219,133
                                                                     -----------------
              Oil & Gas Refining &
              Marketing - 1.3%
     13,151   Marathon Petroleum Corp.*                              $       1,187,009
     14,127   Phillips 66                                                    1,012,906
                                                                     -----------------
                                                                     $       2,199,915
                                                                     -----------------
              Oil & Gas Storage &
              Transportation - 0.6%
     22,255   Kinder Morgan, Inc./DE                                 $         941,609
                                                                     -----------------
              Total Energy                                           $      14,102,621
                                                                     -----------------
              Materials - 3.6%
              Diversified Chemicals - 0.6%
     23,816   The Dow Chemical Co.                                   $       1,086,248
                                                                     -----------------
              Fertilizers & Agricultural
              Chemicals - 0.4%
      6,156   Monsanto Co.                                           $         735,457
                                                                     -----------------
              Industrial Gases - 0.5%
      7,672   Airgas, Inc.                                           $         883,661
                                                                     -----------------
              Specialty Chemicals - 2.1%
     16,129   Ecolab, Inc.                                           $       1,685,803
        327   Givaudan SA                                                      589,939
     13,964   The Valspar Corp.                                              1,207,607
                                                                     -----------------
                                                                     $       3,483,349
                                                                     -----------------
              Total Materials                                        $       6,188,715
                                                                     -----------------
              Capital Goods - 7.6%
              Aerospace & Defense - 2.1%
      7,060   Honeywell International, Inc.                          $         705,435
     24,610   United Technologies Corp.                                      2,830,150
                                                                     -----------------
                                                                     $       3,535,585
                                                                     -----------------
              Building Products - 0.6%
     10,764   Allegion Plc                                           $         596,971
      8,047   Fortune Brands Home & Security, Inc.                             364,288
                                                                     -----------------
                                                                     $         961,259
                                                                     -----------------
              Electrical Components &
              Equipment - 0.7%
     10,000   Eaton Corp. Plc                                        $         679,600
      5,414   Rockwell Automation, Inc.                                        602,037
                                                                     -----------------
                                                                     $       1,281,637
                                                                     -----------------
              Industrial Conglomerates - 2.4%
     12,902   3M Co.                                                 $       2,120,057
     77,427   General Electric Co.                                           1,956,580
                                                                     -----------------
                                                                     $       4,076,637
                                                                     -----------------
              Construction & Farm
              Machinery & Heavy
              Trucks - 0.9%
      4,511   Cummins, Inc.                                          $         650,351
     12,410   PACCAR, Inc.                                                     844,004
                                                                     -----------------
                                                                     $       1,494,355
                                                                     -----------------
              Industrial Machinery - 0.9%
     24,462   Ingersoll-Rand Plc                                     $       1,550,646
                                                                     -----------------
              Trading Companies &
              Distributors - 0.0%+
      2,607   NOW, Inc.                                              $          67,078
                                                                     -----------------
              Total Capital Goods                                    $      12,967,197
                                                                     -----------------
              Transportation - 2.8%
              Airlines - 0.4%
     13,133   American Airlines Group, Inc.                          $         704,323
                                                                     -----------------
              Railroads - 2.4%
      3,218   Kansas City Southern                                   $         392,693
     14,874   Norfolk Southern Corp.                                         1,630,339
     16,784   Union Pacific Corp.                                            1,999,478
                                                                     -----------------
                                                                     $       4,022,510
                                                                     -----------------
              Total Transportation                                   $       4,726,833
                                                                     -----------------
              Automobiles &
              Components - 0.4%
              Auto Parts & Equipment - 0.4%
     13,017   BorgWarner, Inc.                                       $         715,284
                                                                     -----------------
              Total Automobiles
              & Components                                           $         715,284
                                                                     -----------------

The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                                      Value
              Consumer Durables &
              Apparel - 1.5%
              Household Appliances - 1.0%
     31,845   Electrolux AB                                          $         935,067
      4,524   Whirlpool Corp.                                                  876,480
                                                                     -----------------
                                                                     $       1,811,547
                                                                     -----------------
              Apparel, Accessories &
              Luxury Goods - 0.5%
      6,403   PVH Corp.                                              $         820,673
                                                                     -----------------
              Total Consumer Durables
              & Apparel                                              $       2,632,220
                                                                     -----------------
              Consumer Services - 0.1%
              Education Services - 0.1%
      6,737   Houghton Mifflin Harcourt Co.                          $         139,523
                                                                     -----------------
              Total Consumer Services                                $         139,523
                                                                     -----------------
              Media - 6.8%
              Broadcasting - 1.4%
     11,601   CBS Corp. (Class B)                                    $         641,999
     24,155   Scripps Networks Interactive, Inc.                             1,818,147
                                                                     -----------------
                                                                     $       2,460,146
                                                                     -----------------
              Movies & Entertainment - 2.1%
     29,075   The Walt Disney Co.                                    $       2,738,574
     10,127   Time Warner, Inc.                                                865,048
                                                                     -----------------
                                                                     $       3,603,622
                                                                     -----------------
              Publishing - 3.3%
      9,866   Gannett Co., Inc.                                      $         315,021
     88,815   John Wiley & Sons, Inc.                                        5,261,401
      1,057   Time, Inc.                                                        26,013
                                                                     -----------------
                                                                     $       5,602,435
                                                                     -----------------
              Total Media                                            $      11,666,203
                                                                     -----------------
              Retailing - 5.0%
              Department Stores - 1.7%
     27,874   Macy's, Inc.                                           $       1,832,716
     13,676   Nordstrom, Inc.                                                1,085,738
                                                                     -----------------
                                                                     $       2,918,454
                                                                     -----------------
              Apparel Retail - 2.6%
     24,235   Ross Stores, Inc.                                      $       2,284,391
     30,911   The TJX Companies, Inc.                                        2,119,876
                                                                     -----------------
                                                                     $       4,404,267
                                                                     -----------------
              Home Improvement
              Retail - 0.7%
     11,583   The Home Depot, Inc.                                   $       1,215,868
                                                                     -----------------
              Total Retailing                                        $       8,538,589
                                                                     -----------------
              Food & Staples Retailing - 2.0%
              Drug Retail - 2.0%
     34,596   CVS Health Corp.                                       $       3,331,941
                                                                     -----------------
              Total Food & Staples Retailing                         $       3,331,941
                                                                     -----------------
              Food, Beverage &
              Tobacco - 7.8%
              Soft Drinks - 2.3%
     32,881   Coca-Cola Enterprises, Inc.                            $       1,453,998
     12,296   Dr. Pepper Snapple Group, Inc.                                   881,377
     36,829   The Coca-Cola Co.                                              1,554,920
                                                                     -----------------
                                                                     $       3,890,295
                                                                     -----------------
              Packaged Foods
              & Meats - 5.5%
      9,916   Campbell Soup Co.                                      $         436,304
     20,087   General Mills, Inc.                                            1,071,240
     12,609   Kraft Foods Group, Inc.*                                         790,080
     14,784   Mead Johnson Nutrition Co.                                     1,486,383
     46,128   Mondelez International, Inc.                                   1,675,600
     37,827   The Hershey Co.                                                3,931,360
                                                                     -----------------
                                                                     $       9,390,967
                                                                     -----------------
              Total Food, Beverage
              & Tobacco                                              $      13,281,262
                                                                     -----------------
              Household & Personal
              Products - 1.5%
              Household Products - 1.5%
      7,239   The Clorox Co.                                         $         754,376
     19,036   The Procter & Gamble Co.                                       1,733,989
                                                                     -----------------
                                                                     $       2,488,365
                                                                     -----------------
              Total Household &
              Personal Products                                      $       2,488,365
                                                                     -----------------
              Health Care Equipment
              & Services - 8.0%
              Health Care Equipment - 4.9%
     35,389   Abbott Laboratories                                    $       1,593,213
     14,472   Becton Dickinson and Co.                                       2,013,924
     21,201   CR Bard, Inc.                                                  3,532,511
     60,459   Smith & Nephew Plc                                             1,119,397
                                                                     -----------------
                                                                     $       8,259,045
                                                                     -----------------
              Health Care
              Distributors - 1.2%
      9,800   McKesson Corp.                                         $       2,034,284
                                                                     -----------------
              Health Care Services - 0.9%
     10,668   DaVita HealthCare Partners, Inc.*                      $         807,994
      8,192   Express Scripts Holding Co.*                                     693,617
                                                                     -----------------
                                                                     $       1,501,611
                                                                     -----------------
              Managed Health Care - 1.0%
     14,508   Aetna, Inc.                                            $       1,288,746
      3,363   Humana, Inc.                                                     483,028
                                                                     -----------------
                                                                     $       1,771,774
                                                                     -----------------
              Total Health Care Equipment
              & Services                                             $      13,566,714
                                                                     -----------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

     Shares                                                                      Value
              Pharmaceuticals,
              Biotechnology
              & Life Sciences - 11.7%
              Biotechnology - 2.4%
     10,831   Alnylam Pharmaceuticals, Inc.*                         $       1,050,607
     21,268   Celgene Corp.*                                                 2,379,038
      8,142   Gilead Sciences, Inc.*                                           767,465
                                                                     -----------------
                                                                     $       4,197,110
                                                                     -----------------
              Pharmaceuticals - 8.3%
     30,496   AbbVie, Inc.                                           $       1,995,658
     11,905   AstraZeneca Plc (A.D.R.)                                         837,874
     12,025   Eli Lilly & Co.                                                  829,605
     18,203   GlaxoSmithKline Plc (A.D.R.)                                     777,996
     26,178   Johnson & Johnson                                              2,737,433
     10,350   Mallinckrodt Plc*                                              1,024,960
     26,153   Merck & Co., Inc.                                              1,485,229
     28,868   Pfizer, Inc.                                                     899,238
      2,530   Roche Holding AG                                                 687,072
     13,222   Shire Plc                                                        934,092
     44,937   Zoetis, Inc.                                                   1,933,639
                                                                     -----------------
                                                                     $      14,142,796
                                                                     -----------------
              Life Sciences Tools &
              Services - 1.0%
     13,556   Thermo Fisher Scientific, Inc.                         $       1,698,431
                                                                     -----------------
              Total Pharmaceuticals,
              Biotechnology & Life
              Sciences                                               $      20,038,337
                                                                     -----------------
              Banks - 8.4%
              Diversified Banks - 5.5%
    103,459   Bank of America Corp.                                  $       1,850,882
      7,966   Canadian Imperial Bank of Commerce                               684,092
     51,535   US Bancorp/MN                                                  2,316,498
     82,769   Wells Fargo & Co.                                              4,537,397
                                                                     -----------------
                                                                     $       9,388,869
                                                                     -----------------
              Regional Banks - 2.9%
     31,557   BB&T Corp.                                             $       1,227,252
     61,772   KeyCorp                                                          858,631
     31,322   Regions Financial Corp.                                          330,760
     28,042   The PNC Financial Services Group, Inc.                         2,558,272
                                                                     -----------------
                                                                     $       4,974,915
                                                                     -----------------
              Total Banks                                            $      14,363,784
                                                                     -----------------
              Diversified Financials - 4.1%
              Consumer Finance - 1.0%
     11,127   American Express Co.                                   $       1,035,256
     10,962   Discover Financial Services, Inc.                                717,901
                                                                     -----------------
                                                                     $       1,753,157
                                                                     -----------------
              Asset Management &
              Custody Banks - 2.0%
     22,308   Franklin Resources, Inc.                               $       1,235,194
     23,027   Invesco, Ltd.                                                    910,027
     14,795   State Street Corp.                                             1,161,408
                                                                     -----------------
                                                                     $       3,306,629
                                                                     -----------------
              Investment Banking &
              Brokerage - 1.1%
     21,993   Morgan Stanley Co.                                     $         853,328
     35,053   The Charles Schwab Corp.                                       1,058,250
                                                                     -----------------
                                                                     $       1,911,578
                                                                     -----------------
              Total Diversified Financials                           $       6,971,364
                                                                     -----------------
              Insurance - 2.7%
              Property & Casualty
              Insurance - 2.7%
     29,885   The Chubb Corp.                                        $       3,092,201
     14,423   The Travelers Companies, Inc.                                  1,526,675
                                                                     -----------------
                                                                     $       4,618,876
                                                                     -----------------
              Total Insurance                                        $       4,618,876
                                                                     -----------------
              Real Estate - 0.1%
              Specialized REIT - 0.1%
      4,247   Outfront Media, Inc.                                   $         113,989
                                                                     -----------------
              Total Real Estate                                      $         113,989
                                                                     -----------------
              Software & Services - 8.1%
              Internet Software &
              Services - 2.4%
     12,606   eBay, Inc.*                                            $         707,449
     22,204   Facebook, Inc.*                                                1,732,356
      1,452   Google, Inc.*                                                    770,518
      1,566   Google, Inc. (Class C)                                           824,342
                                                                     -----------------
                                                                     $       4,034,665
                                                                     -----------------
              IT Consulting & Other
              Services - 0.1%
     33,000   Fujitsu, Ltd.                                          $         177,382
                                                                     -----------------
              Data Processing &
              Outsourced Services - 2.6%
     14,651   Automatic Data Processing, Inc.                        $       1,221,454
     10,841   DST Systems, Inc.                                              1,020,680
     19,833   Fiserv, Inc.*                                                  1,407,548
      3,075   Visa, Inc.                                                       806,265
                                                                     -----------------
                                                                     $       4,455,947
                                                                     -----------------
              Application Software - 0.1%
      4,118   CDK Global, Inc.                                       $         167,850
                                                                     -----------------
              Systems Software - 2.9%
     92,443   Microsoft Corp.                                        $       4,293,977
     28,665   Symantec Corp.                                                   735,401
                                                                     -----------------
                                                                     $       5,029,378
                                                                     -----------------
              Total Software & Services                              $      13,865,222
                                                                     -----------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                                      Value
              Technology Hardware &
              Equipment - 5.0%
              Communications
              Equipment - 0.8%
     10,624   F5 Networks, Inc.*                                     $       1,386,060
                                                                     -----------------
              Computer Storage &
              Peripherals - 3.6%
     37,332   Apple, Inc.                                            $       4,120,706
     65,663   EMC Corp.                                                      1,952,818
                                                                     -----------------
                                                                     $       6,073,524
                                                                     -----------------
              Data Storage - 0.6%
     24,975   NetApp, Inc.                                           $       1,035,214
                                                                     -----------------
              Total Technology Hardware
              & Equipment                                            $       8,494,798
                                                                     -----------------
              Semiconductors &
              Semiconductor
              Equipment - 2.4%
              Semiconductor
              Equipment - 0.5%
      8,587   ASML Holding NV (A.D.R.)                               $         925,936
                                                                     -----------------
              Semiconductors - 1.9%
     24,509   Analog Devices, Inc.                                   $       1,360,740
     22,132   Intel Corp.                                                      803,170
     22,759   Xilinx, Inc.                                                     985,237
                                                                     -----------------
                                                                     $       3,149,147
                                                                     -----------------
              Total Semiconductors &
              Semiconductor Equipment                                $       4,075,083
                                                                     -----------------
              Telecommunication
              Services - 0.4%
              Integrated Telecommunication
              Services - 0.4%
     14,583   Verizon Communications, Inc.                           $         682,193
                                                                     -----------------
              Total Telecommunication
              Services                                               $         682,193
                                                                     -----------------
              Utilities - 1.5%
              Electric Utilities - 1.5%
     24,441   American Electric Power Co., Inc.                      $       1,484,058
     10,542   NextEra Energy, Inc.*                                          1,120,509
                                                                     -----------------
                                                                     $       2,604,567
                                                                     -----------------
              Total Utilities                                        $       2,604,567
                                                                     -----------------
              TOTAL COMMON STOCKS
              (Cost $104,129,382)                                    $     170,173,681
                                                                     -----------------
              TOTAL INVESTMENT IN
              SECURITIES - 99.8%
              (Cost $104,129,382) (a)                                $     170,173,681
                                                                     -----------------
              OTHER ASSETS &
              LIABILITIES - 0.2%                                     $         318,333
                                                                     -----------------
              TOTAL NET ASSETS - 100.0%                              $     170,504,185
                                                                     =================


+        Amount rounds to less than 0.1%.

REIT     Real Estate Investment Trust.

*        Non-income producing security.

(A.D.R.) American Depositary Receipts.

(a) At December 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $104,544,125 was as follows:

          Aggregate gross unrealized appreciation for all investments
          in which there is an excess of value over tax cost                  $66,812,784

          Aggregate gross unrealized depreciation for all investments
          in which there is an excess of tax cost over value                   (1,183,228)
                                                                              -----------
          Net unrealized appreciation                                         $65,629,556
                                                                              ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 aggregated $46,824,433 and $109,808,566, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                     Level 1      Level 2    Level 3      Total
Common Stocks      $170,173,681   $    --    $   --    $170,173,681
                   ------------   -------    ------    ------------
   Total           $170,173,681   $    --    $   --    $170,173,681
                   ============   =======    ======    ============

During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Year Ended   Year Ended   Year Ended  Year Ended   Year Ended
                                                                        12/31/14     12/31/13     12/31/12    12/31/11     12/31/10
Class I
Net asset value, beginning of period                                    $  26.25     $  20.90     $  19.96    $  22.43     $  19.60
                                                                        --------     --------     --------    --------     --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                         $   0.18     $   0.31     $   0.33    $   0.33     $   0.28
   Net realized and unrealized gain (loss) on investments                   2.63         6.42         1.65       (1.22)        2.83
                                                                        --------     --------     --------    --------     --------
      Net increase (decrease) from investment operations                $   2.81     $   6.73     $   1.98    $  (0.89)    $   3.11
Distributions to shareowners:
   Net investment income                                                $  (0.32)    $  (0.30)    $  (0.33)   $  (0.34)    $  (0.28)
   Net realized gain                                                       (1.90)       (1.08)       (0.71)      (1.24)          --
                                                                        --------     --------     --------    --------     --------
Total distributions                                                     $  (2.22)    $  (1.38)    $  (1.04)   $  (1.58)    $  (0.28)
                                                                        --------     --------     --------    --------     --------
Net increase (decrease) in net asset value                              $   0.59     $   5.35     $   0.94    $  (2.47)    $   2.83
                                                                        --------     --------     --------    --------     --------
Net asset value, end of period                                          $  26.84     $  26.25     $  20.90    $  19.96     $  22.43
                                                                        ========     ========     ========    ========     ========
Total return*                                                              11.03%       33.28%       10.24%      (4.30)%      16.02%
Ratio of Total expenses plus interest expense to average net assets(a)      0.74%        0.72%        0.74%       0.73%        0.72%
Ratio of net investment income (loss) to average net assets                 1.15%        1.27%        1.50%       1.48%        1.39%
Portfolio turnover rate                                                       25%           7%          44%         10%          25%
Net assets, end of period (in thousands)                                $151,325     $194,609     $178,900    $205,739     $257,193

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                         12/31/14    12/31/13    12/31/12    12/31/11    12/31/10
Class II
Net asset value, beginning of period                                     $ 26.28     $ 20.92     $ 19.97     $ 22.42      $ 19.59
                                                                         -------     -------     -------     -------      -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                         $  0.82     $  0.25     $  0.27     $  0.32      $  0.24
    Net realized and unrealized gain (loss) on investments                  1.93        6.43        1.66       (1.27)        2.81
                                                                         -------     -------     -------     -------      -------
          Net increase (decrease) from investment operations             $  2.75     $  6.68     $  1.93     $ (0.95)     $  3.05
Distributions to shareowners:
    Net investment income                                                $ (0.24)    $ (0.24)    $ (0.27)    $ (0.26)     $ (0.22)
    Net realized gain                                                      (1.90)      (1.08)      (0.71)      (1.24)          --
                                                                         -------     -------     -------     -------      -------
Total distributions                                                      $ (2.14)    $ (1.32)    $ (0.98)    $ (1.50)     $ (0.22)
                                                                         -------     -------     -------     -------      -------
Net increase (decrease) in net asset value                               $  0.61     $  5.36     $  0.95     $ (2.45)     $  2.83
                                                                         -------     -------     -------     -------      -------
Net asset value, end of period                                           $ 26.89     $ 26.28     $ 20.92     $ 19.97      $ 22.42
                                                                         =======     =======     =======     =======      =======
Total return*                                                              10.78%      32.98%       9.95%      (4.55)%      15.72%
Ratio of Total expenses plus interest expense to average net assets (a)     0.99%       0.98%       0.99%       0.98%        0.97%
Ratio of net investment income (loss) to average net assets                 0.89%       1.01%       1.25%       1.16%        1.14%
Portfolio turnover rate                                                       25%          7%         44%         10%          25%
Net assets, end of period (in thousands)                                 $19,180     $21,563     $21,156     $24,393      $63,142

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
   Investment in securities (cost $104,129,382)                                                   $170,173,681
   Receivables --
      Investment securities sold                                                                       273,659
      Portfolio shares sold                                                                             89,464
      Dividends                                                                                        262,442
   Other assets                                                                                            107
                                                                                                  ------------
          Total assets                                                                            $170,799,353
                                                                                                  ------------
LIABILITIES:
   Payables --
      Portfolio shares repurchased                                                                $    148,468
   Due to custodian                                                                                    100,849
   Due to affiliates                                                                                     6,883
   Accrued expenses                                                                                     38,968
                                                                                                  ------------
          Total liabilities                                                                       $    295,168
                                                                                                  ------------
NET ASSETS:
   Paid-in capital                                                                                $ 63,291,872
   Undistributed net investment income                                                                  27,517
   Accumulated net realized gain on investments and foreign currency transactions                   41,140,498
   Net unrealized appreciation on investments                                                       66,044,299
   Net unrealized depreciation on other assets and liabilities denominated in foreign currencies            (1)
                                                                                                  ------------
          Total net assets                                                                        $170,504,185
                                                                                                  ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class I (based on $151,324,579/5,637,095 shares)                                               $      26.84
                                                                                                  ============
   Class II (based on $19,179,606/713,350 shares)                                                 $      26.89
                                                                                                  ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $6,038)                             $   3,568,626
  Interest                                                                                   98
                                                                                  -------------
        Total investment income                                                                   $   3,568,724
                                                                                                  -------------

EXPENSES:
  Management fees                                                                 $   1,228,378
  Transfer agent fees
     Class I                                                                              1,500
     Class II                                                                             1,500
  Distribution fees
     Class II                                                                            49,392
  Administrative reimbursements                                                          69,254
  Custodian fees                                                                         17,993
  Professional fees                                                                      39,668
  Printing expense                                                                       16,823
  Fees and expenses of nonaffiliated Trustees                                             6,508
  Miscellaneous                                                                           5,205
                                                                                  -------------
     Total operating expenses                                                                     $   1,436,221
                                                                                                  -------------
     Interest expense                                                                             $       4,447
                                                                                                  -------------
     Total operating and interest expense                                                         $   1,440,668
                                                                                                  -------------
        Net investment income                                                                     $   2,128,056
                                                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                                  $  41,771,519
     Forward foreign currency contracts and other assets and liabilities
        denominated in foreign currencies                                                (3,400)  $  41,768,119
                                                                                  -------------   -------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                                  $ (23,870,958)
     Other assets and liabilities denominated in foreign currencies                          18   $ (23,870,940)
                                                                                  -------------   -------------
  Net gain on investments and foreign currency transactions                                       $  17,897,179
                                                                                                  -------------
  Net increase in net assets resulting from operations                                            $  20,025,235
                                                                                                  =============

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Year Ended       Year Ended
                                                                       12/31/14         12/31/13
FROM OPERATIONS:
Net investment income                                               $   2,128,056   $   2,602,074
Net realized gain on investments and foreign currency transactions     41,768,119      14,543,189
Change in net unrealized appreciation (depreciation) on
   investments and foreign currency transactions                      (23,870,940)     42,912,321
                                                                    -------------   -------------
      Net increase in net assets resulting from operations          $  20,025,235   $  60,057,584
                                                                    -------------   -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class I ($0.32 and $0.30 per share, respectively)                $  (2,006,335)  $  (2,322,999)
   Class II ($0.24 and $0.24 per share, respectively)                    (175,109)       (215,031)
Net realized gain:
   Class I ($1.90 and $1.08 per share, respectively)                $ (12,977,962)  $  (8,148,805)
   Class II ($1.90 and $1.08 per share, respectively)                  (1,387,566)       (965,936)
                                                                    -------------   -------------
      Total distributions to shareowners                            $ (16,546,972)  $ (11,652,771)
                                                                    -------------   -------------

FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $   6,549,249   $   7,292,799
Reinvestment of distributions                                          16,546,972      11,652,771
Cost of shares repurchased                                            (72,242,510)    (51,234,675)
                                                                    -------------   -------------
      Net decrease in net assets resulting from
         Portfolio share transactions                               $ (49,146,289)  $ (32,289,105)
                                                                    -------------   -------------
      Net increase (decrease) in net assets                         $ (45,668,026)  $  16,115,708
NET ASSETS:
Beginning of year                                                   $ 216,172,211   $ 200,056,503
                                                                    -------------   -------------
End of year                                                         $ 170,504,185   $ 216,172,211
                                                                    =============   =============
Undistributed net investment income                                 $      27,517   $      79,314
                                                                    =============   =============

                                              '14 Shares           '14 Amount        '13 Shares          '13 Amount
CLASS I
Shares sold                                      197,798        $   5,188,218           255,993       $   6,029,775
Reinvestment of distributions                    575,878           14,984,297           461,150          10,471,804
Less shares repurchased                       (2,549,106)         (66,511,044)       (1,865,980)        (44,237,366)
                                             -----------        -------------       -----------       -------------
      Net decrease                            (1,775,430)       $ (46,338,529)       (1,148,837)      $ (27,735,787)
                                             ===========        =============       ===========       =============

CLASS II
Shares sold                                       51,264        $   1,361,031            52,797       $   1,263,024
Reinvestment of distributions                     59,977            1,562,675            52,062           1,180,967
Less shares repurchased                         (218,255)          (5,731,466)         (295,636)         (6,997,309)
                                             -----------        -------------       -----------       -------------
      Net decrease                              (107,014)       $  (2,807,760)         (190,777)      $  (4,553,318)
                                             ===========        =============       ===========       =============

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Fund VCT Portfolio (the Portfolio) is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Portfolio are reasonable income and capital growth.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D.  Forward Foreign Currency Contracts

    The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. (See Note 6).

E.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $1,591 to increase undistributed net investment income, $1,591 to decrease accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

--------------------------------------------------------------------------------
                                                    2014                 2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                 $  2,628,334         $ 2,538,030
Long-term capital gain                            13,918,638           9,114,741
                                                ------------         -----------
   Total distributions                          $ 16,546,972         $11,652,771
                                                ============         ===========
Distributable Earnings
Undistributed ordinary income                   $    122,729
Undistributed long-term gain                      41,460,029
Net unrealized appreciation                       65,629,555
                                                ------------
   Total                                        $107,212,313
                                                ============

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustment on other common stocks.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

F.  Portfolio Shares and Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

    Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.  Risks

    At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,367 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $250 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class II shares. Pursuant to the Plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $266 in distribution fees payable to PFD at December 31, 2014.

5. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

6. Forward Foreign Currency Contracts

During the year ended December 31, 2014, the Portfolio entered into various forward foreign currency contracts that obligate the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Portfolio may close out such contract by entering into an offsetting contract. The value of forward foreign currency contracts open for one month during the year ended December 31, 2014 was $158,509. There were no forward foreign currency contracts outstanding at December 31, 2014.

7. Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of December 31, 2014 were as follows:

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2014 was as follows:

                                                                                                           Change in
                                                                                                          Unrealized
                                                                                     Realized Gain      Appreciation or
Derivatives Not Accounted for                                                        or (Loss) on       (Depreciation)
as Hedging Instruments Under                      Location of Gain or (Loss)          Derivatives       on Derivatives
Accounting Standards                              on Derivatives Recognized           Recognized         Recognized in
Codification (ASC) 815                                    in Income                    in Income            Income
-------------------------------------------------------------------------------------------------------------------------
Forward foreign currency contracts     Net realized gain (loss) on forward foreign
                                       currency contracts                                      $39
-------------------------------------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Fund VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Fund VCT Portfolio (one of the portfolios constituting Pioneer Variable Contracts Trust) (the "Fund"), as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Fund VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that they were satisfied with PIM's investment discipline and approach in the prevailing market conditions, notwithstanding relatively poor peer comparisons of total return over the 3- and 5-year periods.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees considered that the expense ratio of the Portfolio's Class I shares for the twelve months ended June 30, 2014 was in the third quintile relative to its Morningstar peer group and in the second quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer Fund VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE       PRINCIPAL OCCUPATION                      HELD BY TRUSTEE
Thomas J. Perna (64)             Trustee since 2006.     Private investor (2004 - 2008 and 2013    Director, Broadridge Financial
Chairman of the Board            Serves until a          - present); Chairman (2008 - 2013) and    Solutions, Inc. (investor
and Trustee                      successor trustee is    Chief Executive Officer (2008 - 2012),    communications and securities
                                 elected or earlier      Quadriserv, Inc. (technology products     processing provider for
                                 retirement or removal.  for securities lending industry); and     financial services industry)
                                                         Senior Executive Vice President, The      (2009 - present); Director,
                                                         Bank of New York (financial and           Quadriserv, Inc. (2005 -
                                                         securities services) (1986 - 2004)        2013); and Commissioner, New
                                                                                                   Jersey State Civil Service
                                                                                                   Commission (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)               Trustee since 2005.     Managing Partner, Federal City Capital    Director of New York Mortgage
Trustee                          Serves until a          Advisors (corporate advisory services     Trust (publicly-traded
                                 successor trustee is    company) (1997 - 2004 and 2008 -          mortgage REIT) (2004 - 2009,
                                 elected or earlier      present); Interim Chief Executive         2012 - present); Director of
                                 retirement or removal.  Officer, Oxford Analytica, Inc.           The Swiss Helvetia Fund, Inc.
                                                         (privately-held research and              (closed-end fund) (2010 -
                                                         consulting company) (2010); Executive     present); Director of Oxford
                                                         Vice President and Chief Financial        Analytica, Inc. (2008 -
                                                         Officer, I-trax, Inc. (publicly traded    present); and Director of
                                                         health care services company) (2004 -     Enterprise Community
                                                         2007); and Executive Vice President       Investment, Inc.
                                                         and Chief Financial Officer, Pedestal     (privately-held affordable
                                                         Inc. (internet-based mortgage trading     housing finance company) (1985
                                                         company) (2000 - 2002); Private           - 2010)
                                                         consultant (1995-1997), Managing
                                                         Director, Lehman Brothers (investment
                                                         banking firm) (1992-1995); and
                                                         Executive, The World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)        Trustee since 2008.     William Joseph Maier Professor of         Trustee, Mellon Institutional
Trustee                          Serves until a          Political Economy, Harvard University     Funds Investment Trust and
                                 successor trustee is    (1972 - present)                          Mellon Institutional Funds
                                 elected or earlier                                                Master Portfolio (oversaw 17
                                 retirement or removal.                                            portfolios in fund complex)
                                                                                                   (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE       PRINCIPAL OCCUPATION                      HELD BY TRUSTEE
Margaret B.W. Graham (67)        Trustee since 2000.     Founding Director, Vice President and     None
Trustee                          Serves until a          Corporate Secretary, The Winthrop
                                 successor trustee is    Group, Inc. (consulting firm) (1982 -
                                 elected or earlier      present); Desautels Faculty of
                                 retirement or removal.  Management, McGill University (1999 -
                                                         present); and Manager of Research
                                                         Operations and Organizational
                                                         Learning, Xerox PARC, Xerox's advance
                                                         research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)         Trustee since 1995.     President and Chief Executive Officer,    Director of New America High
Trustee                          Serves until a          Newbury, Piret & Company, Inc.            Income Fund, Inc. (closed-end
                                 successor trustee is    (investment banking firm) (1981 -         investment company) (2004 -
                                 elected or earlier      present)                                  present); and Member, Board of
                                 retirement or removal.                                            Governors, Investment Company
                                                                                                   Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)           Trustee since 2014.     Consultant (investment company            None
Trustee                          Serves until a          services) (2012 - present); Executive
                                 successor trustee is    Vice President, BNY Mellon (financial
                                 elected or earlier      and investment company services) (1969
                                 retirement or removal.  - 2012); Director, BNY International
                                                         Financing Corp. (financial services)
                                                         (2002 - 2012); and Director, Mellon
                                                         Overseas Investment Corp. (financial
                                                         services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE       PRINCIPAL OCCUPATION                      HELD BY TRUSTEE
Kenneth J. Taubes (56)*          Trustee since 2014.     Director and Executive Vice President     None
Trustee                          Serves until a          (since 2008) and Chief Investment
                                 successor trustee is    Officer, U.S. (since 2010) of PIM-USA;
                                 elected or earlier      Executive Vice President of Pioneer
                                 retirement or removal.  (since 2008); Executive Vice President of Pioneer Institutional Asset
                                                         Management, Inc. (since 2009); and
                                                         Portfolio Manager of Pioneer (since
                                                         1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer Fund VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE       PRINCIPAL OCCUPATION                      HELD BY TRUSTEE
Lorraine Monchak (58)**          Advisory Trustee since   Chief Investment Officer, 1199 SEIU      None
Advisory Trustee                 2014.                    Funds (healthcare workers union
                                                          pension funds) (2001 - present); Vice
                                                          President - International Investments
                                                          Group, American International Group,
                                                          Inc. (insurance company) (1993 -
                                                          2001); Vice President Corporate
                                                          Finance and Treasury Group, Citibank,
                                                          N.A.(1980 - 1986 and 1990 - 1993);
                                                          Vice President - Asset/Liability
                                                          Management Group, Federal Farm Funding
                                                          Corporation (government-sponsored
                                                          issuer of debt securities) (1988 -
                                                          1990); Mortgage Strategies Group,
                                                          Shearson Lehman Hutton, Inc.
                                                          (investment bank) (1987 - 1988); and
                                                          Mortgage Strategies Group, Drexel
                                                          Burnham Lambert, Ltd. (investment
                                                          bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

** Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE       PRINCIPAL OCCUPATION                      HELD BY OFFICER
Lisa M. Jones (52)               Since 2014. Serves at   Chair, Director, CEO and President of     None
President and Chief              the discretion of the   Pioneer Investment Management- USA
Executive Officer                Board                   (since September 2014); Chair,
                                                         Director, CEO and President of Pioneer
                                                         Investment Management, Inc. (since
                                                         September 2014); Chair, Director, CEO
                                                         and President of Pioneer Funds
                                                         Distributor, Inc. (since September
                                                         2014); Chair, Director, CEO and
                                                         President of Pioneer Institutional
                                                         Asset Management, Inc. (since
                                                         September 2014); and Chair, Director,
                                                         and CEO of Pioneer Investment
                                                         Management Shareholder Services, Inc.
                                                         (since September 2014); Managing
                                                         Director, Morgan Stanley Investment
                                                         Management (2010 - 2013); and Director
                                                         of Institutional Business, CEO of
                                                         International, Eaton Vance Management
                                                         (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)       Since 2003. Serves at   Vice President and Associate General      None
Secretary and Chief              the discretion of the   Counsel of Pioneer since January 2008;
Legal Officer                    Board.                  Secretary and Chief Legal Officer of
                                                         all of the Pioneer Funds since June
                                                         2010; Assistant Secretary of all of
                                                         the Pioneer Funds from September 2003
                                                         to May 2010; and Vice President and
                                                         Senior Counsel of Pioneer from July
                                                         2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)           Since 2010. Serves at   Fund Governance Director of Pioneer       None
Assistant Secretary              the discretion of the   since December 2006 and Assistant
                                 Board.                  Secretary of all the Pioneer Funds
                                                         since June 2010; Manager - Fund
                                                         Governance of Pioneer from December
                                                         2003 to November 2006; and Senior
                                                         Paralegal of Pioneer from January 2000
                                                         to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION           TERM OF OFFICE AND                                                   OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO          LENGTH OF SERVICE          PRINCIPAL OCCUPATION                      HELD BY OFFICER
Thomas Reyes (52)                Since 2010. Serves at the  Senior Counsel of Pioneer since May 2013  None
Assistant Secretary              discretion of the Board.   and Assistant Secretary of all
                                                            the Pioneer Funds since June 2010; and
                                                            Counsel of Pioneer from
                                                            June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)             Since 2008. Serves at the  Vice President - Fund Treasury of         None
Treasurer and Chief Financial    discretion of the Board.   Pioneer; Treasurer of all of the Pioneer
and Accounting Officer                                      Funds since March 2008; Deputy Treasurer
                                                            of Pioneer from March 2004
                                                            to February 2008; and Assistant
                                                            Treasurer of all of the Pioneer Funds
                                                            from March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)            Since 2000. Serves at the  Director - Fund Treasury of Pioneer; and  None
Assistant Treasurer              discretion of the Board.   Assistant Treasurer of all of the
                                                            Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)               Since 2002. Serves at the  Fund Accounting Manager - Fund Treasury   None
Assistant Treasurer              discretion of the Board.   of Pioneer; and Assistant
                                                            Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)            Since 2009. Serves at the  Fund Administration Manager - Fund        None
Assistant Treasurer              discretion of the Board.   Treasury of Pioneer since
                                                            November 2008; Assistant Treasurer of
                                                            all of the Pioneer Funds since
                                                            January 2009; and Client Service Manager
                                                            - Institutional Investor
                                                            Services at State Street Bank from March
                                                            2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)             Since 2010. Serves at the  Chief Compliance Officer of Pioneer and    None
Chief Compliance Officer         discretion of the Board.   of all the Pioneer Funds since
                                                            March 2010; Chief Compliance Officer of
                                                            Pioneer Institutional Asset
                                                            Management, Inc. since January 2012;
                                                            Chief Compliance Officer of
                                                            Vanderbilt Capital Advisors, LLC since
                                                            July 2012: Director of Adviser and
                                                            Portfolio Compliance at Pioneer since
                                                            October 2005; and Senior
                                                            Compliance Officer for Columbia
                                                            Management Advisers, Inc. from
                                                            October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)             Since 2006. Serves at the  Director - Transfer Agency Compliance of  None
Anti-Money Laundering Officer    discretion of the Board.   Pioneer and Anti-Money
                                                            Laundering Officer of all the Pioneer
                                                            Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18649-09-0215

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

               Pioneer Real Estate Shares VCT Portfolio -- Class I and II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------
Pioneer Real Estate VCT Portfolio

  Portfolio and Performance Update                                            2

  Comparing Ongoing Portfolio Expenses                                        3

  Portfolio Management Discussion                                             4

  Schedule of Investments                                                     7

  Financial Statements                                                        9

  Notes to Financial Statements                                              14

  Report of Independent Registered Public Accounting Firm                    18

  Approval of Investment Advisory Agreement                                  19

  Trustees, Officers and Service Providers                                   22

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Apartment                                                                 15.4%
Regional Mall                                                             15.0%
Office                                                                    14.2%
Health Care                                                               10.5%
Diversified                                                                8.7%
Storage                                                                    8.1%
Shopping Center                                                            7.9%
Industrial                                                                 7.3%
Hotel                                                                      7.2%
Cash and equivalents                                                       2.4%
Triple Net Lease                                                           1.7%
Manufactured Home                                                          1.6%

Five Largest Holdings
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
1. Simon Property Group, Inc.                                             9.66%
--------------------------------------------------------------------------------
2. Equity Residential                                                     6.76
--------------------------------------------------------------------------------
3. AvalonBay Communities Inc.                                             5.17
--------------------------------------------------------------------------------
4. Boston Properties, Inc.                                                5.09
--------------------------------------------------------------------------------
5. Public Storage, Inc.                                                   4.94
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share           12/31/14             12/31/13
  Class I                            $21.57               $18.77
  Class II                           $21.60               $18.79

                              Net
Distributions per Share       Investment   Short-Term      Long-Term
(1/1/14 - 12/31/14)           Income       Capital Gains   Capital Gains
  Class I                     $0.3221      $ -             $2.3471
  Class II                    $0.2697      $ -             $2.3471

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Real Estate Shares VCT Portfolio at net asset value during the periods shown, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer Real Estate Shares    Pioneer Real Estate Shares
                VCT Portfolio, Class I        VCT Portfolio, Class II       MSCI U.S. REIT Index
12/31/2004      $ 10,000                      $ 10,000                      $ 10,000
12/31/2005      $ 11,514                      $ 11,486                      $ 11,213
12/31/2006      $ 15,753                      $ 15,676                      $ 15,241
12/31/2007      $ 12,778                      $ 12,682                      $ 12,678
12/31/2008      $  7,898                      $  7,819                      $  7,864
12/31/2009      $ 10,397                      $ 10,287                      $ 10,114
12/31/2010      $ 13,380                      $ 13,222                      $ 12,995
12/31/2011      $ 14,721                      $ 14,512                      $ 14,124
12/31/2012      $ 17,137                      $ 16,847                      $ 16,633
12/31/2013      $ 17,437                      $ 17,106                      $ 17,044
12/31/2014      $ 22,820                      $ 22,333                      $ 22,222

The MSCI U.S. REIT Index is an unmanaged, widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
                                                                    MSCI U.S.
                                  Class I          Class II        REIT Index
--------------------------------------------------------------------------------
10 Years                            8.60%             8.37%             8.31%
5 Years                            17.03%            16.77%            17.05%
1 Year                             30.87%            30.56%            30.38%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                   $1,000.00          $1,000.00
Ending Account Value on 12/31/14                    $1,112.93          $1,111.62
Expenses Paid During Period*                        $    5.43          $    6.71

* Expenses are equal to the Fund's annualized expense ratio of 1.02% and 1.26%, for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                             I                 II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                   $1,000.00          $1,000.00
Ending Account Value on 12/31/14                    $1,020.06          $1,018.85
Expenses Paid During Period*                        $    5.19          $    6.41

* Expenses are equal to the Fund's annualized expense ratio of 1.02% and 1.26%, for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, Matthew Troxell of AEW Capital Management, L.P., sub-adviser to Pioneer Real Estate Shares VCT Portfolio, discusses the market environment for real-estate-related investments and the Portfolio's performance during the 12-month period ended December 31, 2014.

Q:  How did the Portfolio perform during the 12 months ended December 31, 2014?

A: Pioneer Real Estate Shares VCT Portfolio's Class I shares returned 30.87% at net asset value during the 12-month period ended December 31, 2014, and Class II shares returned 30.56%, while the Portfolio's benchmark, the Morgan Stanley Capital International (MSCI) U.S. REIT Index (the MSCI Index)(1) returned 30.38%. During the same period, the average return for the 42 variable portfolios in Lipper's Real Estate Underlying Funds category was 29.17%.

Q: Which individual holdings or investment decisions contributed to the Portfolio's performance relative to the MSCI Index benchmark during the 12-month period ended December 31, 2014?

A: Against a backdrop of low interest rates, investor demand for the attractive yield opportunities offered by real estate investment trusts (REITs) was strong, providing a solid tailwind in addition to the improving underlying fundamentals of the asset class.

    On a relative basis, the Portfolio's slight outperformance of the MSCI Index benchmark during the period was largely attributable to positive stock selection results in the office, triple-net-lease, and health care sectors. Sector allocation results also contributed positively to relative performance, namely, the Portfolio's underweight in the underperforming triple-net-lease sector and overweight in the outperforming manufactured home and diversified sectors. (A triple-net-lease is a lease agreement that designates the lessee, or tenant, as being solely responsible for all of the costs relating to the asset being leased - including net real estate taxes, net building insurance premiums and net common area maintenance costs - in addition to the rental fee applied under the lease. Because the tenant is covering these "triple" costs, which would otherwise be the responsibility of the property owner, the rent charged under a triple-net-lease agreement is generally lower than the rent charged in a standard lease agreement.)

    ----------------
(1) The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

With regard to individual securities, the Portfolio's benchmark-relative performance during the 12-month period benefited from a lack of exposure to the underperforming American Realty Capital Properties as well as overweight positions in the outperforming apartment REIT, Equity Residential, and the office REIT, Kilroy Realty. American Realty Capital Properties announced a series of accounting errors in the fourth quarter of 2014, which were intentionally not corrected, a development which brought the company under investigation by the Securities and Exchange Commission and the FBI. The apartment sector outperformed during the year, and so the Portfolio benefited from its overweight position in Equity Residential, which also reported strong earnings reports throughout 2014. Kilroy Realty benefited from the office market recovery on the west coast of the United States.

Q: Which investment strategies or individual holdings detracted the most from the Portfolio's benchmark-relative performance during the 12-month period ended December 31, 2014?

A: In terms of stock selection, the Portfolio's relative results were weakest in the diversified, hotel, and industrial REIT sectors. The individual positions that detracted most from the Portfolio's benchmark-relative returns during the period included overweight allocations to the underperforming Forest City Enterprises and Extended Stay America, and a lack of Portfolio exposure to the outperforming General Growth Properties.

    Forest City announced a write-down during the first quarter of 2014, which hurt its performance. The company continued to be a value play throughout 2014 as it has been in the process of simplifying its structure and operations to become more REIT-like. In January 2015, management announced it will officially convert to REIT status beginning January 1, 2016, and the stock has returned more than 10% since the announcement. Extended Stay America reported lower-than-expected earnings in the fourth quarter of 2014 as the company rolled out its new revenue management system and standardized housekeeping and maintenance programs. In our view, the earnings misses were merely attributable to the growing pains associated with becoming a publicly traded company. We still like Extended Stay's relative valuation and we expect to maintain the Portfolio's overweight exposure. General Growth Properties reported strong operational results in the third quarter of 2014. While the Portfolio had no exposure to the company, benchmark-relative performance did benefit from an overweight position in General Growth's regional mall peer, Macerich Company, which helped to offset some of the negative effects of not owning General Growth.

Q: Did you implement any major changes to the Portfolio's investment strategy during the 12-month reporting period ended December 31, 2014?

A: We didn't make any significant changes to the Portfolio's strategy during the period. The Portfolio remained oriented toward companies with stronger balance sheets and higher-quality assets, and those with good development pipelines. We believe development is currently the best source of external growth, given the lack of acquisitions in the market today. As U.S. economic growth gains momentum, such companies are best positioned to increase revenues in a way that should offset the effect of rising interest rates, in our

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

A Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

opinion. We also believe they are in a better position to raise dividends* in order to stay competitive with rising bond yields as well as to offset the effect of potentially higher financing costs.

Based upon improving property market fundamentals and relative valuations within the REIT sector, however, our preference for attractive value led us to increase the Portfolio's overweight in the diversified and office REIT sectors, decrease the overweight position in the storage sector, and increase the underweights in the triple-net-lease and health-care sectors.

Q: Did the Portfolio invest in any derivative securities during the 12-month period ended December 31, 2014? If so, did the positions have an effect on the Portfolio's performance?

A:  No. We did not invest the Portfolio in any derivatives during the period.

Q:  What is your outlook for REITs in 2015?

A: Looking ahead, we believe real estate fundamentals continue to support earnings growth for REITs. Apartment vacancy rates have leveled off at healthy levels, but vacancy rates in other property types continue to trend downward slowly. Supply risk continues to be limited on a national level, with only the apartment REIT sector's having climbed back to long-term construction averages. While a few select office and industrial markets are also seeing some supply growth, that has largely been in response to the very strong demand in those particular regions of the country More encouragingly, rents are now moving up in all property types, and some longer-lease property types are transitioning to an environment where new leases will likely be signed at higher rents than the prior leases, thus providing a boost to net operating income. Given those factors, we expect high-single-digit earnings growth across the REIT spectrum in 2015.

*   Dividends are not guaranteed.

Please refer to the Schedule of Investments on pages 7-8 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

6
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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

Shares                                                                     Value
             COMMON STOCKS - 97.7%
             Consumer Services - 2.5%
             Hotels, Resorts & Cruise
             Lines - 2.5%
    28,800   Extended Stay America, Inc.                             $   556,128
    24,200   Hilton Worldwide Holdings, Inc.                             631,378
                                                                     -----------
                                                                     $ 1,187,506
                                                                     -----------
             Total Consumer Services                                 $ 1,187,506
                                                                     -----------
             Real Estate - 95.2%
             Diversified REIT - 6.2%
    17,200   American Assets Trust, Inc.                             $   684,732
    28,600   Empire State Realty Trust, Inc.*                            502,788
    19,200   Liberty Property Trust                                      722,496
    13,100   STORE Capital Corp.                                         283,091
     6,500   Vornado Realty Trust                                        765,115
                                                                     -----------
                                                                     $ 2,958,222
                                                                     -----------
             Health Care REIT - 10.6%
    39,000   HCP, Inc.                                               $ 1,717,170
    24,400   Health Care Real Estate Investment
             Trust, Inc.                                               1,846,348
    21,000   Ventas, Inc.                                              1,505,700
                                                                     -----------
                                                                     $ 5,069,218
                                                                     -----------
             Hotel & Resort REIT - 4.8%
    10,400   Chatham Lodging Trust                                   $   301,288
    50,000   Host Hotels & Resorts, Inc.                               1,188,500
    23,700   RLJ Lodging Trust                                           794,661
                                                                     -----------
                                                                     $ 2,284,449
                                                                     -----------
             Industrial REIT - 5.8%
    53,500   Prologis, Inc.                                          $ 2,302,105
    30,200   Rexford Industrial Realty, Inc.                             474,442
                                                                     -----------
                                                                     $ 2,776,547
                                                                     -----------
             Office REIT - 16.1%
    35,500   BioMed Realty Trust, Inc.                               $   764,670
    18,500   Boston Properties, Inc.                                   2,380,765
    17,000   Douglas Emmett, Inc.                                        482,800
    26,400   DuPont Fabros Technology, Inc.                              877,536
    97,500   Gramercy Property Trust, Inc.*                              672,750
    21,000   Kilroy Realty Corp.                                       1,450,470
    11,200   Paramount Group, Inc.                                       208,208
    47,300   Piedmont Office Realty Trust, Inc.                          891,132
                                                                     -----------
                                                                     $ 7,728,331
                                                                     -----------
             Residential REIT - 17.0%
    15,300   American Campus Communities, Inc.                       $   632,808
    14,100   American Homes 4 Rent*                                      240,123
    14,800   AvalonBay Communities, Inc.                               2,418,172
    12,400   Camden Property Trust                                       915,616
    14,500   Equity LifeStyle Properties, Inc.                           747,475
    44,000   Equity Residential Property Trust, Inc.                   3,160,960
                                                                     -----------
                                                                     $ 8,115,154
                                                                     -----------
             Retail REIT - 24.0%
    21,700   Acadia Realty Trust                                     $   695,051
    51,300   DDR Corp.                                                   941,868
     9,700   Federal Realty Investment Trust                           1,294,562
    13,500   National Retail Properties, Inc.                            531,495
    20,400   Ramco-Gershenson Properties Trust                           382,296
    27,300   Retail Opportunity Investments Corp.                        458,367
    24,800   Simon Property Group, Inc.                                4,516,328
    19,700   Taubman Centers, Inc.                                     1,505,474
    14,100   The Macerich Co.                                          1,176,081
                                                                     -----------
                                                                     $11,501,522
                                                                     -----------
             Specialized REIT - 8.1%
    23,000   CubeSmart                                               $   507,610
    17,800   Extra Space Storage, Inc.                                 1,043,792
    12,500   Public Storage, Inc.                                      2,310,625
                                                                     -----------
                                                                     $ 3,862,027
                                                                     -----------
             Diversified Real Estate
             Activities - 1.0%
    12,200   Alexander & Baldwin, Inc.                               $   478,972
                                                                     -----------
             Real Estate Operating
             Companies - 1.6%
    36,700   Forest City Enterprises, Inc.*                          $   781,710
                                                                     -----------
             Total Real Estate                                       $45,556,152
                                                                     -----------
             TOTAL COMMON STOCKS
             (Cost $20,741,213)                                      $46,743,658
                                                                     -----------
             TOTAL INVESTMENT IN
             SECURITIES - 97.7%
             (Cost $20,741,213) (a)                                  $46,743,658
                                                                     -----------
             OTHER ASSETS &
             LIABILITIES - 2.3%                                      $ 1,109,858
                                                                     -----------
             TOTAL NET ASSETS - 100.0%                               $47,853,516
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                                                                               7
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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

*   Non-income producing security.

REIT Real Estate Investment Trust.

(a) At December 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $21,172,934 was as follows:

    Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost                    $25,631,582

    Aggregate gross unrealized depreciation for all investments in which
    there is an excess of tax cost over value                                 (60,858)
                                                                          -----------
    Net unrealized appreciation                                           $25,570,724
                                                                          ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 aggregated $5,704,179 and $11,186,053, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services and broker-dealers) as Level 3.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                           Level 1          Level 2        Level 3    Total
Common Stocks              $46,743,658      $  --          $  --      $46,743,658
                           -----------      -----          -----      -----------
  Total                    $46,743,658      $  --          $  --      $46,743,658
                           ===========      =====          =====      ===========

During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

   The accompanying notes are an integral part of these financial statements.

8
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Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                         12/31/14    12/31/13    12/31/12    12/31/11    12/31/10
Class I
Net asset value, beginning of period                                     $ 18.77     $ 19.93     $ 17.53     $ 16.34     $ 13.04
                                                                         -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                         $  0.10     $  0.28     $  0.25     $  0.44     $  0.24
    Net realized and unrealized gain (loss) on investments                  5.37        0.06        2.61        1.18        3.46
                                                                         -------     -------     -------     -------     -------
       Net increase (decrease) from investment operations                $  5.47     $  0.34     $  2.86     $  1.62     $  3.70
Distributions to shareowners:
    Net investment income                                                $ (0.32)    $ (0.29)    $ (0.25)    $ (0.43)    $ (0.40)
    Net realized gain                                                      (2.35)      (1.21)      (0.21)         --          --
                                                                         -------     -------     -------     -------     -------
Total distributions                                                      $ (2.67)    $ (1.50)    $ (0.46)    $ (0.43)    $ (0.40)
                                                                         -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                               $  2.80     $ (1.16)    $  2.40     $  1.19     $  3.30
                                                                         -------     -------     -------     -------     -------
Net asset value, end of period                                           $ 21.57     $ 18.77     $ 19.93     $ 17.53     $ 16.34
                                                                         =======     =======     =======     =======     =======
Total return*                                                              30.87%       1.75%      16.41%      10.02%      28.70%
Ratio of total expenses plus interest expense to average net assets (a)     1.02%       1.03%       1.02%       1.03%       1.03%
Ratio of net investment income to average net assets                        1.51%       1.38%       2.41%       2.48%       1.68%
Portfolio turnover rate                                                       13%         13%          5%         10%         11%
Net assets, end of period (in thousands)                                 $10,684     $ 9,383     $10,514     $10,428     $11,035

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

                                                                               9
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                         12/31/14    12/31/13    12/31/12    12/31/11    12/31/10
Class II
Net asset value, beginning of period                                     $ 18.79     $ 19.93     $ 17.54     $ 16.35     $ 13.03
                                                                         -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                         $  0.06     $  0.22     $  0.21     $  0.40     $  0.19
    Net realized and unrealized gain (loss) on investments                  5.37        0.07        2.60        1.18        3.49
                                                                         -------     -------     -------     -------     -------
       Net increase (decrease) from investment operations                $  5.43     $  0.29     $  2.81     $  1.58     $  3.68
Distributions to shareowners:
    Net investment income                                                $ (0.27)    $ (0.22)    $ (0.21)    $ (0.39)    $ (0.36)
    Net realized gain                                                      (2.35)      (1.21)      (0.21)         --          --
                                                                         -------     -------     -------     -------     -------
Total distributions                                                      $ (2.62)    $ (1.43)    $ (0.42)    $ (0.39)    $ (0.36)
                                                                         -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                               $  2.81     $ (1.14)    $  2.39     $  1.19     $  3.32
                                                                         -------     -------     -------     -------     -------
Net asset value, end of period                                           $ 21.60     $ 18.79     $ 19.93     $ 17.54     $ 16.35
                                                                         =======     =======     =======     =======     =======
Total return*                                                              30.56%       1.54%      16.09%       9.76%      28.53%
Ratio of total expenses plus interest expense to average net assets (a)     1.26%       1.27%       1.26%       1.28%       1.27%
Ratio of net investment income (loss) to average net assets                 1.28%       1.12%       2.16%       2.24%       1.45%
Portfolio turnover rate                                                       13%         13%          5%         10%         11%
Net assets, end of period (in thousands)                                 $37,169     $32,663     $35,500     $35,435     $38,057

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

10
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Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $20,741,213)                        $46,743,658
  Cash                                                                   787,241
  Receivables --
     Investment securities sold                                          136,042
     Portfolio shares sold                                                 2,906
     Dividends                                                           254,112
                                                                     -----------
        Total assets                                                 $47,923,959
                                                                     -----------
LIABILITIES:
  Payables --
     Portfolio shares repurchased                                    $    28,920
  Due to affiliates                                                        6,640
  Accrued expenses                                                        34,883
                                                                     -----------
        Total liabilities                                            $    70,443
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $17,326,800
  Accumulated net realized gain on investments                         4,524,271
  Net unrealized appreciation on investments                          26,002,445
                                                                     -----------
        Total net assets                                             $47,853,516
                                                                     ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $10,684,306/495,329 shares)                      $     21.57
                                                                     ===========
  Class II (based on $37,169,210/1,720,709 shares)                   $     21.60
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                                                                              11
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Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Dividends                                              $1,138,917
  Interest                                                      257
                                                         ----------
     Total investment income                                         $ 1,139,174
                                                                     -----------
EXPENSES:
  Management fees                                        $  359,341
  Transfer agent fees
     Class I                                                  1,500
     Class II                                                 1,500
  Distribution fees
     Class II                                                87,005
  Administrative reimbursements                              27,475
  Custodian fees                                              6,664
  Professional fees                                          36,017
  Printing expense                                           14,182
  Fees and expenses of nonaffiliated trustees                 6,090
  Miscellaneous                                               2,010
                                                         ----------
     Total operating expenses                                        $   541,784
                                                                     -----------
        Interest expense                                             $        23
                                                                     -----------
     Total operating expenses and interest expense                   $   541,807
                                                                     -----------
        Net investment income                                        $   597,367
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                   $ 5,735,446
                                                                     -----------
  Change in net unrealized appreciation on investments               $ 5,593,811
                                                                     -----------
  Net gain on investments                                            $11,329,257
                                                                     -----------
  Net increase in net assets resulting from operations               $11,926,624
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

12
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Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             Year Ended     Year Ended
                                                                                              12/31/14       12/31/13
FROM OPERATIONS:
Net investment income                                                                       $    597,367   $    543,118
Net realized gain on investments                                                               5,735,446      4,942,030
Change in net unrealized appreciation (depreciation) on investments                            5,593,811     (4,530,069)
                                                                                            ------------   ------------
     Net increase in net assets resulting from operations                                   $ 11,926,624   $    955,079
                                                                                            ------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class I ($0.32 and $0.29 per share, respectively)                                      $   (154,674)  $   (149,273)
     Class II ($0.27 and $0.22 per share, respectively)                                         (442,693)      (393,845)
Net realized gains:
     Class I ($2.35 and $1.21 per share, respectively)                                        (1,119,887)      (611,238)
     Class II ($2.35 and $1.21 per share, respectively)                                       (3,802,902)    (2,051,292)
                                                                                            ------------   ------------
        Total distributions to shareowners                                                  $ (5,520,156)  $ (3,205,648)
                                                                                            ------------   ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                            $  5,502,724   $  3,849,610
Reinvestment of distributions                                                                  5,520,156      3,205,648
Cost of shares repurchased                                                                   (11,621,598)    (8,772,880)
                                                                                            ------------   ------------
     Net decrease in net assets resulting from resulting from Portfolio share transactions  $   (598,718)  $ (1,717,622)
                                                                                            ------------   ------------
     Net increase (decrease) in net assets                                                  $  5,807,750   $ (3,968,191)
NET ASSETS:
Beginning of year                                                                           $ 42,045,766   $ 46,013,957
                                                                                            ------------   ------------
End of year                                                                                 $ 47,853,516   $ 42,045,766
                                                                                            ============   ============

                               '14 Shares  '14 Amount    '13 Shares  '13 Amount
CLASS I
Shares sold                       34,660   $   716,120      34,031   $    712,454
Reinvestment of distributions     65,164     1,274,561      40,072        760,511
Less shares repurchased         (104,324)   (2,099,770)   (101,896)    (2,067,227)
                               ---------   -----------   ---------   ------------
     Net decrease                 (4,500)  $  (109,089)    (27,793)  $   (594,262)
                               =========   ===========   =========   ============
CLASS II
Shares sold                      231,123   $ 4,786,604     155,549   $  3,137,156
Reinvestment of distributions    216,723     4,245,595     128,884      2,445,137
Less shares repurchased         (465,255)   (9,521,828)   (327,170)    (6,705,653)
                               ---------   -----------   ---------   ------------
     Net decrease                (17,409)  $  (489,629)    (42,737)  $ (1,123,360)
                               =========   ===========   =========   ============

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares VCT Portfolio (the Portfolio) is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to pursue long-term capital growth, with current income as a secondary objective.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

    Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013, and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

--------------------------------------------------------------------------------
                                                       2014                 2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                 $   637,952           $  608,906
Long-term capital gain                            4,882,204            2,596,742
                                                -----------           ----------
  Total distributions                           $ 5,520,156           $3,205,648
                                                -----------           ----------
Distributable Earnings
(Accumulated Losses):
Undistributed long-term
  capital gain                                  $ 4,955,992
Net unrealized appreciation                      25,570,724
                                                -----------
  Total                                         $30,526,716
                                                -----------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.  Portfolio Shares and Class Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

    All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F.  Risks

    Because the Portfolio invests a substantial portion of its assets in real estate investment trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and return of capital distributions may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. At December 31, 2014, the Portfolio had no open repurchase agreements.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Portfolio's average daily net assets up to $500 million and 0.75% on assets over $500 million. For the year ended December 31, 2014, the effective management fee was equivalent to 0.80% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,195 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,926 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $519 in distribution fees payable to PFD at December 31, 2014.

5. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's two most recent fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Real Estate Shares VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Real Estate Shares VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Real Estate Shares VCT Portfolio (one of the portfolios constituting Pioneer Variable Contracts Trust) (the "Fund"), as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Real Estate Shares VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Real Estate Shares VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. PIM has retained AEW Capital Management, L.P. to serve as the sub-adviser to the Portfolio pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM to remain the investment adviser of the Portfolio and the sub-adviser to remain the sub-adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory and sub-advisory agreements.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement and the sub-advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014, including the materials provided by the sub-adviser to the Portfolio.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. The Trustees further considered differences in services provided by PIM and the sub-adviser under the investment advisory agreement and the sub-advisory agreement, respectively.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers (including the sub-adviser) and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the Sub-Adviser to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the Portfolio's performance with PIM and the sub-adviser on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory and sub-advisory agreements. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that they were satisfied with PIM's and the sub-adviser's investment discipline and approach in the prevailing market conditions, notwithstanding relatively poor peer comparisons of total return over the 1-year period.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Portfolio, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level. The Trustees considered that the Portfolio's management fee was only four basis point higher than the management fee at the bottom of the third quartile of funds in the Portfolio's Morningstar peer group. The Trustees considered that the expense ratio of the Portfolio's Class II shares for the twelve months ended June 30, 2014 was in the fifth quintile relative to its Morningstar peer group and in the fifth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees noted the Portfolio's relatively small asset size compared to most of the other funds in its peer groups. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio, noting that non-management fee operating expenses generally are spread over a smaller asset base than the other funds in its peer groups, which results in these fees being significantly higher as a percentage of assets.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

The Trustees reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Portfolio were within the range of the fee rates charged by the Sub-Adviser to its other clients.

The Trustees concluded that the management fee payable by the Portfolio to PIM, as well as the fees payable by PIM to the sub-adviser, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM and the sub-adviser from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Portfolio and the sub-advisory agreement between PIM and the sub-adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                  HELD BY TRUSTEE
Thomas J. Perna (64)           Trustee since 2006.        Private investor (2004 - 2008 and     Director, Broadridge Financial
Chairman of the Board and      Serves until a successor   2013 - present); Chairman (2008 -     Solutions, Inc. (investor
Trustee                        trustee is elected or      2013) and Chief Executive Officer     communications and securities
                               earlier retirement or      (2008 - 2012), Quadriserv, Inc.       processing provider for financial
                               removal.                   (technology products for securities   services industry) (2009 -
                                                          lending industry); and Senior         present); Director, Quadriserv,
                                                          Executive Vice President, The Bank    Inc. (2005 - 2013); and
                                                          of New York (financial and            Commissioner, New Jersey State
                                                          securities services) (1986 - 2004)    Civil Service Commission (2011 -
                                                                                                present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)             Trustee since 2005.        Managing Partner, Federal City        Director of New York Mortgage Trust
Trustee                        Serves until a successor   Capital Advisors (corporate           (publicly-traded mortgage REIT)
                               trustee is elected or      advisory services company) (1997 -    (2004 - 2009, 2012 - present);
                               earlier retirement or      2004 and 2008 - present); Interim     Director of The Swiss Helvetia
                               removal.                   Chief Executive Officer, Oxford       Fund, Inc. (closed-end fund) (2010
                                                          Analytica, Inc. (privately-held       - present); Director of Oxford
                                                          research and consulting company)      Analytica, Inc. (2008 - present);
                                                          (2010); Executive Vice President      and Director of Enterprise
                                                          and Chief Financial Officer,          Community Investment, Inc.
                                                          I-trax, Inc. (publicly traded         (privately-held affordable housing
                                                          health care services company) (2004   finance company) (1985 - 2010)
                                                          - 2007); and Executive Vice
                                                          President and Chief Financial
                                                          Officer, Pedestal Inc.
                                                          (internet-based mortgage trading
                                                          company) (2000 - 2002); Private
                                                          consultant (1995-1997), Managing
                                                          Director, Lehman Brothers
                                                          (investment banking firm)
                                                          (1992-1995); and Executive, The
                                                          World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)      Trustee since 2008.        William Joseph Maier Professor of     Trustee, Mellon Institutional Funds
Trustee                        Serves until a successor   Political Economy, Harvard            Investment Trust and Mellon
                               trustee is elected or      University (1972 - present)           Institutional Funds Master
                               earlier retirement or                                            Portfolio (oversaw 17 portfolios in
                               removal.                                                         fund complex) (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION         TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                  HELD BY TRUSTEE
Margaret B.W. Graham (67)      Trustee since 2000.        Founding Director, Vice President     None
Trustee                        Serves until a             and Corporate Secretary, The
                               successor trustee is       Winthrop Group, Inc. (consulting
                               elected or earlier         firm) (1982 - present); Desautels
                               retirement or removal.     Faculty of Management, McGill
                                                          University (1999 - present); and
                                                          Manager of Research Operations and
                                                          Organizational Learning, Xerox
                                                          PARC, Xerox's advance research
                                                          center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)       Trustee since 1995.        President and Chief Executive         Director of New America High Income
Trustee                        Serves until a             Officer, Newbury, Piret & Company,    Fund, Inc. (closed-end investment
                               successor trustee is       Inc. (investment banking firm)        company) (2004 - present); and
                               elected or earlier         (1981 - present)                      Member, Board of Governors,
                               retirement or removal.                                           Investment Company Institute
                                                                                                (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)         Trustee since 2014.        Consultant (investment company        None
Trustee                        Serves until a             services) (2012 - present);
                               successor trustee is       Executive Vice President, BNY
                               elected or earlier         Mellon (financial and investment
                               retirement or removal.     company services) (1969 - 2012);
                                                          Director, BNY International
                                                          Financing Corp. (financial
                                                          services) (2002 - 2012); and
                                                          Director, Mellon Overseas
                                                          Investment Corp. (financial
                                                          services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                  HELD BY TRUSTEE
Kenneth J. Taubes (56)*        Trustee since 2014.        Director and Executive Vice           None
Trustee                        Serves until a             President (since 2008) and Chief
                               successor trustee is       Investment Officer, U.S. (since
                               elected or earlier         2010) of PIM-USA; Executive Vice
                               retirement or removal.     President of Pioneer (since 2008);
                                                          Executive Vice President of Pioneer
                                                          Institutional Asset Management,
                                                          Inc. (since 2009); and Portfolio
                                                          Manager of Pioneer (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION         TERM OF OFFICE AND                                                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                         HELD BY TRUSTEE
Lorraine Monchak (58)**        Advisory Trustee since     Chief Investment Officer, 1199 SEIU Funds    None
Advisory Trustee               2014.                      (healthcare workers union pension funds)
                                                          (2001 - present); Vice President -
                                                          International Investments Group, American
                                                          International Group, Inc. (insurance
                                                          company) (1993 - 2001); Vice President
                                                          Corporate Finance and Treasury Group,
                                                          Citibank, N.A.(1980 - 1986 and 1990 -
                                                          1993); Vice President - Asset/Liability
                                                          Management Group, Federal Farm Funding
                                                          Corporation (government-sponsored issuer
                                                          of debt securities) (1988 - 1990);
                                                          Mortgage Strategies Group, Shearson
                                                          Lehman Hutton, Inc. (investment bank)
                                                          (1987 - 1988); and Mortgage Strategies
                                                          Group, Drexel Burnham Lambert, Ltd.
                                                          (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

**  Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION         TERM OF OFFICE AND                                                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                         HELD BY OFFICER
Lisa M. Jones (52)             Since 2014. Serves at the  Chair, Director, CEO and President of        None
President and Chief            discretion of the Board    Pioneer Investment Management- USA
Executive Officer                                         (since September 2014); Chair,
                                                          Director, CEO and President of Pioneer
                                                          Investment Management, Inc. (since
                                                          September 2014); Chair, Director, CEO
                                                          and President of Pioneer Funds
                                                          Distributor, Inc. (since September
                                                          2014); Chair, Director, CEO and
                                                          President of Pioneer Institutional
                                                          Asset Management, Inc. (since September
                                                          2014); and Chair, Director, and CEO of
                                                          Pioneer Investment Management
                                                          Shareholder Services, Inc. (since
                                                          September 2014); Managing Director,
                                                          Morgan Stanley Investment Management
                                                          (2010 - 2013); and Director of
                                                          Institutional Business, CEO of
                                                          International, Eaton Vance Management
                                                          (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)     Since 2003. Serves at the  Vice President and Associate General         None
Secretary and Chief            discretion of the Board.   Counsel of Pioneer since January 2008;
Legal Officer                                             Secretary and Chief Legal Officer of
                                                          all of the Pioneer Funds since June
                                                          2010; Assistant Secretary of all of the
                                                          Pioneer Funds from September 2003 to
                                                          May 2010; and Vice President and Senior
                                                          Counsel of Pioneer from July 2002 to
                                                          December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)         Since 2010. Serves at the  Fund Governance Director of Pioneer          None
Assistant Secretary            discretion of the Board.   since December 2006 and Assistant
                                                          Secretary of all the Pioneer Funds
                                                          since June 2010; Manager - Fund
                                                          Governance of Pioneer from December
                                                          2003 to November 2006; and Senior
                                                          Paralegal of Pioneer from January 2000
                                                          to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                         HELD BY OFFICER
Thomas Reyes (52)              Since 2010. Serves at the  Senior Counsel of Pioneer since May          None
Assistant Secretary            discretion of the Board.   2013 and Assistant Secretary of all
                                                          the Pioneer Funds since June 2010;
                                                          and Counsel of Pioneer from June 2007
                                                          to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)           Since 2008. Serves at the  Vice President - Fund Treasury of            None
Treasurer and Chief            discretion of the Board.   Pioneer; Treasurer of all of the
Financial and Accounting                                  Pioneer Funds since March 2008;
Officer                                                   Deputy Treasurer of Pioneer from
                                                          March 2004 to February 2008; and
                                                          Assistant Treasurer of all of the
                                                          Pioneer Funds from March 2004 to
                                                          February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)          Since 2000. Serves at the  Director - Fund Treasury of Pioneer;         None
Assistant Treasurer            discretion of the Board.   and Assistant Treasurer of all of the
                                                          Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)             Since 2002. Serves at the  Fund Accounting Manager - Fund               None
Assistant Treasurer            discretion of the Board.   Treasury of Pioneer; and Assistant
                                                          Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)          Since 2009. Serves at the  Fund Administration Manager - Fund           None
Assistant Treasurer            discretion of the Board.   Treasury of Pioneer since November
                                                          2008; Assistant Treasurer of all of
                                                          the Pioneer Funds since January 2009;
                                                          and Client Service Manager -
                                                          Institutional Investor Services at
                                                          State Street Bank from March 2003 to
                                                          March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)           Since 2010. Serves at the  Chief Compliance Officer of Pioneer          None
Chief Compliance Officer       discretion of the Board.   and of all the Pioneer Funds since
                                                          March 2010; Chief Compliance Officer
                                                          of Pioneer Institutional Asset
                                                          Management, Inc. since January 2012;
                                                          Chief Compliance Officer of
                                                          Vanderbilt Capital Advisors, LLC
                                                          since July 2012: Director of Adviser
                                                          and Portfolio Compliance at Pioneer
                                                          since October 2005; and Senior
                                                          Compliance Officer for Columbia
                                                          Management Advisers, Inc. from
                                                          October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)           Since 2006. Serves at the  Director - Transfer Agency Compliance        None
Anti-Money Laundering          discretion of the Board.   of Pioneer and Anti-Money Laundering
Officer                                                   Officer of all the Pioneer Funds
                                                          since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18653-09-0215

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                  Pioneer Select Mid Cap Growth VCT Portfolio --  Class I Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth VCT Portfolio

  Portfolio and Performance Update                                            2

  Comparing Ongoing Portfolio Expenses                                        3

  Portfolio Management Discussion                                             4

  Schedule of Investments                                                     8

  Financial Statements                                                       16

  Notes to Financial Statements                                              20

  Report of Independent Registered Public Accounting Firm                    24

  Approval of Investment Advisory Agreement                                  25

  Trustees, Officers and Service Providers                                   28

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                        91.5%
International Common Stocks                                                6.9%
Depositary Receipts for International Stocks                               1.2%
Convertible Corporate Bonds                                                0.4%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Discretionary                                                    20.0%
Information Technology                                                    19.5%
Health Care                                                               17.3%
Industrials                                                               16.3%
Consumer Staples                                                           8.5%
Financials                                                                 7.1%
Energy                                                                     4.7%
Materials                                                                  4.0%
Telecommunication Services                                                 1.9%
Utilities                                                                  0.7%

Five Largest Holdings
(As a percentage of equity holdings)

--------------------------------------------------------------------------------
1. American Airlines Group, Inc.                                          2.22%
--------------------------------------------------------------------------------
2. Skyworks Solutions, Inc.                                               1.96
--------------------------------------------------------------------------------
3. Lear Corp.                                                             1.78
--------------------------------------------------------------------------------
4. Keurig Green Mountain, Inc.                                            1.65
--------------------------------------------------------------------------------
5. Dollar Tree, Inc.                                                      1.52
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share               12/31/14                      12/31/13
       Class I                          $28.73                        $32.78

                           Net
Distributions per Share    Investment   Short-Term                Long-Term
(1/1/14 - 12/31/14)        Income       Capital Gains             Capital Gains
       Class I             $ -          $2.4089                   $4.5011

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Class I shares of Pioneer Select Mid Cap Growth VCT Portfolio at net asset value during the periods shown, compared to that of the Russell Mid Cap Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                     Pioneer Select Mid Cap Growth   Russell Midcap
                     VCT Portfolio, Class I          Growth Index
12/31/2004           $10,000                         $10,000
12/31/2005           $10,669                         $11,210
12/31/2006           $11,266                         $12,404
12/31/2007           $10,831                         $13,822
12/31/2008           $ 6,987                         $ 7,695
12/31/2009           $10,101                         $11,258
12/31/2010           $12,143                         $14,228
12/31/2011           $11,869                         $13,993
12/31/2012           $12,702                         $16,205
12/31/2013           $18,096                         $21,997
12/31/2014           $19,802                         $24,615


The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
                                                                  Russell Midcap
                                                    Class I         Growth Index
--------------------------------------------------------------------------------
10 Years                                              7.07%                9.43%
5 Years                                              14.41%               16.94%
1 Year                                                9.43%               11.90%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                                                 I
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                                      $1,000.00
Ending Account Value on 12/31/14                                       $1,020.99
Expenses Paid During Period*                                               $4.38

* Expenses are equal to the Portfolio's annualized total expense ratio of 0.86% for Class I shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                                                  I
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                                      $1,000.00
Ending Account Value on 12/31/14                                       $1,020.87
Expenses Paid During Period*                                               $4.38

* Expenses are equal to the Portfolio's annualized total expense ratio of 0.86% for Class I shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

For the 12-month period ended December 31, 2014, returns for Pioneer Select Mid Cap Growth VCT Portfolio underperformed the return of the Portfolio's benchmark, the Russell Midcap Growth Index, but exceeded the average returns of the Mid Cap Growth variable portfolio tracked by Lipper. In the following interview, Ken Winston reviews the investment background and details some of the factors and decisions that drove the Portfolio's performance during the 12-month period. Mr. Winston, a vice president and a portfolio manager at Pioneer, is responsible for the day-to-day management of the Portfolio, along with Shaji John, a vice president and a portfolio manager at Pioneer, and Jon Stephenson, a vice president and a portfolio manager at Pioneer.

Q: How would you describe the investment environment for mid-cap equities during the 12-month period ended December 31, 2014?

A: Mid-cap stocks traced a very jagged path upward over the full 12-month period. Along the way, share prices of equities suffered four steep downturns that were triggered by such factors as disruptive winter weather in 2013- 2014, weakening global economic growth, the Ebola virus outbreak and expectations of interest-rate hikes in 2015. In the long run, however, investors chose to focus on the strengthening U.S. economy as their best source of opportunity. Falling commodity prices and the near-absence of inflation were additional factors favoring the performance of equities. Towards the end of the period, lower energy prices acted as a de facto stimulus for the domestic economy, putting more money in the pockets of consumers and reducing operating expenses for businesses. At the same time, low levels of inflation gave the U.S. Federal Reserve System (the Fed) the leeway to delay any potential rate increases. Oil and gas prices, already slumping, dropped even further when the OPEC cartel (Organization of Petroleum Exporting Countries) opted to maintain current production levels. During the period, market participants favored owning stocks of larger rather than smaller companies. Thus, mid-cap portfolio managers and shareholders were rewarded if their investment choices tilted toward larger issues within the mid-cap style range.

Q: How did the Portfolio perform in that environment during the 12-month period ended December 31, 2014?

A: Pioneer Select Mid Cap Growth VCT Portfolio's Class I shares returned 9.43% at net asset value during the 12-month period ended December 31, 2014, while the Portfolio's benchmark, the Russell Midcap Growth Index (the Russell Index), returned 11.90%. During the same period, the average return of the 107 variable portfolios in Lipper's Mid Cap Growth Underlying category was 6.81%.

Q: Which of your investment strategies either contributed to or detracted from the Portfolio's performance during the 12-month period ended December 31, 2014?

A: The Portfolio underperformed the Russell Index during the 12-month period primarily because of unfavorable stock selection results. From an asset allocation perspective within the various market sectors, the Portfolio's positioning versus the benchmark was essentially neutral to relative performance.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

    Health care, telecom services, utilities and consumer staples were the top-performing sectors in the Russell Index during the period. Meanwhile, energy, the worst-performing sector in the Russell Index, finished in significantly negative territory. Accordingly, the Portfolio's overweight in health care benefited benchmark-relative performance. A greater-than-benchmark weighting in the slumping energy sector, plus underexposure to the strong telecom services and consumer staples sectors, essentially offset the positive effects of the Portfolio's weighting in health care. It should be noted that the Portfolio's sector weightings are not determined in advance, but are the result of our stock selection process.

    Health care delivered the best returns for the Portfolio relative to the benchmark when both stock selection and the effects of sector weightings are taken into consideration. Stock selection was also strong in the consumer staples sector, although that benefit was diluted somewhat by the Portfolio's aforementioned underweight position. Stock selection in information technology also contributed to the Portfolio's benchmark-relative performance, while selection in six sectors - industrials, consumer discretionary, materials, energy, financials and utilities, in that order - held back relative returns.

Q: Which individual holdings detracted the most from the Portfolio's returns during the 12-month period ended December 31, 2014?

A: In energy, a position in Goodrich Petroleum, a Houston-based exploration and production company with assets in the Tuscaloosa Marine Shale and elsewhere, hurt the Portfolio's benchmark-relative performance the most during the 12-month period. Goodrich's shares declined in price when it became clear that the company's drilling and completion activities could not live up to Wall Street's expectations, given the collapse of oil prices as the period progressed. Also in the energy sector, the Portfolio's position in Cabot Oil & Gas was a significant detractor from relative performance. In industrials, a Portfolio position in Chart Industries, which manufactures highly engineered cryogenic equipment for the natural gas industry, hurt benchmark-relative performance as the company's share price fell after it disclosed that the timing of certain orders and shipments to China would fail to meet previous expectations.

Q: Which individual holdings had the greatest positive effect on the Portfolio's performance during the 12-month period ended December 31, 2014?

A: The Portfolio's three best-performing stock positions during the period were American Airlines Group, Skyworks Solutions and Keurig Green Mountain. American's shares made the strongest contribution to the Portfolio's results over the period, encompassing the first four quarters after the merger between AMR Corp. (American's former parent) and U.S. Airways. The share price rose as investors began to appreciate the significantly enhanced earnings potential of the combined company. Keurig Green Mountain, a consumer staples firm that makes and distributes the popular Keurig one-cup coffee brewing system, is the industry leader in that area. Early in 2014,

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

    Keurig Green Mountain's shares advanced sharply on news of a partnership with Coca-Cola (not held in the Portfolio). The two companies are developing a new single-serve counter-top system for cold beverages. Coca-Cola has also made a direct investment of up to 20% in Keurig Green Mountain. In information technology, a position in Skyworks Solutions, which makes complete semiconductor solutions for mobile communications, was a standout performer for the Portfolio over the period. The shares appreciated greatly after the company reported strong results in consecutive quarters. Skyworks is also increasing its share of semiconductor content for mobile phones, including Apple's (not held in the Portfolio) newest iPhones, which have complex, specialized requirements.

    In health care, the Portfolio saw strong contributions from several Portfolio holdings in the sector. Shares of Neurocrine Biosciences, a biopharmaceutical company, rose after the company reported positive Phase II results for a drug that targets movement disorders. In addition, Elagolix, Neurocrine's leading new product candidate, has shown positive Phase II trial data for the treatment of endometriosis and uterine fibroids. A position in Akorn Pharmaceuticals, which makes a wide range of ophthalmic and injectable therapies, was another strong performer during the 12-month period, while the Portfolio's shares of Shire rose based on strong results and its agreement to merge with AbbVie. The proposed merger eventually fell apart, but only after we had decided to take profits and sell the Portfolio's position in Shire.

Q: Did you use derivative investments in managing the Portfolio during the 12-month period ended December 31, 2014, and did the derivatives have an effect on performance?

A: Yes, we did use derivatives during the period. Specifically, we sold call options against the shares of some companies we held in the Portfolio. We did this in order to generate short-term income while still being able to retain those stocks in the Portfolio. The selling of the call options made a minor, yet positive contribution to performance during the period.

Q:  What is your investment outlook?

A: The Fed has signaled its intention to raise short-term interest rates sometime in 2015. Ideally, such changes would be gradual and carefully timed so as not to disrupt the economic comfort zone in which corporations have been functioning so smoothly. We believe equity prices should be able to weather such a measured approach. For that matter, we believe rate hikes appear far from certain to occur, as falling commodity prices are constraining domestic inflation, while slackening global economic growth also argues against near-term rate increases. Although the U.S. economic expansion appears poised to continue, shortfalls in global growth or a miscalculation by the Fed could derail the long-running bull market. Also, the sharp drop in oil and gas prices implies a reduction of capital spending, much of which is normally seen in the energy sector.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

A Word About Risk:

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

For next year, we see potential for respectable corporate earnings expansion in an environment of modest overall domestic economic growth. Equity returns have been understandably less robust than in earlier stages of the economic recovery as world economies have faced their own challenges, and continued weakness overseas could hold back economic growth at home. Also, continued geopolitical turmoil remains a serious risk to U.S. investor confidence.

Please refer to the Schedule of Investments on pages 8 to 15 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

Principal
Amount($)                                                                              Value
           CONVERTIBLE CORPORATE BOND - 0.2%
           Energy - 0.2%
           Integrated Oil & Gas - 0.2%
 424,000   American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK),
           3/1/21 (144A) (PIK)                                                  $     301,040
                                                                                -------------
           TOTAL CONVERTIBLE CORPORATE BOND
           (Cost $436,991)                                                      $     301,040
                                                                                -------------
  Shares
           COMMON STOCKS - 99.6%
           Energy - 4.5%
           Oil & Gas Equipment & Services - 0.3%
   4,252   Oceaneering International, Inc.*                                     $     250,060
  14,488   RPC, Inc.                                                                  188,924
                                                                                -------------
                                                                                $     438,984
                                                                                -------------
           Oil & Gas Exploration & Production - 3.2%
  44,869   Cabot Oil & Gas Corp.                                                $   1,328,571
   9,906   Cimarex Energy Co.                                                       1,050,036
  74,304   Memorial Resource Development Corp.*                                     1,339,701
   4,053   Oasis Petroleum, Inc.*                                                      67,037
  21,092   Rice Energy, Inc.                                                          442,299
                                                                                -------------
                                                                                $   4,227,644
                                                                                -------------
           Oil & Gas Refining & Marketing - 0.1%
   2,362   Tesoro Corp.                                                         $     175,615
                                                                                -------------
           Oil & Gas Storage & Transportation - 0.9%
  31,235   Boardwalk Pipeline Partners LP*                                      $     555,046
   8,649   SemGroup Corp.                                                             591,505
                                                                                -------------
                                                                                $   1,146,551
                                                                                -------------
           Total Energy                                                         $   5,988,794
                                                                                -------------
           Materials - 4.0%
           Commodity Chemicals - 0.6%
  12,548   Westlake Chemical Corp.                                              $     766,557
                                                                                -------------
           Specialty Chemicals - 1.6%
  21,711   Flotek Industries, Inc.*                                             $     406,647
   7,738   RPM International, Inc.                                                    392,394
   2,693   The Sherwin-Williams Co.                                                   708,367
   6,857   WR Grace & Co.*                                                            654,089
                                                                                -------------
                                                                                $   2,161,497
                                                                                -------------
           Construction Materials - 0.7%
   7,523   Eagle Materials, Inc.                                                $     571,974
   3,633   Martin Marietta Materials, Inc.                                            400,793
                                                                                -------------
                                                                                $     972,767
                                                                                -------------
           Metal & Glass Containers - 0.4%
  15,912   Berry Plastics Group, Inc.*                                          $     502,024
                                                                                -------------

           Paper Packaging - 0.7%
  11,205   Avery Dennison Corp.                                                 $     581,315
   4,725   Packaging Corp. of America                                                 368,786
                                                                                -------------
                                                                                $     950,101
                                                                                -------------
           Total Materials                                                      $   5,352,946
                                                                                -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

  Shares                                                                                Value
           Capital Goods - 4.8%
           Aerospace & Defense - 0.5%
   7,666   B/E Aerospace, Inc.*                                                 $     444,781
   3,851   KLX, Inc.                                                                  158,854
                                                                                -------------
                                                                                $     603,635
                                                                                -------------
           Electrical Components & Equipment - 0.3%
   3,131   Acuity Brands, Inc.                                                  $     438,559
                                                                                -------------
           Industrial Conglomerates - 0.6%
   5,292   Roper Industries, Inc.                                               $     827,404
                                                                                -------------
           Construction & Farm Machinery & Heavy Trucks - 1.4%
  30,582   The Manitowoc Co., Inc.                                              $     675,862
   4,511   WABCO Holdings, Inc.*                                                      472,663
   7,191   Wabtec Corp./DE                                                            624,826
                                                                                -------------
                                                                                $   1,773,351
                                                                                -------------
           Industrial Machinery - 0.2%
   4,615   Pentair Plc                                                          $     306,528
                                                                                -------------
           Trading Companies & Distributors - 1.8%
  30,834   HD Supply Holdings, Inc.*                                            $     909,295
  34,971   Neff Corp.                                                                 394,123
  10,348   United Rentals, Inc.*                                                    1,055,599
                                                                                -------------
                                                                                $   2,359,017
                                                                                -------------
           Total Capital Goods                                                  $   6,308,494
                                                                                -------------
           Commercial Services & Supplies - 3.8%
           Environmental & Facilities Services - 0.5%
  28,976   Covanta Holding Corp.*                                               $     637,762
                                                                                -------------
           Diversified Support Services - 0.9%
   6,835   Cintas Corp.                                                         $     536,137
  15,603   Mobile Mini, Inc.*                                                         632,078
                                                                                -------------
                                                                                $   1,168,215
                                                                                -------------
           Human Resource & Employment Services - 2.4%
  13,862   ManpowerGroup, Inc.                                                  $     944,973
  12,521   Towers Watson & Co.                                                      1,417,002
  13,177   WageWorks, Inc.*                                                           850,839
                                                                                -------------
                                                                                $   3,212,814
                                                                                -------------
           Total Commercial Services & Supplies                                 $   5,018,791
                                                                                -------------
           Transportation - 7.7%
           Air Freight & Logistics - 0.2%
  22,068   UTi Worldwide, Inc.                                                  $    266,361
                                                                                -------------
           Airlines - 3.9%
  54,541   American Airlines Group, Inc.                                        $   2,925,030
   7,729   Southwest Airlines Co.                                                     327,091
   4,631   Spirit Airlines, Inc.*                                                     350,011
  24,152   United Continental Holdings, Inc.*                                       1,615,527
                                                                                -------------
                                                                                $   5,217,659
                                                                                -------------
           Marine - 0.3%
   4,371   Kirby Corp.*                                                         $     352,915
                                                                                -------------

   The accompanying notes are an integral part of these financial statements.
                                                                               9

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                                Value

           Railroads - 0.7%
   7,487   Kansas City Southern                                                 $     913,639
                                                                                -------------
           Trucking - 2.1%
  21,377   Hertz Global Holdings, Inc.*                                         $     533,142
   4,458   JB Hunt Transport Services, Inc.                                           375,586
   9,314   Old Dominion Freight Line, Inc.*                                           723,139
  12,751   Ryder System, Inc.                                                       1,183,930
                                                                                -------------
                                                                                $   2,815,797
                                                                                -------------
           Airport Services - 0.5%
   9,675   Macquarie Infrastructure Co., LLC                                    $     687,796
                                                                                -------------
           Total Transportation                                                 $  10,254,167
                                                                                -------------
           Automobiles & Components - 2.0%
           Auto Parts & Equipment - 2.0%
   4,718   BorgWarner, Inc.                                                     $     259,254
  23,941   Lear Corp.                                                               2,348,133
                                                                                -------------
                                                                                $   2,607,387
                                                                                -------------
           Total Automobiles & Components                                       $   2,607,387
                                                                                -------------
           Consumer Durables & Apparel - 3.7%
           Home Furnishings - 0.4%
   3,353   Mohawk Industries, Inc.*                                             $     520,922
                                                                                -------------
           Household Appliances - 0.6%
   4,110   Whirlpool Corp.                                                      $     796,271
                                                                                -------------
           Leisure Products - 0.3%
  21,994   Performance Sports Group, Ltd.                                       $     395,672
                                                                                -------------
           Apparel, Accessories & Luxury Goods - 2.4%
   9,653   G-III Apparel Group, Ltd.*                                           $     975,050
   9,193   Hanesbrands, Inc.                                                        1,026,123
   7,310   Michael Kors Holdings, Ltd.*                                               548,981
   5,098   PVH Corp.                                                                  653,411
                                                                                -------------
                                                                                $   3,203,565
                                                                                -------------
           Total Consumer Durables & Apparel                                    $   4,916,430
                                                                                -------------
           Consumer Services - 4.0%
           Hotels, Resorts & Cruise Lines - 0.8%
  25,335   Hilton Worldwide Holdings, Inc.                                      $     660,990
  8,722    Norwegian Cruise Line Holdings, Ltd.*                                      407,841
                                                                                -------------
                                                                                $   1,068,831
                                                                                -------------
           Restaurants - 2.4%
   1,211   Chipotle Mexican Grill, Inc.*                                        $     828,942
  11,349   Jack in the Box, Inc.*                                                     907,466
   4,246   Panera Bread Co.*                                                          742,201
  26,131   Sonic Corp.*                                                               711,547
                                                                                -------------
                                                                                $   3,190,156
                                                                                -------------
           Specialized Consumer Services - 0.8%
  30,556   H&R Block, Inc.                                                      $   1,029,126
                                                                                -------------
           Total Consumer Services                                              $   5,288,113
                                                                                -------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

  Shares                                                                                Value

           Media - 0.9%
           Cable & Satellite - 0.9%
  10,424   Liberty Global Plc*                                                  $     523,337
  13,052   Liberty Global Plc (Class C)*                                              630,542
                                                                                -------------
                                                                                $   1,153,879
                                                                                -------------
           Total Media                                                          $   1,153,879
                                                                                -------------
           Retailing - 9.5%
           Distributors - 1.2%
  55,215   LKQ Corp.*                                                           $   1,552,646
                                                                                -------------
           Internet Retail - 0.9%
   1,485   Netflix, Inc.*                                                       $     507,291
   9,358   TripAdvisor, Inc.*                                                         698,668
                                                                                -------------
                                                                                $   1,205,959
                                                                                -------------
           General Merchandise Stores - 1.5%
  28,441   Dollar Tree, Inc.*                                                   $   2,001,678
                                                                                -------------
           Apparel Retail - 1.3%
   7,778   Ross Stores, Inc.                                                    $     733,154
  13,546   The TJX Companies, Inc.                                                    928,985
                                                                                -------------
                                                                                $   1,662,139
                                                                                -------------
           Home Improvement Retail - 0.8%
  16,376   Lowe's Companies, Inc.                                               $   1,126,669
                                                                                -------------
           Specialty Stores - 1.8%
  10,238   Five Below, Inc.*                                                    $     418,018
   6,491   Signet Jewelers, Ltd.                                                      854,021
  14,829   Tractor Supply Co.*                                                      1,168,822
                                                                                -------------
                                                                                $   2,440,861
                                                                                -------------
           Automotive Retail - 2.0%
  11,693   Advance Auto Parts, Inc.                                             $   1,862,461
                                                                                -------------
   8,576   Lithia Motors, Inc.                                                        743,453
                                                                                -------------
                                                                                $   2,605,914
                                                                                -------------
           Total Retailing                                                      $  12,595,866
                                                                                -------------
           Food & Staples Retailing - 2.0%
           Drug Retail - 0.8%
  11,499   CVS Health Corp.                                                     $   1,107,469
                                                                                -------------
           Food Retail - 1.2%
  23,787   The Kroger Co.                                                       $   1,527,363
                                                                                -------------
           Total Food & Staples Retailing                                       $   2,634,832
                                                                                -------------
           Food, Beverage & Tobacco - 6.5%
           Brewers - 0.7%
  12,618   Molson Coors Brewing Co. (Class B)                                   $     940,293
                                                                                -------------
           Distillers & Vintners - 0.9%
  12,182   Constellation Brands, Inc.*                                          $   1,195,907
                                                                                -------------
           Soft Drinks - 0.9%
  10,706   Monster Beverage Corp.*                                              $   1,159,995
                                                                                -------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                                Value

           Packaged Foods & Meats - 3.2%
   3,491   Diamond Foods, Inc.*                                                 $      98,551
  11,954   Hormel Foods Corp.                                                         622,803
  16,456   Keurig Green Mountain, Inc.                                              2,178,692
   4,507   Mead Johnson Nutrition Co.                                                 453,134
  22,555   Tyson Foods, Inc.                                                          904,230
                                                                                -------------
                                                                                $   4,257,410
                                                                                -------------
           Tobacco - 0.8%
  17,299   Lorillard, Inc.                                                      $   1,088,799
                                                                                -------------
           Total Food, Beverage & Tobacco                                       $   8,642,404
                                                                                -------------
           Health Care Equipment & Services - 8.6%
           Health Care Equipment - 1.7%
  11,285   Edwards Lifesciences Corp.*                                          $   1,437,483
  17,001   Insulet Corp.*                                                             783,066
                                                                                -------------
                                                                                $   2,220,549
                                                                                -------------
           Health Care Supplies - 2.0%
  29,465   Align Technology, Inc.*                                              $   1,647,388
  67,772   Endologix, Inc.*                                                         1,036,234
                                                                                -------------
                                                                                $   2,683,622
                                                                                -------------
           Health Care Distributors - 1.1%
  17,216   Cardinal Health, Inc.                                                $   1,389,848
                                                                                -------------
           Health Care Services - 2.4%
  37,439   Catamaran Corp.*                                                     $   1,937,468
  17,460   Omnicare, Inc.                                                           1,273,358
                                                                                -------------
                                                                                $   3,210,826
                                                                                -------------
           Health Care Facilities - 0.8%
  30,186   Brookdale Senior Living, Inc.*                                       $   1,106,921
                                                                                -------------
           Managed Health Care - 0.6%
   8,954   WellCare Health Plans, Inc.*                                         $     734,765
                                                                                -------------
           Total Health Care Equipment & Services                               $  11,346,531
                                                                                -------------
           Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
           Biotechnology - 2.9%
  27,758   Alkermes Plc*                                                        $   1,625,508
  23,370   Neurocrine Biosciences, Inc.*                                              522,086
  33,573   NPS Pharmaceuticals, Inc.*                                               1,200,906
  12,684   TESARO, Inc.*                                                              471,718
                                                                                -------------
                                                                                $   3,820,218
                                                                                -------------
           Pharmaceuticals - 4.2%
  18,975   Endo International Plc                                               $   1,368,477
  10,158   Jazz Pharmaceuticals Plc*                                                1,663,169
   7,002   Salix Pharmaceuticals, Ltd.*                                               804,810
   8,078   Shire Plc (A.D.R.)                                                       1,716,898
                                                                                -------------
                                                                                $   5,553,354
                                                                                -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

 Shares                                                                                 Value

           Life Sciences Tools & Services - 1.7%
  37,994   Bruker Corp.*                                                        $     745,442
  23,814   Charles River Laboratories International, Inc.*                          1,515,523
                                                                                -------------
                                                                                $   2,260,965
                                                                                -------------
           Total Pharmaceuticals, Biotechnology & Life Sciences                 $  11,634,537
                                                                                -------------
           Banks - 1.1%
           Regional Banks - 1.1%
  22,690   BankUnited, Inc.*                                                    $     657,329
   6,110   Signature Bank*                                                            769,616
                                                                                -------------
                                                                                $   1,426,945
                                                                                -------------
           Total Banks                                                          $   1,426,945
                                                                                -------------
           Diversified Financials - 4.9%
           Specialized Finance - 1.4%
  39,225   The NASDAQ OMX Group, Inc.                                           $   1,881,231
                                                                                -------------
           Consumer Finance - 1.2%
  25,143   Discover Financial Services, Inc.                                    $   1,646,615
                                                                                -------------
           Asset Management & Custody Banks - 1.7%
   7,200   Affiliated Managers Group, Inc.*                                     $   1,528,128
  19,541   The Blackstone Group LP                                                    661,072
                                                                                -------------
                                                                                $   2,189,200
                                                                                -------------
           Investment Banking & Brokerage - 0.6%
  18,917   Morgan Stanley Co.                                                   $     733,980
                                                                                -------------
           Total Diversified Financials                                         $   6,451,026
                                                                                -------------
           Real Estate - 1.2%
           Specialized REIT - 1.2%
  44,129   Weyerhaeuser Co.                                                     $   1,583,790
                                                                                -------------
           Total Real Estate                                                    $   1,583,790
                                                                                -------------
           Software & Services - 13.9%
           Internet Software & Services - 7.4%
  30,542   Akamai Technologies, Inc.*                                           $   1,922,924
  13,078   comScore, Inc.*                                                            607,212
   8,331   CoStar Group, Inc.*                                                      1,529,822
  15,842   Facebook, Inc.*                                                          1,235,993
   1,030   Google, Inc.*                                                              546,580
   1,027   Google, Inc. (Class C)                                                     540,613
  47,987   HomeAway, Inc.*                                                          1,429,053
   4,792   LinkedIn Corp.*                                                          1,100,770
  20,318   Pandora Media, Inc.*                                                       362,270
  15,246   Twitter, Inc.*                                                             546,874
                                                                                -------------
                                                                                $   9,822,111
                                                                                -------------
           IT Consulting & Other Services - 0.5%
   7,401   Gartner, Inc.*                                                       $     623,238
                                                                                -------------
           Data Processing & Outsourced Services - 1.0%
   2,217   Alliance Data Systems Corp.*                                         $     634,173
   8,416   MasterCard, Inc.                                                           725,123
                                                                                -------------
                                                                                $   1,359,296
                                                                                -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                                  Value
           Application Software - 4.3%
   7,762   ANSYS, Inc.*                                                         $     636,484
  16,331   Autodesk, Inc.*                                                            980,840
  50,273   Cadence Design Systems, Inc.*                                              953,679
  10,750   Intuit, Inc.                                                               991,042
  27,717   Qlik Technologies, Inc.*                                                   856,178
  12,338   salesforce.com, Inc.,*                                                     731,767
  10,279   SS&C Technologies Holdings, Inc.*                                          601,219
                                                                                -------------
                                                                                $   5,751,209
                                                                                -------------
           Systems Software - 0.7%
   6,483   ServiceNow, Inc.*                                                    $     439,872
   5,839   Tableau Software, Inc.*                                                    494,914
                                                                                -------------
                                                                                $     934,786
                                                                                -------------
           Total Software & Services                                            $  18,490,640
                                                                                -------------
           Technology Hardware & Equipment - 2.4%
           Communications Equipment - 1.4%
  10,544   F5 Networks, Inc.*                                                   $   1,375,623
   3,872   Palo Alto Networks, Inc.*                                                  474,591
                                                                                -------------
                                                                                $   1,850,214
                                                                                -------------
           Computer Storage & Peripherals - 1.0%
   5,272   SanDisk Corp.                                                        $     516,551
   7,208   Western Digital Corp.                                                      797,926
                                                                                -------------
                                                                                $   1,314,477
                                                                                -------------
           Total Technology Hardware & Equipment                                $   3,164,691
                                                                                -------------
           Semiconductors & Semiconductor Equipment - 3.2%
           Semiconductors - 3.2%
  16,671   Avago Technologies, Ltd.                                             $   1,676,936
  35,610   Skyworks Solutions, Inc.*                                                2,589,203
                                                                                -------------
                                                                                $   4,266,139
                                                                                -------------
           Total Semiconductors & Semiconductor Equipment                       $   4,266,139
                                                                                -------------
           Telecommunication Services - 1.9%
           Alternative Carriers - 0.8%
  22,667   Level 3 Communications, Inc.*                                        $   1,119,296
                                                                                -------------
           Wireless Telecommunication Services - 1.1%
  13,018   SBA Communications Corp.*                                            $   1,441,874
                                                                                -------------
           Total Telecommunication Services                                     $   2,561,170
                                                                                -------------
           Utilities - 0.2%
           Electric Utilities - 0.1%
   3,489   ITC Holdings Corp.                                                   $     141,060
                                                                                -------------
           Gas Utilities - 0.0%+
     907   National Fuel Gas Co.                                                $      63,064
                                                                                -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

  Shares                                                                                Value
           Independent Power Producers & Energy Traders - 0.1%
   3,024   Dynegy, Inc.*                                                        $      91,778
                                                                                -------------
           Total Utilities                                                      $     295,902
                                                                                -------------
           TOTAL COMMON STOCKS
           (Cost $103,681,757)                                                  $ 131,983,474
                                                                                -------------
           TOTAL INVESTMENT IN SECURITIES - 99.8%
           (Cost $104,118,748) (a)                                              $ 132,284,514
                                                                                -------------
           OTHER ASSETS & LIABILITIES - 0.2%                                    $     211,316
                                                                                -------------
           TOTAL NET ASSETS - 100.0%                                            $ 132,495,830
                                                                                =============

+         Amount rounds to less than 0.1%.
(PIK)     Represents a pay in kind security.
*         Non-income producing security.
(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2014, the value of these securities amounted to $301,040 or 0.2% of total net assets.
(A.D.R.)  American Depositary Receipts.
REIT      Real Estate Investment Trust.
(a) At December 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $104,626,042 was as follows:

           Aggregate gross unrealized appreciation for all investments
           in which there is an excess of value over tax cost                   $  29,007,023

           Aggregate gross unrealized depreciation for all investments in which
           there is an excess of tax cost over value                               (1,348,551)
                                                                                -------------
           Net unrealized appreciation                                          $  27,658,472
                                                                                =============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 aggregated $141,447,698 and $156,772,468, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                                      Level 1        Level 2        Level 3            Total
Convertible Corporate Bond       $          -       $301,040      $       -     $    301,040
Common Stocks                     131,983,474              -              -      131,983,474
                                 ------------       --------      ---------     ------------
    Total                        $131,983,474       $301,040      $       -     $132,284,514
                                 ============       ========      =========     ============

During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended    Year Ended   Year Ended    Year Ended     Year Ended
                                                                 12/31/14      12/31/13     12/31/12      12/31/11       12/31/10
Class I
Net asset value, beginning of period                             $  32.78      $  24.07     $  22.49      $  23.01       $  19.14
                                                                 --------      --------     --------      --------       --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                  $  (0.07)     $  (0.11)    $  (0.09)     $  (0.13)      $  (0.09)
   Net realized and unrealized gain (loss) on investments            2.93         10.05         1.67         (0.39)          3.96
                                                                 --------      --------     --------      --------       --------
       Net increase (decrease) from investment operations        $   2.86      $   9.94     $   1.58      $  (0.52)      $   3.87
                                                                 --------      --------     --------      --------       --------
Distribution to shareowners:
   Net investment income                                         $     --      $     --     $     --      $     --       $     --
   Net realized gain                                                (6.91)        (1.23)          --            --             --
                                                                 --------      --------     --------      --------       --------
Total distributions                                              $  (6.91)     $  (1.23)    $   0.00      $   0.00       $   0.00
                                                                 --------      --------     --------      --------       --------
Net increase (decrease) in net asset value                       $  (4.05)     $   8.71     $   1.58      $  (0.52)      $   3.87
                                                                 --------      --------     --------      --------       --------
Net asset value, end of period                                   $  28.73      $  32.78     $  24.07      $  22.49       $  23.01
                                                                 ========      ========     ========      ========       ========
Total return*                                                        9.43%(c)     42.46%        7.02%(b)     (2.26)%(a)     20.22%
Ratio of total expenses plus interest expense to average
   net assets (d)                                                    0.86%         0.84%        0.85%         0.84%          0.85%
Ratio of net investment income (loss) to average net assets         (0.25)%       (0.36)%      (0.34)%       (0.54)%        (0.44)%
Portfolio turnover rate                                               106%          162%         135%          111%           119%
Net assets, end of period (in thousands)                         $132,496      $135,657     $110,170      $121,377       $141,034
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses plus interest expense to average net
       assets (d)                                                    0.86%        0.84%        0.87%         0.84%          0.87%
   Net investment income (loss) to average net assets               (0.25)%      (0.36)%      (0.36)%       (0.54)%        (0.46)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

(a) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2011, the total return would have been (2.31)%.

(b) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 6.96%.

(c) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2014, the total return would have been 9.35%.

(d)   Includes interest expense of 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
   Investment in securities (cost $104,118,748)                                    $132,284,514
   Receivables --
      Investment securities sold                                                      1,385,772
      Portfolio shares sold                                                              24,830
      Dividends                                                                          36,972
      Interest                                                                            5,001
      Due from Pioneer Investment Management, Inc.                                       20,906
  Other assets                                                                              401
                                                                                   ------------
         Total assets                                                              $133,758,396
                                                                                   ------------
LIABILITIES:
   Payables --
      Investment securities purchased                                              $    352,609
      Portfolio shares repurchased                                                       33,207
   Due to custodian                                                                     830,619
   Due to affiliates                                                                      5,708
   Accrued expenses                                                                      40,423
                                                                                   ------------
         Total liabilities                                                         $  1,262,566
                                                                                   ------------
NET ASSETS:
   Paid-in capital                                                                 $ 90,533,930
   Undistributed net investment income                                                   35,480
   Accumulated net realized gain on investments and foreign currency transactions    13,760,654
   Net unrealized appreciation on investments                                        28,165,766
                                                                                   ------------
         Total net assets                                                          $132,495,830
                                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class I (based on $132,495,830/4,611,048 shares)                                $      28.73
                                                                                   ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,469)                                           $   791,241
  Interest                                                                                           14,595
                                                                                                -----------
        Total investment income                                                                                  $   805,836
                                                                                                                 -----------
EXPENSES:
  Management fees                                                                               $   985,154
  Transfer agent fees                                                                                 1,500
  Administrative reimbursement                                                                       46,351
  Custodian fees                                                                                     39,677
  Professional fees                                                                                  38,547
  Printing expense                                                                                   13,987
  Fees and expenses of nonaffiliated Trustees                                                         6,196
  Miscellaneous                                                                                       3,892
                                                                                                -----------
     Total operating expenses                                                                                     $ 1,135,304
                                                                                                                  -----------
     Interest expense                                                                                             $     9,682
                                                                                                                  -----------
     Total operating and interest expense                                                                         $ 1,144,986
                                                                                                                  -----------
        Net investment loss                                                                                       $  (339,150)
                                                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY TRANSACTIONS, CLASS ACTIONS AND
WRITTEN OPTIONS:
  Net realized gain on:
        Investments                                                                             $14,365,733
        Class actions                                                                               105,114
        Written options                                                                              14,251
        Other assets and liabilities denominated in foreign currencies                               60,078       $14,545,176
                                                                                                -----------       -----------
  Change in net unrealized appreciation (depreciation) on:
        Investments                                                                             $(2,287,514)
        Other assets and liabilities denominated in foreign currencies                                  118       $(2,287,396)
                                                                                                -----------       -----------
  Net gain on investments, foreign currency transactions, class actions and written options                       $12,257,780
                                                                                                                  -----------
  Net increase in net assets resulting from operations                                                            $11,918,630
                                                                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    Year Ended      Year Ended
                                                                                                     12/31/14        12/31/13
FROM OPERATIONS:
Net investment loss                                                                                 $   (339,150)   $   (440,180)
Net realized gain on investments, foreign currency transactions, class actions and written options    14,545,176      28,544,816
Change in net unrealized appreciation (depreciation) on investments, foreign currency transactions    (2,287,396)     15,330,252
                                                                                                    ------------    ------------
                                                                                                    $ 11,918,630    $ 43,434,888
                                                                                                    ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
          Class I ($6.91 and $1.23 per share, respectively)                                         $(27,088,770)   $ (5,196,895)
                                                                                                    ------------    ------------
          Total distributions to shareowners                                                        $(27,088,770)   $ (5,196,895)
                                                                                                    ------------    ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                                    $  6,866,746    $  7,415,386
Reinvestment of distributions                                                                         27,088,770       5,196,895
Cost of shares repurchased                                                                           (21,947,041)    (25,362,450)
                                                                                                    ------------    ------------
   Net increase (decrease) in net assets resulting from Portfolio share transactions                $ 12,008,475    $(12,750,169)
                                                                                                    ------------    ------------
   Net increase (decrease) in net assets                                                            $ (3,161,665)   $ 25,487,824
NET ASSETS:
Beginning of year                                                                                   $135,657,495    $110,169,671
                                                                                                    ------------    ------------
End of year                                                                                         $132,495,830    $135,657,495
                                                                                                    ------------    ------------
Undistributed net investment income                                                                 $     35,480    $     27,302
                                                                                                    ============    ============

                                   '14 Shares   '14 Amount       '13 Shares   '13 Amount
CLASS I
Shares sold                         229,741     $  6,866,746      258,021     $  7,415,386
Reinvestment of distributions       974,416       27,088,770      194,932        5,196,895
Less shares repurchased            (731,373)     (21,947,041)    (891,151)     (25,362,450)
                                   --------     ------------     --------     ------------
      Net increase (decrease)       472,784     $ 12,008,475     (438,198)    $(12,750,169)
                                   ========     ============     ========     ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth VCT Portfolio (the Portfolio), formerly Pioneer Growth Opportunities VCT Portfolio, is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to seek growth of capital.

The Portfolio offers one class of shares designated as Class I shares. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

C.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.  Forward Foreign Currency Contracts

    The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).

E.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $347,328 to increase undistributed net investment income, $371,163 to decrease accumulated net realized gain on investments and foreign currency transactions and $23,835 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    At December 31, 2014 the Portfolio elected to defer $21,327 of capital losses incurred from November 1, 2014 to December 31 2014 to its fiscal year ending December 31, 2015.

    The tax character of distributions paid during the year ended December 31, 2014 and December 31, 2013 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

                                                  2014                  2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                $ 9,443,435           $5,196,895
Long-term capital gain                          17,645,335                    -
                                               -----------           ----------
  Total distributions                          $27,088,770           $5,196,895
                                               ===========           ==========
Distributable Earnings
Undistributed long-term gain                   $14,324,755
Current year post October loss                     (21,327)
Net unrealized appreciation                     27,658,472
                                               -----------
  Total                                        $41,961,900
                                               ===========

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustment relating to partnerships.

F.  Portfolio Shares

    The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareowners are recorded on the ex-dividend date.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

G.  Risks

    Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates and economic and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is more susceptible to adverse developments affecting those countries. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

H.  Option Writing

    The Portfolio may write put and covered call options to seek to increase total return. When an option is written, the Portfolio receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option.

    When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

    The average value of contracts open during the year ended December 31, 2014 was $938. There were no written option contracts outstanding at December 31, 2014.

    Transactions in written options for the year ended December 31, 2014 are summarized as follows:

                                                  Number of             Premiums
                                                  Contracts             Received
Options outstanding at beginning of period                -            $      -
Options opened                                           90              14,251
Options exercised                                         -                   -
Options closed                                            -                   -
Options expired                                         (90)            (14,251)
                                                        ---            --------
Options outstanding at end of period                      -            $      -
                                                        ===            ========

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.74% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,583 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3.  Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $125 in transfer agent fees payable to PIMSS at December 31, 2014.

4.  Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no outstanding forward foreign currency contracts during the year ended December 31, 2014.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

5. Additional Disclosures about Derivative Instruments and Hedging Activities:

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2014 was as follows:


                                                                                                       Change in
                                                                                                       Unrealized
                                                                                   Realized Gain     Appreciation or
Derivatives Not Accounted for                                                      or (Loss) on      (Depreciation)
as Hedging Instruments Under                Location of Gain or (Loss)             Derivatives       on Derivatives
Accounting Standards                        on Derivatives Recognized              Recognized         Recognized in
Codification (ASC) 815                             in Income                       in Income             Income
-----------------------------------------------------------------------------------------------------------------------
Written options                            Net realized gain on written options    $14,251
-----------------------------------------------------------------------------------------------------------------------

6. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Select Mid Cap Growth VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Mid Cap Growth VCT Portfolio (formerly Pioneer Growth Opportunities VCT Portfolio) (one of the portfolios constituting Pioneer Variable Contracts Trust) (the "Fund"), as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Mid Cap Growth VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Select Mid Cap Growth VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio manager of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that the Portfolio's performance was satisfactory and supported the renewal of the investment advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees considered that the expense ratio of the Portfolio's Class I shares for the twelve months ended June 30, 2014 was in the third quintile relative to its Morningstar peer group and in the second quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Pioneer Select Mid Cap Growth VCT Portfolio     PIONEER VARIABLE CONTRACTS TRUST

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer Select Mid Cap Growth VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Portfolio's Trustees and officers are listed below,together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION            TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO           LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Thomas J. Perna (64)              Trustee since 2006. Serves   Private investor (2004 - 2008 and   Director, Broadridge Financial
Chairman of the Board             until a successor trustee    2013 - present); Chairman (2008 -   Solutions, Inc. (investor
and Trustee                       is elected or earlier        2013) and Chief Executive Officer   communications and securities
                                  retirement or removal.       (2008 - 2012), Quadriserv, Inc.     processing provider for financial
                                                               (technology products for            services industry) (2009 -
                                                               securities lending industry); and   present); Director, Quadriserv,
                                                               Senior Executive Vice President,    Inc. (2005 - 2013); and
                                                               The Bank of New York (financial     Commissioner, New Jersey State
                                                               and securities services) (1986 -    Civil Service Commission (2011 -
                                                               2004)                               present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)                Trustee since 2005. Serves   Managing Partner, Federal City      Director of New York Mortgage
Trustee                           until a successor trustee    Capital Advisors (corporate         Trust (publicly-traded mortgage
                                  is elected or earlier        advisory services company) (1997    REIT) (2004 - 2009, 2012 -
                                  retirement or removal.       - 2004 and 2008 - present);         present); Director of The Swiss
                                                               Interim Chief Executive Officer,     Helvetia Fund, Inc. (closed-end
                                                               Oxford Analytica, Inc.              fund) (2010 - present); Director
                                                               (privately-held research and        of Oxford Analytica, Inc. (2008
                                                               consulting company) (2010);         - present); and Director of
                                                               Executive Vice President and        Enterprise Community Investment,
                                                               Chief Financial Officer, I-trax,    Inc. (privately-held affordable
                                                               Inc. (publicly traded health care   housing finance company) (1985 -
                                                               services company) (2004 - 2007);    2010)
                                                               and Executive Vice President and
                                                               Chief Financial Officer, Pedestal
                                                               Inc. (internet-based mortgage
                                                               trading company) (2000 - 2002);
                                                               Private consultant (1995-1997),
                                                               Managing Director, Lehman
                                                               Brothers (investment banking firm)
                                                               (1992-1995); and Executive, The
                                                               World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)         Trustee since 2008. Serves   William Joseph Maier Professor of   Trustee, Mellon Institutional
Trustee                           until a successor trustee    Political Economy, Harvard          Funds Investment Trust and
                                  is elected or earlier        University (1972 - present)         Mellon Institutional Funds
                                  retirement or removal.                                           Master Portfolio (oversaw 17
                                                                                                   portfolios in fund complex)
                                                                                                   (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Mid Cap Growth VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Margaret B.W. Graham (67)            Trustee since 2000. Serves   Founding Director, Vice President   None
Trustee                              until a successor trustee    and Corporate Secretary, The
                                     is elected or earlier        Winthrop Group, Inc. (consulting
                                     retirement or removal.       firm) (1982 - present); Desautels
                                                                  Faculty of Management, McGill
                                                                  University (1999 - present); and
                                                                  Manager of Research Operations and
                                                                  Organizational Learning, Xerox
                                                                  PARC, Xerox's advance research
                                                                  center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)             Trustee since 1995. Serves   President and Chief Executive       Director of New America High
Trustee                              until a successor trustee    Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
                                     is elected or earlier        Inc. (investment banking firm)      investment company) (2004 -
                                     retirement or removal.       (1981 - present)                    present); and Member, Board of
                                                                                                      Governors, Investment Company
                                                                                                      Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)               Trustee since 2014. Serves   Consultant (investment company      None
Trustee                              until a successor trustee    services) (2012 - present);
                                     is elected or earlier        Executive Vice President, BNY
                                     retirement or removal.       Mellon (financial and investment
                                                                  company services) (1969 - 2012);
                                                                  Director, BNY International
                                                                  Financing Corp. (financial
                                                                  services) (2002 - 2012); and
                                                                  Director, Mellon Overseas
                                                                  Investment Corp. (financial
                                                                  services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE             PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Kenneth J. Taubes (56)*              Trustee since 2014. Serves    Director and Executive Vice         None
Trustee                              until a successor trustee     President (since 2008) and Chief
                                     is elected or earlier         Investment Officer, U.S. (since
                                     retirement or removal.        2010) of PIM-USA; Executive Vice
                                                                   President of Pioneer (since
                                                                   2008); Executive Vice President
                                                                   of Pioneer Institutional Asset
                                                                   Management, Inc. (since 2009);
                                                                   and Portfolio Manager of Pioneer
                                                                   (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affliates.

Pioneer Select Mid Cap Growth VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Lorraine Monchak (58)**              Advisory Trustee since      Chief Investment Officer, 1199       None
Advisory Trustee                     2014.                       SEIU Funds (healthcare workers
                                                                 union pension funds) (2001 -
                                                                 present); Vice President -
                                                                 International Investments Group,
                                                                 American International Group,
                                                                 Inc. (insurance company) (1993 -
                                                                 2001); Vice President Corporate
                                                                 Finance and Treasury Group,
                                                                 Citibank, N.A.(1980 - 1986 and
                                                                 1990 - 1993); Vice President -
                                                                 Asset/Liability Management Group,
                                                                 Federal Farm Funding Corporation
                                                                 (government-sponsored issuer of
                                                                 debt securities) (1988- 1990);
                                                                 Mortgage Strategies Group,
                                                                 Shearson Lehman Hutton, Inc.
                                                                 (investment bank) (1987 - 1988);
                                                                 and Mortgage Strategies Group,
                                                                 Drexel Burnham Lambert, Ltd.
                                                                 (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

** Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY OFFICER
Lisa M. Jones (52)                   Since 2014. Serves at the   Chair, Director, CEO and             None
President and Chief                  discretion of the Board     President of Pioneer Investment
Executive Officer                                                Management- USA (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Investment
                                                                 Management, Inc. (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Funds
                                                                 Distributor, Inc. (since
                                                                 September 2014); Chair, Director,
                                                                 CEO and President of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. (since September 2014); and
                                                                 Chair, Director, and CEO of
                                                                 Pioneer Investment Management
                                                                 Shareholder Services, Inc. (since
                                                                 September 2014); Managing
                                                                 Director, Morgan Stanley
                                                                 Investment Management (2010 -
                                                                 2013); and Director of
                                                                 Institutional Business, CEO of
                                                                 International, Eaton Vance
                                                                 Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)           Since 2003. Serves at the   Vice President and Associate         None
Secretary and Chief                  discretion of the Board.    General Counsel of Pioneer since
Legal Officer                                                    January 2008; Secretary and Chief
                                                                 Legal Officer of all of the
                                                                 Pioneer Funds since June 2010;
                                                                 Assistant Secretary of all of the
                                                                 Pioneer Funds from September 2003
                                                                 to May 2010; and Vice President
                                                                 and Senior Counsel of Pioneer
                                                                 from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)               Since 2010. Serves at the   Fund Governance Director of          None
Assistant Secretary                  discretion of the Board.    Pioneer since December 2006 and
                                                                 Assistant Secretary of all the
                                                                 Pioneer Funds since June 2010;
                                                                 Manager - Fund Governance of
                                                                 Pioneer from December 2003 to
                                                                 November 2006; and Senior
                                                                 Paralegal of Pioneer from January
                                                                 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Mid Cap Growth VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION              TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 HELD BY OFFICER
Thomas Reyes (52)                   Since 2010. Serves at the    Senior Counsel of Pioneer since      None
Assistant Secretary                 discretion of the Board.     May 2013 and Assistant Secretary
                                                                 of all the Pioneer Funds since
                                                                 June 2010; and Counsel of Pioneer
                                                                 from June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)                Since 2008. Serves at the    Vice President - Fund Treasury of    None
Treasurer and Chief Financial       discretion of the Board.     Pioneer; Treasurer of all of the
and Accounting Officer                                           Pioneer Funds since March 2008;
                                                                 Deputy Treasurer of Pioneer from
                                                                 March 2004 to February 2008; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds from March 2004 to
                                                                 February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)               Since 2000. Serves at the    Director - Fund Treasury of          None
Assistant Treasurer                 discretion of the Board.     Pioneer; and Assistant Treasurer
                                                                 of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)                  Since 2002. Serves at the    Fund Accounting Manager - Fund       None
Assistant Treasurer                 discretion of the Board.     Treasury of Pioneer; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)               Since 2009. Serves at the    Fund Administration Manager -        None
Assistant Treasurer                 discretion of the Board.     Fund Treasury of Pioneer since
                                                                 November 2008; Assistant
                                                                 Treasurer of all of the Pioneer
                                                                 Funds since January 2009; and
                                                                 Client Service Manager -
                                                                 Institutional Investor Services
                                                                 at State Street Bank from March
                                                                 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)                Since 2010. Serves at the    Chief Compliance Officer of           None
Chief Compliance Officer            discretion of the Board.     Pioneer and of all the Pioneer
                                                                 Funds since March 2010; Chief
                                                                 Compliance Officer of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. since January 2012; Chief
                                                                 Compliance Officer of Vanderbilt
                                                                 Capital Advisors, LLC since July
                                                                 2012: Director of Adviser and
                                                                 Portfolio Compliance at Pioneer
                                                                 since October 2005; and Senior
                                                                 Compliance Officer for Columbia
                                                                 Management Advisers, Inc. from
                                                                 October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)                Since 2006. Serves at the    Director - Transfer Agency           None
Anti-Money Laundering Officer       discretion of the Board.     Compliance of Pioneer and
                                                                 Anti-Money Laundering Officer of
                                                                 all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investment (R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18655-09-0215

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                             Pioneer Bond VCT Portfolio -- Class I and II Shares

                                                                   ANNUAL REPORT
                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST
Table of Contents
--------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      8

  Financial Statements                                                        25

  Notes to Financial Statements                                               30

  Report of Independent Registered Public Accounting Firm                     36

  Approval of Investment Advisory Agreement                                   38

  Trustees, Officers and Service Providers                                    41

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                                         36.5%
U.S. Corporate Bonds                                               31.3%
Collateralized Mortgage Obligations                                11.8%
International Corporate Bonds                                       7.0%
Senior Secured Loans                                                4.3%
Asset Backed Securities                                             3.5%
Municipal Bonds                                                     3.1%
U.S. Preferred Stocks                                               1.6%
Convertible Preferred Stocks                                        0.9%

Five Largest Holdings
(As a percentage of total long-term holdings)*

--------------------------------------------------------------------------------
1.    Fannie Mae, 5.0%,
      1/14/15                                                              6.76%
--------------------------------------------------------------------------------
2.    Fannie Mae, 4.5%, 6/1/44                                             4.00
--------------------------------------------------------------------------------
3.    Fannie Mae, 4.0%, 8/1/42                                             2.36
--------------------------------------------------------------------------------
4.    U.S. Treasury Bonds,
      4.5%, 2/15/36                                                        2.04
--------------------------------------------------------------------------------
5.    Fannie Mae, 4.0%, 12/1/43                                            1.51
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                              12/31/14         12/31/13
   Class I                                              $11.23           $11.01
   Class II                                             $11.25           $11.03

                                    Net
Distributions per Share             Investment    Short-Term       Long-Term
(1/1/14 - 12/31/14)                 Income        Capital Gains    Capital Gains
   Class I                          $0.3776       $0.0058          $0.0549
   Class II                         $0.3510       $0.0058          $0.0549
--------------------------------------------------------------------------------

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer The performance data quoted Bond VCT Portfolio at net asset value during the periods shown, compared to that of the Barclays represents past performance, Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                    Pioneer Bond VCT        Pioneer Bond VCT         Barclays Aggregate
                    Portfolio, Class I      Portfolio, Class II      Bond Index
12/31/2004          $10,000                 $10,000                  $10,000
12/31/2005          $10,262                 $10,237                  $10,243
12/31/2006          $10,743                 $10,690                  $10,687
12/31/2007          $11,447                 $11,362                  $11,431
12/31/2008          $11,374                 $11,262                  $12,030
12/31/2009          $13,374                 $13,210                  $12,744
12/31/2010          $14,606                 $14,391                  $13,577
12/31/2011          $15,415                 $15,163                  $14,642
12/31/2012          $16,763                 $16,442                  $15,259
12/31/2013          $16,934                 $16,578                  $14,950
12/31/2014          $17,959                 $17,538                  $15,842

The Barclays Aggregate Bond Index is an unmanaged, market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
                                                              Barclays Aggregate
                             Class I           Class II*              Bond Index
--------------------------------------------------------------------------------
10 Years                       6.03%               5.78%                   4.71%
5 Years                        6.07%               5.83%                   4.45%
1 Year                         6.05%               5.79%                   5.97%

All total returns shown assume reinvestment of distributions at net asset value. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

* Class II shares commenced operations on November 9, 2007. Performance shown for periods prior to the inception of Class II shares on November 9, 2007 is based on the performance of Class I shares reduced to reflect the higher expenses of Class II shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ON GOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                            I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                  $1,000.00           $1,000.00
Ending Account Value on 12/31/14                   $1,013.96           $1,011.86
Expenses Paid During Period*                       $    3.15           $    4.36

* Expenses are equal to the Portfolio's annualized total expense ratio of 0.62% and 0.86% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                              I                II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                    $1,000.00         $1,000.00
Ending Account Value on 12/31/14                     $1,022.08         $1,020.87
Expenses Paid During Period*                             $3.16             $4.38

* Expenses are equal to the Portfolio's annualized total expense ratio of 0.62% and 0.86% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The domestic bond market, led by U.S. Treasuries and other higher-quality debt, produced positive results during 2014. In the following interview, Kenneth J. Taubes and Charles Melchreit review the factors that affected the performance of Pioneer Bond VCT Portfolio during the 12-month period ended December 31, 2014. Mr. Taubes, Chief Investment Officer, U.S., and a portfolio manager at Pioneer Investments, is responsible for the daily management of the Portfolio, along with Mr. Melchreit, Director of Investment-Grade Management, a senior vice president and a portfolio manager at Pioneer.

Q: How did the Portfolio perform during the 12-month period ended December 31, 2014?

A: Pioneer Bond VCT Portfolio's Class I shares returned 6.05% at net asset value for the 12-month period ended December 31, 2014, and Class II shares returned 5.79%, while the Portfolio's benchmark, the Barclays Aggregate Bond Index (the Barclays Index), returned 5.97%. During the same period, the average return of the 21 variable portfolios in Lipper's Corporate Debt, A-rated Underlying Fund category was 6.12%.

Q: How would you describe the investment environment for fixed-income assets during the 12-month period ended December 31, 2014?

A: The domestic bond market, especially higher-quality sectors, produced healthy, positive performance during 2014 as interest rates fell and values rose. Higher-quality segments of the bond market, including U.S. Treasuries and government-agency mortgage securities, outperformed. Over the full 12 months, the yield of the 10-year U.S. Treasury, for example, fell from 3.03% to 2.17%. Meanwhile, more credit-sensitive securities -- notably high-yield corporate and investment-grade bonds -- lagged behind the performance of higher-quality instruments during the second half of the Portfolio's fiscal year.

    The domestic bond market was buttressed by increasingly positive news about the U.S. economy during the period. Although domestic economic growth appeared to stall early in 2014 with a negative official gross domestic product (GDP) growth number produced during the first calendar quarter, the outlook for the U.S. economy gradually grew more upbeat as the year advanced. As the year progressed, data releases suggested economic strengthening, with the GDP growing by a 4.6% annual rate in the second quarter and at a 5.0% pace in the third quarter. Meanwhile, employment reports pointed to improvements in new-job creation, while the housing industry showed renewed strength. Beginning in September 2014, the domestic economy also received a boost when oil prices began a decline that became more dramatic as year-end approached. Over the full 12-month period ended December 31, 2014, the U.S. dollar strengthened against other currencies in global currency markets. The strong dollar attracted new investment money from overseas and added to the demand for higher-quality U.S. government debt.
4

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

    The U.S. Federal Reserve System (the Fed) maintained an overall pro-growth monetary policy throughout the year, keeping the key Federal funds rate in a range of 0.0% to 0.25% for the sixth consecutive year. The Fed, however, did begin to withdraw some monetary stimulus by ending its quantitative easing
    (QE) policy shortly before the end of the year. QE featured the Fed's monthly purchases of Treasuries and government-agency bonds, including mortgages, in the open market.

    While the domestic economy showed increased vitality, the situation was much different overseas. Economic growth in Europe, Japan, China and other emerging markets generally weakened, especially in the second half of 2014, while geopolitical risks appeared to increase as a result of troubling events in the Middle East and in Eastern Europe.

Q: Which investment strategies or individual holdings had the greatest effects on the Portfolio's performance relative to the Barclays Index benchmark during the 12-month period ended December 31, 2014?

A: Good sector allocation and favorable security selection helped drive the Portfolio's outperformance relative to the Barclays Index during the period. As the year progressed the Portfolio's increased exposure to government-agency mortgages provided significant support to overall results.

    Also aiding relative returns were the Portfolio's investments in several large financial institutions, including Citigroup, Wells Fargo, JPMorgan Chase, and Bank of America, as banking debt performed very well during the period. Holdings in commercial mortgage-backed securities and asset-backed debt also aided the Portfolio's results.

    The main factor holding back relative results during the period was the Portfolio's shorter duration as compared with the Barclays Index. (Duration is a measure of the sensitivity of the price - the value of principal - of a fixed- income investment to a change in interest rates, expressed as a number of years.) As interest rates declined during the year, the prices of longer-maturity bonds gained in value, leading to outperformance by longer-term debt securities. The Portfolio began its fiscal year with a shorter-than-benchmark duration, which we reduced even further during the period, ending 2014 with an effective average Portfolio duration of 4.05 years, or about 1.5 years shorter than the Barclays Index's duration. While the duration stance held back the Portfolio's results, we believed the domestic economy's fundamentals did not justify the low yields to which Treasuries had fallen. We believed then -- and continue to believe - that the risk of rising interest rates had increased. The negative effects of the Portfolio's shorter-duration stance were partially offset, however, by good positioning on the yield curve, as the Portfolio had little exposure to securities with maturities of two-to-five years -- a group that underperformed. Another detractor from the Portfolio's

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

    benchmark-relative performance during the period was exposure to bonds issued by industrial corporations, notably from the energy sector, as oil prices declined late in the year and energy bonds underperformed.

Q: What changes did you make to the Portfolio during the 12-month period, and how was the Portfolio positioned as of December 31, 2014?

A: During the fiscal year we took profits in the Portfolio's investments in asset- backed debt, which we thought had become fully valued, while increasing exposure to government-agency mortgages. Late in the year, after the corporate bond sector had underperformed higher-quality sectors, we added investment-grade corporate bonds back to the Portfolio, as we thought, by then, those bonds had increased in relative value.

    As of December 31, 2014, U.S. government securities, including agency mortgages, accounted for the largest allocation of the Portfolio's total investments, followed by U.S. investment-grade corporate bonds. Other notable allocations included investments in non-agency mortgages, floating-rate bank loans, commercial mortgage-backed securities, U.S. high-yield corporate bonds and international investment-grade debt.

Q: Did the Portfolio use derivative securities as part of its strategy during the 12-month period ended December 31, 2014? If so, did the investments have a noteworthy impact on performance?

A: Yes. We used Treasury futures in an attempt to help manage the Portfolio's interest-rate sensitivity. Because the futures were employed as part of a strategy to maintain a shorter-than-benchmark duration, they tended to detract from the Portfolio's relative results. We also used credit default swaps to buffer the effects of poor performance by credit-sensitive debt, but they did not have a noteworthy impact on the Portfolio's relative results.

Q:  What is your investment outlook heading into 2015?

A: We think the domestic economy should continue to strengthen and sustain itself, notwithstanding the challenges from overseas. Gains in the U.S. job market should begin to translate into rising wage levels, while the rebounding housing market has emerged once again to be a source of growth in the overall economy. All these factors, in combination with lowered oil and gasoline prices that have had the stimulative effect of a major tax cut, should help buttress consumer spending. We also believe investors may have become too pessimistic about the influences coming from outside the U.S. We think Europe may emerge from its recent slowdown sooner than anticipated, while lower energy costs in Japan should help to stimulate that country's economy. We believe China's ongoing structural reforms eventually should lead to a healthier, more stable economy, and that specific economies among the emerging markets nations should begin to improve. Overall, we think the risks to the global economy should diminish, leading to a better growth environment.
6

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise.

Investments in the Portfolio are subject to possible loss due to the financial failure of the issuers of the underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

Investments in high-yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

The securities issued by U.S. Government-sponsored entities (i.e., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to prepayments.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

    U.S. corporate bonds, after underperforming higher-quality debt in 2014, appear more attractively valued, and we expect in 2015 to continue to look for improving opportunities in that sector, especially within the investment-grade area. We also believe asset-backed debt and commercial mortgages have become attractive because of their high valuations. Conversely, we are not as optimistic about the prospects for government-agency mortgages after their outperformance during the past year.

    We expect to continue to keep the Portfolio's duration short relative to the benchmark, as we think the risk has increased that interest rates may start rising, which would erode the value of longer-maturity bonds, especially higher- quality issues.

Please refer to the Schedule of Investments on pages 8 to 24 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

              Floating
              Rate (b)
     Shares   (unaudited)                                                                                                 Value
                            PREFERRED STOCKS - 1.6%
                            Banks - 1.1%
                            Diversified Banks - 0.8%
      9,000          7.12   Citigroup, Inc., Floating Rate Note (Perpetual)                                         $   244,080
      1,611          6.50   US Bancorp, Floating Rate Note (Perpetual)                                                   47,444
      3,614          6.00   US Bancorp, Floating Rate Note (Perpetual)                                                   98,012
                                                                                                                    -----------
                                                                                                                    $   389,536
                                                                                                                    -----------
                            Regional Banks - 0.3%
      1,000          6.25   CoBank ACB, Floating Rate Note (Perpetual) (144A)                                       $   101,281
        430          6.62   Fifth Third Bancorp, Floating Rate Note (Perpetual)                                          11,752
                                                                                                                    -----------
                                                                                                                    $   113,033
                                                                                                                    -----------
                            Total Banks                                                                             $   502,569
                                                                                                                    -----------
                            Diversified Financials - 0.1%
                            Investment Banking & Brokerage - 0.1%
      2,470          6.38   Morgan Stanley, Floating Rate Note (Perpetual)                                          $    62,516
                                                                                                                    -----------
                            Total Diversified Financials                                                            $    62,516
                                                                                                                    -----------
                            Insurance - 0.4%
                            Property & Casualty Insurance - 0.4%
      4,800          7.38   Delphi Financial Group, Inc., Floating Rate Note, 5/15/37                               $   120,750
      2,900          5.10   The Allstate Corp., Floating Rate Note, 1/15/53                                              73,457
                                                                                                                    -----------
                                                                                                                    $   194,207
                                                                                                                    -----------
                            Total Insurance                                                                         $   194,207
                                                                                                                    -----------
                            TOTAL PREFERRED STOCKS
                            (Cost $722,176)                                                                         $   759,292
                                                                                                                    -----------
                            CONVERTIBLE PREFERRED STOCK - 0.4%
                            Banks - 0.4%
                            Diversified Banks - 0.4%
        155                 Wells Fargo & Co., 7.5% (Perpetual)                                                     $   187,937
                                                                                                                    -----------
                            TOTAL CONVERTIBLE PREFERRED STOCK
                            (Cost $152,770)                                                                         $   187,937
                                                                                                                    -----------
              Floating
 Principal    Rate (b)
Amount ($)    (unaudited)
                            ASSET BACKED SECURITIES - 3.4%
                            Food & Staples Retailing - 0.1%
                            Food Retail - 0.1%
     48,688                 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)                                   $    49,372
                                                                                                                    -----------
                            Total Food & Staples Retailing                                                          $    49,372
                                                                                                                    -----------
                            Banks - 2.0%
                            Thrifts & Mortgage Finance - 2.0%
      8,083          6.50   ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1,
                            Floating Rate Note, 8/15/30 (144A)                                                      $     8,142
    105,000                 Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)                108,805
      5,385                 BCMSC Trust 1998-A, 6.65%, 4/15/28                                                            5,401
     39,959          0.67   Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35           39,353

      The accompanying notes are an integral part of these financial statements.
8

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Thrifts & Mortgage Finance - (continued)
     24,448          0.66   Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36        $    24,020
      6,078          0.57   Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35                   6,022
     50,343                 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)                   53,190
     75,896          4.00   Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)                      78,935
    121,971          5.04   Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35                         123,877
     60,801                 Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)                                 61,269
      7,591                 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)                                7,605
     12,321          0.42   GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35                                 12,219
     18,924          0.47   GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)                         17,924
     15,751          1.22   Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25                       15,734
     13,433                 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40                       14,480
     29,081          0.42   Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)                 27,439
     63,724          0.87   New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35                       63,812
     73,235          0.43   Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates
                            Series 2005-4, Floating Rate Note, 11/25/35                                                  72,252
     20,118          5.46   Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35              20,594
     26,971          0.42   RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)                               26,651
     36,685          0.39   Structured Asset Securities Corp., Mortgage Loan Trust 2006-GEL4, Floating
                            Rate Note, 10/25/36 (144A)                                                                   36,342
      6,532                 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)                                     6,783
     17,681          1.11   Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34                     17,192
     77,118                 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.761%, 9/25/36 (Step)                          79,838
                                                                                                                    -----------
                                                                                                                    $   927,879
                                                                                                                    -----------
                            Total Banks                                                                             $   927,879
                                                                                                                    -----------
                            Diversified Financials - 1.3%
                            Other Diversified Financial Services - 0.3%
     50,000                 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18                             $    50,165
     23,730                 CNH Equipment Trust 2013-A, 0.69%, 6/15/18                                                   23,725
     91,957                 Monty Parent Issuer 1 LLC, 3.47%, 11/20/28 (144A)                                            92,004
                                                                                                                    -----------
                                                                                                                    $   165,894
                                                                                                                    -----------
                            Specialized Finance - 0.6%
    115,950                 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)                                $   121,557
    100,000          0.60   GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17                          99,992
     47,891                 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)                                                50,301
                                                                                                                    -----------
                                                                                                                    $   271,850
                                                                                                                    -----------
                            Consumer Finance - 0.4%
     11,000                 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)              $    11,053
      4,399                 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)                          4,401
     25,000                 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19                               24,943
     25,000                 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)                               24,916
     36,572                 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17                               37,032
     25,000                 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18                                 25,433
     70,000          0.98   SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)                           70,141
                                                                                                                    -----------
                                                                                                                    $   197,919
                                                                                                                    -----------
                            Total Diversified Financials                                                            $   635,663
                                                                                                                    -----------
                            TOTAL ASSET BACKED SECURITIES
                            (Cost $1,577,407)                                                                       $ 1,612,914
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
                            Banks - 10.1%
                            Thrifts & Mortgage Finance - 10.1%
     70,582                 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33                                       $    73,862
     15,447                 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33                                              15,772
      8,005                 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34                                               8,143
    100,000          0.00   BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/15/31 (d)        99,890
     38,631                 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33                                40,037
     81,011                 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33                                 84,317
     14,913                 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19                                 15,224
     37,806                 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19                                38,192
     17,866                 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33                                         18,523
     59,464          2.62   Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33                           59,783
     19,076                 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35                                       19,389
      2,271                 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19                                          2,249
     58,218                 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34                                        59,211
      3,526                 Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20                                        3,549
    550,400                 Bayview Commercial Asset Trust 2007-2, 0.0%, 7/27/37 (Step) (144A) (c)                           --
    382,086                 Bayview Commercial Asset Trust 2007-4, 3.855%, 9/25/37 (Step) (144A) (c)                     19,143
     38,540          0.87   Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35                                37,526
     64,559          0.77   Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34                                 61,826
     19,164          2.33   Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33                                   19,115
     43,057          0.87   Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34                              41,437
     31,436          2.59   CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33                        31,606
     26,686          0.33   Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)             26,579
     26,187                 Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34                                           28,184
     45,879                 Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34                                          50,518
     25,000                 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45                                       26,241
     25,000                 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45                                              25,611
     23,000                 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45                                             22,930
    100,000                 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44                                              106,424
     50,000                 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46                                                50,243
    100,000          2.30   COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)                            99,658
    125,000                 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45                             125,110
     39,280          2.10   Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)           39,346
     68,407                 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40                      72,219
     13,039          2.58   Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33           12,961
     74,486          5.23   Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40           75,893
     12,552          2.46   Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34            12,166
    155,064          3.00   CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)                                    157,390
     72,540          0.44   Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)                     69,603
        812          5.30   GMAC Commercial Mortgage Securities, Inc., Series 2004-C2 Trust, Floating
                            Rate Note, 8/10/38                                                                              813
     50,000                 GS Mortgage Securities Corp., II, 3.377%, 5/10/45                                            51,922
     25,000                 GS Mortgage Securities Corp., II, 3.682%, 2/10/46 (144A)                                     25,412
     50,000                 GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/12/46                                     50,600

      The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Thrifts & Mortgage Finance - (continued)
     11,767          0.97   Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34                             $    11,196
     49,789          0.97   Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34                           49,466
     22,694          0.37   Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36                              21,333
     50,000          3.17   Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)                        50,763
    120,000                 JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47                       119,757
    100,000                 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2, 4.78%, 7/15/42              100,779
     14,739          2.05   JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33                               14,700
     24,313          2.49   JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33                               24,271
     47,893          2.49   JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34                                48,955
     39,039          2.49   JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34                                39,666
     21,801          2.20   JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34                               21,784
    112,521                 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34                                             118,410
    162,908          3.00   JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)                         160,719
     95,861          3.50   JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)                   97,953
    218,412          3.00   JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)                         222,216
    116,266          3.00   JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/1/29 (144A)                         119,395
     47,206          3.23   JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 8/25/44 (144A)                       47,434
     66,427          2.49   La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)           69,043
      5,557                 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31                                     5,635
      7,086          1.11   Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4,
                            Floating Rate Note, 10/25/37 (144A)                                                           7,042
     50,009          2.04   MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33                    50,161
    137,789                 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34                                          140,248
     75,987          0.64   Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2,
                            Floating Rate Note, 6/15/30                                                                  72,330
     17,894          1.36   NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)                          17,894
    127,603          3.25   NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)                               130,112
     16,384                 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)                                       16,517
     43,006                 RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33                                            43,119
     31,424                 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33                                                   32,561
    115,914                 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19                                                  118,367
     29,319                 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34                                                   30,029
     29,427          0.83   Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33                                   28,333
     62,141          0.81   Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34                                 58,977
     80,137          0.39   Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35                                   72,346
    199,789          2.33   Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/25/43                           188,392
     91,438          3.00   Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43                                   90,209
    133,996          1.81   Sequoia Mortgage Trust, Floating Rate Note, 12/26/42                                        124,208
     45,736          2.22   Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)                   46,349
      8,731          2.43   Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34                  8,590
    101,652          0.84   Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35         99,110
     25,472          0.90   Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33           24,474
     18,346          2.15   Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43                      18,222
     40,000                 TimberStar Trust 1, 5.7467%, 10/15/36 (144A)                                                 42,318
     29,459          2.39   WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35                         29,578

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Thrifts & Mortgage Finance - (continued)
     19,620          2.62   Wells Fargo Mortgage Backed Securities 2004-K Trust, Floating Rate Note, 7/25/34        $    19,700
     13,276                 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36                         13,681
                                                                                                                    -----------
                                                                                                                    $ 4,744,959
                                                                                                                    -----------
                            Total Banks                                                                             $ 4,744,959
                                                                                                                    -----------
                            Diversified Financials - 0.3%
                            Other Diversified Financial Services - 0.3%
     98,547          1.66   Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)                           $    98,552
     50,000                 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44                                   53,687
                                                                                                                    -----------
                                                                                                                    $   152,239
                                                                                                                    -----------
                            Total Diversified Financials                                                            $   152,239
                                                                                                                    -----------
                            Government - 1.1%
     79,073                 Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22                                  $    83,133
        720                 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34                                          720
     25,000          4.16   Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)                         25,581
     19,164                 Federal National Mortgage Association REMICS, 4.5%, 6/25/29                                  20,795
      3,089                 Federal National Mortgage Association REMICS, 5.0%, 9/25/39                                   3,202
     50,000          4.77   FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)                           53,167
     50,000          4.88   FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)                           53,378
     35,000          3.76   FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/27/45 (144A)                           35,640
     25,000          3.46   FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)                            25,592
     25,000          3.82   FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)                             25,777
     98,692                 Government National Mortgage Association REMICS, 2.1%, 2/16/48                               98,709
     40,796                 Government National Mortgage Association, 3.0%, 4/20/41                                      42,182
     24,459                 Government National Mortgage Association, 5.25%, 8/16/35                                     27,253
    327,410          1.01   Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)                    24,293
                                                                                                                    -----------
                                                                                                                    $   519,422
                                                                                                                    -----------
                            Total Government                                                                        $   519,422
                                                                                                                    -----------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (Cost $5,447,841)                                                                       $ 5,416,620
                                                                                                                    -----------
                            CORPORATE BONDS - 37.5%
                            Energy - 7.1%
                            Oil & Gas Drilling - 0.9%
    100,000                 Diamond Offshore Drilling, Inc., 3.45%, 11/1/23                                         $    92,809
     75,000                 Ensco Plc, 4.5%, 10/1/24                                                                     72,898
     50,000                 Pride International, Inc., 6.875%, 8/15/20                                                   56,099
    150,000                 Rowan Companies, Inc., 4.75%, 1/15/24                                                       141,580
                                                                                                                    -----------
                                                                                                                    $   363,386
                                                                                                                    -----------
                            Oil & Gas Equipment & Services - 0.1%
     50,000                 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42                                 $    42,336
                                                                                                                    -----------
                            Integrated Oil & Gas - 1.1%
    225,000                 Chevron Corp., 2.193%, 11/15/19                                                         $   225,832
    125,000                 ConocoPhillips Co., 3.35%, 11/15/24                                                         126,293
    100,000                 Rosneft Finance SA, 6.625%, 3/20/17 (144A)                                                   93,000
     65,000                 Rosneft Finance SA, 7.5%, 7/18/16 (144A)                                                     62,351
                                                                                                                    -----------
                                                                                                                    $   507,476
                                                                                                                    -----------

      The accompanying notes are an integral part of these financial statements.

 Pioneer Bond VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Oil & Gas Exploration & Production - 0.3%
     50,000                 Approach Resources, Inc., 7.0%, 6/15/21                                                 $    37,000
    100,000                 Newfield Exploration Co., 5.625%, 7/1/24                                                     98,938
                                                                                                                    -----------
                                                                                                                    $   135,938
                                                                                                                    -----------
                            Oil & Gas Refining & Marketing - 1.1%
    150,000                 EnLink Midstream Partners LP, 4.4%, 4/1/24                                              $   151,956
    150,000                 Marathon Petroleum Corp., 3.625%, 9/15/24                                                   147,000
     75,000                 Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)                                                92,508
    125,000                 Valero Energy Corp., 6.625%, 6/15/37                                                        147,582
                                                                                                                    -----------
                                                                                                                    $   539,046
                                                                                                                    -----------
                            Oil & Gas Storage & Transportation - 3.6%
     25,000                 Boardwalk Pipelines LP, 4.95%, 12/15/24                                                 $    24,855
     90,000                 Buckeye Partners LP, 6.05%, 1/15/18                                                          99,295
     75,000          5.85   DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)                                        72,750
    125,000                 Enterprise Products Operating LLC, 3.75%, 2/15/25                                           125,476
    175,000                 Kinder Morgan Energy Partners LP, 4.25%, 9/1/24                                             175,352
    100,000                 Plains All American Pipeline LP, 4.9%, 2/15/45                                              101,625
    265,000                 Questar Pipeline Co., 5.83%, 2/1/18                                                         293,912
     50,000                 Regency Energy Partners LP, 8.375%, 6/1/19 (144A)                                            52,375
    100,000                 Sabine Pass LNG LP, 6.5%, 11/1/20                                                           101,000
    200,000                 Spectra Energy Capital LLC, 6.2%, 4/15/18                                                   222,232
     50,000                 Spectra Energy Capital LLC, 6.75%, 7/15/18                                                   56,495
    100,000                 Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24                                      101,125
     70,000                 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42                                       75,923
     69,000                 The Williams Companies, Inc., 7.75%, 6/15/31                                                 73,894
    125,000                 Williams Partners LP, 4.3%, 3/4/24                                                          124,770
                                                                                                                    -----------
                                                                                                                    $ 1,701,079
                                                                                                                    -----------
                            Total Energy                                                                            $ 3,289,261
                                                                                                                    -----------
                            Materials - 1.6%
                            Diversified Chemicals - 0.1%
     30,000                 Eastman Chemical Co., 4.8%, 9/1/42                                                      $    30,338
                                                                                                                    -----------
                            Fertilizers & Agricultural Chemicals - 0.3%
    150,000                 Agrium, Inc., 5.25%, 1/15/45                                                            $   162,017
                                                                                                                    -----------
                            Construction Materials - 0.4%
    166,000                 CEMEX Espana SA, 9.875%, 4/30/19 (144A)                                                 $   182,185
                                                                                                                    -----------
                            Diversified Metals & Mining - 0.3%
     45,000                 Freeport-McMoRan, Inc., 3.875%, 3/15/23                                                 $    42,428
    100,000                 Freeport-McMoRan, Inc., 4.55%, 11/14/24                                                      97,103
                                                                                                                    -----------
                                                                                                                    $   139,531
                                                                                                                    -----------
                            Steel - 0.1%
     25,000                 Glencore Funding LLC, 4.125%, 5/30/23 (144A)                                            $    24,394
                                                                                                                    -----------
                            Paper Products - 0.4%
     30,000                 Clearwater Paper Corp., 4.5%, 2/1/23                                                    $    29,250
    150,000                 International Paper Co., 3.65%, 6/15/24                                                     149,892
     30,000                 Resolute Forest Products, Inc., 5.875%, 5/15/23                                              28,500
                                                                                                                    -----------
                                                                                                                    $   207,642
                                                                                                                    -----------
                            Total Materials                                                                         $   746,107
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Capital Goods - 1.2%
                            Aerospace & Defense - 0.1%
     50,000                 Bombardier, Inc., 4.75%, 4/15/19                                                        $    50,188
                                                                                                                    -----------
                            Building Products - 0.7%
     25,000                 Masco Corp., 5.95%, 3/15/22                                                             $    27,750
    110,000                 Masco Corp., 7.125%, 3/15/20                                                                127,050
    125,000                 Owens Corning, 4.2%, 12/1/24                                                                123,358
     50,000          5.75   Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53                                   53,875
                                                                                                                    -----------
                                                                                                                    $   332,033
                                                                                                                    -----------
                            Construction & Farm Machinery & Heavy Trucks - 0.4%
     70,000                 Cummins, Inc., 5.65%, 3/1/98                                                            $    86,088
     65,000                 Cummins, Inc., 6.75%, 2/15/27                                                                83,597
                                                                                                                    -----------
                                                                                                                    $   169,685
                                                                                                                    -----------
                            Total Capital Goods                                                                     $   551,906
                                                                                                                    -----------
                            Transportation - 0.3%
                            Airlines - 0.3%
    150,000                 Southwest Airlines Co., 2.75%, 11/6/19                                                  $   150,779
                                                                                                                    -----------
                            Total Transportation                                                                    $   150,779
                                                                                                                    -----------
                            Consumer Services - 0.6%
                            Casinos & Gaming - 0.2%
     75,000                 MGM Resorts International, 6.0%, 3/15/23                                                $    75,375
                                                                                                                    -----------
                            Education Services - 0.3%
     50,000                 President and Fellows of Harvard College, 2.3%, 10/1/23                                 $    48,325
    100,000                 Tufts University, 5.017%, 4/15/12                                                           109,053
                                                                                                                    -----------
                                                                                                                    $   157,378
                                                                                                                    -----------
                            Specialized Consumer Services - 0.1%
     30,000                 Sotheby's, 5.25%, 10/1/22 (144A)                                                        $    28,350
                                                                                                                    -----------
                            Total Consumer Services                                                                 $   261,103
                                                                                                                    -----------
                            Media - 0.9%
                            Broadcasting - 0.3%
    150,000                 CBS Corp., 3.7%, 8/15/24                                                                $   149,589
                                                                                                                    -----------
                            Cable & Satellite - 0.6%
    125,000                 DIRECTV Holdings LLC, 3.95%, 1/15/25                                                    $   125,984
     50,000                 Intelsat Jackson Holdings SA, 7.25%, 4/1/19                                                  52,188
    100,000                 Sky Plc, 6.1%, 2/15/18 (144A)                                                               111,292
                                                                                                                    -----------
                                                                                                                    $   289,464
                                                                                                                    -----------
                            Total Media                                                                             $   439,053
                                                                                                                    -----------
                            Retailing - 0.7%
                            Catalog Retail - 0.3%
    125,000                 QVC, Inc., 4.45%, 2/15/25                                                               $   122,170
                                                                                                                    -----------
                            Internet Retail - 0.2%
    100,000                 Expedia, Inc., 4.5%, 8/15/24                                                            $   100,977
                                                                                                                    -----------
                            Specialty Stores - 0.2%
    100,000                 Tiffany & Co., 3.8%, 10/1/24 (144A)                                                     $   100,602
                                                                                                                    -----------
                            Total Retailing                                                                         $   323,749
                                                                                                                    -----------

      The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Food & Staples Retailing - 0.6%
                            Drug Retail - 0.3%
     41,806                 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)                                          $    45,568
     81,070                 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)                                               93,271
                                                                                                                    -----------
                                                                                                                    $   138,839
                                                                                                                    -----------
                            Food Retail - 0.3%
    150,000                 Walgreens Boots Alliance, Inc., 3.8%, 11/18/24                                          $   152,985
                                                                                                                    -----------
                            Total Food & Staples Retailing                                                          $   291,824
                                                                                                                    -----------
                            Food, Beverage & Tobacco - 0.5%
                            Packaged Foods & Meats - 0.4%
     85,000                 Kraft Foods Group, Inc., 3.5%, 6/6/22                                                   $    87,101
     84,000                 Mondelez International, Inc., 6.5%, 2/9/40                                                  111,950
                                                                                                                    -----------
                                                                                                                    $   199,051
                                                                                                                    -----------
                            Tobacco - 0.1%
     25,000                 Lorillard Tobacco Co., 3.75%, 5/20/23                                                   $    24,762
                                                                                                                    -----------
                            Total Food, Beverage & Tobacco                                                          $   223,813
                                                                                                                    -----------
                            Health Care Equipment & Services - 0.9%
                            Health Care Equipment - 0.8%
    200,000                 Becton Dickinson and Co., 3.734%, 12/15/24                                              $   205,915
    150,000                 Medtronic, Inc., 4.625%, 3/15/45 (144A)                                                     162,598
                                                                                                                    -----------
                                                                                                                    $   368,513
                                                                                                                    -----------
                            Health Care Services - 0.1%
     75,000                 Catholic Health Initiatives, 4.35%, 11/1/42                                             $    74,461
                                                                                                                    -----------
                            Total Health Care Equipment & Services                                                  $   442,974
                                                                                                                    -----------
                            Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
                            Biotechnology - 0.3%
    150,000                 Gilead Sciences, Inc., 4.5%, 2/1/45                                                     $   159,920
                                                                                                                    -----------
                            Pharmaceuticals - 0.2%
     75,000                 Johnson & Johnson, 4.375%, 12/5/33                                                      $    84,008
                                                                                                                    -----------
                            Life Sciences Tools & Services - 0.1%
     23,000                 Agilent Technologies, Inc., 6.5%, 11/1/17                                               $    25,529
                                                                                                                    -----------
                            Total Pharmaceuticals, Biotechnology & Life Sciences                                    $   269,457
                                                                                                                    -----------
                            Banks - 4.7%
                            Diversified Banks - 3.2%
    200,000                 Bank of America Corp., 4.2%, 8/26/24                                                    $   203,745
     25,000          6.50   Bank of America Corp., Floating Rate Note, 10/23/49                                          25,448
    100,000          6.25   Bank of America Corp., Floating Rate Note, 9/29/49                                           98,844
    220,000                 Barclays Bank Plc, 6.05%, 12/4/17 (144A)                                                    241,981
    150,000                 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)                                              150,750
     95,000          5.95   Citigroup, Inc., Floating Rate Note (Perpetual)                                              93,575
     90,000                 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22               95,740
    150,000                 HSBC Bank Plc, 7.65%, 5/1/25                                                                194,834
    100,000                 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)                                                115,685

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Diversified Banks - (continued)
    225,000          6.12   Nordea Bank AB, Floating Rate Note (Perpetual) (144A)                                   $   222,581
     60,000          4.50   Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)                                     58,260
                                                                                                                    -----------
                                                                                                                    $ 1,501,443
                                                                                                                    -----------
                            Regional Banks - 1.5%
    145,000                 Mellon Funding Corp., 5.5%, 11/15/18                                                    $   163,338
    250,000          4.45   The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)                      250,000
     75,000          6.75   The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)                       82,312
    210,000                 Wells Fargo Bank NA, 6.0%, 11/15/17                                                         235,392
                                                                                                                    -----------
                                                                                                                    $   731,042
                                                                                                                    -----------
                            Total Banks                                                                             $ 2,232,485
                                                                                                                    -----------
                            Diversified Financials - 4.8%
                            Other Diversified Financial Services - 1.7%
    125,000                 Alterra Finance LLC, 6.25%, 9/30/20                                                     $   145,112
    125,000                 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)                                     144,572
    140,000                 General Electric Capital Corp., 5.3%, 2/11/21                                               159,878
    100,000          7.12   General Electric Capital Corp., Floating Rate Note (Perpetual)                              116,375
     75,000          5.15   JPMorgan Chase & Co., Floating Rate Note (Perpetual)                                         70,650
    135,000          6.75   JPMorgan Chase & Co., Floating Rate Note, 8/29/49                                           142,425
                                                                                                                    -----------
                                                                                                                    $   779,012
                                                                                                                    -----------
                            Specialized Finance - 0.4%
    170,000                 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)                                      $   192,525
                                                                                                                    -----------
                            Consumer Finance - 0.4%
    100,000                 Ally Financial, Inc., 5.125%, 9/30/24                                                   $   101,500
    100,000                 Capital One Financial Corp., 3.75%, 4/24/24                                                 102,160
                                                                                                                    -----------
                                                                                                                    $   203,660
                                                                                                                    -----------
                            Asset Management & Custody Banks - 1.0%
    150,000                 Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)                             $   187,217
    100,000                 KKR Group Finance Co., II LLC, 5.5%, 2/1/43 (144A)                                          113,883
    125,000                 Legg Mason, Inc., 3.95%, 7/15/24                                                            126,747
     30,000                 Legg Mason, Inc., 5.625%, 1/15/44                                                            34,316
     25,000          4.50   The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)                            23,047
                                                                                                                    -----------
                                                                                                                    $   485,210
                                                                                                                    -----------
                            Investment Banking & Brokerage - 1.3%
    190,000                 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)                                             $   215,208
    125,000                 Morgan Stanley, 4.1%, 5/22/23                                                               126,555
    125,000                 TD Ameritrade Holding Corp., 3.625%, 4/1/25                                                 126,689
    100,000                 The Goldman Sachs Group, Inc., 6.75%, 10/1/37                                               125,738
                                                                                                                    -----------
                                                                                                                    $   594,190
                                                                                                                    -----------
                            Total Diversified Financials                                                            $ 2,254,597
                                                                                                                    -----------
                            Insurance - 3.9%
                            Insurance Brokers - 0.3%
    125,000                 Brown & Brown, Inc., 4.2%, 9/15/24                                                      $   126,420
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Life & Health Insurance - 1.2%
    125,000                 Aflac, Inc., 3.625%, 11/15/24                                                           $   127,451
    125,000                 MetLife Capital Trust IV, 7.875%, 12/15/67 (144A)                                           159,688
    145,000                 Protective Life Corp., 7.375%, 10/15/19                                                     174,492
    100,000          5.88   Prudential Financial, Inc., Floating Rate Note, 9/15/42                                     105,500
                                                                                                                    -----------
                                                                                                                    $   567,131
                                                                                                                    -----------
                            Multi-line Insurance - 0.6%
     90,000                 AXA SA, 8.6%, 12/15/30                                                                  $   122,268
    125,000                 Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)                                     157,902
                                                                                                                    -----------
                                                                                                                    $   280,170
                                                                                                                    -----------
                            Property & Casualty Insurance - 1.1%
     75,000                 Delphi Financial Group, Inc., 7.875%, 1/31/20                                           $    90,008
    145,000          6.50   The Allstate Corp., Floating Rate Note, 5/15/57                                             159,500
     50,000                 The Hanover Insurance Group, Inc., 7.5%, 3/1/20                                              58,890
    185,000                 The Hanover Insurance Group, Inc., 7.625%, 10/15/25                                         223,099
                                                                                                                    -----------
                                                                                                                    $   531,497
                                                                                                                    -----------
                            Reinsurance - 0.7%
     31,264                 Altair Re, Variable Rate Note, 6/30/16 (Cat Bond)                                       $    34,256
     65,000                 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22                                                 66,964
    100,000                 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)                                    109,826
    100,000          7.51   Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)                     104,100
     30,000          5.88   Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)                                    31,557
                                                                                                                    -----------
                                                                                                                    $   346,703
                                                                                                                    -----------
                            Total Insurance                                                                         $ 1,851,921
                                                                                                                    -----------
                            Real Estate - 1.1%
                            Diversified REIT - 0.7%
     35,000                 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23                                 $    36,449
     60,000                 Digital Realty Trust LP, 4.5%, 7/15/15                                                       60,570
     45,000                 Digital Realty Trust LP, 5.875%, 2/1/20                                                      50,331
    100,000                 Duke Realty LP, 3.75%, 12/1/24                                                              101,181
     19,000                 Hospitality Properties Trust, 5.0%, 8/15/22                                                  20,022
     35,000                 WP Carey, Inc., 4.6%, 4/1/24                                                                 36,750
                                                                                                                    -----------
                                                                                                                    $   305,303
                                                                                                                    -----------
                            Office REIT - 0.4%
     50,000                 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20                                   $    49,522
     45,000                 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22                                          47,865
     25,000                 BioMed Realty LP, 4.25%, 7/15/22                                                             25,913
     30,000                 Corporate Office Properties LP, 3.6%, 5/15/23                                                28,825
     60,000                 Piedmont Operating Partnership LP, 3.4%, 6/1/23                                              58,144
                                                                                                                    -----------
                                                                                                                    $   210,269
                                                                                                                    -----------
                            Specialized REIT - 0.0%+
     20,000                 CubeSmart LP, 4.8%, 7/15/22                                                             $    21,962
                                                                                                                    -----------
                            Total Real Estate                                                                       $   537,534
                                                                                                                    -----------
                            Software & Services - 0.4%
                            Data Processing & Outsourced Services - 0.2%
    100,000                 Cardtronics, Inc., 5.125%, 8/1/22 (144A)                                                $    97,500
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Application Software - 0.2%
     75,000                 Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)              $    75,750
                                                                                                                    -----------
                            Total Software & Services                                                               $   173,250
                                                                                                                    -----------
                            Technology Hardware & Equipment - 0.4%
                            Communications Equipment - 0.2%
     70,000                 Brocade Communications Systems, Inc., 4.625%, 1/15/23                                   $    67,200
                                                                                                                    -----------
                            Computer Storage & Peripherals - 0.2%
    100,000                 Seagate HDD Cayman, 5.75%, 12/1/34 (144A)                                               $   105,463
                                                                                                                    -----------
                            Total Technology Hardware & Equipment                                                   $   172,663
                                                                                                                    -----------
                            Telecommunication Services - 2.1%
                            Integrated Telecommunication Services - 1.2%
    100,000                 Frontier Communications Corp., 7.125%, 1/15/23                                          $   101,750
    100,000                 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)                                      101,852
     24,424                 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)                                               25,080
    100,000                 Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)                                102,612
     49,000                 Verizon Communications, Inc., 5.012%, 8/21/54 (144A)                                         50,693
    100,000                 Verizon Communications, Inc., 5.15%, 9/15/23                                                110,423
     51,000                 Verizon Communications, Inc., 6.55%, 9/15/43                                                 65,339
                                                                                                                    -----------
                                                                                                                    $   557,749
                                                                                                                    -----------
                            Wireless Telecommunication Services - 0.9%
    180,000                 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)                                         $   197,861
    150,000                 SBA Tower Trust, 3.869%, 10/15/49 (144A)                                                    152,596
     75,000                 WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)                                           76,998
                                                                                                                    -----------
                                                                                                                    $   427,455
                                                                                                                    -----------
                            Total Telecommunication Services                                                        $   985,204
                                                                                                                    -----------
                            Utilities - 5.1%
                            Electric Utilities - 2.4%
     30,000                 Commonwealth Edison Co., 6.15%, 9/15/17                                                 $    33,654
     64,228                 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)                                             69,550
    175,000                 Duke Energy Progress, Inc., 4.15%, 12/1/44                                                  186,025
    100,000                 Electricite de France SA, 6.0%, 1/22/14 (144A)                                              116,494
      5,848                 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)                                5,848
    200,000                 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)                                          222,760
     21,686                 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)                                               22,364
    100,000                 Public Service Co. of New Mexico, 7.95%, 5/15/18                                            117,686
     75,000          6.25   Southern California Edison Co., Floating Rate Note (Perpetual)                               83,156
    225,000                 West Penn Power Co., 5.95%, 12/15/17 (144A)                                                 250,463
                                                                                                                    -----------
                                                                                                                    $ 1,108,000
                                                                                                                    -----------
                            Gas Utilities - 0.5%
    229,942                 Nakilat, Inc., 6.267%, 12/31/33 (144A)                                                  $   255,811
                                                                                                                    -----------
                            Multi-Utilities - 1.2%
    125,000                 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54                              $   136,899
    175,000                 Dominion Resources, Inc. Virginia, 3.625%, 12/1/24                                          177,268
    215,000                 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)                                 240,308
                                                                                                                    -----------
                                                                                                                    $   554,475
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Independent Power Producers & Energy Traders - 1.0%
     80,804                 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)                                            $    91,767
    118,646                 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                                            127,390
    100,000                 NRG Energy, Inc., 8.25%, 9/1/20                                                             106,750
    137,719                 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)                                           158,446
                                                                                                                    -----------
                                                                                                                    $   484,353
                                                                                                                    -----------
                            Total Utilities                                                                         $ 2,402,639
                                                                                                                    -----------
                            TOTAL CORPORATE BONDS
                            (Cost $16,686,678)                                                                      $17,600,319
                                                                                                                    -----------
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.6%
    678,275                 Fannie Mae, 3.0%, 8/1/42-12/1/42                                                        $   687,549
    485,931                 Fannie Mae, 3.5%, 7/1/43-5/1/44                                                             507,485
  2,239,462                 Fannie Mae, 4.0%, 12/1/40-11/1/44                                                         2,395,150
  2,379,165                 Fannie Mae, 4.5%, 4/1/41-6/1/44                                                           2,585,160
  2,998,917                 Fannie Mae, 5.0%, 1/14/15-7/1/40                                                          3,312,515
    123,280                 Fannie Mae, 5.5%, 3/1/18-12/1/34                                                            137,966
    150,409                 Fannie Mae, 6.0%, 1/1/29-9/1/34                                                             171,796
     85,030                 Fannie Mae, 6.5%, 4/1/29-7/1/34                                                              97,008
     24,476                 Fannie Mae, 7.0%, 9/1/18-1/1/32                                                              26,780
      2,463                 Fannie Mae, 7.5%, 2/1/31                                                                      2,898
     58,048                 Fannie Mae, 8.0%, 2/1/29-5/1/31                                                              69,539
    886,195                 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28-12/1/44                                     935,560
    683,019                 Federal Home Loan Mortgage Corp., 4.0%, 11/1/41-7/1/44                                      733,698
     38,593                 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21-10/1/38                                      42,228
     29,095                 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33                                               32,747
     66,102                 Federal Home Loan Mortgage Corp., 6.0%, 10/1/32-12/1/36                                      75,525
     68,035                 Federal Home Loan Mortgage Corp., 6.5%, 1/1/29-7/1/32                                        78,365
     54,445                 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22-10/1/46                                       61,313
      2,159                 Federal Home Loan Mortgage Corp., 7.5%, 8/1/31                                                2,506
    247,787                 Government National Mortgage Association I, 4.0%, 1/21/15-8/15/43                           266,774
    101,675                 Government National Mortgage Association I, 4.5%, 12/15/18-8/15/41                          108,179
     80,865                 Government National Mortgage Association I, 5.0%, 7/15/17-9/15/33                            87,276
    134,645                 Government National Mortgage Association I, 5.5%, 3/15/33-10/15/34                          151,503
     70,514                 Government National Mortgage Association I, 5.72%, 10/15/29                                  79,180
    350,024                 Government National Mortgage Association I, 6.0%, 5/15/17-8/15/34                           398,282
    186,612                 Government National Mortgage Association I, 6.5%, 4/15/17-12/15/32                          213,714
    149,670                 Government National Mortgage Association I, 7.0%, 1/15/26-5/15/32                           166,033
      7,528                 Government National Mortgage Association I, 7.5%, 10/15/22-1/15/31                            8,321
     27,469                 Government National Mortgage Association II, 4.5%, 9/20/41                                   30,092
     46,320                 Government National Mortgage Association II, 5.0%, 11/20/19-1/20/20                          49,494
     61,866                 Government National Mortgage Association II, 5.9%, 2/20/28                                   68,595
     50,623                 Government National Mortgage Association II, 6.0%, 6/20/16-11/20/33                          55,814
     15,905                 Government National Mortgage Association II, 6.5%, 8/20/28-9/20/31                           18,530
     24,077                 Government National Mortgage Association II, 7.0%, 5/20/26-1/20/31                           28,403
      1,283                 Government National Mortgage Association II, 7.5%, 8/20/27                                    1,550
        516                 Government National Mortgage Association II, 8.0%, 8/20/25                                      624

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
    500,000                 U.S. Treasury Bonds, 4.375%, 5/15/41                                                    $   663,203
    700,000                 U.S. Treasury Bonds, 4.5%, 2/15/36                                                          933,680
    125,000                 U.S. Treasury Bonds, 5.375%, 2/15/31                                                        174,228
    674,966                 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24                                      650,024
    400,000          0.08   U.S. Treasury Note, Floating Rate Note, 4/30/16                                             399,981
    200,000                 U.S. Treasury Notes, 1.5%, 11/30/19                                                         198,734
                                                                                                                    -----------
                                                                                                                    $16,708,002
                                                                                                                    -----------
                            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                            (Cost $16,252,999)                                                                      $16,708,002
                                                                                                                    -----------
                            MUNICIPAL BONDS - 3.0%
                            Municipal Airport - 0.2%
     75,000                 Indianapolis Airport Authority, 5.1%, 1/15/17                                           $    81,083
                                                                                                                    -----------
                            Municipal Development - 0.3%
    135,000                 Selma Industrial Development Board, 5.8%, 5/1/34                                        $   152,501
                                                                                                                    -----------
                            Municipal General - 1.4%
     10,000                 Amherst College, 3.794%, 11/1/42                                                        $     9,965
     90,000                 JobsOhio Beverage System, 3.985%, 1/1/29                                                     93,349
     25,000                 JobsOhio Beverage System, 4.532%, 1/1/35                                                     27,170
     50,000                 Massachusetts Development Finance Agency, 5.25%, 4/1/37                                      57,698
     25,000                 Massachusetts Institute of Technology, 5.6%, 7/1/11                                          34,418
     75,000                 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41                                84,708
     25,000                 New York City Transitional Finance Authority Future Tax Secured Revenue,
                            5.0%, 11/1/33                                                                                28,664
    105,000                 President and Fellows of Harvard College, 6.3%, 10/1/37                                     111,738
     10,000                 State of Washington, 3.0%, 7/1/28                                                            10,116
     25,000                 Texas Municipal Gas Acquisition & Supply Corp., III, 5.0%, 12/15/30                          27,548
     50,000                 Texas Municipal Gas Acquisition & Supply Corp., III, 5.0%, 12/15/31                          54,877
     50,000                 The George Washington University, 1.827%, 9/15/17                                            49,950
     50,000                 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31                                    54,015
     50,000                 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32                                    53,718
                                                                                                                    -----------
                                                                                                                    $   697,934
                                                                                                                    -----------
                            Municipal Higher Education - 0.7%
     25,000                 Baylor University, 4.313%, 3/1/42                                                       $    26,524
     45,000                 California Educational Facilities Authority, 5.0%, 6/1/43                                    61,281
     75,000                 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32                       103,624
     50,000                 Permanent University Fund, 5.0%, 7/1/30                                                      61,481
     15,000                 The University of Texas System, 5.0%, 8/15/43                                                17,140
     50,000                 University of California, 3.38%, 5/15/28                                                     51,162
                                                                                                                    -----------
                                                                                                                    $   321,212
                                                                                                                    -----------
                            Municipal Pollution - 0.1%
     60,000                 County of Sweetwater Wyoming, 5.6%, 12/1/35                                             $    61,288
                                                                                                                    -----------
                            Municipal Transportation - 0.0%+
     10,000                 Port Authority of New York & New Jersey, 4.458%, 10/1/62                                $    10,553
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

              Floating
  Principal   Rate (b)
 Amount ($)   (unaudited)                                                                                                 Value
                            Municipal Obligation - 0.3%
     50,000                 State of Texas, 4.0%, 10/1/44                                                           $    52,470
     30,000                 Washington Suburban Sanitary Commission, 4.0%, 6/1/43                                        31,538
     35,000                 Washington Suburban Sanitary Commission, 4.0%, 6/1/44                                        36,766
                                                                                                                    -----------
                                                                                                                    $   120,774
                                                                                                                    -----------
                            TOTAL MUNICIPAL BONDS
                            (Cost $1,326,533)                                                                       $ 1,445,345
                                                                                                                    -----------
                            SENIOR FLOATING RATE LOAN INTERESTS - 4.3%**
                            Energy - 0.2%
                            Oil & Gas Refining & Marketing - 0.2%
     80,048          4.25   Pilot Travel Centers LLC, Initial Tranche B, 9/30/21                                    $    80,298
                                                                                                                    -----------
                            Total Energy                                                                            $    80,298
                                                                                                                    -----------
                            Materials - 0.3%
                            Metal & Glass Containers - 0.3%
    125,000          0.00   Crown Americas LLC, Term Loan B, 10/22/21 (d)                                           $   125,344
                                                                                                                    -----------
                            Total Materials                                                                         $   125,344
                                                                                                                    -----------
                            Capital Goods - 0.0%+
                            Trading Companies & Distributors - 0.0%+
     13,730          3.75   WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19                                    $    13,687
                                                                                                                    -----------
                            Total Capital Goods                                                                     $    13,687
                                                                                                                    -----------
                            Automobiles & Components - 0.7%
                            Auto Parts & Equipment - 0.3%
    136,776          3.75   Allison Transmission, Inc., Term B-3 Loan, 8/23/19                                      $   135,408
                                                                                                                    -----------
                            Tires & Rubber - 0.4%
    205,000          4.75   The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19                        $   204,539
                                                                                                                    -----------
                            Total Automobiles & Components                                                          $   339,947
                                                                                                                    -----------
                            Consumer Services - 0.5%
                            Casinos & Gaming - 0.2%
    100,000          0.00   Scientific Games, Initial Term B-2, 10/1/21 (d)                                         $    98,750
                                                                                                                    -----------
                            Restaurants - 0.3%
    115,000          4.50   Burger King Worldwide, Inc., Term Loan B, 9/24/21                                       $   115,051
                                                                                                                    -----------
                            Total Consumer Services                                                                 $   213,801
                                                                                                                    -----------
                            Media - 0.7%
                            Broadcasting - 0.3%
    137,320          4.00   Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20                $   134,573
                                                                                                                    -----------
                            Movies & Entertainment - 0.3%
     71,221          3.75   Cinedigm Digital Funding I LLC, Term Loan, 2/28/18                                      $    71,310
     82,950          3.50   Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20                                      82,017
                                                                                                                    -----------
                                                                                                                    $   153,327
                                                                                                                    -----------
                            Publishing - 0.1%
     46,675          4.75   Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21                       $    46,453
                                                                                                                    -----------
                            Total Media                                                                             $   334,353
                                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                 Floating
  Principal      Rate (b)
 Amount ($)   (unaudited)                                                                                           Value
                            Household & Personal Products - 0.7%
                            Personal Products - 0.7%                                                                $    95,334
     95,903          4.75   Federal-Mogul Corporation, Tranche C Term, 4/15/21                                          209,704
                                                                                                                    -----------
    215,357          3.50   NBTY, Inc., Term B-2 Loan, 10/1/17                                                      $   305,038
                                                                                                                    -----------
                            Total Household & Personal Products                                                     $   305,038
                                                                                                                    -----------
                            Health Care Equipment & Services - 0.7%
                            Health Care Facilities - 0.2%
     30,566          3.01   HCA, Inc., Tranche B-4 Term Loan, 5/1/18                                                $    30,370
     73,303          2.92   HCA, Inc., Tranche B-5 Term Loan, 3/31/17                                                    72,881
                                                                                                                    -----------
                                                                                                                    $   103,251
                                                                                                                    -----------
                            Health Care Technology - 0.5%
    238,848          3.50   IMS Health, Inc., Term B Dollar Loan, 3/17/21                                           $   234,171
                                                                                                                    -----------
                            Total Health Care Equipment & Services                                                  $   337,422
                                                                                                                    -----------
                            Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
                            Life Sciences Tools & Services - 0.1%
     61,745          4.25   Catalent Pharma Solutions, Dollar Term Loan, 5/20/21                                    $    61,565
                                                                                                                    -----------
                            Total Pharmaceuticals, Biotechnology & Life Sciences                                    $    61,565
                                                                                                                    -----------
                            Diversified Financials - 0.2%
                            Investment Banking & Brokerage - 0.2%
     97,268          3.25   LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19                       $    95,920
                                                                                                                    -----------
                            Total Diversified Financials                                                            $    95,920
                                                                                                                    -----------
                            Software & Services - 0.2%
                            IT Consulting & Other Services - 0.1%
     58,387          3.91   SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17                                $    58,155
                                                                                                                    -----------
                            Data Processing & Outsourced Services - 0.1%
     44,590          3.67   First Data Corp., 2018 New Dollar Term Loan, 3/24/18                                    $    43,754
                                                                                                                    -----------
                            Total Software & Services                                                               $   101,909
                                                                                                                    -----------
                            TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                            (Cost $1,980,371)                                                                       $ 2,009,284
                                                                                                                    -----------
                            TOTAL INVESTMENT IN SECURITIES - 97.3%
                            (Cost $44,146,775) (a)                                                                  $45,739,713
                                                                                                                    -----------
                            OTHER ASSETS & LIABILITIES - 2.7%                                                       $ 1,269,123
                                                                                                                    -----------
                            TOTAL NET ASSETS - 100.0%                                                               $47,008,836
                                                                                                                    ===========

+             Amount rounds to less than 0.1%.

(PIK)         Represents a pay in kind security.

(Perpetual)   Security with no stated maturity date.

REMICS        Real Estate Mortgage Investment Conduit Securities.

(Cat Bond)    Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Step) Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT          Real Estate Investment Trust.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2014, the value of these securities amounted to $8,385,222 or 17.8% of total net assets.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At December 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $44,223,396 was as follows:

       Aggregate gross unrealized appreciation for all investments in which
       there is an excess of value over tax cost                                  $ 1,861,569

       Aggregate gross unrealized depreciation for all investments in which
       there is an excess of tax cost over value                                     (345,252)
                                                                                  -----------
       Net unrealized appreciation                                                $ 1,516,317
                                                                                  ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c) Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

(d) TBD Rate to be determined.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31,2014 were as follows:

                                                     Purchases         Sales
       Long-Term U.S. Government Securities         $46,889,987     $35,148,246
       Other Long-Term Securities                   $11,937,684     $10,834,018

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

Notional                                                                      Credit       Expiration    Premiums    Net Unrealized
Principal ($)(1)   Clearinghouse        Obligation Entity/Index    Coupon     Rating(2)    Date              Paid      Appreciation
     850,000       Chicago Mercantile   Markit CDX North America
                   Exchange             High Yield Index             5.00%    B+           12/20/19       $46,750            $7,598
                                                                                                          =======            ======

(1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence or a credit event.

(2) Based on Standard & Poor's rating of the issuer of the weighted average rating of all the underlying securities of the index.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                                                    Level 1     Level 2      Level 3       Total
Preferred Stocks
  Banks
     Regional Banks                                $ 11,752   $   101,281   $       --   $   113,033
  Insurance
     Property & Casualty Insurance                   73,457       120,750           --       194,207
  All Other Preferred Stocks                        452,052            --           --       452,052
Convertible Preferred Stock                         187,937            --           --       187,937
Asset Backed Securities                                  --     1,612,914           --     1,612,914
Collateralized Mortgage Obligations                      --     5,416,620           --     5,416,620
Corporate Bonds
  Insurance
     Reinsurance                                         --            --       34,256        34,256
  All Other Corporate Bonds                              --    17,566,063           --    17,566,063
U.S. Government Agency Obligations                       --    16,708,002           --    16,708,002
Municipal Bonds                                          --     1,445,345           --     1,445,345
Senior Floating Rate Loan Interests                      --     2,009,284           --     2,009,284
                                                   --------   -----------   ----------   -----------
Total                                              $725,198   $44,980,259   $   34,256   $45,739,713
                                                   ========   ===========   ==========   ===========

During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                                                                  Level 1      Level 2    Level 3   Total
Other Financial Instruments
Net unrealized depreciation on futures contracts                  $ (63,279)   $     --   $    --   $  (63,279)
Net unrealized appreciation on centrally cleared swap contracts          --       7,598        --        7,598
                                                                  ---------    --------   -------   ----------
Total Other Financial Instruments                                 $ (63,279)   $  7,598   $    --   $  (55,681)
                                                                  =========    ========   =======   ==========

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of December 31,2014.


                                                        Level 1      Level 2     Level 3    Total
Assets:
Futures collateral                                      $        --  $  107,076  $      --  $  107,076
Centrally cleared swap collateral                                --      50,000         --      50,000
Liabilities:
Variation margin for futures contracts                       15,631          --         --      15,631
Variation margin for centrally cleared swap contracts            --         273         --         273
                                                        -----------  ----------  ---------  ----------
Total:                                                  $    15,631  $  157,349  $      --  $  172,980
                                                        ===========  ==========  =========  ==========

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

                                                          Preferred      Corporate          Total
                                                           Stocks         Bonds
Balance as of 12/31/13                                   $  111,878      $      --      $  111,878
Realized gain (loss)(1)                                       2,546             --           2,546
Change in unrealized appreciation (depreciation)(2)          (6,878)         3,062          (3,816)
Purchases                                                        --         19,930          19,930
Sales                                                       (77,546)       (18,736)        (96,282)
Transfers in and out of Level 3 categories*                 (30,000)        30,000              --
Transfers out of Level 3*                                        --             --              --
                                                         ----------      ---------      ----------
Balance as of 12/31/14                                   $       --      $  34,256      $   34,256
                                                         ==========      =========      ==========

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*   Transfers are calculated on the beginning of period values.

    During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments still held as of 12/31/14:     $3,062
                                                                                                   ======

      The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                          12/31/14    12/31/13    12/31/12    12/31/11    12/31/10
Class I
Net asset value, beginning of period                                      $ 11.01     $ 11.49     $ 11.89     $ 11.84     $ 11.39
                                                                          -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
   Net investment income (loss)                                           $  0.37     $  0.46     $  0.50     $  0.61     $  0.57
   Net realized and unrealized gain (loss) on investments                    0.29       (0.34)       0.49        0.03        0.46
                                                                          -------     -------     -------     -------     -------
     Net increase (decrease) from investment operations                   $  0.66     $  0.12     $  0.99     $  0.64     $  1.03
Distribution to shareowners:
   Net investment income                                                  $ (0.38)    $ (0.48)    $ (0.55)    $ (0.59)    $ (0.58)
   Net realized gain                                                        (0.06)      (0.12)      (0.84)         --          --
                                                                          -------     -------     -------     -------     -------
Total distributions                                                       $ (0.44)    $ (0.60)    $ (1.39)    $ (0.59)    $ (0.58)
                                                                          -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                                $  0.22     $ (0.48)    $ (0.40)    $  0.05     $  0.45
                                                                          -------     -------     -------     -------     -------
Net asset value, end of period                                            $ 11.23     $ 11.01     $ 11.49     $ 11.89     $ 11.84
                                                                          =======     =======     =======     =======     =======
Total return*                                                                6.05%       1.02%       8.75%       5.53%       9.21%
Ratio of net expenses plus interest expense to average net assets (a)        0.62%       0.62%       0.62%       0.62%       0.62%
Ratio of net investment income (loss) to average net assets                  3.30%       4.07%       4.29%       5.12%       4.83%
Portfolio turnover rate                                                       119%         33%         26%         38%         51%
Net assets, end of period (in thousands)                                  $25,470     $26,689     $32,367     $33,151     $39,247
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses plus interest expense to average net assets (b)            0.99%       1.08%       1.07%       0.86%       0.74%
   Net investment income (loss) to average net assets                        2.93%       3.61%       3.83%       4.88%       4.71%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                          12/31/14    12/31/13    12/31/12    12/31/11    12/31/10
Class II
Net asset value, beginning of period                                      $ 11.03     $ 11.50     $ 11.90     $ 11.84     $ 11.39
                                                                          -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                          $  0.33     $  0.41     $  0.45     $  0.58     $  0.54
    Net realized and unrealized gain (loss) on investments                   0.30       (0.31)       0.50        0.05        0.46
                                                                          -------     -------     -------     -------     -------
       Net increase (decrease) from investment operations                 $  0.63     $  0.10     $  0.95     $  0.63     $  1.00
Distribution to shareowners:
    Net investment income                                                 $ (0.35)    $ (0.45)    $ (0.51)    $ (0.57)    $ (0.55)
    Net realized gain                                                       (0.06)      (0.12)      (0.84)         --          --
                                                                          -------     -------     -------     -------     -------
Total distributions                                                       $ (0.41)    $ (0.57)    $ (1.35)    $ (0.57)    $ (0.55)
                                                                          -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                                $  0.22     $ (0.47)    $ (0.40)    $  0.06     $  0.45
                                                                          -------     -------     -------     -------     -------
Net asset value, end of period                                            $ 11.25     $ 11.03     $ 11.50     $ 11.90     $ 11.84
                                                                          =======     =======     =======     =======     =======
Total return*                                                                5.79%       0.83%       8.43%       5.37%       8.94%
Ratio of net expenses plus interest expense to average net assets (a)        0.86%       0.90%       0.91%       0.87%       0.87%
Ratio of net investment income (loss) to average net assets                  2.98%       3.69%       3.99%       4.63%       4.57%
Portfolio turnover rate                                                       119%         33%         26%         38%         51%
Net assets, end of period (in thousands)                                  $21,539     $ 8,313     $ 5,027     $ 4,281     $35,854
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
    Total expenses plus interest expense to average net assets (b)           1.23%       1.36%       1.36%       1.04%       0.99%
    Net investment income to average net assets (loss)                       2.62%       3.23%       3.54%       4.46%       4.45%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $44,146,775)                       $45,739,713
  Cash                                                                4,312,280
  Futures Collateral                                                    107,076
  Centrally cleared swap collateral                                      50,000
  Receivables --
     Investment securities sold                                          14,871
     Portfolio shares sold                                              100,039
     Interest                                                           297,047
     Dividends                                                            5,843
  Swap contracts, premiums paid                                          46,750
  Net unrealized appreciation on centrally cleared swap contracts         7,598
  Due from Pioneer Investment Management, Inc.                           20,869
  Other assets                                                           15,003
                                                                    -----------
         Total assets                                               $50,717,089
                                                                    -----------
LIABILITIES:
  Payables --
     Investment securities purchased                                $ 3,487,035
     Portfolio shares repurchased                                        55,743
     Variation margin for futures contracts                              15,631
     Variation margin for centrally cleared swap contracts                  273
  Net unrealized depreciation on futures contracts                       63,279
  Due to affiliates                                                      16,663
  Accrued expenses                                                       69,629
                                                                    -----------
         Total liabilities                                          $ 3,708,253
                                                                    -----------
NET ASSETS:
  Paid-in capital                                                   $44,704,532
  Undistributed net investment income                                   124,969
  Accumulated net realized gain on investments, futures contracts
    and swap contracts                                                  642,078
  Net unrealized appreciation on investments                          1,592,938
  Net unrealized appreciation on swap contracts                           7,598
  Net unrealized depreciation on futures contracts                      (63,279)
                                                                    -----------
        Total net assets                                            $47,008,836
                                                                    ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $25,469,967/2,267,640 shares)                   $     11.23
                                                                    ===========
  Class II (based on $21,538,869/1,913,826 shares)                  $     11.25
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Interest                                                                                  $1,515,121
  Dividends                                                                                     60,676
                                                                                            ----------
        Total investment income                                                                           $1,575,797
                                                                                                          ----------
EXPENSES:
  Management fees                                                                           $  180,307
  Transfer agent fees
    Class I                                                                                      1,500
    Class II                                                                                     1,500
  Distribution fees
    Class II                                                                                    36,932
  Administrative reimbursement                                                                  28,309
  Custodian fees                                                                                52,651
  Professional fees                                                                             50,758
  Printing expense                                                                              19,104
  Fees and expenses of nonaffiliated Trustees                                                    6,200
  Miscellaneous                                                                                 59,817
                                                                                            ----------
    Total operating expenses                                                                              $  437,078
         Less fees waived and expenses reimbursed by Pioneer Investment Management, Inc.                    (150,239)
                                                                                                          ----------
         Net operating expenses                                                                           $  286,839
                                                                                                          ----------
               Interest expense                                                                           $        2
                                                                                                          ----------
         Net operating expenses and interest expenses                                                     $  286,841
                                                                                                          ----------
               Net investment income                                                                      $1,288,956
                                                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SWAP CONTRACTS AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
    Investments                                                                             $  785,568
    Swap contracts                                                                               2,594
    Futures contracts                                                                         (103,020)   $  685,142
                                                                                            ----------    ----------
  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                             $  337,221
    Swap contracts                                                                               7,598
    Futures contracts                                                                          (93,404)   $  251,415
                                                                                            ----------    ----------
  Net gain on investments, swap contracts and futures contracts                                           $  936,557
                                                                                                          ----------
  Net increase in net assets resulting from operations                                                    $2,225,513
                                                                                                          ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         Year Ended       Year Ended
                                                                                          12/31/14         12/31/13
FROM OPERATIONS:
Net investment income                                                                   $  1,288,956     $  1,472,058
Net realized gain on investments, swap contracts and futures contracts                       685,142          230,795
Change in net unrealized appreciation (depreciation) on investments, swap contracts
   and futures contracts                                                                     251,415       (1,386,224)
                                                                                        ------------     ------------
      Net increase in net assets resulting from operations                              $  2,225,513     $    316,629
                                                                                        ------------     ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class I ($0.38 and $0.48 per share, respectively)                                 $   (866,154)    $ (1,262,611)
      Class II ($0.35 and $0.45 per share, respectively)                                    (450,820)        (278,010)
Net realized gains:
      Class I ($0.06 and $0.12 per share, respectively)                                 $   (137,932)    $   (305,519)
      Class II ($0.06 and $0.12 per share, respectively)                                     (73,598)         (72,156)
                                                                                        ------------     ------------
      Total distributions to shareowners                                                $ (1,528,504)    $ (1,918,296)
                                                                                        ------------     ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                        $ 20,415,341     $ 10,086,139
Reinvestment of distributions                                                              1,528,504        1,918,296
Cost of shares repurchased                                                               (10,633,087)     (12,795,516)
                                                                                        ------------     ------------
     Net increase (decrease) in net assets resulting from
        Portfolio share transactions                                                    $ 11,310,758     $   (791,081)
                                                                                        ------------     ------------
     Net increase (decrease) in net assets                                              $ 12,007,767     $ (2,392,748)
NET ASSETS:
Beginning of year                                                                       $ 35,001,069     $ 37,393,817
                                                                                        ------------     ------------
End of year                                                                             $ 47,008,836     $ 35,001,069
                                                                                        ============     ============
Undistributed net investment income                                                     $    124,969     $    140,665
                                                                                        ============     ============

                                         '14 Shares        '14 Amount         13 Shares       '13 Amount
CLASS I
Shares sold                                 247,705       $  2,800,345         174,770       $  1,973,821
Reinvestment of distributions                89,511          1,004,086         140,062          1,568,130
Less shares repurchased                    (494,078)        (5,538,759)       (706,627)        (7,946,771)
                                          ---------       ------------        --------       ------------
      Net decrease                         (156,862)      $ (1,734,328)       (391,795)      $ (4,404,820)
                                          =========       ============        ========       ============
CLASS II
Shares sold                               1,566,269       $ 17,614,996         716,983       $  8,112,318
Reinvestment of distributions                46,652            524,418          31,933            350,166
Less shares repurchased                    (452,674)        (5,094,328)       (432,363)        (4,848,745)
                                          ---------       ------------        --------       ------------
      Net increase                        1,160,247       $ 13,045,086         316,553       $  3,613,739
                                          =========       ============        ========       ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

NOTES TO FINANCIAL STATEMENTS 12/31/14

1. Organization and Significant Accounting Policies

Pioneer Bond VCT Portfolio (the Portfolio) is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the Portfolio.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Class II shares commenced operations on November 9, 2007. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Securities or senior loans for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which,if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $12,322 to increase undistributed net investment income, $12,322 to decrease accumulated net realized gain on investments, futures contracts and swap contracts to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

--------------------------------------------------------------------------------
                                                          2014            2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                       $1,337,186      $1,677,688
Long-term capital gain                                   191,318         240,608
                                                      ----------      ----------
    Total distributions                               $1,528,504      $1,918,296
                                                      ==========      ==========
Distributable Earnings:
Undistributed ordinary income                         $  240,987
Undistributed long-term gain                             545,145
Net unrealized appreciation                            1,518,172
                                                      ----------
    Total                                             $2,304,304
                                                      ==========

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax adjustments relating to the tax treatment of premium and amortization, the mark-to-market of futures contracts, catastrophe bonds, credit default swaps and interest accruals on preferred stock.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

D.  Portfolio Shares and Class Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-ofpocket expenses (see
    Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

    The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E.  Risks

    At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

F.  Futures Contracts

    The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Portfolio are traded on a futures exchange. The amount of cash deposited with a broker as collateral at December 31, 2014 was $107,076. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the year ended December 31, 2014 was $6,466,799.

    At December 31, 2014, open futures contracts were as follows:

-----------------------------------------------------------------------------------
                             Number of                                 Unrealized
                             Contracts    Settlement                  Appreciation
Type                        Long/(Short)     Month        Value      (Depreciation)
-----------------------------------------------------------------------------------
U.S. 10 Year Note (CBT)         (9)           3/15     $(1,141,172)    $    (5,133)
U.S. Ultra Bond (CBT)            6            3/15         991,125          41,063
U.S. 5 Year Note (CBT)         (39)           3/15      (4,638,258)          3,549
U.S. 2 Year Note (CBT)          (2)           3/15        (437,188)           (219)
U.S. Long Bond Note (CBT)      (33)           3/15      (4,770,562)       (102,539)
-----------------------------------------------------------------------------------
                                                       $(9,996,055)    $   (63,279)
-----------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Credit Default Swap Agreements

    A credit default swap is a contract between a buyer of protection and a seller of protection against a predefined credit event. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

    When the Portfolio enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses in the Statement of Operations.

    Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

    Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio.

    Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

    Open credit default swap contracts at December 31, 2014 are listed in the Schedule of Investments. The average value of swap contracts open during the year ended December 31, 2014 was $6,475.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Portfolio's average daily net assets. Prior to July 1, 2014, management fees were calculated daily at the annual rate of 0.50% of the Portfolio's average daily net assets. For the year ended December 31, 2014, the effective management fee (excluding waivers and/or assumption of expenses) was equal to 0.45% of the Portfolio's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Portfolio to the extent required to reduce Portfolio expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses will be reduced only to the extent portfolio-wide expenses are reduced for Class I shares. Fees waived and expenses reimbursed during the year ended December 31, 2014, are reflected on the Statement of Operations. This expense limitation is in effect through May 1, 2016. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $16,121 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $250 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $292 in distribution fees payable to PFD at December 31, 2014.

5. Additional Disclosures about Derivative Instruments and Hedging Activities:

Values of derivative instruments as of December 31, 2014 were as follows:

-----------------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as                     Asset Derivatives 2014                Liabilities Derivatives 2014
Hedging Instruments          -------------------------------------     ------------------------------------
Under Accounting               Statement of Assets                       Statement of Assets
Standards Codification            and Liabilities                          and Liabilities
(ASC) 815 Location                   Location               Value              Location              Value
-----------------------------------------------------------------------------------------------------------
Futures contracts            Net unrealized appreciation   $    --     Net unrealized depreciation  $63,279
                                on futures contracts                      on futures contracts
Swap contracts               Net unrealized appreciation     7,598     Net unrealized depreciation       --
                                 on swap contracts                        on swap contracts
-----------------------------------------------------------------------------------------------------------
  Total                                                    $ 7,598                                  $63,279
-----------------------------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2014 was as follows:

---------------------------------------------------------------------------------------------------------------------

                                                                                                       Change in
                                                                                                       Unrealized
                                                                                   Realized Gain     Appreciation or
Derivatives Not Accounted for                                                       or (Loss) on     (Depreciation)
as Hedging Instruments Under         Location of Gain or (Loss)                     Derivatives      on Derivatives
Accounting Standards                 on Derivatives Recognized                       Recognized       Recognized in
Codification (ASC) 815                       in Income                               in Income           Income
---------------------------------------------------------------------------------------------------------------------
Futures contracts                 Net realized gain (loss) on futures contracts      $(103,020)
Futures contracts                 Change in unrealized appreciation
                                  (depreciation) on futures contracts                                    $(93,404)
Swap contracts                    Net realized gain (loss) on swap contracts         $   2,594
Swap contracts                    Change in unrealized appreciation
                                  (depreciation) on swap contracts                                       $  7,598
---------------------------------------------------------------------------------------------------------------------

6. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Bond VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Bond VCT Portfolio (the "Fund") (one of the portfolios constituting Pioneer Variable Contracts Trust), as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Bond VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

ADDITIONAL INFORMATION (unaudited)

The percentage of the Portfolio's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 83.68% and 1.50%, respectively.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Bond VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that the Portfolio's performance was satisfactory and supported the renewal of the investment advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees considered that the Portfolio's management fee was only six basis points higher than the median management fee paid by other funds in its Morningstar peer group, and only two basis points higher than the management fee at the bottom of the third quintile of funds in the Portfolio's Morningstar peer group. The Trustees considered that the expense ratio of the Portfolio's Class I shares for the twelve months ended June 30, 2014 was in the third quintile relative to its Morningstar peer group and in the first quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Portfolio. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer Bond VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION            TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO           LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Thomas J. Perna (64)              Trustee since 2006. Serves   Private investor (2004 - 2008 and   Director, Broadridge Financial
Chairman of the Board             until a successor trustee    2013 - present); Chairman (2008 -   Solutions, Inc. (investor
and Trustee                       is elected or earlier        2013) and Chief Executive Officer   communications and securities
                                  retirement or removal.       (2008 - 2012), Quadriserv, Inc.     processing provider for financial
                                                               (technology products for            services industry) (2009 -
                                                               securities lending industry); and   present); Director, Quadriserv,
                                                               Senior Executive Vice President,    Inc. (2005 - 2013); and
                                                               The Bank of New York (financial     Commissioner, New Jersey State
                                                               and securities services) (1986 -    Civil Service Commission (2011 -
                                                               2004)                               present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)                Trustee since 2005. Serves   Managing Partner, Federal City      Director of New York Mortgage
Trustee                           until a successor trustee    Capital Advisors (corporate         Trust (publicly-traded mortgage
                                  is elected or earlier        advisory services company) (1997    REIT) (2004 - 2009, 2012 -
                                  retirement or removal.       - 2004 and 2008 - present);         present); Director of The Swiss
                                                               Interim Chief Executive Officer,    Helvetia Fund, Inc. (closed-end
                                                               Oxford Analytica, Inc.              fund) (2010 - present); Director
                                                               (privately-held research and        of Oxford Analytica, Inc. (2008
                                                               consulting company) (2010);         - present); and Director of
                                                               Executive Vice President and        Enterprise Community Investment,
                                                               Chief Financial Officer, I-trax,    Inc. (privately-held affordable
                                                               Inc. (publicly traded health care   housing finance company) (1985 -
                                                               services company) (2004 - 2007);    2010)
                                                               and Executive Vice President and
                                                               Chief Financial Officer, Pedestal
                                                               Inc. (internet-based mortgage
                                                               trading company) (2000 - 2002);
                                                               Private consultant (1995-1997),
                                                               Managing Director, Lehman
                                                               Brothers (investment banking firm)
                                                               (1992-1995); and Executive, The
                                                               World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)         Trustee since 2008. Serves   William Joseph Maier Professor of   Trustee, Mellon Institutional
Trustee                           until a successor trustee    Political Economy, Harvard          Funds Investment Trust and
                                  is elected or earlier        University (1972 - present)         Mellon Institutional Funds
                                  retirement or removal.                                           Master Portfolio (oversaw 17
                                                                                                   portfolios in fund complex)
                                                                                                   (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Margaret B.W. Graham (67)            Trustee since 2000. Serves   Founding Director, Vice President   None
Trustee                              until a successor trustee    and Corporate Secretary, The
                                     is elected or earlier        Winthrop Group, Inc. (consulting
                                     retirement or removal.       firm) (1982 - present); Desautels
                                                                  Faculty of Management, McGill
                                                                  University (1999 - present); and
                                                                  Manager of Research Operations and
                                                                  Organizational Learning, Xerox
                                                                  PARC, Xerox's advance research
                                                                  center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)             Trustee since 1995. Serves   President and Chief Executive       Director of New America High
Trustee                              until a successor trustee    Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
                                     is elected or earlier        Inc. (investment banking firm)      investment company) (2004 -
                                     retirement or removal.       (1981 - present)                    present); and Member, Board of
                                                                                                      Governors, Investment Company
                                                                                                      Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)               Trustee since 2014. Serves   Consultant (investment company      None
Trustee                              until a successor trustee    services) (2012 - present);
                                     is elected or earlier        Executive Vice President, BNY
                                     retirement or removal.       Mellon (financial and investment
                                                                  company services) (1969 - 2012);
                                                                  Director, BNY International
                                                                  Financing Corp. (financial
                                                                  services) (2002 - 2012); and
                                                                  Director, Mellon Overseas
                                                                  Investment Corp. (financial
                                                                  services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                                 OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE             PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Kenneth J. Taubes (56)*              Trustee since 2014. Serves    Director and Executive Vice          None
Trustee                              until a successor trustee     President (since 2008) and Chief
                                     is elected or earlier         Investment Officer, U.S. (since
                                     retirement or removal.        2010) of PIM-USA; Executive Vice
                                                                   President of Pioneer (since
                                                                   2008); Executive Vice President
                                                                   of Pioneer Institutional Asset
                                                                   Management, Inc. (since 2009);
                                                                   and Portfolio Manager of Pioneer
                                                                   (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer Bond VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Lorraine Monchak (58)**              Advisory Trustee since      Chief Investment Officer, 1199        None
Advisory Trustee                     2014.                       SEIU Funds (healthcare workers
                                                                 union pension funds) (2001 -
                                                                 present); Vice President -
                                                                 International Investments Group,
                                                                 American International Group,
                                                                 Inc. (insurance company) (1993 -
                                                                 2001); Vice President Corporate
                                                                 Finance and Treasury Group,
                                                                 Citibank, N.A.(1980 - 1986 and
                                                                 1990 - 1993); Vice President -
                                                                 Asset/Liability Management Group,
                                                                 Federal Farm Funding Corporation
                                                                 (government-sponsored issuer of
                                                                 debt securities) (1988 - 1990);
                                                                 Mortgage Strategies Group,
                                                                 Shearson Lehman Hutton, Inc.
                                                                 (investment bank) (1987 - 1988);
                                                                 and Mortgage Strategies Group,
                                                                 Drexel Burnham Lambert, Ltd.
                                                                 (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

** Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY OFFICER
Lisa M. Jones (52)                   Since 2014. Serves at the   Chair, Director, CEO and             None
President and Chief                  discretion of the Board     President of Pioneer Investment
Executive Officer                                                Management- USA (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Investment
                                                                 Management, Inc. (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Funds
                                                                 Distributor, Inc. (since
                                                                 September 2014); Chair, Director,
                                                                 CEO and President of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. (since September 2014); and
                                                                 Chair, Director, and CEO of
                                                                 Pioneer Investment Management
                                                                 Shareholder Services, Inc. (since
                                                                 September 2014); Managing
                                                                 Director, Morgan Stanley
                                                                 Investment Management (2010 -
                                                                 2013); and Director of
                                                                 Institutional Business, CEO of
                                                                 International, Eaton Vance
                                                                 Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)           Since 2003. Serves at the   Vice President and Associate         None
Secretary and Chief                  discretion of the Board.    General Counsel of Pioneer since
Legal Officer                                                    January 2008; Secretary and Chief
                                                                 Legal Officer of all of the
                                                                 Pioneer Funds since June 2010;
                                                                 Assistant Secretary of all of the
                                                                 Pioneer Funds from September 2003
                                                                 to May 2010; and Vice President
                                                                 and Senior Counsel of Pioneer
                                                                 from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)               Since 2010. Serves at the   Fund Governance Director of          None
Assistant Secretary                  discretion of the Board.    Pioneer since December 2006 and
                                                                 Assistant Secretary of all the
                                                                 Pioneer Funds since June 2010;
                                                                 Manager - Fund Governance of
                                                                 Pioneer from December 2003 to
                                                                 November 2006; and Senior
                                                                 Paralegal of Pioneer from January
                                                                 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION              TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 HELD BY OFFICER
Thomas Reyes (52)                   Since 2010. Serves at the    Senior Counsel of Pioneer since      None
Assistant Secretary                 discretion of the Board.     May 2013 and Assistant Secretary
                                                                 of all the Pioneer Funds since
                                                                 June 2010; and Counsel of Pioneer
                                                                 from June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)                Since 2008. Serves at the    Vice President - Fund Treasury of    None
Treasurer and Chief Financial       discretion of the Board.     Pioneer; Treasurer of all of the
and Accounting Officer                                           Pioneer Funds since March 2008;
                                                                 Deputy Treasurer of Pioneer from
                                                                 March 2004 to February 2008; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds from March 2004 to
                                                                 February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)               Since 2000. Serves at the    Director - Fund Treasury of          None
Assistant Treasurer                 discretion of the Board.     Pioneer; and Assistant Treasurer
                                                                 of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)                  Since 2002. Serves at the    Fund Accounting Manager - Fund       None
Assistant Treasurer                 discretion of the Board.     Treasury of Pioneer; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)               Since 2009. Serves at the    Fund Administration Manager -        None
Assistant Treasurer                 discretion of the Board.     Fund Treasury of Pioneer since
                                                                 November 2008; Assistant
                                                                 Treasurer of all of the Pioneer
                                                                 Funds since January 2009; and
                                                                 Client Service Manager -
                                                                 Institutional Investor Services
                                                                 at State Street Bank from March
                                                                 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)                Since 2010. Serves at the    Chief Compliance Officer of           None
Chief Compliance Officer            discretion of the Board.     Pioneer and of all the Pioneer
                                                                 Funds since March 2010; Chief
                                                                 Compliance Officer of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. since January 2012; Chief
                                                                 Compliance Officer of Vanderbilt
                                                                 Capital Advisors, LLC since July
                                                                 2012: Director of Adviser and
                                                                 Portfolio Compliance at Pioneer
                                                                 since October 2005; and Senior
                                                                 Compliance Officer for Columbia
                                                                 Management Advisers, Inc. from
                                                                 October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)                Since 2006. Serves at the    Director - Transfer Agency           None
Anti-Money Laundering Officer       discretion of the Board.     Compliance of Pioneer and
                                                                 Anti-Money Laundering Officer of
                                                                 all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18656-09-0215

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                 Pioneer Emerging Markets VCT Portfolio -- Class I and II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio

  Portfolio and Performance Update                                            2

  Comparing Ongoing Portfolio Expenses                                        3

  Portfolio Management Discussion                                             4

  Schedule of Investments                                                     8

  Financial Statements                                                       14

  Notes to Financial Statements                                              19

  Report of Independent Registered Public Accounting Firm                    25

  Approval of Investment Advisory Agreement                                  26

  Trustees, Officers and Service Providers                                   29

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks                                               79.9%
Depository Receipts for International Stocks                              16.6%
Equity Linked Notes                                                        3.1%
International Corporate Bonds                                              0.3%
International Preferred Stocks                                             0.1%
Warrants                                                                   0.0%*
* Amount is less than 0.1%.

Geographical Distribution
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

China                                                                      25.2%
Brazil                                                                     10.0%
Russia                                                                      7.7%
South Korea                                                                 7.2%
Egypt                                                                       6.3%
Mexico                                                                      5.6%
Australia                                                                   5.1%
Philippines                                                                 4.6%
Italy                                                                       4.4%
Republic of Georgia                                                         3.8%
India                                                                       3.5%
Saudi Arabia                                                                3.1%
United Arab Emirates                                                        2.7%
Kenya                                                                       2.0%
Austria                                                                     1.9%
Taiwan                                                                      1.7%
Hong Kong                                                                   1.4%
United Kingdom                                                              1.2%
South Africa                                                                1.1%
Other (individually less than 1.0%)                                         1.5%

Five Largest Holdings
(As a percentage of long-term holdings)*

--------------------------------------------------------------------------------
1. China Conch Venture Holdings,Ltd.                                       6.24%
--------------------------------------------------------------------------------
2. Wonik IPS Co., Ltd.                                                     6.20
--------------------------------------------------------------------------------
3. PhosAgro OAO (G.D.R.)                                                   6.14
--------------------------------------------------------------------------------
4. Tupy SA                                                                 5.56
--------------------------------------------------------------------------------
5. Huaneng Renewables Corp., Ltd.                                          5.55
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share           12/31/14                            12/31/13
  Class I                            $21.69                              $25.10
  Class II                           $21.41                              $24.73

                                Net
Distributions per Share         Investment        Short-Term        Long-Term
(1/1/14 - 12/31/14)             Income            Capital Gains     Capital Gains
  Class I                       $0.1749           $ -               $0.1396
  Class II                      $0.0491           $ -               $0.1396

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Emerging Markets VCT Portfolio at net asset value during the periods shown, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Market ND Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                    Pioneer Emerging Markets     Pioneer Emerging Markets    MSCI Emerging
                    VCT Portfolio, Class I       VCT Portfolio, Class II     Markets ND Index
12/31/2004          $10,000                      $10,000                     $10,000
12/31/2005          $13,795                      $13,761                     $13,400
12/31/2006          $18,729                      $18,646                     $17,711
12/31/2007          $26,756                      $26,562                     $24,686
12/31/2008          $11,183                      $11,076                     $11,521
12/31/2009          $19,530                      $19,274                     $20,565
12/31/2010          $22,634                      $22,282                     $24,447
12/31/2011          $17,338                      $17,020                     $19,943
12/31/2012          $19,413                      $19,005                     $23,577
12/31/2013          $19,031                      $18,589                     $22,964
12/31/2014          $16,642                      $16,210                     $22,462

The Morgan Stanley Capital International (MSCI) Emerging Markets ND Index is an unmanaged index that measures the performance of emerging markets stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
                                                                  MSCI Emerging
                        Class I               Class II          Markets ND Index
--------------------------------------------------------------------------------
10 Years                  5.23%                  4.95%                   8.43%
5 Years                  -3.15%                 -3.40%                   1.78%
1 Year                  -12.55%                 -12.80%                 -2.19%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                   $1,000.00          $1,000.00
Ending Account Value on 12/31/14                    $  824.46          $  823.42
Expenses Paid During Period*                        $    7.59          $    8.59


* Expenses are equal to the Portfolio's annualized total expense ratio of 1.65% and 1.87% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                   $1,000.00          $1,000.00
Ending Account Value on 12/31/14                    $1,016.89          $1,015.78
Expenses Paid During Period*                        $    8.39          $    9.50

* Expenses are equal to the Portfolio's annualized total expense ratio of 1.65% and 1.87% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, Mauro Ratto, Marco Mencini, and Andrea Salvatori, portfolio managers of Pioneer Emerging Markets VCT Portfolio, discuss the investment environment and the Portfolio's performance during the 12-month period ended December 31, 2014. Mr. Ratto, Head of Emerging Markets Investment Management at Pioneer, Mr. Mencini, Head of Equities, Emerging Markets, and a portfolio manager at Pioneer, and Mr. Salvatori, Head of Global Emerging Markets & Latin American Equities, Head of Emerging Market Equity Research, and a senior portfolio manager at Pioneer, are responsible for the day-to-day management of the Portfolio.

Q: How did the Portfolio perform during the 12-month period ended December 31, 2014?

A: Pioneer Emerging Markets VCT Portfolio's Class I shares returned -12.55% at net asset value during the 12-month period ended December 31, 2014, and Class II shares returned -12.80%, while the Portfolio's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index (the MSCI Index)1, returned -2.19%. During the same period, the average return of the 84 variable portfolios in Lipper's Emerging Markets Underlying Funds category was -4.78%.

Q: Could you please review the performance of emerging markets stocks during the 12-month period ended December 31, 2014?

A: Emerging markets stocks finished the 12-month reporting period with a negative return that was well short of the 5.50% gain for the developed global markets (as gauged by the MSCI World Index). The combination of slowing global growth and increased investor risk-aversion contributed to a sharp downturn in the emerging markets during the final four months of the period, erasing the gains that had been established in the first several months of the year. The emerging markets were also pressured by the decline in the prices of oil and other raw materials, since the economies of many emerging nations are largely dependent on commodity exports. In addition, the downturn in many emerging markets currencies relative to the U.S. dollar
    (USD) exacerbated the impact of stock market weakness for USD-based investors.

-----------------

(1) The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

Q: Which of your investment strategies or individual security selections had the greatest effect on the Portfolio's benchmark-relative performance during the 12-month period ended December 31, 2014, either from a positive or negative standpoint?

A: After performing in line with the MSCI Emerging Markets ND Index through the first half of the year, weaker performance over final six months caused the Portfolio to finish behind its benchmark for the calendar year ended December 31, 2014.

    The Portfolio's underperformance relative to the benchmark was partially the result of country allocations, with overweights in China and Russia playing a part. However, individual stock selection was the primary driver of the Portfolio's shortfall.

    The holding that detracted the most from the Portfolio's performance during the 12-month period was Sberbank Russia. Sberbank saw its year-over-year profits decline by 24% for the third quarter of 2014, and the bank's CFO announced in November that he expects 2015 to be a tough year as the company deals with slower loan growth and the continuing economic fallout resulting from the sanctions imposed on Russia by the West for the country's aggression in the Ukraine. The second-leading detractor from the Portfolio's returns during the period was a position in Astaldi, an Italian construction firm with significant emerging markets business. Energy giant Gazprom - another Russian stock - also detracted from the Portfolio's performance during the period, as did a position in China ITS, a leading technology solution and service provider in China's transport industry.

    The Portfolio's allocation to mid-cap stocks, which underperformed the types of mega-cap stocks found in the MSCI Emerging Markets ND Index amid the challenging investment environment which characterized the latter part of the period, also pressured benchmark-relative performance. While smaller companies have more exposure to shifts in investor sentiment, we also think they have above-average potential for longer-term outperformance since they aren't as heavily followed by the global investment community.

    On the plus side, the Portfolio's underweight position in Korea was a positive for benchmark-relative performance. In Korea, the Portfolio's position in semiconductor firm SK Hynix made a large contribution to returns, but the Portfolio holding that added the most to benchmark-relative performance during the period was Indian auto firm Tata Motors, which benefited from robust sales growth and the strong performance of the Indian market. Also in Asia, the Portfolio's holdings of Taiwan Semiconductor and China Communications Construction aided performance.

Q: Was the Portfolio invested in any derivatives during the 12-month period ended December 31, 2014, and did those positions have an effect on performance?

A: Yes, a notable aspect of our strategy is the use of derivatives in the form of currency forward contracts. Our goal in using derivatives isn't to add to the Portfolio's total return, but to "hedge" (or mitigate) the currency risks of certain Portfolio positions. This approach added modestly to performance during a time of above-average currency volatility in the emerging markets.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

Q: What is your outlook for the emerging markets heading into 2015, an how was the Portfolio's positioned with respect to specific regions or countries as of December 31, 2014?

A: We believe the emerging markets may represent a compelling opportunity in 2015 in the wake of their weak performance of the past year. The asset class has underperformed the developed markets by a wide margin, which has depressed valuations and created the potential for a positive surprise if global economic growth comes in above expectations. At the same time, however, we also think that investors will be better served by targeting company-specific opportunities in countries with strong fundamentals, sustainable paths to growth, and intelligent allocations of capital, rather than taking a broad-based approach to investing in the emerging markets asset class.

    Our view is reflected in the Portfolio's current positioning, which varies considerably from that of the MSCI Emerging Markets ND Index, the Portfolio's benchmark. For example, the Portfolio held a large overweight position in China at the close of the period, well above the country's weighting in the benchmark. We believe China's stock market should benefit as the government's reform process gains momentum and headline growth in the country holds near its current level of about 7%. We are also optimistic on the outlook for India, where the prospects for meaningful government reforms could lead to stronger economic growth in the years ahead. We also see potential opportunities in both Indonesia and Turkey.

    On the other side of the ledger, we have established Portfolio underweights in three major benchmark components that we think are vulnerable to continued headwinds. Foremost among these is Russia, where we believe the combination of falling oil prices and the aforementioned economic sanctions from the West present enormous pressures on both the ruble and the economy as a whole. We are also skeptical on Brazil, which appears headed for a recession. While we aren't as concerned about the populist policies of Brazilian President Dilma Rousseff as are many other investors, we also believe the country is burdened by falling oil prices and the need for massive infrastructure investment. The Portfolio is also underweight in South Africa, where growth has stagnated, and remains underweight in South Korea, which is vulnerable to the weakness in the Japanese yen. While we continue to hold allocations to these countries in the Portfolio, we are more focused on individual stocks whose fundamentals we believe should benefit from company-specific drivers of growth.

    We continue to hold a Portfolio weighting in smaller "frontier" markets that aren't represented in the benchmark. Those include allocations to Egypt, Qatar, United Arab Emirates, Kenya and Nigeria. The weighting in the frontier markets does not represent a "top-down" call on those markets; instead, it reflects our favorable bottom-up view of the Portfolio's individual investments, such as the Egyptian company Global Telecom Holding. While we continue to look for opportunities in that segment of the emerging markets asset class, we haven't added significantly to the Portfolio's positions in recent months since the frontier markets, as a group, tend to have above-average sensitivity to oil prices.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

To the extent the Portfolio invests in issuers located within specific countries or regions, the Portfolio may be particularly affected by adverse markets, rates, and events which may occur in those countries and regions.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.


    In terms of sector weights, the Portfolio holds its largest underweight in consumer staples. We continue to like select opportunities in the group, but we also think consumer staples stocks, overall, are too richly valued in relation to their modest growth rates. The Portfolio is also underweight in financials, information technology, and energy, and overweight in the industrials, consumer discretionary, and materials sectors. Within the industrials sector, we are finding what we believe are some of the most compelling stock-specific opportunities in both airline and infrastructure-related companies.

    Overall, we believe our bottom-up approach, highlighted by our emphasis on fundamentals and valuations, has helped us to construct a portfolio of higher-quality companies that are positioned for potentially solid performance.

Please refer to the Schedule of Investments on pages 8 to 13 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

      Shares                                                                   Value
                  PREFERRED STOCK - 0.1%
                  Food & Staples Retailing - 0.1%
                  Hypermarkets & Super Centers - 0.1%
       1,132      Cia Brasileira de Distribuicao                         $    41,692
                                                                         -----------
                  TOTAL PREFERRED STOCK
                  (Cost $42,800)                                         $    41,692
                                                                         -----------
                  COMMON STOCKS - 93.8%
                  Energy - 3.4%
                  Oil & Gas Equipment & Services - 1.5%
          50      Dayang Enterprise Holdings Bhd                         $        41
     240,506      TMK OAO (G.D.R.)                                           555,441
                                                                         -----------
                                                                         $   555,482
                                                                         -----------
                  Oil & Gas Refining & Marketing - 1.9%
   7,116,545      KenolKobil, Ltd., Group                                $   691,470
                                                                         -----------
                  Total Energy                                           $ 1,246,952
                                                                         -----------
                  Materials - 12.4%
                  Fertilizers & Agricultural Chemicals - 6.0%
     213,281      PhosAgro OAO (G.D.R.)                                  $ 2,171,624
                                                                         -----------
                  Metal & Glass Containers - 1.0%
     102,603      Nampak, Ltd.                                           $   386,190
                                                                         -----------
                  Aluminum - 0.4%
     217,500      China Hongqiao Group, Ltd.                             $   145,628
                                                                         -----------
                  Diversified Metals & Mining - 5.0%
   5,868,000      MMG, Ltd.*                                             $ 1,809,680
                                                                         -----------
                  Steel - 0.0%+
           2      POSCO                                                  $       507
                                                                         -----------
                  Total Materials                                        $ 4,513,629
                                                                         -----------
                  Capital Goods - 12.3%
                  Construction & Engineering - 5.2%
     271,307      Astaldi S.p.A.                                         $ 1,569,262
     263,603      Empresas ICA SAB de CV*                                    320,966
                                                                         -----------
                                                                         $ 1,890,228
                                                                         -----------
                  Industrial Machinery - 6.1%
   1,018,500      China Conch Venture Holdings, Ltd.                     $ 2,208,092
                                                                         -----------
                  Trading Companies & Distributors - 1.0%
     437,000      Noble Group, Ltd.                                      $   375,386
                                                                         -----------
                  Total Capital Goods                                    $ 4,473,706
                                                                         -----------
                  Transportation - 5.3%
                  Air Freight & Logistics - 0.5%
     218,647      Aramex PJSC                                            $   183,583
                                                                         -----------
                  Airlines - 1.3%
   1,212,937      Air Arabia PJSC                                        $   489,992
                                                                         -----------
                  Highways & Railtracks - 3.5%
     680,252      OHL Mexico SAB de CV*                                  $ 1,268,955
                                                                         -----------
                  Total Transportation                                   $ 1,942,530
                                                                         -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

      Shares                                                                   Value
                  Automobiles & Components - 8.2%
                  Auto Parts & Equipment - 5.4%
     293,378      Tupy SA                                                $ 1,966,175
                                                                         -----------
                  Automobile Manufacturers - 2.8%
     191,852      Tata Motors, Ltd.                                      $ 1,015,687
                                                                         -----------
                  Total Automobiles & Components                         $ 2,981,862
                                                                         -----------
                  Consumer Durables & Apparel - 5.0%
                  Leisure Products - 5.0%
   5,239,000      Goodbaby International Holdings, Ltd.                  $ 1,819,164
                                                                         -----------
                  Total Consumer Durables & Apparel                      $ 1,819,164
                                                                         -----------
                  Consumer Services - 0.0%+
                  Casinos & Gaming - 0.0%+
       1,339      NagaCorp, Ltd.                                         $     1,091
                                                                         -----------
                  Total Consumer Services                                $     1,091
                                                                         -----------
                  Food, Beverage & Tobacco - 4.2%
                  Packaged Foods & Meats - 4.2%
     315,141      Flour Mills of Nigeria Plc                             $    67,506
     637,429      Marfrig Global Foods SA*                                 1,443,760
                                                                         -----------
                                                                         $ 1,511,266
                                                                         -----------
                  Total Food, Beverage & Tobacco                         $ 1,511,266
                                                                         -----------
                  Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
                  Pharmaceuticals - 1.2%
      14,216      Hikma Pharmaceuticals Plc                              $   435,929
                                                                         -----------
                  Total Pharmaceuticals, Biotechnology & Life Sciences   $   435,929
                                                                         -----------
                  Banks - 13.7%
                  Diversified Banks - 13.7%
           32     Banco Santander Brasil SA (A.D.R.)                     $       161
      423,000     China Construction Bank Corp.                              344,277
          595     Credicorp, Ltd.                                             95,307
       28,892     Erste Group Bank AG                                        662,499
       36,810     ICICI Bank, Ltd.                                           204,734
      473,000     Industrial & Commercial Bank of China, Ltd.                343,612
          775     Mega Financial Holding Co., Ltd.                               596
      921,027     Philippine National Bank*                                1,642,368
      191,889     Piraeus Bank SA*                                           211,142
      106,454     TBC Bank JSC (G.D.R.)*                                   1,339,967
    6,200,885     United Bank for Africa Plc                                 146,382
                                                                         -----------
                                                                         $ 4,991,045
                                                                         -----------
                  Total Banks                                            $ 4,991,045
                                                                         -----------
                  Diversified Financials - 1.4%
                  Consumer Finance - 0.4%
      70,776      Credito Real SAB de CV                                 $   151,615
                                                                         -----------
                  Investment Banking & Brokerage - 1.0%
     140,400      Haitong Securities Co., Ltd.                           $   351,053
                                                                         -----------
                  Total Diversified Financials                           $   502,668
                                                                         -----------
                  Real Estate - 1.4%
                  Diversified REIT - 0.6%
     141,546      Mexico Real Estate Management SA de CV                 $   235,910
                                                                         -----------

    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

       Shares                                                                  Value
                  Real Estate Development - 0.8%
      150,390     Emaar Properties PJSC                                  $   288,535
                                                                         -----------
                  Total Real Estate                                      $   524,445
                                                                         -----------
                  Software & Services - 4.8%
                  IT Consulting & Other Services - 4.8%
   13,137,000     China ITS Holdings Co., Ltd.                           $ 1,743,329
                                                                         -----------
                  Total Software & Services                              $ 1,743,329
                                                                         -----------
                  Technology Hardware & Equipment - 1.7%
                  Electronic Manufacturing Services - 1.7%
      223,910     Hon Hai Precision Industry Co., Ltd.                   $   616,491
                                                                         -----------
                  Total Technology Hardware & Equipment                  $   616,491
                                                                         -----------
                  Semiconductors & Semiconductor Equipment - 7.0%
                  Semiconductor Equipment - 6.0%
      174,214     Wonik IPS Co., Ltd.*                                   $ 2,192,259
                                                                         -----------
                  Semiconductors - 1.0%
        8,504     SK Hynix, Inc.                                         $   368,024
                                                                         -----------
                  Total Semiconductors & Semiconductor Equipment         $ 2,560,283
                                                                         -----------
                  Telecommunication Services - 6.1%
                  Wireless Telecommunication Services - 6.1%
      630,895     Global Telecom Holding SAE (G.D.R.)*                   $ 1,794,422
      750,000     Global Telecom Holding SAE*                                416,431
                                                                         -----------
                                                                         $ 2,210,853
                                                                         -----------
                  Total Telecommunication Services                       $ 2,210,853
                                                                         -----------
                  Utilities - 5.7%
                  Independent Power Producers & Energy Traders - 0.3%
      256,000     CGN Power Co., Ltd.                                    $   111,254
                                                                         -----------
                  Renewable Energy - 5.4%
    6,099,000     Huaneng Renewables Corp., Ltd.*                        $ 1,963,579
                                                                         -----------
                  Total Utilities                                        $ 2,074,833
                                                                         -----------
                  TOTAL COMMON STOCKS
                  (Cost $39,943,715)                                     $34,150,076
                                                                         -----------

    Principal
   Amount ($)
                  CORPORATE BONDS - 0.2%
                  Household & Personal Products - 0.2%
                  Personal Products - 0.2%
 BRL  136,000     Hypermarcas SA, 11.3%, 10/15/18 (b)                    $    26,443
 BRL  136,000     Hypermarcas SA, 3.0%, 10/15/15 (b)                          64,293
                                                                         -----------
                                                                         $    90,736
                                                                         -----------
                  Total Household & Personal Products                    $    90,736
                                                                         -----------
                  TOTAL CORPORATE BONDS
                  (Cost $137,723)                                        $    90,736
                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

      Shares                                                                   Value

                  EQUITY LINKED NOTES - 3.0%
                  Retailing - 0.5%
                  Apparel Retail - 0.5%
       7,113      Fawaz Abdulaziz Alhokair & Co.                         $   188,621
                                                                         -----------
                  Total Retailing                                        $   188,621
                                                                         -----------
                  Health Care Equipment & Services - 1.6%
                  Health Care Facilities - 1.6%
      17,243      Al Mouwasat Medical Services                           $   569,834
                                                                         -----------
                  Total Health Care Equipment & Services                 $   569,834
                                                                         -----------
                  Diversified Financials - 0.9%
                  Other Diversified Financial Services - 0.9%
      31,356      Samba Financial Group                                  $   322,569
                                                                         -----------
                  Total Diversified Financials                           $   322,569
                                                                         -----------
                  TOTAL EQUITY LINKED NOTES
                  (Cost $858,925)                                        $ 1,081,024
                                                                         -----------
                  RIGHTS / WARRANTS - 0.0%+
                  Household & Personal Products - 0.0%+
                  Personal Products - 0.0%+
         136      Hypermarcas SA, 10/15/15 (b)                           $        --
                                                                         -----------
                  Total Household & Personal Products                    $        --
                                                                         -----------
                  TOTAL RIGHTS / WARRANTS
                  (Cost $--)                                             $        --
                                                                         -----------
                  TOTAL INVESTMENT IN SECURITIES - 97.1%
                  (Cost $40,983,163) (a)(c)                              $35,363,528
                                                                         -----------
                  OTHER ASSETS & LIABILITIES - 2.9%                      $ 1,058,160
                                                                         -----------
                  TOTAL NET ASSETS - 100.0%                              $36,421,688
                                                                         ===========

    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

+        Amount rounds to less than 0.1%.

*        Non-income producing security.

REIT     Real Estate Investment Trust.

(A.D.R.) American Depositary Receipts.

(G.D.R.) Global Depositary Receipts.

(a) At December 31, 2014, the net unrealized depreciation on investments based on cost for federal income tax purposes of $41,463,744 was as follows:

          Aggregate gross unrealized appreciation for all investments in which
          there is an excess of value over tax cost                               $ 1,598,005

          Aggregate gross unrealized depreciation for all investments in which
          there is an excess of tax cost over value                                (7,698,221)
                                                                                  -----------
          Net unrealized depreciation                                             $(6,100,216)
                                                                                  ===========

(b) Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements -- Notes 1A.

(c) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

China                                                                      25.2%
Brazil                                                                     10.0%
Russia                                                                      7.7%
South Korea                                                                 7.2%
Egypt                                                                       6.3%
Mexico                                                                      5.6%
Australia                                                                   5.1%
Philippines                                                                 4.6%
Italy                                                                       4.4%
Republic of Georgia                                                         3.8%
Saudi Arabia                                                                3.1%
India                                                                       3.5%
United Arab Emirates                                                        2.7%
Kenya                                                                       2.0%
Austria                                                                     1.9%
Taiwan                                                                      1.7%
Hong Kong                                                                   1.4%
United Kingdom                                                              1.2%
South Africa                                                                1.1%
Other (individually less than 1.0%)                                         1.5%
                                                                          ------
                                                                          100.0%
                                                                          ======

NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise noted:

BRL      Brazilian Real

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 aggregated $53,770,682 and $88,610,810, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's assets:

                                                                         Level 1        Level 2        Level 3         Total
Preferred Stock                                                      $          --    $    41,692    $        --    $    41,692
Common Stocks
   Capital Goods
      Construction & Engineering                                           320,966      1,569,262             --      1,890,228
   Transportation
      Highways & Railtracks                                              1,268,955             --             --      1,268,955
   Food, Beverage & Tobacco
      Packaged Foods & Meats                                                67,506      1,443,760             --      1,511,266
   Banks
      Diversified Banks                                                    241,850      4,749,195             --      4,991,045
   Diversified Financials
      Consumer Finance                                                     151,615             --             --        151,615
   Real Estate
      Diversified REIT                                                     235,910             --             --        235,910
   All Other Common Stocks                                                      --     24,101,057             --     24,101,057
Corporate Bonds                                                                 --             --         90,736         90,736
Equity Linked Notes                                                             --      1,081,024             --      1,081,024
Warrants                                                                        --             --             --*            --
                                                                     -------------    -----------    -----------    -----------
Total                                                                    2,286,802     32,985,990         90,736     35,363,528
                                                                     =============    ===========    ===========    ===========
Other Financial Instruments
Net unrealized appreciation on forward foreign currency contracts    $          --    $   896,288    $        --    $   896,288
Net unrealized depreciation on forward foreign currency contracts               --        (27,614)            --        (27,614)
                                                                     -------------    -----------    -----------    -----------
Total Other Financial Instruments                                    $          --    $   868,674    $        --    $   868,674
                                                                     =============    ===========    ===========    ===========

* Security is valued at $0.

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of December 31, 2014.

                                   Level 1        Level 2        Level 3        Total
Assets:
Foreign currencies, at value       $    --      $ 2,860,949      $    --     $ 2,860,949
                                   -------      -----------      -------     -----------
Total:                             $    --      $ 2,860,949      $    --     $ 2,860,949
                                   =======      ===========      =======     ===========

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

                                                      Corporate
                                                        Bonds      Warrants     Total
Balance as of 12/31/13                                $ 93,485      $  --**    $ 93,485
Realized gain (loss)1                                       --         --            --
Change in unrealized appreciation (depreciation)2       (2,749)        --        (2,749)
Net purchases                                               --         --            --
Net sales                                                   --         --            --
Transfers in to Level 3*                                    --         --            --
Transfers out of Level 3*                                   --         --            --
                                                      --------      -----      --------
Balance as of 12/31/14                                $ 90,736      $  --      $ 90,736
                                                      ========      =====      ========

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

**  Security is valued at $0.

Net change in unrealized appreciation (depreciation) of investments still held as of 12/31/14:    $ (2,749)
                                                                                                  --------

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Year Ended   Year Ended   Year Ended  Year Ended   Year Ended
                                                                        12/31/14     12/31/13     12/31/12    12/31/11     12/31/10
Class I
Net asset value, beginning of period                                     $ 25.10      $ 25.95      $ 24.08     $ 31.52      $ 27.34
                                                                         -------      -------      -------     -------      -------
Increase (decrease) from investment operations:
   Net investment income (loss)                                          $  0.08(b)   $  0.25      $  0.24     $  0.35      $  0.17
   Net realized and unrealized gain (loss) on investments                  (3.18)       (0.81)        2.53       (7.71)        4.15
                                                                         -------      -------      -------     -------      -------
     Net increase (decrease) from investment operations                  $ (3.10)     $ (0.56)     $  2.77     $ (7.36)     $  4.32
Distribution to shareowners:
   Net investment income                                                 $ (0.17)     $ (0.29)     $ (0.13)    $ (0.08)     $ (0.14)
   Net realized gain                                                       (0.14)          --        (0.77)         --           --
                                                                         -------      -------      -------     -------      -------
Total distributions                                                      $ (0.31)     $ (0.29)     $ (0.90)    $ (0.08)     $ (0.14)
                                                                         -------      -------      -------     -------      -------
Net increase (decrease) in net asset value                               $ (3.41)     $ (0.85)     $  1.87     $ (7.44)     $  4.18
                                                                         -------      -------      -------     -------      -------
Net asset value, end of period                                           $ 21.69      $ 25.10      $ 25.95     $ 24.08      $ 31.52
                                                                         =======      =======      =======     =======      =======
Total return*                                                             (12.55)%      (1.96)%      11.97%     (23.40)%      15.89%
Ratio of total expenses plus interest expense to average net assets (a)     1.65%        1.45%        1.45%       1.47%        1.45%
Ratio of net investment income (loss) to average net assets                 0.33%        0.96%        0.93%       1.13%        0.66%
Portfolio turnover rate                                                      102%          87%         143%        215%          97%
Net assets, end of period (in thousands)                                 $17,521      $32,531      $42,517     $43,727      $65,958

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)   Includes interest expense of 0.03%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
(b)   Calculated using average shares outstanding for the period.

Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Year Ended  Year Ended  Year Ended   Year Ended  Year Ended
                                                                        12/31/14    12/31/13    12/31/12     12/31/11    12/31/10
Class II
Net asset value, beginning of period                                     $ 24.73     $ 25.55     $ 23.71    $   31.04     $ 26.94
                                                                         -------     -------     -------    ---------     -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                         $ (0.02)(b) $  0.19     $  0.18    $    0.27     $  0.13
    Net realized and unrealized gain (loss) on investments                 (3.11)      (0.79)       2.48        (7.60)       4.06
                                                                         -------     -------     -------    ---------     -------
       Net increase (decrease) from investment operations                $ (3.13)    $ (0.60)    $  2.66    $   (7.33)    $  4.19
Distribution to shareowners:
    Net investment income                                                $ (0.05)    $ (0.22)    $ (0.05)   $      --     $ (0.09)
    Net realized gain                                                      (0.14)         --       (0.77)          --          --
                                                                         -------     -------     -------    ---------     -------
Total distributions                                                      $ (0.19)    $ (0.22)    $ (0.82)   $      --     $ (0.09)
                                                                         -------     -------     -------    ---------     -------
Net increase (decrease) in net asset value                               $ (3.32)    $ (0.82)    $  1.84    $   (7.33)    $  4.10
                                                                         -------     -------     -------    ---------     -------
Net asset value, end of period                                           $ 21.41     $ 24.73     $ 25.55    $   23.71     $ 31.04
                                                                         =======     =======     =======    =========     =======
Total return*                                                             (12.80)%     (2.19)%     11.66%      (23.62)%     15.61%
Ratio of total expenses plus interest expense to average net assets (a)     1.87%       1.70%       1.70%        1.72%       1.70%
Ratio of net investment income (loss) to average net assets                (0.09)%      0.69%       0.71%        0.86%       0.40%
Portfolio turnover rate                                                      102%         87%        143%         215%         97%
Net assets, end of period (in thousands)                                 $18,901     $45,217     $53,514    $  52,403     $83,293

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)   Includes interest expense of 0.03%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
(b)   Calculated using average shares outstanding for the period.


Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $40,983,163)                                $35,363,528
  Foreign currencies, at value (cost $3,036,601)                               2,860,949
  Receivables --
     Portfolio shares sold                                                        21,337
     Dividends (Net of foreign taxes withheld of $5,732)                          22,974
     Interest                                                                      1,065
  Net unrealized appreciation on forward foreign currency contracts              896,288
  Other assets                                                                    21,314
                                                                             -----------
         Total assets                                                        $39,187,455
                                                                             -----------
LIABILITIES:
  Payables --
     Portfolio shares repurchased                                            $    72,773
  Due to custodian                                                             2,597,165
  Due to affiliates                                                                2,738
  Accrued expenses                                                                65,477
  Net unrealized depreciation on forward foreign currency contracts               27,614
                                                                             -----------
         Total liabilities                                                   $ 2,765,767
                                                                             -----------
NET ASSETS:
  Paid-in capital                                                            $36,584,719
  Undistributed net investment income                                            486,835
  Accumulated net realized gain on investments, futures contracts and
     foreign currency transactions                                             4,282,517
  Net unrealized depreciation on investments                                  (5,619,635)
  Net unrealized appreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies              687,252
                                                                             -----------
         Total net assets                                                    $36,421,688
                                                                             ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class I (based on $17,521,166/807,892 shares)                             $     21.69
                                                                             ===========
   Class II (based on $18,900,522/882,921 shares)                            $     21.41
                                                                             ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $118,417)                          $    997,052
  Interest (net of foreign taxes withheld of $996)                                      5,201
                                                                                 ------------
        Total investment income                                                                  $  1,002,253
                                                                                                 ------------
EXPENSES:
  Management fees                                                                $    589,689
  Transfer agent fees
     Class I                                                                            1,500
     Class II                                                                           1,500
  Distribution fees
     Class II                                                                          71,521
  Administrative reimbursements                                                        30,383
  Custodian fees                                                                      136,541
  Professional fees                                                                    61,030
  Printing expense                                                                     19,126
  Fees and expenses of nonaffiliated Trustees                                           6,244
  Miscellaneous                                                                        12,161
                                                                                 ------------
     Total operating expenses                                                                    $    929,695
                                                                                                 ------------
     Interest expense                                                                            $     17,091
                                                                                                 ------------
     Total operating expenses and interest expense                                               $    946,786
                                                                                                 ------------
        Net investment income                                                                    $     55,467
                                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                                 $  4,707,974
     Futures contracts                                                                (92,975)
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                             513,283    $  5,128,282
                                                                                 ------------    ------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                                 $(10,900,472)
     Futures contracts                                                                (15,124)
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                             615,266    $(10,300,330)
                                                                                 ------------    ------------
  Net loss on investments, futures contracts and foreign currency transactions                   $ (5,172,048)
                                                                                                 ------------
  Net decrease in net assets resulting from operations                                           $ (5,116,581)
                                                                                                 ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          Year Ended      Year Ended
                                                                                           12/31/14        12/31/13
FROM OPERATIONS:
Net investment income                                                                   $      55,467   $     667,720
Net realized gain on investments, futures contracts and foreign currency transactions       5,128,282       3,121,534
Change in net unrealized appreciation (depreciation) on investments, futures contracts
   and foreign currency transactions                                                      (10,300,330)     (6,569,020)
                                                                                        -------------   -------------
      Net decrease in net assets resulting from operations                              $  (5,116,581)  $  (2,779,766)
                                                                                        -------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class I ($0.17 and $0.29 per share, respectively)                                 $    (204,295)  $    (451,200)
      Class II ($0.05 and $0.22 per share, respectively)                                      (46,453)       (442,636)
Net realized gain:
      Class I ($0.14 and $0.00 per share, respectively)                                      (163,063)             --
      Class II ($0.14 and $0.00 per share, respectively)                                     (132,075)             --
                                                                                        -------------   -------------
          Total distributions to shareowners                                            $    (545,886)  $    (893,836)
                                                                                        -------------   -------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                        $  11,708,993   $  18,415,763
Reinvestment of distributions                                                                 545,886         893,836
Cost of shares repurchased                                                                (47,918,487)    (33,918,899)
                                                                                        -------------   -------------
      Net decrease in net assets resulting from Portfolio share transactions            $ (35,663,608)  $ (14,609,300)
                                                                                        -------------   -------------
      Net decrease in net assets                                                        $ (41,326,075)  $ (18,282,902)
NET ASSETS:
Beginning of year                                                                       $  77,747,763   $  96,030,665
                                                                                        -------------   -------------
End of year                                                                             $  36,421,688   $  77,747,763
                                                                                        =============   =============
Undistributed net investment income                                                     $     486,835   $     168,833
                                                                                        =============   =============

                                    '14 Shares         '14 Amount       '13 Shares      '13 Amount
CLASS I
Shares sold                            109,822       $   2,673,992        207,043      $  4,980,500
Reinvestment of distributions           13,931             367,357         20,996           451,200
Less shares repurchased               (611,743)        (15,664,341)      (570,778)      (13,614,916)
                                    ----------       -------------       --------      ------------
      Net decrease                    (487,990)      $ (12,622,992)      (342,739)     $ (8,183,216)
                                    ==========       =============       ========      ============
CLASS II
Shares sold                            375,677       $   9,035,001        559,290      $ 13,435,263
Reinvestment of distributions            6,851             178,529         20,889           442,636
Less shares repurchased             (1,328,187)        (32,254,146)      (846,236)      (20,303,983)
                                    ----------       -------------       --------      ------------
      Net decrease                    (945,659)      $ (23,040,616)      (266,057)     $ (6,426,084)
                                    ==========       =============       ========      ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets VCT Portfolio (the Portfolio) is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to seek long-term capital growth.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such Funds' net asset value.

    The Portfolio invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolio determines its net asset value. Consequently, the Board of Trustees of the Portfolio has determined that daily adjustments to the valuation of securities of non-U.S. issuers by utilizing an independent pricing service that supplies an appropriate fair value factor is appropriate for the Portfolio.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

    At December 31, 2014 there were three securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers) representing 0.2% of net assets.

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

C.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.  Forward Foreign Currency Contracts

    The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

E.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2014, the Portfolio paid no such taxes.

    In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of December 31, 2014, the Portfolio had no reserve related to capital gains.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $513,283 to increase undistributed net investment income and $513,283 to decrease accumulated net realized gain on investments, futures contracts and foreign currency transactions to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

--------------------------------------------------------------------------------
                                                           2014           2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                        $   250,748     $ 893,836
Long-term capital gain                                     295,138             -
                                                       -----------     ---------
  Total distributions                                  $   545,886     $ 893,836
                                                       ===========     =========
Distributable Earnings
Undistributed ordinary income                          $ 2,817,617
Undistributed long-term
  capital gain                                           3,284,235
Net unrealized depreciation                             (6,264,883)
                                                       -----------
  Total                                                $  (163,031)
                                                       ===========

    The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward contracts.

F.  Portfolio Shares and Class Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.

G.  Risks

    The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social and economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. As of December 31, 2014 there were no outstanding repurchase agreements.

I.  Futures Contracts

    The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market, interest rate and counterparty risks, which may exceed the amounts recognized by the Portfolio. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

    open during the year ended December 31, 2014 was $137,152. There are no open futures contacts at year ended December 31, 2014.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Portfolio. Effective December 1, 2013, Management fees are calculated daily at the annual rate of 1.10% of the Portfolio's average daily net assets. Prior to December 1, 2013, management fees were calculated daily at the annual rate of 1.15% of the Portfolio's average daily net asset.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,230 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $250 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for(1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $258 in distribution fees payable to PFD at December 31, 2014.

5. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The average value of contracts open during the year ended December 31, 2014 was $2,309,895. As of December 31, 2014, open contracts were as follows.

-----------------------------------------------------------------------------------------------------------------------
                                               Quantity/                                     US $             Net
Currency                                      Purchased/         Book      Settlement      Value at        Unrealized
Description             Counterparty            (Sold)          Value         Date         12/31/14       Appreciation
-----------------------------------------------------------------------------------------------------------------------
BRL (Brazilian Real)    Deutsche Bank         (2,334,753)    $  934,462      1/16/15      $  (876,116)         $ 58,346
BRL (Brazilian Real)    Brown Brothers
                           Harriman & Co.        (43,916)        16,587       1/2/15          (16,525)               62
EURO
  (European Euro)       Deutsche Bank         (2,350,075)     2,976,221      1/16/15       (2,844,528)          131,693
NGN (Nigerian Naira)    Goldman Sachs         13,556,225        (70,605)     1/23/15           71,940             1,335
NGN (Nigerian Naira)    Goldman Sachs        (42,750,494)       242,556      1/23/15         (226,869)           15,687
RUB (Russian Ruble)     Deutsche Bank        (99,045,392)     2,384,338      1/16/15       (1,695,173)          689,165
-----------------------------------------------------------------------------------------------------------------------
Total                                                                                                          $896,288
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                               Quantity/                                     US $             Net
Currency                                      Purchased/          Book     Settlement      Value at        Unrealized
Description             Counterparty            (Sold)           Value        Date         12/31/14       Depreciation
-----------------------------------------------------------------------------------------------------------------------
ZAR (South
  African Rand)         Deutsche Bank         11,528,697     $(1,022,865)    1/16/15       $995,251          $(27,614)
-----------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

6. Offsetting Assets and Liabilities

Financial instruments subject to an enforceable master netting agreement have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Portfolio as of December 31, 2014.

--------------------------------------------------------------------------------
Assets:
                                               Gross Amounts
                                             Not Offset in the
                                                Statement of
                                           Assets and Liabilities
                             Gross        -------------------------
                          Amounts of                        Cash
                          Recognized       Financial     Collateral
Description                 Assets        Instruments     Received    Net Amount
--------------------------------------------------------------------------------
Forward foreign
  currency contracts       $896,288          $  --          $  --       $896,288
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Liabilities:
                                                Gross Amounts
                                              Not Offset in the
                                                 Statement of
                                            Assets and Liabilities
                             Gross        -------------------------
                          Amounts of                         Cash
                          Recognized                      Financial
Description               Liabilities     Instruments      Pledged    Net Amount
--------------------------------------------------------------------------------
Forward foreign
  currency contracts        $27,614          $  --          $  --        $27,614
--------------------------------------------------------------------------------

7. Additional Disclosures about Derivative Instruments and Hedging Activities:

Values of derivative instruments as of December 31, 2014 were as follows:

-------------------------------------------------------------------------------------------------------------------
         Derivatives Not
        Accounted for as                     Asset Derivatives 2014               Liabilities Derivatives 2014
       Hedging Instruments            -----------------------------------------------------------------------------
        Under Accounting                Statement of Assets                    Statement of Assets
     Standards Codification               and Liabilities                        and Liabilities
           (ASC) 815                         Location                Value           Location                 Value
-------------------------------------------------------------------------------------------------------------------
Forward foreign currency contracts    Net unrealized                           Net unrealized
                                      appreciation on forward                  depreciation on forward
                                      foreign currency contracts   $896,288    foreign currency contracts   $27,614
                                                                   --------                                 -------
   Total                                                           $896,288                                 $27,614

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2014 was as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                                          Change in
                                                                                                          Unrealized
                                                                                       Realized Gain    Appreciation or
Derivatives Not Accounted for                                                          or (Loss) on    (Depreciation) on
as Hedging Instruments Under            Location of Gain or (Loss)                      Derivatives       Derivatives
    Accounting Standards                on Derivatives Recognized                       Recognized       Recognized in
   Codification (ASC) 815                       in Income                               in Income           Income
------------------------------------------------------------------------------------------------------------------------
Forward foreign currency contracts     Net realized gain (loss) on forward foreign
                                       currency contracts                                $534,388
Forward foreign currency contracts     Change in unrealized appreciation
                                       (depreciation) on forward foreign
                                       currency contracts                                                  $787,484
Futures contracts                      Net realized gain (loss) on futures contracts     $(92,975)
Futures contracts                      Change in unrealized appreciation
                                       (depreciation) on futures contracts                                 $(15,124)
------------------------------------------------------------------------------------------------------------------------

8. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Emerging Markets VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Emerging Markets VCT Portfolio (one of the portfolios constituting Pioneer Variable Contracts Trust) (the "Fund"), as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Emerging Markets VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Emerging Markets VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that they were satisfied with PIM's investment discipline and approach in the prevailing market conditions, notwithstanding relatively poor peer comparisons of total return over the 3- and 5-year periods.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees considered that the Portfolio's management fee was only three basis points higher than the management fee at the bottom of the third quintile of funds in the Portfolio's Morningstar peer group. The Trustees considered that the expense ratio of the Portfolio's Class II shares for the twelve months ended June 30, 2014 was in the fifth quintile relative to its Morningstar peer group and in the fifth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees noted the Portfolio's relatively small asset size compared to most of the other funds in its peer groups. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio, noting that non- management fee operating expenses generally are spread over a smaller asset base than the other funds in its peer groups, which results in these fees being significantly higher as a percentage of assets.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION            TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO           LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Thomas J. Perna (64)              Trustee since 2006. Serves   Private investor (2004 - 2008 and   Director, Broadridge Financial
Chairman of the Board             until a successor trustee    2013 - present); Chairman (2008 -   Solutions, Inc. (investor
and Trustee                       is elected or earlier        2013) and Chief Executive Officer   communications and securities
                                  retirement or removal.       (2008 - 2012), Quadriserv, Inc.     processing provider for financial
                                                               (technology products for            services industry) (2009 -
                                                               securities lending industry); and   present); Director, Quadriserv,
                                                               Senior Executive Vice President,    Inc. (2005 - 2013); and
                                                               The Bank of New York (financial     Commissioner, New Jersey State
                                                               and securities services) (1986 -    Civil Service Commission (2011 -
                                                               2004)                               present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)                Trustee since 2005. Serves   Managing Partner, Federal City      Director of New York Mortgage
Trustee                           until a successor trustee    Capital Advisors (corporate         Trust (publicly-traded mortgage
                                  is elected or earlier        advisory services company) (1997    REIT) (2004 - 2009, 2012 -
                                  retirement or removal.       - 2004 and 2008 - present);         present); Director of The Swiss
                                                               Interim Chief Executive Officer,    Helvetia Fund, Inc. (closed-end
                                                               Oxford Analytica, Inc.              fund) (2010 - present); Director
                                                               (privately-held research and        of Oxford Analytica, Inc. (2008
                                                               consulting company) (2010);         - present); and Director of
                                                               Executive Vice President and        Enterprise Community Investment,
                                                               Chief Financial Officer, I-trax,    Inc. (privately-held affordable
                                                               Inc. (publicly traded health care   housing finance company) (1985 -
                                                               services company) (2004 - 2007);    2010)
                                                               and Executive Vice President and
                                                               Chief Financial Officer, Pedestal
                                                               Inc. (internet-based mortgage
                                                               trading company) (2000 - 2002);
                                                               Private consultant (1995-1997),
                                                               Managing Director, Lehman
                                                               Brothers (investment banking firm)
                                                               (1992-1995); and Executive, The
                                                               World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)         Trustee since 2008. Serves   William Joseph Maier Professor of   Trustee, Mellon Institutional
Trustee                           until a successor trustee    Political Economy, Harvard          Funds Investment Trust and
                                  is elected or earlier        University (1972 - present)         Mellon Institutional Funds
                                  retirement or removal.                                           Master Portfolio (oversaw 17
                                                                                                   portfolios in fund complex)
                                                                                                   (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Margaret B.W. Graham (67)            Trustee since 2000. Serves   Founding Director, Vice President   None
Trustee                              until a successor trustee    and Corporate Secretary, The
                                     is elected or earlier        Winthrop Group, Inc. (consulting
                                     retirement or removal.       firm) (1982 - present); Desautels
                                                                  Faculty of Management, McGill
                                                                  University (1999 - present); and
                                                                  Manager of Research Operations and
                                                                  Organizational Learning, Xerox
                                                                  PARC, Xerox's advance research
                                                                  center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)             Trustee since 1995. Serves   President and Chief Executive       Director of New America High
Trustee                              until a successor trustee    Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
                                     is elected or earlier        Inc. (investment banking firm)      investment company) (2004 -
                                     retirement or removal.       (1981 - present)                    present); and Member, Board of
                                                                                                      Governors, Investment Company
                                                                                                      Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)               Trustee since 2014. Serves   Consultant (investment company      None
Trustee                              until a successor trustee    services) (2012 - present);
                                     is elected or earlier        Executive Vice President, BNY
                                     retirement or removal.       Mellon (financial and investment
                                                                  company services) (1969 - 2012);
                                                                  Director, BNY International
                                                                  Financing Corp. (financial
                                                                  services) (2002 - 2012); and
                                                                  Director, Mellon Overseas
                                                                  Investment Corp. (financial
                                                                  services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                                 OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE             PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Kenneth J. Taubes (56)*              Trustee since 2014. Serves    Director and Executive Vice          None
Trustee                              until a successor trustee     President (since 2008) and Chief
                                     is elected or earlier         Investment Officer, U.S. (since
                                     retirement or removal.        2010) of PIM-USA; Executive Vice
                                                                   President of Pioneer (since
                                                                   2008); Executive Vice President
                                                                   of Pioneer Institutional Asset
                                                                   Management, Inc. (since 2009);
                                                                   and Portfolio Manager of Pioneer
                                                                   (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Lorraine Monchak (58)**              Advisory Trustee since      Chief Investment Officer, 1199        None
Advisory Trustee                     2014.                       SEIU Funds (healthcare workers
                                                                 union pension funds) (2001 -
                                                                 present); Vice President -
                                                                 International Investments Group,
                                                                 American International Group,
                                                                 Inc. (insurance company) (1993 -
                                                                 2001); Vice President Corporate
                                                                 Finance and Treasury Group,
                                                                 Citibank, N.A.(1980 - 1986 and
                                                                 1990 - 1993); Vice President -
                                                                 Asset/Liability Management Group,
                                                                 Federal Farm Funding Corporation
                                                                 (government-sponsored issuer of
                                                                 debt securities) (1988-1990);
                                                                 Mortgage Strategies Group,
                                                                 Shearson Lehman Hutton, Inc.
                                                                 (investment bank) (1987 - 1988);
                                                                 and Mortgage Strategies Group,
                                                                 Drexel Burnham Lambert, Ltd.
                                                                 (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

** Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY OFFICER
Lisa M. Jones (52)                   Since 2014. Serves at the   Chair, Director, CEO and             None
President and Chief                  discretion of the Board     President of Pioneer Investment
Executive Officer                                                Management-USA (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Investment
                                                                 Management, Inc. (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Funds
                                                                 Distributor, Inc. (since
                                                                 September 2014); Chair, Director,
                                                                 CEO and President of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. (since September 2014); and
                                                                 Chair, Director, and CEO of
                                                                 Pioneer Investment Management
                                                                 Shareholder Services, Inc. (since
                                                                 September 2014); Managing
                                                                 Director, Morgan Stanley
                                                                 Investment Management (2010 -
                                                                 2013); and Director of
                                                                 Institutional Business, CEO of
                                                                 International, Eaton Vance
                                                                 Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)           Since 2003. Serves at the   Vice President and Associate         None
Secretary and Chief                  discretion of the Board.    General Counsel of Pioneer since
Legal Officer                                                    January 2008; Secretary and Chief
                                                                 Legal Officer of all of the
                                                                 Pioneer Funds since June 2010;
                                                                 Assistant Secretary of all of the
                                                                 Pioneer Funds from September 2003
                                                                 to May 2010; and Vice President
                                                                 and Senior Counsel of Pioneer
                                                                 from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)               Since 2010. Serves at the   Fund Governance Director of          None
Assistant Secretary                  discretion of the Board.    Pioneer since December 2006 and
                                                                 Assistant Secretary of all the
                                                                 Pioneer Funds since June 2010;
                                                                 Manager - Fund Governance of
                                                                 Pioneer from December 2003 to
                                                                 November 2006; and Senior
                                                                 Paralegal of Pioneer from January
                                                                 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION              TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 HELD BY OFFICER
Thomas Reyes (52)                   Since 2010. Serves at the    Senior Counsel of Pioneer since      None
Assistant Secretary                 discretion of the Board.     May 2013 and Assistant Secretary
                                                                 of all the Pioneer Funds since
                                                                 June 2010; and Counsel of Pioneer
                                                                 from June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)                Since 2008. Serves at the    Vice President - Fund Treasury of    None
Treasurer and Chief Financial       discretion of the Board.     Pioneer; Treasurer of all of the
and Accounting Officer                                           Pioneer Funds since March 2008;
                                                                 Deputy Treasurer of Pioneer from
                                                                 March 2004 to February 2008; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds from March 2004 to
                                                                 February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)               Since 2000. Serves at the    Director - Fund Treasury of          None
Assistant Treasurer                 discretion of the Board.     Pioneer; and Assistant Treasurer
                                                                 of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)                  Since 2002. Serves at the    Fund Accounting Manager - Fund       None
Assistant Treasurer                 discretion of the Board.     Treasury of Pioneer; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)               Since 2009. Serves at the    Fund Administration Manager -        None
Assistant Treasurer                 discretion of the Board.     Fund Treasury of Pioneer since
                                                                 November 2008; Assistant
                                                                 Treasurer of all of the Pioneer
                                                                 Funds since January 2009; and
                                                                 Client Service Manager -
                                                                 Institutional Investor Services
                                                                 at State Street Bank from March
                                                                 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)                Since 2010. Serves at the    Chief Compliance Officer of          None
Chief Compliance Officer            discretion of the Board.     Pioneer and of all the Pioneer
                                                                 Funds since March 2010; Chief
                                                                 Compliance Officer of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. since January 2012; Chief
                                                                 Compliance Officer of Vanderbilt
                                                                 Capital Advisors, LLC since July
                                                                 2012: Director of Adviser and
                                                                 Portfolio Compliance at Pioneer
                                                                 since October 2005; and Senior
                                                                 Compliance Officer for Columbia
                                                                 Management Advisers, Inc. from
                                                                 October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)                Since 2006. Serves at the    Director - Transfer Agency           None
Anti-Money Laundering Officer       discretion of the Board.     Compliance of Pioneer and
                                                                 Anti-Money Laundering Officer of
                                                                 all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18658-09-0215

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer High Yield VCT Portfolio -- Class I and II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio

  Portfolio and Performance Update                                            2

  Comparing Ongoing Portfolio Expenses                                        3

  Portfolio Management Discussion                                             4

  Schedule of Investments                                                     7

  Financial Statements                                                       25

  Notes to Financial Statements                                              30

  Report of Independent Registered Public Accounting Firm                    35

  Approval of Investment Advisory Agreement                                  37

  Trustees, Officers, and Service Providers                                  40

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                           57.9%
Convertible Corporate Bonds                                    15.5%
International Corporate Bonds                                   9.4%
U.S. Common Stocks                                              7.3%
Senior Secured Loans                                            3.8%
Convertible Preferred Stocks                                    2.5%
U.S. Preferred Stocks                                           1.7%
Collateralized Mortgage Obligations                             0.7%
Asset Backed Securities                                         0.7%
International Common Stocks                                     0.5%

Five Largest Holdings
(As a percentage of long-term holdings)*

--------------------------------------------------------------------------------
1. Crown Cork & Seal Co.,
   Inc., 7.375%, 12/15/26                                                  1.18%
--------------------------------------------------------------------------------
2. Ball Corp., 4.0%, 11/15/23                                              1.17%
--------------------------------------------------------------------------------
3. Frontier Communications
   Corp., 8.75%, 4/15/22                                                   1.14%
--------------------------------------------------------------------------------
4. CHS, Inc., 7.125%, 7/15/20                                              1.09%
--------------------------------------------------------------------------------
5. ON Semiconductor Corp.,
   2.625%, 12/15/26                                                        1.04%
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                             12/31/14          12/31/13
    Class I                                             $9.65            $10.49
    Class II                                            $9.59            $10.44

                                 Net
Distributions per Share          Investment     Short-Term        Long-Term
(1/1/14 - 12/31/14)              Income         Capital Gains     Capital Gains
      Class I                    $0.4890        $0.0339           $0.3585
      Class II                   $0.4604        $0.0339           $0.3585

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer High Yield VCT Portfolio at net asset value during the periods shown, compared to that of the Bank of America (BofA) Merrill Lynch (ML) High Yield Master II Index and the BofA ML All-Convertibles Speculative Quality Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer High Yield          Pioneer  High  Yield         BofA ML High Yield     BofA ML All-Convertibles
                 VCT Portfolio, Class  I     VCT Portfolio, Class II      Master II Index        Speculative Quality Index
12/31/2004       $10,000                     $10,000                      $10,000                $10,000
12/31/2005       $10,195                     $10,170                      $10,272                $10,135
12/31/2006       $11,063                     $11,009                      $11,478                $11,925
12/31/2007       $11,721                     $11,624                      $11,735                $12,400
12/31/2008       $ 7,569                     $ 7,482                      $ 8,638                $ 6,727
12/31/2009       $12,147                     $11,973                      $13,606                $12,260
12/31/2010       $14,339                     $14,089                      $15,672                $14,770
12/31/2011       $14,098                     $13,801                      $16,359                $13,756
12/31/2012       $16,365                     $15,971                      $18,909                $16,079
12/31/2013       $18,341                     $17,860                      $20,311                $19,762
12/31/2014       $18,357                     $17,808                      $20,820                $21,028

The BofA ML High Yield Master II Index is an unmanaged, commonly accepted measure of the performance of high-yield securities. The BofA ML All-Convertibles Speculative Quality Index is an unmanaged index of high-yield U.S. convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
                                                                         BofA ML
                                                    BofA ML     All-Convertibles
                                                 High Yield          Speculative
                 Class I        Class II    Master II Index        Quality Index
--------------------------------------------------------------------------------
10 Years           6.26%           5.94%              7.61%                7.44%
5 Years            8.61%           8.26%              8.88%               11.39%
1 Year             0.09%          -0.29%              2.50%                6.41%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12B-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                   $1,000.00          $1,000.00
Ending Account Value on 12/31/14                    $  947.91          $  945.39
Expenses Paid During Period*                        $    4.22          $    5.39

* Expenses are equal to the Fund's annualized expense ratio of 0.86% and 1.10% for Class I and Class II respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                   $1,000.00          $1,000.00
Ending Account Value on 12/31/14                    $1,020.87          $1,019.66
Expenses Paid During Period*                        $    4.38          $    5.60

* Expenses are equal to the Fund's annualized expense ratio of 0.86% and 1.10% for Class I and Class II respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

High-yield bonds posted strong gains through the first half of the 12-month period ended December 31, 2014, before encountering see-sawing volatility over the second half. In the following discussion, portfolio managers Tracy Wright and Andrew Feltus discuss the factors that led to the market's inconsistencies, and Pioneer High Yield VCT Portfolio's underperformance of its primary benchmark during the 12-month period. Ms. Wright, lead portfolio manager of the Portfolio, a senior vice president and a portfolio manager at Pioneer, and Mr. Feltus, Director of High Yield and Bank Loans, a senior vice president and a portfolio manager at Pioneer, are responsible for the day-to-day management of the Portfolio.

Q: How did the Portfolio perform during the 12-month period ended December 31, 2014?

A: Pioneer High Yield VCT Portfolio's Class I shares returned 0.09% at net asset value during the 12-month period ended December 31, 2014, and Class II shares returned -0.29%. During the same period, the Portfolio's benchmarks, the Bank of America Merrill Lynch (BofA ML) High Yield Master II Index and the BofA ML All-Convertibles Speculative Quality Index, returned 2.50% and 6.41%, respectively, while the average return of the 112 variable portfolios in Lipper's High Current Yield Underlying Funds category was 1.59%.

Q: How would you characterize the investment environment in the high-yield market during the 12-month period ended December 31, 2014?

A: The high-yield market was very stable during the first half of the period and moved steadily upward, unaffected by either positive or negative news. The U.S. economy continued to grow at a moderate pace as the U.S. Federal Reserve System (the Fed) kept short-term interest rates historically low while tapering its stimulative bond-purchasing program known as quantitative easing. Market volatility picked up in July 2014, however, and remained a constant throughout the second half of the 12-month period. The market became unsettled after Fed Chair Janet Yellen commented that certain markets, including the high-yield bond market, might have become overvalued. Ms. Yellen's comment led to record outflows from high-yield bond funds, but the phenomenon was short-lived because spread widening eventually brought buyers back into the market (credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities). Post Labor Day, heavy new issuance combined with a drop in oil prices pushed secondary high-yield bond spreads even wider, but positive corporate financial results helped the market pick-up again shortly thereafter. Oil prices continued their slide as the period progressed as supply increased and OPEC (Organization of Petroleum Exporting Countries) voted to maintain - not decrease - production levels in late November, driving spreads higher into year end.

Q: What were the main factors behind the Portfolio's underperformance of its primary benchmark (the BofA ML High Yield Master II Index) during the 12-month period ended December 31, 2014, and which factors aided relative returns?

A: Overall, negative security selection results in the high-yield bond portion of the Portfolio - particularly in the energy sector - hurt benchmark-relative returns the most. An overweight to energy also was a detractor from relative performance, as were the Portfolio's underweights in media and banking.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

    In addition, security selection results among the Portfolio's convertible securities and equity positions were generally unfavorable for relative performance; but on the positive side, being allocated (and overweight) to those two asset classes actually benefited the Portfolio's benchmark-relative returns.

    Other contributors to the Portfolio's relative returns included security selection and overweightings in health care and technology.

Q: Which individual Portfolio holdings detracted the most from benchmark-relative performance during the 12-month period ended December 31, 2014, and which Portfolio holdings contributed the most to performance?

A: With regard to individual security selection, the Portfolio's holdings of stocks and convertible securities issued by General Cable were the main detractors from benchmark-relative returns during the period. The company is a global supplier of wire and cable, and the major causes of its underperformance this year were continued weakness in European end-markets (particularly Spain and France), a deterioration of results in Brazil, and the negative effects of the devaluation of Argentina's currency. Holdings of the convertible bonds of pharmaceutical company Theravance also proved to be a negative for the Portfolio's performance relative to the benchmark, as the firm experienced slower-than-expected sales growth for two new respiratory drugs. The Portfolio's holdings of the bonds of independent oil and gas firm Swift Energy and energy exploration & production company Samson Resources declined in value due to the sharp drop in the price of oil during the period, while the common shares of copper producer Freeport-McMoRan Copper & Gold underperformed because of the declining price of that commodity.

    Positive performers in the Portfolio during the period included the convertible securities of United Airlines, which benefited from the drop in the price of oil. Consolidation in the pharmaceuticals industry was a positive driver of performance for the common stock of Cubist Pharmaceuticals and the convertible securities of Auxilium Pharmaceuticals during the period, as Merck offered to buy Cubist and Auxilium announced it was being sold to Endo Pharmaceuticals. The Portfolio's holding of the convertible preferred stock of Alere, a life science equipment manufacturer, appreciated during the period due to generally improving business fundamentals within the life sciences field. Alere also benefited from a corporate reorganization that included its divestiture of several non-core business lines. Finally, the Portfolio's position in the convertible securities of Lam Research, a supplier to the semiconductor industry, contributed to relative returns. Increasing demand from manufacturers of semiconductors combined with ongoing capital spending for leading-edge technologies has driven demand for etch-and-clean equipment used to make integrated circuits. Lam Research continued to benefit from its leading position in that market.

Q: The Portfolio's distributions to shareholders declined over the 12-month period ended December 31, 2014. Could you discuss some of the reasons for the reduction?

A: The main factor affecting the Portfolio's income during the period was exposure to convertible securities and equities, which carry lower coupon rates/dividends than high-yield debt instruments. Also, the low-interest-rate environment persisted throughout 2014, putting pressure on reinvestment

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------
A Word About Risk:

Investments in high-yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to prepayments.

The Portfolio may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Derivatives may have a leveraging effect on the Portfolio.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

    rates; that is, as bonds rolled off or matured, we were forced to put the Portfolio's money to work at lower and lower rates, thereby reducing earnings and resulting in a reduced dividend.

Q: Did the Portfolio hold any derivative positions during the 12-month period ended December 31, 2014, and did those positions have a material effect on performance?

A: The Portfolio had very minimal exposure to derivatives during the period (roughly 1% of invested assets at any given time), and the derivatives had a positive impact on performance over the course of the Portfolio's fiscal year.

Q:  What is your outlook as we head into 2015?

A: We generally remain constructive about the near-term prospects for both the U.S. economy and the high-yield market. Lower oil prices are translating into lower gasoline prices, a benefit to the consumer-driven U.S. economy. The U.S. high-yield market is largely made up of bonds issued by companies with U.S.-centric businesses, and so our optimism about the U.S. economy helps us to feel positive about the prospects for the companies in which the Portfolio is invested. On top of that, interest coverage, which is a measure of companies' ability to service their debt, has never been better. We believe high-yield bonds remain attractively valued, given the current outlook for a subdued default rate as well as the generally positive corporate fundamentals.

Please refer to the Schedule of Investments on pages 7 to 24 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              CONVERTIBLE CORPORATE BONDS - 16.5%
                              Energy - 0.8%
                              Oil & Gas Equipment & Services - 0.1%
    85,000                    SEACOR Holdings, Inc., 3.0%, 11/15/28                        $    77,807
                                                                                           -----------
                              Oil & Gas Exploration & Production - 0.4%
   300,000                    Cobalt International Energy, Inc., 2.625%, 12/1/19           $   181,125
   185,000                    Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)          64,750
    90,000                    Energy XXI, Ltd., 3.0%, 12/15/18                                  26,431
                                                                                           -----------
                                                                                           $   272,306
                                                                                           -----------
                              Oil & Gas Storage & Transportation - 0.3%
   200,000                    Golar LNG, Ltd., 3.75%, 3/7/17                               $   205,000
                                                                                           -----------
                              Total Energy                                                 $   555,113
                                                                                           -----------
                              Materials - 0.3%
                              Diversified Metals & Mining - 0.3%
   235,000                    RTI International Metals, Inc., 1.625%, 10/15/19             $   228,391
                                                                                           -----------
                              Total Materials                                              $   228,391
                                                                                           -----------
                              Capital Goods - 0.9%
                              Aerospace & Defense - 0.1%
    95,000                    The KEYW Holding Corp., 2.5%, 7/15/19                        $    85,678
                                                                                           -----------
                              Electrical Components & Equipment - 0.8%
   459,000                    General Cable Corp., 4.5%, 11/15/29 (Step)                   $   331,341
   190,000                    SolarCity Corp., 1.625%, 11/1/19 (144A)                          171,712
                                                                                           -----------
                                                                                           $   503,053
                                                                                           -----------
                              Total Capital Goods                                          $   588,731
                                                                                           -----------
                              Transportation - 0.4%
                              Airlines - 0.4%
    85,000                    United Airlines, Inc., 4.5%, 1/15/15                         $   297,766
                                                                                           -----------
                              Total Transportation                                         $   297,766
                                                                                           -----------
                              Consumer Durables & Apparel - 2.3%
                              Homebuilding - 1.7%
   450,000                    KB Home, 1.375%, 2/1/19                                      $   446,062
   109,000                    Lennar Corp., 2.75%, 12/15/20 (144A)                             220,180
   245,000                    Standard Pacific Corp., 1.25%, 8/1/32                            274,706
   250,000                    The Ryland Group, Inc., 0.25%, 6/1/19                            231,406
                                                                                           -----------
                                                                                           $ 1,172,354
                                                                                           -----------
                              Housewares & Specialties - 0.6%
   365,000                    Jarden Corp., 1.125%, 3/15/34 (144A)                         $   409,028
                                                                                           -----------
                              Total Consumer Durables & Apparel                            $ 1,581,382
                                                                                           -----------
                              Consumer Services - 0.2%
                              Specialized Consumer Services - 0.2%
   100,000                    Ascent Capital Group, Inc., 4.0%, 7/15/20                    $    82,312
    65,000                    Carriage Services, Inc., 2.75%, 3/14/21 (144A)                    70,525
                                                                                           -----------
                                                                                           $   152,837
                                                                                           -----------
                              Total Consumer Services                                      $   152,837
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Media - 0.2%
                              Broadcasting - 0.2%
   175,000                    Liberty Media Corp., 1.375%, 10/15/23                        $   172,594
                                                                                           -----------
                              Total Media                                                  $   172,594
                                                                                           -----------
                              Retailing - 0.5%
                              Internet Retail - 0.5%
   380,000                    Shutterfly, Inc., 0.25%, 5/15/18                             $   359,812
                                                                                           -----------
                              Total Retailing                                              $   359,812
                                                                                           -----------
                              Health Care Equipment & Services - 0.8%
                              Health Care Equipment - 0.1%
    40,000                    Insulet Corp., 2.0%, 6/15/19                                 $    47,050
                                                                                           -----------
                              Health Care Supplies - 0.7%
   400,000                    Alere, Inc., 3.0%, 5/15/16                                   $   416,000
    85,000                    Endologix, Inc., 2.25%, 12/15/18                                  83,141
                                                                                           -----------
                                                                                           $   499,141
                                                                                           -----------
                              Total Health Care Equipment & Services                       $   546,191
                                                                                           -----------
                              Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
                              Biotechnology - 1.8%
   125,000                    ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (144A)          $   127,656
    75,000                    BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18                    88,172
    75,000                    BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20                     91,922
   265,000                    Corsicanto, Ltd., 3.5%, 1/15/32                                  164,631
    50,000                    Cubist Pharmaceuticals, Inc.                                      66,281
    80,000                    Cubist Pharmaceuticals, Inc.                                     108,800
   388,000                    Emergent Biosolutions, Inc., 2.875%, 1/15/21 (144A)              436,258
   163,000                    PDL BioPharma, Inc., 4.0%, 2/1/18                                155,869
                                                                                           -----------
                                                                                           $ 1,239,589
                                                                                           -----------
                              Pharmaceuticals - 1.1%
   200,000                    Jazz Investments I, Ltd., 1.875%, 8/15/21 (144A)             $   226,250
   165,000                    Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19                       300,816
   320,000                    Theravance, Inc., 2.125%, 1/15/23                                247,600
                                                                                           -----------
                                                                                           $   774,666
                                                                                           -----------
                              Total Pharmaceuticals, Biotechnology & Life Sciences         $ 2,014,255
                                                                                           -----------
                              Real Estate - 0.3%
                              Real Estate Operating Companies - 0.3%
   180,000                    Forest City Enterprises, Inc., 3.625%, 8/15/20               $   191,475
                                                                                           -----------
                              Total Real Estate                                            $   191,475
                                                                                           -----------
                              Software & Services - 4.4%
                              Internet Software & Services - 1.9%
   405,000                    Akamai Technologies, Inc., 2/15/19 (144A) (c)                $   421,453
   240,000                    Twitter, Inc., 0.25%, 9/15/19 (144A)                             208,500
   685,000                    WebMD Health Corp., 1.5%, 12/1/20                                684,849
                                                                                           -----------
                                                                                           $ 1,314,802
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST


             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Data Processing & Outsourced Services - 0.6%
   330,000                    Cardtronics, Inc., 1.0%, 12/1/20                             $   326,494
    50,000                    Euronet Worldwide, Inc., 1.5%, 10/1/44 (144A)                     50,844
                                                                                           -----------
                                                                                           $   377,338
                                                                                           -----------
                              Application Software - 1.8%
   105,000                    Citrix Systems, Inc., 0.5%, 4/15/19 (144A)                   $   110,578
   360,000                    Mentor Graphics Corp., 4.0%, 4/1/31                              431,100
   700,000                    Nuance Communications, Inc., 2.75%, 11/1/31                      697,812
                                                                                           -----------
                                                                                           $ 1,239,490
                                                                                           -----------
                              Systems Software - 0.1%
    85,000                    ServiceNow, Inc., 11/1/18 (c)                                $    96,688
                                                                                           -----------
                              Total Software & Services                                    $ 3,028,318
                                                                                           -----------
                              Technology Hardware & Equipment - 1.1%
                              Communications Equipment - 0.7%
   125,000                    Emulex Corp., 1.75%, 11/15/18                                $   113,062
   360,000                    Fannie Mae, 0.5%, 12/15/33                                       341,100
                                                                                           -----------
                                                                                           $   454,162
                                                                                           -----------
                              Electronic Components - 0.4%
   310,000                    Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)          $   279,388
                                                                                           -----------
                              Total Technology Hardware & Equipment                        $   733,550
                                                                                           -----------
                              Semiconductors & Semiconductor Equipment - 1.1%
                              Semiconductors - 1.1%
   628,000                    ON Semiconductor Corp., 2.625%, 12/15/26                     $   746,535
                                                                                           -----------
                              Total Semiconductors & Semiconductor Equipment               $   746,535
                                                                                           -----------
                              Utilities - 0.3%
                              Independent Power Producers & Energy Traders - 0.3%
   235,000                    SunPower Corp., 0.875%, 6/1/21 (144A)                        $   211,500
                                                                                           -----------
                              Total Utilities                                              $   211,500
                                                                                           -----------
                              TOTAL CONVERTIBLE CORPORATE BONDS
                              (Cost $11,158,595)                                           $11,408,450
                                                                                           -----------
                              PREFERRED STOCKS - 1.8%
                              Energy - 0.1%
                              Oil & Gas Storage & Transportation - 0.1%
     4,482       7.62         NuStar Logistics LP Floating Rate Note, 1/15/43
                                                 ,                                         $   115,636
                                                                                           -----------
                              Total Energy                                                 $   115,636
                                                                                           -----------
                              Banks - 0.7%
                              Diversified Banks - 0.6%
    16,000       7.12         Citigroup, Inc., Floating Rate Note (Perpetual)              $   433,920
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Regional Banks - 0.1%
     2,330       6.62         Fifth Third Bancorp, Floating Rate Note (Perpetual)          $    63,679
                                                                                           -----------
                              Total Banks                                                  $   497,599
                                                                                           -----------
                              Diversified Financials - 0.7%
                              Consumer Finance - 0.4%
    10,350       8.12         GMAC Capital Trust I, Floating Rate Note, 2/15/40            $   273,033
                                                                                           -----------
                              Investment Banking & Brokerage - 0.3%
     7,000       7.12         Morgan Stanley, Floating Rate Note (Perpetual)               $   192,710
                                                                                           -----------
                              Total Diversified Financials                                 $   465,743
                                                                                           -----------
                              Utilities - 0.3%
                              Electric Utilities - 0.3%
     8,000                    PPL Capital Funding, Inc., 5.9%, 4/30/73                     $   199,200
                                                                                           -----------
                              Total Utilities                                              $   199,200
                                                                                           -----------
                              TOTAL PREFERRED STOCKS
                              (Cost $1,200,449)                                            $ 1,278,178
                                                                                           -----------
                              CONVERTIBLE PREFERRED STOCKS - 2.6%
                              Energy - 0.6%
                              Oil & Gas Exploration & Production - 0.6%
       900                    Penn Virginia Corp., 6.0% (Perpetual) (144A)                 $    59,288
     9,970                    PetroQuest Energy, Inc., 6.875% (Perpetual)                      325,271
     1,054                    SandRidge Energy, Inc., 7.0% (Perpetual)                          58,365
                                                                                           -----------
                                                                                           $   442,924
                                                                                           -----------
                              Total Energy                                                 $   442,924
                                                                                           -----------
                              Consumer Durables & Apparel - 0.6%
                              Home Furnishings - 0.6%
     5,000                    Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)       $   396,250
                                                                                           -----------
                              Total Consumer Durables & Apparel                            $   396,250
                                                                                           -----------
                              Food, Beverage & Tobacco - 0.3%
                              Packaged Foods & Meats - 0.3%
     2,700                    Post Holdings, Inc., 2.5% (Perpetual) (144A)                 $   227,644
                                                                                           -----------
                              Total Food, Beverage & Tobacco                               $   227,644
                                                                                           -----------
                              Health Care Equipment & Services - 0.9%
                              Health Care Supplies - 0.9%
     1,997                    Alere, Inc., 3.0% (Perpetual)                                $   629,055
                                                                                           -----------
                              Total Health Care Equipment & Services                       $   629,055
                                                                                           -----------
                              Diversified Financials - 0.2%
                              Asset Management & Custody Banks - 0.2%
     2,000                    AMG Capital Trust II, 5.15%, 10/15/37                        $   124,000
                                                                                           -----------
                              Total Diversified Financials                                 $   124,000
                                                                                           -----------
                              TOTAL CONVERTIBLE PREFERRED STOCKS
                              (Cost $1,890,353)                                            $ 1,819,873
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

             Floating
             Rate (b)
    Shares   (unaudited)                                                                         Value
                              COMMON STOCKS - 8.3%
                              Energy - 0.6%
                              Oil & Gas Exploration & Production - 0.2%
     5,400                    Marathon Oil Corp.                                           $   152,766
                                                                                           -----------
                              Oil & Gas Refining & Marketing - 0.4%
     2,700                    Marathon Petroleum Corp.*                                    $   243,702
                                                                                           -----------
                              Total Energy                                                 $   396,468
                                                                                           -----------
                              Materials - 1.2%
                              Commodity Chemicals - 0.8%
     6,590                    Axiall Corp.                                                 $   279,877
     3,319                    LyondellBasell Industries NV                                     263,495
                                                                                           -----------
                                                                                           $   543,372
                                                                                           -----------
                              Diversified Metals & Mining - 0.4%
    11,777                    Freeport-McMoRan, Inc.                                       $   275,111
                                                                                           -----------
                              Total Materials                                              $   818,483
                                                                                           -----------
                              Capital Goods - 1.3%
                              Aerospace & Defense - 0.2%
     5,671                    Orbital Sciences Corp.*                                      $   152,493
                                                                                           -----------
                              Electrical Components & Equipment - 0.4%
    20,112                    General Cable Corp.                                          $   299,669
                                                                                           -----------
                              Construction & Farm Machinery & Heavy Trucks - 0.4%
    15,596                    Commercial Vehicle Group, Inc.*                              $   103,869
     3,800                    Joy Global, Inc.                                                 176,776
                                                                                           -----------
                                                                                           $   280,645
                                                                                           -----------
                              Industrial Machinery - 0.3%
     4,579                    Kennametal, Inc.                                             $   163,882
                                                                                           -----------
                              Total Capital Goods                                          $   896,689
                                                                                           -----------
                              Transportation - 0.2%
                              Marine - 0.2%
   161,006                    Horizon Lines, Inc.*                                         $   101,611
                                                                                           -----------
                              Total Transportation                                         $   101,611
                                                                                           -----------
                              Automobiles & Components - 0.7%
                              Automobile Manufacturers - 0.7%
    32,788                    Ford Motor Co.                                               $   508,214
                                                                                           -----------
                              Total Automobiles & Components                               $   508,214
                                                                                           -----------
                              Consumer Services - 0.3%
                              Restaurants - 0.3%
     2,314                    Starbucks Corp.                                              $   189,864
                                                                                           -----------
                              Total Consumer Services                                      $   189,864
                                                                                           -----------
                              Health Care Equipment & Services - 1.1%
                              Health Care Services - 0.1%
     9,932                    BioScrip, Inc.*                                              $    69,425
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

             Floating
             Rate (b)
    Shares   (unaudited)                                                                         Value
                              Managed Health Care - 1.0%
     4,000                    Aetna, Inc.                                                  $   355,320
     3,308                    Cigna Corp.                                                      340,426
                                                                                           -----------
                                                                                           $   695,746
                                                                                           -----------
                              Total Health Care Equipment & Services                       $   765,171
                                                                                           -----------
                              Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
                              Life Sciences Tools & Services - 1.2%
     1,866                    Bio-Rad Laboratories, Inc.*                                  $   224,965
     4,006                    Thermo Fisher Scientific, Inc.                                   501,912
     1,116                    Waters Corp.*                                                    125,796
                                                                                           -----------
                                                                                           $   852,673
                                                                                           -----------
                              Total Pharmaceuticals, Biotechnology & Life Sciences         $   852,673
                                                                                           -----------
                              Real Estate - 0.6%
                              Real Estate Operating Companies - 0.6%
    19,805                    Forest City Enterprises, Inc.*                               $   421,846
                                                                                           -----------
                              Total Real Estate                                            $   421,846
                                                                                           -----------
                              Technology Hardware & Equipment - 0.8%
                              Computer Storage & Peripherals - 0.2%
     3,800                    EMC Corp.                                                    $   113,012
                                                                                           -----------
                              Technology Hardware, Storage & Peripherals - 0.4%
     9,441                    NCR Corp.*                                                   $   275,111
                                                                                           -----------
                              Electronic Manufacturing Services - 0.2%
     2,633                    TE Connectivity, Ltd.                                        $   166,537
                                                                                           -----------
                              Total Technology Hardware & Equipment                        $   554,660
                                                                                           -----------
                              Telecommunication Services - 0.3%
                              Integrated Telecommunication Services - 0.3%
    25,476                    Windstream Holdings, Inc.                                    $   209,922
                                                                                           -----------
                              Total Telecommunication Services                             $   209,922
                                                                                           -----------
                              TOTAL COMMON STOCKS
                              (Cost $4,207,869)                                            $ 5,715,601
                                                                                           -----------
 Principal
Amount ($)
                              ASSET BACKED SECURITIES - 0.2%
                              Banks - 0.2%
                              Thrifts & Mortgage Finance - 0.2%
   100,000                    Citicorp Residential Mortgage Trust Series 2006-2, 5.918%,
                              9/25/36 (Step)                                               $    89,790
                                                                                           -----------
                              Total Banks                                                  $    89,790
                                                                                           -----------
                              Diversified Financials - 0.0%+
                              Other Diversified Financial Services - 0.0%+
    18,538                    Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)        $    19,964
                                                                                           -----------
                              Total Diversified Financials                                 $    19,964
                                                                                           -----------
                              TOTAL ASSET BACKED SECURITIES
                              (Cost $111,350)                                              $   109,754
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
                              Materials - 0.7%
                              Forest Products - 0.7%
   450,000                    TimberStar Trust 1, 7.5296%, 10/15/36 (144A)                 $   469,667
                                                                                           -----------
                              Total Materials                                              $   469,667
                                                                                           -----------
                              Banks - 0.1%
                              Thrifts & Mortgage Finance - 0.1%
    54,273                    Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)  $    40,781
    31,424                    RALI Series 2003-QS15 Trust, 5.5%, 8/25/33                        32,561
                                                                                           -----------
                                                                                           $    73,342
                                                                                           -----------
                              Total Banks                                                  $    73,342
                                                                                           -----------
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                              (Cost $534,723)                                              $   543,009
                                                                                           -----------
                              CORPORATE BONDS - 69.6%
                              Energy - 15.8%
                              Oil & Gas Drilling - 0.8%
   350,000                    Atwood Oceanics, Inc., 6.5%, 2/1/20                          $   318,500
   190,000                    Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)                        133,000
   130,000                    Offshore Group Investment, Ltd., 7.5%, 11/1/19                    96,850
                                                                                           -----------
                                                                                           $   548,350
                                                                                           -----------
                              Oil & Gas Equipment & Services - 1.9%
   160,000                    Bristow Group, Inc., 6.25%, 10/15/22                         $   159,200
   225,000                    Exterran Partners LP, 6.0%, 10/1/22                              191,250
   398,000                    Exterran Partners LP, 6.0%, 4/1/21                               346,260
   350,000                    Forum Energy Technologies, Inc., 6.25%, 10/1/21                  329,000
   165,000                    Hiland Partners LP, 7.25%, 10/1/20 (144A)                        156,750
   165,000                    McDermott International, Inc., 8.0%, 5/1/21 (144A)               115,500
                                                                                           -----------
                                                                                           $ 1,297,960
                                                                                           -----------
                              Integrated Oil & Gas - 0.2%
    65,000                    American Energy-Permian Basin LLC, 7.375%, 11/1/21 (144A)    $    47,775
   155,000                    Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21                       83,700
                                                                                           -----------
                                                                                           $   131,475
                                                                                           -----------
                              Oil & Gas Exploration & Production - 9.0%
   120,000                    Antero Resources Finance Corp., 6.0%, 12/1/20                $   119,700
   300,000                    Approach Resources, Inc., 7.0%, 6/15/21                          222,000
   150,000                    Berry Petroleum Co., LLC, 6.375%, 9/15/22                        114,000
   520,000                    Carrizo Oil & Gas, Inc., 8.625%, 10/15/18                        520,000
   255,000                    Comstock Resources, Inc., 7.75%, 4/1/19                          181,050
   150,000                    Concho Resources, Inc., 5.5%, 4/1/23                             150,705
   205,000                    Denbury Resources, Inc., 5.5%, 5/1/22                            187,575
   200,000                    EP Energy LLC, 7.75%, 9/1/22                                     187,000
   400,000                    EP Energy LLC, 9.375%, 5/1/20                                    404,000
   195,000                    EPL Oil & Gas, Inc., 8.25%, 2/15/18                              148,200
   245,000                    Gulfport Energy Corp., 7.75%, 11/1/20                            239,488
   225,000                    Halcon Resources Corp., 8.875%, 5/15/21                          169,312

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Oil & Gas Exploration & Production - (continued)
   100,000                    Kodiak Oil & Gas Corp., 5.5%, 1/15/21                        $   100,250
   100,000                    Kodiak Oil & Gas Corp., 5.5%, 2/1/22                             100,250
   355,000                    Kodiak Oil & Gas Corp., 8.125%, 12/1/19                          361,212
   150,000                    Legacy Reserves LP, 6.625%, 12/1/21                              122,250
   400,000                    Linn Energy LLC, 6.25%, 11/1/19                                  338,000
   220,000                    Memorial Production Partners LP, 6.875%, 8/1/22 (144A)           167,200
   135,000                    Memorial Production Partners LP, 7.625%, 5/1/21                  108,000
   160,000                    Midstates Petroleum Co., Inc., 10.75%, 10/1/20                    84,800
   253,000                    Northern Oil and Gas, Inc., 8.0%, 6/1/20                         191,648
    80,000                    Oasis Petroleum, Inc., 6.5%, 11/1/21                              72,800
   210,000                    Parsley Energy LLC, 7.5%, 2/15/22 (144A)                         198,975
   185,000                    PDC Energy, Inc., 7.75%, 10/15/22                                175,750
   190,000                    Penn Virginia Corp., 7.25%, 4/15/19                              148,200
   150,000                    Penn Virginia Corp., 8.5%, 5/1/20                                120,000
   145,000                    Rice Energy, Inc., 6.25%, 5/1/22 (144A)                          134,850
   155,000                    Rosetta Resources, Inc., 5.875%, 6/1/22                          139,500
   105,000                    RSP Permian, Inc., 6.625%, 10/1/22 (144A)                         97,650
   325,000                    Samson Investment Co., 9.75%, 2/15/20                            134,672
   430,000                    Sanchez Energy Corp., 6.125%, 1/15/23 (144A)                     361,200
   595,000                    Swift Energy Co., 7.875%, 3/1/22                                 307,912
   105,000                    Talos Production LLC, 9.75%, 2/15/18 (144A)                       95,550
                                                                                           -----------
                                                                                           $ 6,203,699
                                                                                           -----------
                              Oil & Gas Refining & Marketing - 1.0%
   525,000                    Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A) $   467,250
   235,000                    Tesoro Corp., 5.375%, 10/1/22                                    237,938
                                                                                           -----------
                                                                                           $   705,188
                                                                                           -----------
                              Oil & Gas Storage & Transportation - 2.5%
   225,000                    Global Partners LP, 6.25%, 7/15/22 (144A)                    $   218,250
   150,000                    Holly Energy Partners LP, 6.5%, 3/1/20                           148,500
   395,000                    Sabine Pass Liquefaction LLC, 5.75%, 5/15/24                     387,594
   200,000                    Star Gas Partners LP, 8.875%, 12/1/17                            205,000
   420,000                    Targa Resources Partners LP 4.25%, 11/15/23                      382,200
   400,000                    Tesoro Logistics LP, 5.5%, 10/15/19 (144A)                       397,000
                                                                                           -----------
                                                                                           $ 1,738,544
                                                                                           -----------
                              Coal & Consumable Fuels - 0.4%
   110,000                    Alpha Natural Resources, Inc., 7.5%, 8/1/20 (144A)           $    69,300
   200,000                    SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)                207,750
                                                                                           -----------
                                                                                           $   277,050
                                                                                           -----------
                              Total Energy                                                 $10,902,266
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Materials - 7.6%
                              Commodity Chemicals - 0.9%
    85,000                    Axiall Corp., 4.875%, 5/15/23                                $    80,219
   200,000                    Hexion US Finance Corp., 8.875%, 2/1/18                          178,000
    40,000                    NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)                         39,700
   225,000                    Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)                        227,250
   100,000                    Tronox Finance LLC, 6.375%, 8/15/20                              100,250
                                                                                           -----------
                                                                                           $   625,419
                                                                                           -----------
                              Diversified Chemicals - 0.3%
   220,000                    WR Grace & Co-Conn, 5.125%, 10/1/21 (144A)                   $   225,500
                                                                                           -----------
                              Specialty Chemicals - 0.1%
    50,000                    Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)           $    44,500
                                                                                           -----------
                              Metal & Glass Containers - 3.3%
   865,000                    Ball Corp., 4.0%, 11/15/23                                   $   834,725
   765,000                    Crown Cork & Seal Co., Inc., 7.375%, 12/15/26                    845,325
   225,000                    Reynolds Group Issuer, Inc., 8.25%, 2/15/21                      230,625
   350,000                    Reynolds Group Issuer, Inc., 8.5%, 5/15/18                       357,000
                                                                                           -----------
                                                                                           $ 2,267,675
                                                                                           -----------
                              Paper Packaging - 0.6%
   200,000                    Exopack Holding Corp., 10.0%, 6/1/18 (144A)                  $   212,000
   228,000                    Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)                   228,000
                                                                                           -----------
                                                                                           $   440,000
                                                                                           -----------
                              Diversified Metals & Mining - 0.2%
   155,000                    Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)         $   158,100
                                                                                           -----------
                              Gold - 0.4%
   100,000                    Eldorado Gold Corp., 6.125%, 12/15/20 (144A)                 $    97,000
   240,000                    IAMGOLD Corp., 6.75%, 10/1/20 (144A)                             180,768
                                                                                           -----------
                                                                                           $   277,768
                                                                                           -----------
                              Steel - 1.3%
   150,000                    EVRAZ plc, 7.50%, 11/15/19                                   $   145,125
   230,000                    JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)                     218,500
   500,000                    Steel Dynamics, Inc., 5.5%, 10/1/24 (144A)                       512,500
                                                                                           -----------
                                                                                           $   876,125
                                                                                           -----------
                              Paper Products - 0.5%
   265,000                    Resolute Forest Products, Inc., 5.875%, 5/15/23              $   251,750
    80,000                    Unifrax I LLC, 7.5%, 2/15/19 (144A)                               78,800
                                                                                           -----------
                                                                                           $   330,550
                                                                                           -----------
                              Total Materials                                              $ 5,245,637
                                                                                           -----------
                              Capital Goods - 5.3%
                              Aerospace & Defense - 1.0%
   200,000                    Bombardier, Inc., 4.75%, 4/15/19                             $   200,750
   275,000                    Bombardier, Inc., 6.0%, 10/15/22                                 277,750
   210,000                    DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)                         199,500
    25,000                    DynCorp International, Inc., 10.375%, 7/1/17                      21,250
                                                                                           -----------
                                                                                           $   699,250
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Building Products - 0.9%
   200,000                    Calcipar SA, 6.875%, 5/1/18 (144A)                           $   201,000
   100,000                    Gibraltar Industries, Inc., 6.25%, 2/1/21                        101,500
   330,000                    Griffon Corp., 5.25%, 3/1/22                                     308,962
                                                                                           -----------
                                                                                           $   611,462
                                                                                           -----------
                              Construction & Engineering - 0.1%
    90,000                    MasTec, Inc., 4.875%, 3/15/23                                $    84,600
                                                                                           -----------
                              Industrial Conglomerates - 0.4%
   240,000                    JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)               $   259,200
                                                                                           -----------
                              Construction & Farm Machinery & Heavy Trucks - 1.0%
   370,000                    Navistar International Corp., 8.25%, 11/1/21                 $   364,912
   350,000                    Titan International, Inc., 6.875%, 10/1/20                       308,000
                                                                                           -----------
                                                                                           $   672,912
                                                                                           -----------
                              Industrial Machinery - 1.0%
   325,000                    Apex Tool Group LLC, 7.0%, 2/1/21 (144A)                     $   277,875
   200,000                    Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)                    212,000
   235,000                    Xerium Technologies, Inc., 8.875%, 6/15/18                       246,897
                                                                                           -----------
                                                                                           $   736,772
                                                                                           -----------
                              Trading Companies & Distributors - 0.9%
   200,000                    Fly Leasing, Ltd., 6.75%, 12/15/20                           $   202,000
   200,000                    Rexel SA, 5.25%, 6/15/20 (144A)                                  201,500
   200,000                    WESCO Distribution, Inc., 5.375%, 12/15/21                       201,750
                                                                                           -----------
                                                                                           $   605,250
                                                                                           -----------
                              Total Capital Goods                                          $ 3,669,446
                                                                                           -----------
                              Commercial Services & Supplies - 1.3%
                              Environmental & Facilities Services - 0.1%
   110,000                    Safway Group Holding LLC, 7.0%, 5/15/18 (144A)               $   104,500
                                                                                           -----------
                              Diversified Support Services - 1.0%
   165,000                    Allegion US Holding Co, Inc., 5.75%, 10/1/21                 $   174,488
   230,000                    NANA Development Corp., 9.5%, 3/15/19 (144A)                     207,000
   275,000                    The Geo Group, Inc., 5.875%, 10/15/24                            278,438
                                                                                           -----------
                                                                                           $   659,926
                                                                                           -----------
                              Research & Consulting Services - 0.2%
   145,000                    IHS, Inc., 5.0%, 11/1/22 (144A)                              $   143,550
                                                                                           -----------
                              Total Commercial Services & Supplies                         $   907,976
                                                                                           -----------
                              Transportation - 0.9%
                              Airlines - 0.3%
    14,259                    Continental Airlines 1997-4 Class B Pass Through Trust,
                              6.9%, 1/2/17                                                 $    14,830
   175,000                    Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)     169,750
                                                                                           -----------
                                                                                           $   184,580
                                                                                           -----------
                              Railroads - 0.3%
   245,000                    Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)      $   243,775
                                                                                           -----------
                              Trucking - 0.3%
   200,000                    syncreon Group BV, 8.625%, 11/1/21 (144A)                    $   188,000
                                                                                           -----------
                              Total Transportation                                         $   616,355
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Automobiles & Components - 0.7%
                              Auto Parts & Equipment - 0.7%
   145,000                    Dana Holding Corp., 6.0%, 9/15/23                            $   151,525
   345,000                    Stackpole International Intermediate, 7.75%, 10/15/21 (144A)     345,000
                                                                                           -----------
                                                                                           $   496,525
                                                                                           -----------
                              Total Automobiles & Components                               $   496,525
                                                                                           -----------
                              Consumer Durables & Apparel - 1.9%
                              Homebuilding - 1.9%
   100,000                    Brookfield Residential Properties, Inc., 6.5%, 12/15/20
                              (144A)                                                       $   104,500
   250,000                    KB Home, 7.0%, 12/15/21                                          262,969
   190,000                    KB Home, 7.5%, 9/15/22                                           201,400
   175,000                    Lennar Corp., 4.5%, 6/15/19                                      175,000
   225,000                    Lennar Corp., 4.75%, 11/15/22                                    220,500
    30,000                    MDC Holdings, Inc., 5.5%, 1/15/24                                 29,025
   115,000                    Meritage Homes Corp., 7.0%, 4/1/22                               121,900
    75,000                    Rialto Holdings LLC, 7.0%, 12/1/18 (144A)                         76,125
   105,000                    The Ryland Group, Inc., 5.375%, 10/1/22                          101,850
                                                                                           -----------
                                                                                           $ 1,293,269
                                                                                           -----------
                              Total Consumer Durables & Apparel                            $ 1,293,269
                                                                                           -----------
                              Consumer Services - 1.4%
                              Casinos & Gaming - 0.6%
    16,910                    Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash,
                              5.50% PIK) (PIK) (d)                                         $       169
   300,000                    Scientific Games International, Inc., 10.0%, 12/1/22 (144A)      274,875
   250,000                    Scientific Games International, Inc., 6.25%, 9/1/20              175,000
                                                                                           -----------
                                                                                           $   450,044
                                                                                           -----------
                              Hotels, Resorts & Cruise Lines - 0.6%
   200,000                    NCL Corp, Ltd., 5.25%, 11/15/19 (144A)                       $   201,500
   210,000                    Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)                      227,325
                                                                                           -----------
                                                                                           $   428,825
                                                                                           -----------
                              Education Services - 0.2%
   130,000                    Cambium Learning Group, Inc., 9.75%, 2/15/17                 $   127,400
                                                                                           -----------
                              Total Consumer Services                                      $ 1,006,269
                                                                                           -----------
                              Media - 4.4%
                              Broadcasting - 2.0%
   560,000                    CCO Holdings LLC, 5.75%, 1/15/24                             $   565,600
   125,000                    Intelsat Luxembourg SA, 7.75%, 6/1/21                            125,312
   215,000                    LIN Television Corp., 5.875%, 11/15/22 (144A)                    212,850
   350,000                    Quebecor Media, Inc., 5.75%, 1/15/23                             357,875
   145,000                    Townsquare Radio LLC, 9.0%, 4/1/19 (144A)                        154,425
                                                                                           -----------
                                                                                           $ 1,416,062
                                                                                           -----------
                              Cable & Satellite - 1.3%
   250,000                    CCO Holdings LLC, 6.5%, 4/30/21                              $   262,500
   225,000                    Intelsat Jackson Holdings SA, 7.25%, 4/1/19                      234,844
   375,000                    Videotron, Ltd., 5.375%, 6/15/24 (144A)                          382,500
                                                                                           -----------
                                                                                           $   879,844
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Movies & Entertainment - 0.7%
   220,000                    Cinemark USA, Inc., 4.875%, 6/1/23                           $   207,900
   100,000                    Regal Entertainment Group, 5.75%, 3/15/22                         95,500
   180,000                    Regal Entertainment Group, Inc., 5.75%, 2/1/25                   165,600
                                                                                           -----------
                                                                                           $   469,000
                                                                                           -----------
                              Publishing - 0.4%
   280,000                    Gannett Co, Inc., 6.375%, 10/15/23                           $   296,800
                                                                                           -----------
                              Total Media                                                  $ 3,061,706
                                                                                           -----------
                              Retailing - 0.6%
                              Computer & Electronics Retail - 0.2%
   100,000                    Rent-A-Center, Inc., 4.75%, 5/1/21                           $    86,000
    25,000                    Rent-A-Center, Inc., 6.625%, 11/15/20                             24,000
                                                                                           -----------
                                                                                           $   110,000
                                                                                           -----------
                              Specialty Stores - 0.1%
    90,000                    Outerwall, Inc., 6.0%, 3/15/19                               $    88,650
                                                                                           -----------
                              Automotive Retail - 0.3%
   230,000                    CST Brands, Inc., 5.0%, 5/1/23                               $   232,300
                                                                                           -----------
                              Total Retailing                                              $   430,950
                                                                                           -----------
                              Food & Staples Retailing - 0.5%
                              Food Retail - 0.5%
   140,000                    C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)            $   138,950
   200,000                    Darling Ingredients, Inc., 5.375%, 1/15/22                       197,000
                                                                                           -----------
                                                                                           $   335,950
                                                                                           -----------
                              Total Food & Staples Retailing                               $   335,950
                                                                                           -----------
                              Food, Beverage & Tobacco - 2.0%
                              Distillers & Vintners - 0.2%
   145,000                    Constellation Brands, Inc., 3.75%, 5/1/21                    $   143,550
                                                                                           -----------
                              Soft Drinks - 0.2%
   195,000                    Cott Beverages, Inc., 5.375%, 7/1/22 (144A)                  $   178,912
                                                                                           -----------
                              Packaged Foods & Meats - 1.1%
   100,000                    B&G Foods, Inc., 4.625%, 6/1/21                              $    97,610
    52,000                    Chiquita Brands International, Inc., 7.875%, 2/1/21               55,900
   200,000                    Dole Food Co., Inc., 7.25%, 5/1/19 (144A)                        199,500
   315,000                    Post Holdings, Inc., 6.75%, 12/1/21 (144A)                       305,550
    75,000                    Post Holdings, Inc., 7.375%, 2/15/22                              75,000
                                                                                           -----------
                                                                                           $   733,560
                                                                                           -----------
                              Tobacco - 0.5%
   365,000                    Alliance One International, Inc., 9.875%, 7/15/21            $   325,762
                                                                                           -----------
                              Total Food, Beverage & Tobacco                               $ 1,381,784
                                                                                           -----------
                              Household & Personal Products - 0.3%
                              Personal Products - 0.3%
   200,000                    Revlon Consumer Products Corp., 5.75%, 2/15/21               $   200,000
                                                                                           -----------
                              Total Household & Personal Products                          $   200,000
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                         Value
                              Health Care Equipment & Services - 4.4%
                              Health Care Equipment - 0.4%
   285,000                    Physio-Control International, Inc., 9.875%, 1/15/19 (144A)   $   302,100
                                                                                           -----------
                              Health Care Supplies - 0.2%
   100,000                    Halyard Health, Inc., 6.25%, 10/15/22 (144A)                 $   101,500
                                                                                           -----------
                              Health Care Services - 0.2%
   150,000                    BioScrip, Inc., 8.875%, 2/15/21 (144A)                       $   135,000
                                                                                           -----------
                              Health Care Facilities - 3.3%
   350,000                    Capella Healthcare, Inc., 9.25%, 7/1/17                      $   363,562
   730,000                    CHS, Inc., 7.125%, 7/15/20                                       778,362
   105,000                    HCA, Inc., 5.875%, 3/15/22                                       114,975
   200,000                    Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)                 190,500
   500,000                    Tenet Healthcare Corp., 6.0%, 10/1/20                            536,915
   370,000                    Universal Hospital Services, Inc., 7.625%, 8/15/20               318,200
                                                                                           -----------
                                                                                           $ 2,302,514
                                                                                           -----------
                              Managed Health Care - 0.3%
   225,000                    WellCare Health Plans, Inc., 5.75%, 11/15/20                 $   232,312
                                                                                           -----------
                              Total Health Care Equipment & Services                       $ 3,073,426
                                                                                           -----------
                              Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
                              Biotechnology - 0.6%
   393,000                    Lantheus Medical Imaging, Inc., 9.75%, 5/15/17               $   377,280
                                                                                           -----------
                              Pharmaceuticals - 0.7%
   140,000                    Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)  $   137,200
   200,000                    Endo Finance LLC, 5.75%, 1/15/22 (144A)                          200,000
   165,000                    JLL, 7.5%, 2/1/22 (144A)                                         167,475
                                                                                           -----------
                                                                                           $   504,675
                                                                                           -----------
                              Total Pharmaceuticals, Biotechnology & Life Sciences         $   881,955
                                                                                           -----------
                              Banks - 0.9%
                              Diversified Banks - 0.9%
   400,000       6.50         Bank of America Corp., Floating Rate Note, 10/23/49          $   407,160
   200,000       6.25         Bank of America Corp., Floating Rate Note, 9/29/49               197,687
                                                                                           -----------
                                                                                           $   604,847
                                                                                           -----------
                              Total Banks                                                  $   604,847
                                                                                           -----------
                              Diversified Financials - 1.9%
                              Specialized Finance - 1.8%
   175,000                    Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)           $   198,188
   400,000                    Fly Leasing, Ltd., 6.375%, 10/15/21                              394,000
    50,000                    Nationstar Mortgage LLC, 6.5%, 6/1/22                             45,625
   315,000                    Nationstar Mortgage LLC, 6.5%, 7/1/21                            286,650
   300,000                    Oxford Finance LLC, 7.25%, 1/15/18 (144A)                        309,000
                                                                                           -----------
                                                                                           $ 1,233,463
                                                                                           -----------
                              Consumer Finance - 0.1%
   110,000                    TMX Finance LLC, 8.5%, 9/15/18 (144A)                        $    92,400
                                                                                           -----------
                              Total Diversified Financials                                 $ 1,325,863
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                                                Value
                              Insurance - 2.4%
                              Life & Health Insurance - 0.6%
   200,000                    Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)                      $   210,000
   185,000       5.65         Voya Financial, Inc., Floating Rate Note, 5/15/53                                       183,150
                                                                                                                  -----------
                                                                                                                  $   393,150
                                                                                                                  -----------
                              Reinsurance - 1.8%
   250,000       7.38         Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)        $   249,925
   250,000       5.02         Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)             250,250
   250,000      12.77         Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)       272,600
   500,000       4.01         Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)                          498,800
                                                                                                                  -----------
                                                                                                                  $ 1,271,575
                                                                                                                  -----------
                              Total Insurance                                                                     $ 1,664,725
                                                                                                                  -----------
                              Real Estate - 1.0%
                              Diversified REIT - 0.3%
   210,000                    MPT Operating Partnership LP, 5.5%, 5/1/24                                          $   218,925
                                                                                                                  -----------
                              Specialized REIT - 0.3%
   130,000                    AAF Holdings LLC, 12.0%, 7/1/19 (12.0% cash, 0.0% PIK) (PIK) (144A)                 $   126,100
   100,000                    Aviv Healthcare Properties LP, 7.75%, 2/15/19                                           104,200
                                                                                                                  -----------
                                                                                                                  $   230,300
                                                                                                                  -----------
                              Real Estate Services - 0.4%
   235,000                    Kennedy-Wilson, Inc., 5.875%, 4/1/24                                                $   235,588
                                                                                                                  -----------
                              Total Real Estate                                                                   $   684,813
                                                                                                                  -----------
                              Software & Services - 2.0%
                              Internet Software & Services - 1.0%
    75,000                    IAC, 4.875%, 11/30/18                                                               $    76,312
   365,000                    j2 Global, Inc., 8.0%, 8/1/20                                                           392,831
   230,000                    VeriSign, Inc., 4.625%, 5/1/23                                                          225,400
                                                                                                                  -----------
                                                                                                                  $   694,543
                                                                                                                  -----------
                              Data Processing & Outsourced Services - 0.4%
   150,000                    Audatex North America, Inc., 6.0%, 6/15/21 (144A)                                   $   154,500
    50,000                    First Data Corp., 7.375%, 6/15/19 (144A)                                                 52,625
   100,000                    NeuStar, Inc., 4.5%, 1/15/23                                                             87,250
                                                                                                                  -----------
                                                                                                                  $   294,375
                                                                                                                  -----------
                              Application Software - 0.6%
   235,000                    ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)                                         $   245,575
   125,000                    Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (PIK) (144A)              126,250
                                                                                                                  -----------
                                                                                                                  $   371,825
                                                                                                                  -----------
                              Total Software & Services                                                           $ 1,360,743
                                                                                                                  -----------
                              Technology Hardware & Equipment - 2.9%
                              Communications Equipment - 0.2%
   150,000                    ViaSat, Inc., 6.875%, 6/15/20                                                       $   156,000
                                                                                                                  -----------
                              Technology Hardware, Storage & Peripherals - 1.7%
   630,000                    NCR Corp., 6.375%, 12/15/23                                                         $   655,200
   475,000                    Seagate HDD Cayman, 4.75%, 6/1/23                                                       493,358
                                                                                                                  -----------
                                                                                                                  $ 1,148,558
                                                                                                                  -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                   Value
                              Electronic Equipment Manufacturers - 0.7%
   445,000                    Viasystems, Inc., 7.875%, 5/1/19 (144A)                $   469,475
                                                                                     -----------
                              Electronic Components - 0.2%
   130,000                    Belden, Inc., 5.5%, 9/1/22 (144A)                      $   129,025
                                                                                     -----------
                              Electronic Manufacturing Services - 0.1%
    80,000                    Flextronics International, Ltd., 5.0%, 2/15/23         $    81,600
                                                                                     -----------
                              Total Technology Hardware & Equipment                  $ 1,984,658
                                                                                     -----------
                              Semiconductors & Semiconductor Equipment - 1.2%
                              Semiconductor Equipment - 0.5%
   325,000                    Entegris, Inc., 6.0%, 4/1/22 (144A)                    $   329,062
                                                                                     -----------
                              Semiconductors - 0.7%
   400,000                    Advanced Micro Devices, Inc., 7.0%, 7/1/24             $   339,000
   210,000                    Advanced Micro Devices, Inc., 7.5%, 8/15/22                189,000
                                                                                     -----------
                                                                                     $   528,000
                                                                                     -----------
                              Total Semiconductors & Semiconductor Equipment         $   857,062
                                                                                     -----------
                              Telecommunication Services - 6.5%
                              Integrated Telecommunication Services - 4.3%
   375,000                    CenturyLink, Inc., 6.45%, 6/15/21                      $   402,188
    75,000                    CenturyLink, Inc., 6.75%, 12/1/23                           82,125
   539,000                    Cincinnati Bell, Inc., 8.375%, 10/15/20                    565,950
   731,000                    Frontier Communications Corp., 8.75%, 4/15/22              816,892
   200,000                    Frontier Communications Corp., 9.25%, 7/1/21               231,000
   405,000                    Windstream Corp., 7.5%, 6/1/22                             403,988
   500,000                    Windstream Corp., 7.75%, 10/15/20                          515,000
                                                                                     -----------
                                                                                     $ 3,017,143
                                                                                     -----------
                              Wireless Telecommunication Services - 2.2%
   595,000                    Sprint Corp., 7.125%, 6/15/24                          $   553,350
   150,000                    Sprint Corp., 7.25%, 9/15/21                               148,688
   350,000                    T-Mobile USA, Inc., 6.375%, 3/1/25                         355,600
    80,000                    T-Mobile USA, Inc., 6.5%, 1/15/24                           82,000
   360,000                    T-Mobile USA, Inc., 6.542%, 4/28/20                        371,700
                                                                                     -----------
                                                                                     $ 1,511,338
                                                                                     -----------
                              Total Telecommunication Services                       $ 4,528,481
                                                                                     -----------
                              Utilities - 2.4%
                              Electric Utilities - 0.6%
   445,000                    RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)         $   439,438
                                                                                     -----------
                              Independent Power Producers & Energy Traders - 1.8%
   330,000                    AES Corp. Virginia, 4.875%, 5/15/23                    $   327,525
   400,000                    NRG Energy, Inc., 6.25%, 5/1/24 (144A)                     407,000
   450,000                    NRG Energy, Inc., 6.625%, 3/15/23                          468,000
                                                                                     -----------
                                                                                     $ 1,202,525
                                                                                     -----------
                              Total Utilities                                        $ 1,641,963
                                                                                     -----------
                              TOTAL CORPORATE BONDS
                              (Cost $50,034,567)                                     $48,156,669
                                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                                        Value
                              SENIOR FLOATING RATE LOAN INTERESTS - 4.0%**
                              Energy - 0.7%
                              Oil & Gas Drilling - 0.2%
   169,390       7.50         Jonah Energy LLC, Term Loan (Second Lien), 5/8/21                           $   146,522
                                                                                                          -----------
                              Oil & Gas Equipment & Services - 0.3%
    60,000       8.38         Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20              $    44,190
   225,000       8.50         Templar Energy LLC, New Term Loan, 11/25/20                                     162,562
                                                                                                          -----------
                                                                                                          $   206,752
                                                                                                          -----------
                              Oil & Gas Exploration & Production - 0.2%
   172,603       5.00         Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18           $   136,500
                                                                                                          -----------
                              Total Energy                                                                $   489,774
                                                                                                          -----------
                              Capital Goods - 0.1%
                              Industrial Conglomerates - 0.1%
    80,000       8.25         Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21           $    80,300
                                                                                                          -----------
                              Total Capital Goods                                                         $    80,300
                                                                                                          -----------
                              Commercial Services & Supplies - 0.3%
                              Security & Alarm Services - 0.3%
   184,801       4.25         Monitronics International, Inc., Term B Loan, 3/23/18                       $   182,953
                                                                                                          -----------
                              Total Commercial Services & Supplies                                        $   182,953
                                                                                                          -----------
                              Automobiles & Components - 1.0%
                              Auto Parts & Equipment - 0.4%
   300,446       4.00         Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20           $   295,751
                                                                                                          -----------
                              Automobile Manufacturers - 0.6%
   376,350       3.50         FCA US LLC, Term Loan B, 5/24/17                                            $   375,880
                                                                                                          -----------
                              Total Automobiles & Components                                              $   671,631
                                                                                                          -----------
                              Consumer Services - 0.1%
                              Restaurants - 0.1%
    87,631       4.00         Landry's, Inc., B Term Loan, 4/24/18                                        $    87,220
                                                                                                          -----------
                              Total Consumer Services                                                     $    87,220
                                                                                                          -----------
                              Media - 0.1%
                              Broadcasting - 0.1%
    39,272       4.00         Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20    $    38,487
                                                                                                          -----------
                              Total Media                                                                 $    38,487
                                                                                                          -----------
                              Food & Staples Retailing - 0.3%
                              Food Distributors - 0.3%
     3,101       5.75         AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17                  $     3,086
   280,000       8.25         Del Monte Foods Consumer Products, Term Loan (Second Lien), 5/26/21             240,800
                                                                                                          -----------
                                                                                                          $   243,886
                                                                                                          -----------
                              Total Food & Staples Retailing                                              $   243,886
                                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

             Floating
 Principal   Rate (b)
Amount ($)   (unaudited)                                                                                  Value
                              Health Care Equipment & Services - 1.1%
                              Health Care Services - 0.6%
    68,844       6.75         Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18             $    68,995
    30,629       6.50         BioScrip, Inc., Term Loan, 7/31/20                                         30,782
    33,414       6.50         BioScrip, Inc., Initial Term B Loan, 7/31/20                               33,581
   289,991       6.50         Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19              290,353
                                                                                                    -----------
                                                                                                    $   423,711
                                                                                                    -----------
                              Total Health Care Equipment & Services                                $   423,711
                                                                                                    -----------
                              Diversified Financials - 0.2%
                              Other Diversified Financial Services - 0.2%
   123,674       5.25         WorldPay, Facility B2A Term Loan, 8/6/17                              $   123,906
                                                                                                    -----------
                              Total Diversified Financials                                          $   123,906
                                                                                                    -----------
                              Software & Services - 0.1%
                              Application Software - 0.1%
    20,474       8.52         Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18    $    20,380
    47,774       4.25         Vertafore, Inc., Term Loan (2013), 10/3/19                                 47,396
                                                                                                    -----------
                                                                                                    $    67,776
                                                                                                    -----------
                              Total Software & Services                                             $    67,776
                                                                                                    -----------
                              TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                              (Cost $2,573,248)                                                     $ 2,409,644
                                                                                                    -----------
                              TOTAL INVESTMENT IN SECURITIES - 103.8%
                              (Cost $71,711,154) (a)                                                $71,441,178
                                                                                                    -----------
                              OTHER ASSETS & LIABILITIES - (3.8)%                                   $(2,282,545)
                                                                                                    -----------
                              TOTAL NET ASSETS - 100.0%                                             $69,158,633
                                                                                                    ===========

*            Non-income producing security.

+            Amount rounds to less than 0.1%.

(PIK)        Represents a pay-in-kind security.

REIT         Real Estate Investment Trust.

(Cat Bond)   Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Perpetual)  Security with no stated maturity date.

(Step) Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2014, the value of these securities amounted to $19,920,234 or 28.8% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
             Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At December 31, 2014, the net unrealized depreciation on investments based on cost for federal income tax purposes of $71,739,496 was as follows:

               Aggregate gross unrealized appreciation for all investments in which
                  there is an excess of value over tax cost                            $ 4,739,318

               Aggregate gross unrealized depreciation for all investments in which
                  there is an excess of tax cost over value                             (5,037,636)
                                                                                       -----------
               Net unrealized depreciation                                             $  (298,318)
                                                                                       ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c) Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)          Security is in default and is non-income producing.

    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 aggregated $42,001,819 and $40,729,586, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                                                  Level 1           Level 2         Level 3          Total
Convertible Corporate Bonds                   $           --      $11,408,450      $      --      $11,408,450
Preferred Stocks                                   1,278,178               --             --        1,278,178
Convertible Preferred Stocks
  Energy
    Oil & Gas Exploration & Production                    --          442,924             --          442,924
  Consumer Durables & Apparel
    Home Furnishings                                      --          396,250             --          396,250
  Food, Beverage & Tobacco
    Packaged Foods & Meats                                --          227,644             --          227,644
  Diversified Financials
    Asset Management & Custody Banks                      --          124,000             --          124,000
  All Other Convertible Preferred Stocks             629,055               --             --          629,055
Common Stocks                                      5,715,601               --             --        5,715,601
Asset Backed Securities                                   --          109,754             --          109,754
Collateralized Mortgage Obligations                       --          543,009             --          543,009
Corporate Bonds                                           --       48,156,669             --       48,156,669
Senior Floating Rate Loan Interests                       --        2,409,644             --        2,409,644
                                              --------------      -----------      ---------      -----------
Total                                         $    7,622,834      $63,818,344      $      --      $71,441,178
                                              ==============      ===========      =========      ===========

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

                                                                    Preferred
                                                                      Stocks
Balance as of 12/31/13                                              $  134,341
Realized gain (loss)(1)                                                 12,729
Change in unrealized appreciation (depreciation)(2)                         --
Purchases                                                                   --
Sales                                                                 (147,070)
Transfers in and out of Level 3*                                            --
                                                                    ----------
Balance as of 12/31/14                                              $       --
                                                                    ==========

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

   Net change in unrealized appreciation (depreciation) of investments as of 12/31/14               $     --
                                                                                                    ========

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                        Year Ended
                                                                  Year Ended  Year Ended  Year Ended     12/31/11      Year Ended
                                                                   12/31/14    12/31/13    12/31/12   (Consolidated)    12/31/10
Class I
Net asset value, beginning of period                               $ 10.49     $ 10.47     $  9.92       $ 10.64        $  9.53
                                                                   -------     -------     -------       -------        -------
Increase (decrease) from investment operations:
   Net investment income (loss)                                    $  0.45     $  0.50     $  0.56       $  0.59        $  0.59
   Net realized and unrealized gain (loss) on investments            (0.41)       0.70        0.96         (0.75)          1.07
                                                                   -------     -------     -------       -------        -------
     Net increase (decrease) from investment operations            $  0.04     $  1.20     $  1.52       $ (0.16)       $  1.66
Distributions to shareowners:
   Net investment income                                           $ (0.49)    $ (0.56)    $ (0.57)      $ (0.56)       $ (0.55)
   Net realized gain                                                 (0.39)      (0.62)      (0.40)           --             --
                                                                   -------     -------     -------       -------        -------
   Total distributions                                             $ (0.88)    $ (1.18)    $ (0.97)      $ (0.56)       $ (0.55)
                                                                   -------     -------     -------       -------        -------
     Net increase (decrease) in net asset value                    $ (0.84)    $  0.02     $  0.55       $ (0.72)       $  1.11
                                                                   -------     -------     -------       -------        -------
Net asset value, end of period                                     $  9.65     $ 10.49     $ 10.47       $  9.92        $ 10.64
                                                                   =======     =======     =======       =======        =======
Total return*                                                         0.09%      12.07%      16.08%        (1.68)%        18.04%
Ratio of total expenses plus interest expense to average
   net assets (a)                                                     0.86%       0.85%       0.86%         0.82%          0.81%
Ratio of net investment income (loss) to average net assets           4.39%       4.78%       5.39%         5.47%          5.98%
Portfolio turnover rate                                                 51%         39%         44%           43%            33%
Net assets, end of period (in thousands)                           $56,519     $62,232     $59,937       $58,084        $71,180

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                          Year Ended
                                                                 Year Ended   Year Ended   Year Ended      12/31/11      Year Ended
                                                                  12/31/14     12/31/13     12/31/12    (Consolidated)    12/31/10
Class II
Net asset value, beginning of period                              $  10.44      $ 10.42     $  9.88         $ 10.61       $  9.51
                                                                  --------      -------     -------         -------       -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                  $   0.43      $  0.47     $  0.54         $  0.55       $  0.54
    Net realized and unrealized gain (loss) on investments           (0.43)        0.70        0.94           (0.75)         1.08
                                                                  --------      -------     -------         -------       -------
       Net increase (decrease) from investment operations         $     --      $  1.17     $  1.48         $ (0.20)      $  1.62
Distributions to shareowners:
    Net investment income                                         $  (0.46)     $ (0.53)    $ (0.54)        $ (0.53)      $ (0.52)
    Net realized gain                                                (0.39)       (0.62)      (0.40)             --            --
                                                                  --------      -------     -------         -------       -------
    Total distributions                                           $  (0.85)     $ (1.15)    $ (0.94)        $ (0.53)      $ (0.52)
                                                                  --------      -------     -------         -------       -------
       Net increase (decrease) in net asset value                 $  (0.85)     $  0.02     $  0.54         $ (0.73)      $  1.10
                                                                  --------      -------     -------         -------       -------
Net asset value, end of period                                    $   9.59      $ 10.44     $ 10.42         $  9.88       $ 10.61
                                                                  ========      =======     =======         =======       =======
Total return*                                                        (0.29)%      11.82%      15.73%          (2.04)%       17.67%
Ratio of total expenses plus interest expense to average
    net assets (a)                                                    1.10%        1.11%       1.12%           1.07%         1.04%
Ratio of net investment income (loss) to average net assets           4.09%        4.54%       5.10%           5.18%         5.67%
Portfolio turnover rate                                                 51%          39%         44%             43%           33%
Net assets, end of period (in thousands)                          $ 12,640      $18,240     $13,124         $14,696       $15,582

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+     Amount rounds to less than 0.01%.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $71,711,154)                       $71,441,178
  Receivables --
     Investment securities sold                                         125,575
     Portfolio shares sold                                               41,221
     Interest                                                           914,266
     Dividends                                                           34,532
                                                                    -----------
        Total assets                                                $72,556,772
                                                                    -----------
LIABILITIES:
  Payables --
     Portfolio shares repurchased                                   $    26,036
  Due to affiliates                                                       2,967
  Due to custodian                                                    3,345,666
  Accrued expenses                                                       23,470
                                                                    -----------
        Total liabilities                                           $ 3,398,139
                                                                    -----------
NET ASSETS:
  Paid-in capital                                                   $67,025,713
  Undistributed net investment income                                   167,934
  Accumulated net realized gain on investments                        2,234,962
  Net unrealized depreciation on investments                           (269,976)
                                                                    -----------
        Total net assets                                            $69,158,633
                                                                    ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class I (based on $56,518,913/5,854,744 shares)                   $      9.65
                                                                    ===========
  Class II (based on $12,639,720/1,317,823 shares)                  $      9.59
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Interest                                                      $4,079,566
  Dividends                                                        284,582
                                                                ----------
        Total investment income                                              $  4,364,148
                                                                             ------------
EXPENSES:
  Management fees                                               $  541,827
  Transfer agent fees
     Class I                                                         1,500
     Class II                                                        1,500
  Distribution fees
     Class II                                                       48,624
  Administrative reimbursements                                     40,700
  Custodian fees                                                    13,378
  Professional fees                                                 51,966
  Printing expense                                                  23,384
  Fees and expenses of nonaffiliated Trustees                        6,127
  Miscellaneous                                                     30,333
                                                                ----------
     Total operating expenses                                                $    759,339
                                                                             ------------
         Interest expense                                                    $      2,344
                                                                             ------------
     Total operating expenses and interest expense                           $    761,683
                                                                             ------------
         Net investment income                                               $  3,602,465
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND SWAP CONTRACTS:
  Net realized gain on:
     Investments                                                $2,254,911
     Swap contracts                                                 27,781   $  2,282,692
                                                                ----------   ------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                             $ (5,591,767)
                                                                             ------------
  Net loss on investments                                                    $ (3,309,075)
                                                                             ------------
  Net increase in net assets resulting from operations                       $    293,390
                                                                             ============

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           Year Ended     Year Ended
                                                                                            12/31/14       12/31/13
FROM OPERATIONS:
Net investment income                                                                    $   3,602,465   $  3,586,686
Net realized gain on investments and swap contracts                                          2,282,692      3,392,167
Change in net unrealized appreciation (depreciation) on investments                         (5,591,767)     1,520,903
                                                                                         -------------   ------------
     Net increase in net assets resulting from operations                                $     293,390   $  8,499,756
                                                                                         -------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class I ($0.49 and $0.56 per share, respectively)                                   $  (3,017,679)  $ (3,265,849)
     Class II ($0.46 and $0.53 per share, respectively)                                       (865,426)      (674,771)
Net realized gain:
     Class I ($0.39 and $0.62 per share, respectively)                                      (2,375,615)    (3,610,144)
     Class II ($0.39 and $0.62 per share, respectively)                                       (807,698)      (666,059)
                                                                                         -------------   ------------
         Total distributions to shareowners                                              $  (7,066,418)  $ (8,216,823)
                                                                                         -------------   ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                         $  50,997,455   $ 22,540,459
Reinvestment of distributions                                                                7,066,418      8,216,823
Cost of shares repurchased                                                                 (62,603,621)   (23,629,512)
                                                                                         -------------   ------------
     Net increase (decrease) in net assets resulting from Portfolio share transactions   $  (4,539,748)  $  7,127,770
                                                                                         -------------   ------------
     Net increase (decrease) in net assets                                               $ (11,312,776)  $  7,410,703
NET ASSETS:
Beginning of year                                                                        $  80,471,409   $ 73,060,706
                                                                                         -------------   ------------
End of year                                                                              $  69,158,633   $ 80,471,409
                                                                                         =============   ============
Undistributed net investment income                                                      $     167,934   $    404,014
                                                                                         =============   ============

                                     '14 Shares       '14 Amount      '13 Shares      '13 Amount
CLASS I
Shares sold                           1,695,729      $ 17,568,444        963,117     $ 10,227,319
Reinvestment of distributions           521,569         5,393,294        666,824        6,875,993
Less shares repurchased              (2,296,577)      (23,516,731)    (1,421,447)     (14,945,951)
                                     ----------      ------------     ----------     ------------
      Net increase (decrease)           (79,279)     $   (554,993)       208,494     $  2,157,361
                                     ==========      ============     ==========     ============
CLASS II
Shares sold                           3,290,933      $ 33,429,011      1,182,279     $ 12,313,140
Reinvestment of distributions           162,661         1,673,124        130,435        1,340,830
Less shares repurchased              (3,883,473)      (39,086,890)      (825,009)      (8,683,561)
                                     ----------      ------------     ----------     ------------
      Net increase (decrease)          (429,879)     $ (3,984,755)       487,705     $  4,970,409
                                     ==========      ============     ==========     ============

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield VCT Portfolio (the Portfolio) is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to maximize total return through a combination of income and capital appreciation.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative price service, broker quotes will be solicited. Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Credit default swaps are valued by an independent pricing service based upon valuation models incorporating default probabilities, estimated recovery rates, actual reported transactions, and other available market data. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Securities or senior loans for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST



    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

    Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

    Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

C.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $44,560 to increase undistributed net investment income and $44,560 to decrease accumulated net realized gain on investments in order to to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013, and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

-------------------------------------------------------------------------------
                                                        2014            2013
-------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                      $4,158,116      $4,538,817
Long-term capital gain                                2,908,302       3,678,006
                                                     ----------      ----------
  Total distributions                                $7,066,418      $8,216,823
                                                     ==========      ==========
Distributable Earnings
(Accumulated Losses):
Undistributed ordinary income                        $  412,889
Undistributed long-term capital gain 2,018,349
Net unrealized depreciation                            (298,318)
                                                     ----------
  Total                                              $2,132,920
                                                     ==========

    The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to catastrophe bonds and sidecars, interest on defaulted bonds and interest accruals on preferred stock.

D.  Portfolio Shares and Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

    asset value attributable to Class II shares of the Portfolio (see Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

    Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E.  Risks

    The Portfolio invests in below investment grade (high yield) debt securities and in preferred and common stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during years of economic uncertainty or change, than higher rated debt securities. In addition, the Portfolio may have concentrations in certain asset types, which may subject the Portfolio to additional risks. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. At December 31, 2014, the Portfolio had no open repurchase agreements.

G.  Credit Default Swap Agreements

    A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on Portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

    When the Portfolio enters into a credit default swap contract. The protection buyer, makes an upfront or periodic payment to the protection seller in exchange for the rights to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses in the Statement of Operations.

    Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio.

    Open credit default swap contracts at December 31, 2014 would be listed in the Schedule of Investments. The average value of credit default swap contracts open

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

    during the year ended December 31, 2014 was $69,606. At December 31, 2014, the Portfolio had no outstanding credit default swap contracts.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets up to $1 billion and 0.60% on assets over $1 billion. For the year ended December 31, 2014, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,538 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $256 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12B-1 of the Investment Company Act of 1940 with respect to its Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $173 in distribution fees payable to PFD at December 31, 2014.

5. Bridge Loan Commitments

As of December 31, 2014, the Portfolio had one bridge loan commitment of $360,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

-------------------------------------------------------------------------------------------
                                                                                Unrealized
Loan                                       Principal      Cost       Value     Appreciation
-------------------------------------------------------------------------------------------
Kindred HealthCare Inc., Bridge Loan        360,000     $360,000    $360,000       $  -
-------------------------------------------------------------------------------------------
  Total                                                                            $  -
-------------------------------------------------------------------------------------------

6. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2014 was as follows:

----------------------------------------------------------------------------------------------------------------
                                                                                                    Change in
                                                                                                    Unrealized
                                                                                                   appreciation
Derivatives Not Accounted for                                                     Realized Gain   (depreciation)
as Hedging Instruments Under        Location of Gain or (Loss)                   on Derivatives   on Derivatives
Accounting Standards                on Derivatives Recognized                      Recognized      Recognized in
Codification (ASC) 815                       in Income                               in Income        Income
----------------------------------------------------------------------------------------------------------------
Swap contracts                      Net realized gain (loss) on swap contracts    $27,871
Swap contracts                      Change in net unrealized appreciation
                                    (depreciation) on swap contracts                                   $ -
----------------------------------------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

7. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's two most recent fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer High Yield VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer High Yield VCT Portfolio (the "Fund") (one of the portfolios constituting Pioneer Variable Contracts Trust), as of December 31, 2014, and the related statement of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Yield VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

ADDITIONAL INFORMATION (unaudited)

The percentage of the Portfolio's ordinary income distributions that is exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income is 76.09%.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer High Yield VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that the Portfolio's performance was satisfactory and supported the renewal of the investment advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level. The Trustees considered that the Portfolio's management fee was only five basis points higher than the median management fee paid by other funds in its Morningstar peer group, and only two basis points higher than the management fee at the bottom of the third quintile of funds in the Portfolio's Morningstar peer group. The Trustees considered that the expense ratio of the Portfolio's Class II shares for the twelve months ended June 30, 2014 was in the fifth quintile relative to its Morningstar peer group and in the fourth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees noted the Portfolio's relatively small asset size compared to most of the other funds in its peer groups. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio, noting that non-management fee operating expenses generally are spread over a smaller asset base than the other funds in its peer groups, which results in these fees being significantly higher as a percentage of assets.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer High Yield VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION            TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO           LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Thomas J. Perna (64)              Trustee since 2006. Serves   Private investor (2004 - 2008 and   Director, Broadridge Financial
Chairman of the Board             until a successor trustee    2013 - present); Chairman (2008 -   Solutions, Inc. (investor
and Trustee                       is elected or earlier        2013) and Chief Executive Officer   communications and securities
                                  retirement or removal.       (2008 - 2012), Quadriserv, Inc.     processing provider for financial
                                                               (technology products for            services industry) (2009 -
                                                               securities lending industry); and   present); Director, Quadriserv,
                                                               Senior Executive Vice President,    Inc. (2005 - 2013); and
                                                               The Bank of New York (financial     Commissioner, New Jersey State
                                                               and securities services) (1986 -    Civil Service Commission (2011 -
                                                               2004)                               present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)                Trustee since 2005. Serves   Managing Partner, Federal City      Director of New York Mortgage
Trustee                           until a successor trustee    Capital Advisors (corporate         Trust (publicly-traded mortgage
                                  is elected or earlier        advisory services company) (1997    REIT) (2004 - 2009, 2012 -
                                  retirement or removal.       - 2004 and 2008 - present);         present); Director of The Swiss
                                                               Interim Chief Executive Officer,    Helvetia Fund, Inc. (closed-end
                                                               Oxford Analytica, Inc.              fund) (2010 - present); Director
                                                               (privately-held research and        of Oxford Analytica, Inc. (2008
                                                               consulting company) (2010);         - present); and Director of
                                                               Executive Vice President and        Enterprise Community Investment,
                                                               Chief Financial Officer, I-trax,    Inc. (privately-held affordable
                                                               Inc. (publicly traded health care   housing finance company) (1985 -
                                                               services company) (2004 - 2007);    2010)
                                                               and Executive Vice President and
                                                               Chief Financial Officer, Pedestal
                                                               Inc. (internet-based mortgage
                                                               trading company) (2000 - 2002);
                                                               Private consultant (1995-1997),
                                                               Managing Director, Lehman
                                                               Brothers (investment banking firm)
                                                               (1992-1995); and Executive, The
                                                               World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)         Trustee since 2008. Serves   William Joseph Maier Professor of   Trustee, Mellon Institutional
Trustee                           until a successor trustee    Political Economy, Harvard          Funds Investment Trust and
                                  is elected or earlier        University (1972 - present)         Mellon Institutional Funds
                                  retirement or removal.                                           Master Portfolio (oversaw 17
                                                                                                   portfolios in fund complex)
                                                                                                   (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Margaret B.W. Graham (67)            Trustee since 2000. Serves   Founding Director, Vice President   None
Trustee                              until a successor trustee    and Corporate Secretary, The
                                     is elected or earlier        Winthrop Group, Inc. (consulting
                                     retirement or removal.       firm) (1982 - present); Desautels
                                                                  Faculty of Management, McGill
                                                                  University (1999 - present); and
                                                                  Manager of Research Operations and
                                                                  Organizational Learning, Xerox
                                                                  PARC, Xerox's advance research
                                                                  center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)             Trustee since 1995. Serves   President and Chief Executive       Director of New America High
Trustee                              until a successor trustee    Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
                                     is elected or earlier        Inc. (investment banking firm)      investment company) (2004 -
                                     retirement or removal.       (1981 - present)                    present); and Member, Board of
                                                                                                      Governors, Investment Company
                                                                                                      Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)               Trustee since 2014. Serves   Consultant (investment company      None
Trustee                              until a successor trustee    services) (2012 - present);
                                     is elected or earlier        Executive Vice President, BNY
                                     retirement or removal.       Mellon (financial and investment
                                                                  company services) (1969 - 2012);
                                                                  Director, BNY International
                                                                  Financing Corp. (financial
                                                                  services) (2002 - 2012); and
                                                                  Director, Mellon Overseas
                                                                  Investment Corp. (financial
                                                                  services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                                 OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF S ERVICE            PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Kenneth J. Taubes (56)*              Trustee since 2014. Serves    Director and Executive Vice          None
Trustee                              until a successor trustee     President (since 2008) and Chief
                                     is elected or earlier         Investment Officer, U.S. (since
                                     retirement or removal.        2010) of PIM-USA; Executive Vice
                                                                   President of Pioneer (since
                                                                   2008); Executive Vice President
                                                                   of Pioneer Institutional Asset
                                                                   Management, Inc. (since 2009);
                                                                   and Portfolio Manager of Pioneer
                                                                   (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer High Yield VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Lorraine Monchak (58)**              Advisory Trustee since      Chief Investment Officer, 1199       None
Advisory Trustee                     2014.                       SEIU Funds (healthcare workers
                                                                 union pension funds) (2001 -
                                                                 present); Vice President -
                                                                 International Investments Group,
                                                                 American International Group,
                                                                 Inc. (insurance company) (1993 -
                                                                 2001); Vice President Corporate
                                                                 Finance and Treasury Group,
                                                                 Citibank, N.A.(1980 - 1986 and
                                                                 1990 - 1993); Vice President -
                                                                 Asset/Liability Management Group,
                                                                 Federal Farm Funding Corporation
                                                                 (government-sponsored issuer of
                                                                 debt securities) (1988 - 1990);
                                                                 Mortgage Strategies Group,
                                                                 Shearson Lehman Hutton, Inc.
                                                                 (investment bank) (1987 - 1988);
                                                                 and Mortgage Strategies Group,
                                                                 Drexel Burnham Lambert, Ltd.
                                                                 (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

** Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY OFFICER
Lisa M. Jones (52)                   Since 2014. Serves at the   Chair, Director, CEO and             None
President and Chief                  discretion of the Board     President of Pioneer Investment
Executive Officer                                                Management- USA (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Investment
                                                                 Management, Inc. (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Funds
                                                                 Distributor, Inc. (since
                                                                 September 2014); Chair, Director,
                                                                 CEO and President of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. (since September 2014); and
                                                                 Chair, Director, and CEO of
                                                                 Pioneer Investment Management
                                                                 Shareholder Services, Inc. (since
                                                                 September 2014); Managing
                                                                 Director, Morgan Stanley
                                                                 Investment Management (2010 -
                                                                 2013); and Director of
                                                                 Institutional Business, CEO of
                                                                 International, Eaton Vance
                                                                 Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)           Since 2003. Serves at the   Vice President and Associate         None
Secretary and Chief                  discretion of the Board.    General Counsel of Pioneer since
Legal Officer                                                    January 2008; Secretary and Chief
                                                                 Legal Officer of all of the
                                                                 Pioneer Funds since June 2010;
                                                                 Assistant Secretary of all of the
                                                                 Pioneer Funds from September 2003
                                                                 to May 2010; and Vice President
                                                                 and Senior Counsel of Pioneer
                                                                 from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)               Since 2010. Serves at the   Fund Governance Director of          None
Assistant Secretary                  discretion of the Board.    Pioneer since December 2006 and
                                                                 Assistant Secretary of all the
                                                                 Pioneer Funds since June 2010;
                                                                 Manager - Fund Governance of
                                                                 Pioneer from December 2003 to
                                                                 November 2006; and Senior
                                                                 Paralegal of Pioneer from January
                                                                 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION              TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 HELD BY OFFICER
Thomas Reyes (52)                   Since 2010. Serves at the    Senior Counsel of Pioneer since      None
Assistant Secretary                 discretion of the Board.     May 2013 and Assistant Secretary
                                                                 of all the Pioneer Funds since
                                                                 June 2010; and Counsel of Pioneer
                                                                 from June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)                Since 2008. Serves at the    Vice President - Fund Treasury of    None
Treasurer and Chief Financial       discretion of the Board.     Pioneer; Treasurer of all of the
and Accounting Officer                                           Pioneer Funds since March 2008;
                                                                 Deputy Treasurer of Pioneer from
                                                                 March 2004 to February 2008; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds from March 2004 to
                                                                 February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)               Since 2000. Serves at the    Director - Fund Treasury of          None
Assistant Treasurer                 discretion of the Board.     Pioneer; and Assistant Treasurer
                                                                 of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)                  Since 2002. Serves at the    Fund Accounting Manager - Fund       None
Assistant Treasurer                 discretion of the Board.     Treasury of Pioneer; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)               Since 2009. Serves at the    Fund Administration Manager -        None
Assistant Treasurer                 discretion of the Board.     Fund Treasury of Pioneer since
                                                                 November 2008; Assistant
                                                                 Treasurer of all of the Pioneer
                                                                 Funds since January 2009; and
                                                                 Client Service Manager -
                                                                 Institutional Investor Services
                                                                 at State Street Bank from March
                                                                 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)                Since 2010. Serves at the    Chief Compliance Officer of          None
Chief Compliance Officer            discretion of the Board.     Pioneer and of all the Pioneer
                                                                 Funds since March 2010; Chief
                                                                 Compliance Officer of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. since January 2012; Chief
                                                                 Compliance Officer of Vanderbilt
                                                                 Capital Advisors, LLC since July
                                                                 2012: Director of Adviser and
                                                                 Portfolio Compliance at Pioneer
                                                                 since October 2005; and Senior
                                                                 Compliance Officer for Columbia
                                                                 Management Advisers, Inc. from
                                                                 October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)                Since 2006. Serves at the    Director - Transfer Agency           None
Anti-Money Laundering Officer       discretion of the Board.     Compliance of Pioneer and
                                                                 Anti-Money Laundering Officer of
                                                                 all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18662-09-0215

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                      Pioneer Disciplined Value VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------
Pioneer Disciplined Value VCT Portfolio

  Portfolio and Performance Update                                            2

  Comparing Ongoing Portfolio Expenses                                        3

  Portfolio Management Discussion                                             4

  Schedule of Investments                                                     8

  Financial Statements                                                       11

  Notes to Financial Statements                                              15

  Report of Independent Registered Public Accounting Firm                    18

  Approval of Investment Advisory Agreement                                  19

  Trustees, Officers and Service Providers                                   22

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                97.4%
Depository Receipts for International Stocks                       1.5%
International Common Stocks                                        1.1%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                        25.1%
Health Care                                                       16.5%
Information Technology                                            15.1%
Industrials                                                        9.9%
Energy                                                             8.7%
Consumer Staples                                                   7.3%
Consumer Discretionary                                             7.3%
Utilities                                                          6.3%
Materials                                                          2.0%
Telecommunication Services                                         1.8%

Five Largest Holdings
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
  1. Aetna, Inc.                                                           3.04%
--------------------------------------------------------------------------------
  2. Wells Fargo & Co.                                                     3.03
--------------------------------------------------------------------------------
  3. Bank of America Corp.                                                 3.03
--------------------------------------------------------------------------------
  4. Pfizer, Inc.                                                          3.03
--------------------------------------------------------------------------------
  5. Morgan Stanley Co.                                                    2.79
--------------------------------------------------------------------------------

* The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                             12/31/14          12/31/13
   Class II                                            $14.04            $14.29

                                   Net
Distributions per Share            Investment    Short-Term        Long-Term
(1/1/14 - 12/31/14)                Income        Capital Gains     Capital Gains
   Class II                        $0.1615       $0.4197           $0.9840

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class II shares of Pioneer Disciplined Value VCT Portfolio at net asset value during the periods shown, compared to that of the The performance data quoted Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any represents past performance, applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                            Pioneer Disciplined Value       Russell 1000
                            VCT Portfolio, Class II         Value Index
3/31/2005                   $10,000                         $10,000
12/31/2005                  $11,056                         $11,111
12/31/2006                  $12,951                         $13,243
12/31/2007                  $13,780                         $12,530
12/31/2008                  $ 9,296                         $ 7,295
12/31/2009                  $10,758                         $ 9,589
12/31/2010                  $11,754                         $11,654
12/31/2011                  $11,324                         $11,873
12/31/2012                  $12,524                         $14,317
12/31/2013                  $16,105                         $17,183
12/31/2014                  $17,652                         $20,213

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap U.S. Value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
                                                                    Russell 1000
                                                    Class II         Value Index
--------------------------------------------------------------------------------
Life-of-Class
(3/18/05)                                              5.91%               7.35%
5 Years                                               10.41%              15.42%
1 Year                                                 9.61%              13.45%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

--------------------------------------------------------------------------------
Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

COMPARING ONGOING PORTFOLIO EXPENSES

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                                                II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                                      $1,000.00
Ending Account Value on 12/31/14                                       $1,038.47
Expenses Paid During Period*                                           $    5.14

* Expenses are equal to the Fund's annualized expense ratio of 1.00% for Class II shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                                                II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                                      $1,000.00
Ending Account Value on 12/31/14                                       $1,020.16
Expenses Paid During Period*                                           $    5.09

* Expenses are equal to the Fund's annualized expense ratio of 1.00% for Class II shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, John Peckham, CFA, Co-Head of Equity Research, U.S., senior vice president and a portfolio manager at Pioneer, Ashesh (Ace) Savla, vice president and a senior quantitative research analyst at Pioneer, and Brian Popiel, fundamental research analyst at Pioneer, discuss the market environment for stocks during the 12-month period ended December 31, 2014, and the performance of Pioneer Disciplined Value VCT Portfolio in that environment. Mr. Peckham, Mr. Savla, and Mr. Popiel are responsible for the day-to-day management of the Portfolio.

Q: How did the Portfolio perform during the 12-month period ended December 31, 2014?

A: Pioneer Disciplined Value VCT Portfolio's Class II shares returned 9.61% at net asset value during the 12-month period ended December 31, 2014, while the Portfolio's benchmark, the Russell 1000 Value Index, returned 13.45%. During the same period, the average return of the 125 variable portfolios in Lipper's Large Cap Value Underlying Funds category was 10.79%.

Q: How would you describe the market for equities during the 12-month period ended December 31, 2014?

A: The stock market rose during the 12-month period ended December 31, 2014. On a total-return basis, which includes reinvested dividends, the Standard & Poor's 500 Index advanced by 13.66%, and the Portfolio's benchmark, the Russell 1000 Value Index, gained 13.45%. The market did slip back, or "correct," several times during the period, most notably in January 2014, in September and the first half of October 2014, and in the first half of December 2014, but each time the market reversed direction and climbed right back up. Investors' concerns during the period centered around geopolitical events and the health of world economies, interest rates, commodities prices, and the spread of the Ebola virus. Throughout, however, corporate earnings reports were better than anticipated, and the United States economy, despite an unexplained but apparently weather-related decline in the first calendar quarter of 2014, continued growing, with significant declines in the unemployment rate as employers added workers. The stock market ended the period on a strong note.

    During the period, interest rates did not rise as expected with the "tapering" of the Federal Reserve System's (the Fed's) quantitative easing program -- but instead fell. As a result, more cyclical and commodity-price-dependent companies, especially in the industrials, energy, and materials sectors, saw their share prices bounce around and, in some cases, decline.

Q: What were the main reasons for the Portfolio's underperformance of its benchmark, the Russell 1000 Value Index (the Russell Index), during the 12-month period ended December 31, 2014, and which individual holdings detracted the most from benchmark-relative returns?

A: A combination of sector weighting decisions and security selection results drove the Portfolio's underperformance of the Russell Index during the
    period.   The  worst-performing  sector  overall  for  the  Portfolio  was financials, as an underweight to real estate investment trusts (REITs), which thrived during the period in a low-interest-rate environment, an overweight to large banks and negative stock selection results hurt relative returns. A Portfolio underweight

Pioneer Disciplined Value VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

    to the utilities sector also detracted from benchmark-relative performance during the period, as the sector - like REITs in financials - turned in very strong performance in the prevailing low-interest-rate environment.

    In financials, the two holdings that detracted the most from the Portfolio's relative performance were Bank of America and Citigroup. Bank of America's performance was hurt after the company disclosed, earlier in the calendar year, a five-year old calculation error which necessitated the resubmission of its capital plan for the Fed's Comprehensive Capital Analysis and Review
    (CCAR) -- an element of the Fed's "stress test" requirements for domestic banks. Citigroup also had CCAR issues during the early part of the period as the company's capital plan was rejected by the Fed, which stated that Citigroup had not done enough to improve certain areas of its operations that the Fed had previously called into question. With that said, we still hold Citigroup and Bank of America in the Portfolio, as each company began to turn things around in the final quarter of the calendar year.

    Stock selection in several other sectors, including consumer staples and information technology, also dragged down the Portfolio's benchmark-relative returns. In consumer staples, the Portfolio's worst-performing stock holding was direct-selling firm Nu Skin Enterprises. A global merchandiser of cosmetic and personal care products through its direct sales force, Nu Skin ran into trouble during the period over concerns about the company's growth rate in China, a market which once accounted for 40% of the company's sales. We had purchased Nu Skin after its stock price had tumbled by 50% because we felt it was a good value play. Unfortunately, the stock dropped by another 50% after we added it to the Portfolio, and so we exited the position before the end of the period. In information technology, the Portfolio's relative returns were hurt the most by not holding some outperforming, large Russell Index components such as Intel and Hewlett-Packard -- particularly Intel.

    Finally, the Portfolio's stock picks in the industrials sector were very successful during the 12-month period, except for one: Eaton, a multinational power management company, which was the second-worst performer in the Portfolio from a benchmark-relative standpoint. Eaton underperformed during the period as the company failed to meet market expectations, which were fairly high in the wake of Eaton's finalization of its acquisition of Cooper Industries. We had expected the acquisition to be accretive to Eaton's earnings this year, but those expectations failed to materialize. We still believe Eaton will benefit from the acquisition in the long run, and so we have maintained the Portfolio's position.

Q: Which of your investment decisions and individual holdings contributed to the Portfolio's benchmark-relative returns during the 12-month period ended December 31, 2014?

A: As we noted previously, except for Eaton, the Portfolio's stock selection results in the industrials sector were very positive for benchmark-relative performance during the period. In the sector, the biggest contributors to relative returns were two airline stocks: American Airlines Group and United Continental. The airline industry has been consolidating over the past few years, which has benefited the larger companies that have been created from

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

    the mergers. In addition to the positive trends from industry consolidation, airline stocks are relatively cheap and have begun to reap tailwinds from the sharp decline in crude oil prices, which translates into cheaper fuel costs.

    The energy sector was one of the worst performers in the overall market during the past year, but we managed to do a good job of navigating the Portfolio through that tough environment, as the sector was one of the top contributors to benchmark-relative performance during the period. Early in the period, the Portfolio's holding in oil services firm Halliburton provided a big boost to relative returns. The stock, like most energy stocks, began to tumble as oil prices collapsed, but we had exited the position before the negative effects took hold. Also, the Portfolio had large underweight positions in two Russell Index stocks that underperformed significantly -- ExxonMobil and Chevron. Those underweights made very solid contributions to the Portfolio's benchmark-relative results during the period.

    Finally, an overweight in health care benefited the Portfolio's benchmark-relative returns. While stock selection in the sector actually detracted from relative performance during the period, the Portfolio's position in insurer Aetna, which has been benefiting from increased spending associated with the Affordable Care Act, was a positive contributor.

Q: Did you invest in any derivatives during the 12-month period ended December 31, 2014? If so, did those positions have a material effect on the Portfolio's performance?

A:  No. The Portfolio had no derivatives exposure during the period.

Q: What is your outlook, and how have you positioned the Portfolio as we head into 2015?

A: As we look ahead to 2015, we believe U.S. economic growth will remain positive, and decoupled from slower growth elsewhere. We expect financial conditions to remain benign as there appears to be little inflationary pressure that would cause the Fed to tighten monetary conditions substantially. Despite our positive view of U.S. economic growth, our outlook for earnings growth is more mixed. The strong U.S. dollar will reduce the earnings growth rates of many U.S. companies; however, a stronger dollar is often associated with an increase in the price/earnings multiple for U.S. equities as global investors find U.S. assets more attractive. The collapse in the crude oil price will continued to have a significant impact on energy company earnings and some related industries. On the positive side, lower oil and other commodity prices should have a beneficial impact on consumer spending and will benefit profit margins of companies where energy costs are a significant input cost.

Pioneer Disciplined Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

A Word About Risk:

The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

    There are risks to the outlook from emerging markets such as China and Russia. Growth in China is slowing as the government tries to curtail credit growth, which had been exceptionally strong in recent years. Russia and the evolving situation in the Ukraine also present risks to global stability and growth. Recent developments in the Middle East could also adversely impact the financial markets, either directly in terms of the price of oil, or indirectly in terms of risk premiums associated with various asset classes. Assuming the situation in emerging markets does not get worse, we are optimistic about the prospects for U.S. equities in 2015, but do expect greater volatility going forward, with more frequent and larger market drawdowns than has been the case in recent years. Valuations remain reasonable in most areas of the equity market, particularly in comparison to other asset classes.

    Security selection drives the Portfolio's sector allocations. As of December 31, 2014, we maintained an overweight in health care and underweights in financials and energy - we even trimmed the Portfolio's financials holdings during the period as we find the current environment in the sector to be difficult. Our approach to security selection emphasizes bottom-up, fundamental analysis. We believe our approach is durable and repeatable and can deliver reasonable investment results across the business cycle and in a variety of market conditions.

Please refer to the Schedule of Investments on pages 8 to 10 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------


Shares                                                                     Value
                COMMON STOCKS - 99.0%
                Energy - 8.7%
                Integrated Oil & Gas - 4.3%
      46,503    Chevron Corp.                                       $  5,216,707
      52,722    Exxon Mobil Corp.                                      4,874,149
                                                                    ------------
                                                                    $ 10,090,856
                                                                    ------------
                Oil & Gas Exploration
                & Production - 4.4%
      74,267    ConocoPhillips                                      $  5,128,879
      86,578    Devon Energy Corp.                                     5,299,439
                                                                    ------------
                                                                    $ 10,428,318
                                                                    ------------
                Total Energy                                        $ 20,519,174
                                                                    ------------
                Materials - 1.4%
                Paper Products - 1.4%
      62,625    International Paper Co.                             $  3,355,448
                                                                    ------------
                Total Materials                                     $  3,355,448
                                                                    ------------
                Capital Goods - 5.5%
                Electrical Components
                & Equipment - 2.0%
      68,960    Eaton Corp. Plc                                     $  4,686,522
                                                                    ------------
                Construction & Farm
                Machinery & Heavy
                Trucks - 2.0%
      32,674    Cummins, Inc.                                       $  4,710,611
                                                                    ------------
                Industrial Machinery - 1.5%
      28,032    Parker-Hannifin Corp.                               $  3,614,726
                                                                    ------------
                Total Capital Goods                                 $ 13,011,859
                                                                    ------------
                Transportation - 4.4%
                Airlines - 4.4%
      98,051    American Airlines Group, Inc.                       $  5,258,475
      75,765    United Continental Holdings, Inc.*                     5,067,921
                                                                    ------------
                                                                    $ 10,326,396
                                                                    ------------
                Total Transportation                                $ 10,326,396
                                                                    ------------
                Automobiles &
                Components - 2.0%
                Automobile
                Manufacturers - 2.0%
     138,367    General Motors Co.*                                 $  4,830,392
                                                                    ------------
                Total Automobiles
                & Components                                        $  4,830,392
                                                                    ------------
                Consumer Durables
                & Apparel - 1.8%
                Household Appliances - 1.8%
      21,482    Whirlpool Corp.                                     $  4,161,923
                                                                    ------------
                Total Consumer
                Durables & Apparel                                  $  4,161,923
                                                                    ------------
                Media - 2.0%
                Broadcasting - 2.0%
      84,015    CBS Corp. (Class B)                                 $  4,649,390
                                                                    ------------
                Total Media                                         $  4,649,390
                                                                    ------------
                Retailing - 1.5%
                Homefurnishing Retail - 1.5%
      45,183    Bed Bath & Beyond, Inc.*                            $  3,441,589
                                                                    ------------
                Total Retailing                                     $  3,441,589
                                                                    ------------
                Food & Staples Retailing - 1.7%
                Drug Retail - 1.7%
      42,340    CVS Health Corp.                                    $  4,077,765
                                                                    ------------
                Total Food & Staples Retailing                      $  4,077,765
                                                                    ------------
                Food, Beverage
                & Tobacco - 5.5%
                Brewers - 1.9%
      62,674    Molson Coors Brewing Co. (Class B)                  $  4,670,466
                                                                    ------------
                Agricultural Products - 1.5%
      67,486    Archer-Daniels-Midland Co.                          $  3,509,272
                                                                    ------------
                Packaged Foods & Meats - 2.1%
     122,604    Tyson Foods, Inc.                                   $  4,915,194
                                                                    ------------
                Total Food, Beverage
                & Tobacco                                           $ 13,094,932
                                                                    ------------
                Health Care Equipment
                & Services - 9.4%
                Health Care Equipment - 2.5%
      79,056    Medtronic, Inc.                                     $  5,707,843
                                                                    ------------
                Health Care Services - 2.0%
      55,843    Express Scripts Holding Co.*                        $  4,728,227
                                                                    ------------
                Health Care Facilities - 1.9%
      61,693    HCA Holdings, Inc.                                  $  4,527,649
                                                                    ------------
                Managed Health Care - 3.0%
      79,938    Aetna, Inc.                                         $  7,100,892
                                                                    ------------
                Total Health Care
                Equipment & Services                                $ 22,064,611
                                                                    ------------
                Pharmaceuticals,
                Biotechnology &
                Life Sciences - 7.1%
                Pharmaceuticals - 7.1%
      24,845    Mallinckrodt Plc*                                   $  2,460,400
      62,340    Mylan, Inc./PA*                                        3,514,106
     226,907    Pfizer, Inc.                                           7,068,153
      62,798    Teva Pharmaceutical Industries,
                Ltd. (A.D.R.)                                          3,611,513
                                                                    ------------
                                                                    $ 16,654,172
                                                                    ------------
                Total Pharmaceuticals,
                Biotechnology & Life
                Sciences                                            $ 16,654,172
                                                                    ------------

The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

Shares                                                                     Value
                Banks - 10.8%
                Diversified Banks - 8.0%
    395,622     Bank of America Corp.                               $  7,077,678
     86,787     Citigroup, Inc.                                        4,696,045
    129,190     Wells Fargo & Co.                                      7,082,196
                                                                    ------------
                                                                    $ 18,855,919
                                                                    ------------
                Regional Banks - 2.8%
     71,501     The PNC Financial Services Group, Inc.              $  6,523,036
                                                                    ------------
                Total Banks                                         $ 25,378,955
                                                                    ------------
                Diversified Financials - 8.8%
                Other Diversified
                Financial Services - 1.5%
     84,539     Voya Financial, Inc.                                $  3,582,763
                                                                    ------------
                Specialized Finance - 2.0%
     96,665     The NASDAQ OMX Group, Inc.                          $  4,636,053
                                                                    ------------
                Consumer Finance - 2.5%
     91,763     Discover Financial Services, Inc.                   $  6,009,559
                                                                    ------------
                Investment Banking
                & Brokerage - 2.8%
    168,152     Morgan Stanley Co.                                  $  6,524,298
                                                                    ------------
                Total Diversified Financials                        $ 20,752,673
                                                                    ------------
                Insurance - 5.4%
                Life & Health Insurance - 1.7%
     68,850     Lincoln National Corp.                              $  3,970,580
                                                                    ------------
                Multi-line Insurance - 2.2%
    122,581     The Hartford Financial
                Services Group, Inc.                                $  5,110,402
                                                                    ------------
                Property & Casualty
                Insurance - 1.5%
     50,495     The Allstate Corp.                                  $  3,547,274
                                                                    ------------
                Total Insurance                                     $ 12,628,256
                                                                    ------------
                Software & Services - 5.1%
                Data Processing &
                Outsourced Services - 1.2%
    199,520     Xerox Corp.                                         $  2,765,347
                                                                    ------------
                Systems Software - 3.9%
    139,488     Microsoft Corp.                                     $  6,479,218
     62,050     Oracle Corp.                                           2,790,388
                                                                    ------------
                                                                    $  9,269,606
                                                                    ------------
                Total Software & Services                           $ 12,034,953
                                                                    ------------
                Technology Hardware
                & Equipment - 6.5%
                Communications
                Equipment - 2.0%
    168,866     Cisco Systems, Inc.                                 $  4,697,008
                                                                    ------------
                Computer Storage &
                Peripherals - 2.0%
    158,208     EMC Corp.                                           $  4,705,106
                                                                    ------------
                Technology Hardware,
                Storage & Peripherals - 2.5%
     63,802     NetApp, Inc.                                        $  2,644,593
     28,897     Western Digital Corp.                                  3,198,898
                                                                    ------------
                                                                    $  5,843,491
                                                                    ------------
                Total Technology Hardware
                & Equipment                                         $ 15,245,605
                                                                    ------------
                Semiconductors &
                Semiconductor
                Equipment - 3.5%
                Semiconductors - 3.5%
     39,496     Analog Devices, Inc.                                $  2,192,818
     58,056     Broadcom Corp.                                         2,515,566
     48,226     Skyworks Solutions, Inc.                               3,506,512
                                                                    ------------
                                                                    $  8,214,896
                                                                    ------------
                Total Semiconductors &
                Semiconductor Equipment                             $  8,214,896
                                                                    ------------
                Telecommunication
                Services - 1.8%
                Integrated
                Telecommunication
                Services - 1.8%
     93,227     Verizon Communications, Inc.                        $  4,361,159
                                                                    ------------
                Total Telecommunication
                Services                                            $  4,361,159
                                                                    ------------
                Utilities - 6.2%
                Electric Utilities - 4.2%
    132,839     Exelon Corp.                                        $  4,925,670
    130,401     FirstEnergy Corp.                                      5,084,335
                                                                    ------------
                                                                    $ 10,010,005
                                                                    ------------
                Multi-Utilities - 2.0%
    114,432     Public Service Enterprise Group, Inc.               $  4,738,629
                                                                    ------------
                Total Utilities                                     $ 14,748,634
                                                                    ------------
                TOTAL COMMON STOCKS
                (Cost $207,331,105)                                 $233,552,782
                                                                    ------------
                TOTAL INVESTMENT IN
                SECURITIES - 99.0%
                (Cost $207,331,105) (a)                             $233,552,782
                                                                    ------------
                OTHER ASSETS &
                LIABILITIES - 1.0%                                  $  2,300,151
                                                                    ------------
                TOTAL NET ASSETS - 100.0%                           $235,852,933
                                                                    ============

The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

*        Non-income producing security.

(A.D.R.) American Depositary Receipts.

(a) At December 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $207,354,707 was as follows:

           Aggregate gross unrealized appreciation for all investments in which
           there is an excess of value over tax cost                               $27,536,497
           Aggregate gross unrealized depreciation for all investments in which
           there is an excess of tax cost over value                                (1,338,422)
                                                                                   -----------
           Net unrealized appreciation                                             $26,198,075
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 aggregated $244,869,874 and $275,347,138, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                              Level 1       Level 2     Level 3         Total
Common Stocks              $233,552,782     $    --     $    --     $233,552,782
                           ------------     -------     -------     ------------
   Total                   $233,552,782     $    --     $    --     $233,552,782
                           ============     =======     =======     ============

During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

   The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                           12/31/14    12/31/13    12/31/12    12/31/11    12/31/10
Class II
Net asset value, beginning of period                                      $  14.29    $  11.79    $  10.77    $  11.26    $  10.37
                                                                          --------    --------    --------    --------    --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                           $   0.12    $   0.16    $   0.17    $   0.12    $   0.08
   Net realized and unrealized gain (loss) on investments                     1.19        3.09        0.96       (0.53)       0.87
                                                                          --------    --------    --------    --------    --------
       Net increase (decrease) from investment operations                 $   1.31    $   3.25    $   1.13    $  (0.41)   $   0.95
Distributions to shareowners:
   Net investment income                                                  $  (0.16)   $  (0.20)   $  (0.11)   $  (0.08)   $  (0.06)
   Net realized gain                                                         (1.40)      (0.55)         --          --          --
                                                                          --------    --------    --------    --------    --------
Total distributions                                                       $  (1.56)   $  (0.75)   $  (0.11)   $  (0.08)   $  (0.06)
                                                                          --------    --------    --------    --------    --------
Net increase (decrease) in net asset value                                $  (0.25)   $   2.50    $   1.02    $  (0.49)   $   0.89
                                                                          --------    --------    --------    --------    --------
Net asset value, end of period                                            $  14.04    $  14.29    $  11.79    $  10.77    $  11.26
                                                                          ========    ========    ========    ========    ========
Total return*                                                                 9.61%      28.59%      10.60%      (3.66)%      9.26%
Ratio of total expenses plus interest expense to average net assets (a)       1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income (loss) to average net assets                   0.80%       1.12%       1.78%       1.48%       1.10%
Portfolio turnover rate                                                        105%         97%         74%         18%         21%
Net assets, end of period (in thousands)                                  $235,853    $247,243    $208,122    $155,712    $113,821
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Total expenses plus interest expense to average net assets (a)             1.01%       1.02%       1.03%       1.04%       1.09%
   Net investment income to average net assets (loss)                         0.78%       1.11%       1.74%       1.44%       1.01%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)   Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
+     Amount rounds to less than 0.01%.


Note: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges and sales charges.

   The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $207,331,105)                      $233,552,782
  Cash                                                                 2,688,960
  Receivables --
     Investment securities sold                                       12,036,964
     Portfolio shares sold                                                19,298
     Dividends                                                           229,818
  Due from Pioneer Investment Management, Inc.                             1,338
  Prepaid expenses                                                             7
                                                                    ------------
         Total assets                                               $248,529,167
                                                                    ------------
LIABILITIES:
  Payables --
     Investment securities purchased                                $ 12,542,922
     Portfolio shares repurchased                                         84,234
  Due to affiliates                                                       13,822
  Accrued expenses                                                        35,256
                                                                    ------------
         Total liabilities                                          $ 12,676,234
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $171,348,882
  Undistributed net investment income                                  1,784,055
  Accumulated net realized gain on investments                        36,498,319
  Net unrealized appreciation on investments                          26,221,677
                                                                    ------------
         Total net assets                                           $235,852,933
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class II (based on $235,852,933/16,796,172 shares)                $      14.04
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Dividends                                                                             $4,252,384
  Interest                                                                                   1,275
                                                                                        ----------
        Total investment income                                                                      $  4,253,659
                                                                                                     ------------
EXPENSES:
  Management fees                                                                       $1,658,202
  Transfer agent fees                                                                        1,500
  Distribution fees                                                                        592,215
  Administrative reimbursements                                                             76,209
  Custodian fees                                                                             9,200
  Professional fees                                                                         40,469
  Printing expense                                                                           9,000
  Fees and expenses of nonaffiliated Trustees                                                6,598
  Miscellaneous                                                                              3,573
                                                                                        ----------
     Total operating expenses                                                                        $  2,396,966
     Less fees waived and expenses reimbursed by Pioneer Investment Management, Inc.                      (27,286)
                                                                                                     ------------
     Net operating expenses                                                                          $  2,369,680
                                                                                                     ------------
        Interest expense                                                                             $        507
                                                                                                     ------------
     Total operating expense and interest expense                                                    $  2,370,187
                                                                                                     ------------
        Net investment income                                                                        $  1,883,472
                                                                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                                   $ 36,524,962
                                                                                                     ------------
  Change in net unrealized depreciation on investments                                               $(17,070,801)
                                                                                                     ------------
  Net gain on investments                                                                            $ 19,454,161
                                                                                                     ------------
  Net increase in net assets resulting from operations                                               $ 21,337,633
                                                                                                     ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    Year Ended       Year Ended
                                                                                     12/31/14         12/31/13
FROM OPERATIONS:
Net investment income                                                             $   1,883,472     $  2,561,057
Net realized gain on investments                                                     36,524,962       22,613,074
Change in net unrealized appreciation (depreciation) on investments                 (17,070,801)      32,107,491
                                                                                  -------------     ------------
       Net increase in net assets resulting from operations                       $  21,337,633     $ 57,281,622
                                                                                  -------------     ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class II ($0.16 and $0.20 per share, respectively)                          $  (2,560,911)    $ (3,434,499)
Net realized gains:
      Class II ($1.40 and $0.55 per share, respectively)                            (22,258,522)      (9,381,177)
                                                                                  -------------     ------------
          Total distributions to shareowners                                      $ (24,819,433)    $(12,815,676)
                                                                                  -------------     ------------
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                  $   1,495,956     $  6,856,758
Reinvestment of distributions                                                        24,819,433       12,815,676
Cost of shares repurchased                                                          (34,223,168)     (25,018,367)
                                                                                  -------------     ------------
       Net decrease in net assets resulting from Portfolio share transactions     $  (7,907,779)    $ (5,345,933)
                                                                                  -------------     ------------
       Net increase (decrease) in net assets                                      $ (11,389,579)    $ 39,120,013
NET ASSETS:
Beginning of year                                                                 $ 247,242,512     $208,122,499
                                                                                  -------------     ------------
End of year                                                                       $ 235,852,933     $247,242,512
                                                                                  =============     ============
Undistributed net investment income                                               $   1,784,055     $  2,560,453
                                                                                  =============     ============

                                      '14 Shares       '14 Amount     '13 Shares      '13 Amount
CLASS II
Shares sold                              105,806     $  1,495,956        513,791     $  6,856,758
Reinvestment of distributions          1,833,045       24,819,433      1,035,192       12,815,676
Less shares repurchased               (2,440,047)     (34,223,168)    (1,898,192)     (25,018,367)
                                      ----------     ------------     ----------     ------------
       Net increase (decrease)          (501,196)    $ (7,907,779)      (349,209)    $ (5,345,933)
                                      ==========     ============     ==========     ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Disciplined Value VCT Portfolio, (the Portfolio) formerly Pioneer Fundamental Value VCT Portfolio is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is capital appreciation. Current income is a secondary objective.

The Portfolio offers one class of shares designated as Class II shares. The Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

    Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

C.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $98,959 to decrease undistributed net investment income and $98,959 to increase accumulated net realized gain on investments in order to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

--------------------------------------------------------------------------------
                                                          2014           2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                       $ 9,216,109    $ 3,434,499
Long-term capital gain                                 15,603,324      9,381,177
                                                      -----------    -----------
 Total distributions                                  $24,819,433    $12,815,676
                                                      ===========    ===========
Distributable Earnings
(Accumulated Losses):
Undistributed ordinary income                         $ 8,391,631
Undistributed long-term
 capital gain                                          29,914,345
Net unrealized appreciation                            26,198,075
                                                      -----------
 Total                                                $64,504,051
                                                      ===========

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and adjustments related to common stocks.

D.  Portfolio Shares

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 4). Dividends and distributions to shareowners are recorded on the ex-dividend date.

E.  Risks

    Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or to other risks affecting those industries and sectors. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. At December 31, 2014, the Portfolio had no open repurchase agreements.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Portfolio's average daily net assets.

Through May 1, 2016, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Fees waived and expenses reimbursed during the year ended December 31, 2014, are reflected on the Statement of Operations. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,425 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $125 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,272 in distribution fees payable to PFD at December 31, 2014.

5. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's two most recent fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Disciplined Value VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Disciplined Value VCT Portfolio (formerly, Pioneer Fundamental Value VCT Portfolio) (one of the portfolios constituting Pioneer Variable Contracts Trust) (the "Fund"), as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Disciplined Value VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Disciplined Value VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that they were satisfied with PIM's investment discipline and approach in the prevailing market conditions, notwithstanding relatively poor peer comparisons of total return over the 1-, 3- and 5-year periods.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees considered that the Portfolio's management fee was only four basis points higher than the median management fee paid by other funds in its Morningstar peer group, and less than one basis point higher than the management fee at the bottom of the third quintile of funds in the Portfolio's Morningstar peer group. The Trustees considered that the expense ratio of the Portfolio's Class II shares for the twelve months ended June 30, 2014 was in the third quintile relative to its Morningstar peer group and in the third quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Pioneer Disciplined Value VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer Disciplined Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION            TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO           LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Thomas J. Perna (64)              Trustee since 2006. Serves   Private investor (2004 - 2008 and   Director, Broadridge Financial
Chairman of the Board             until a successor trustee    2013 - present); Chairman (2008 -   Solutions, Inc. (investor
and Trustee                       is elected or earlier        2013) and Chief Executive Officer   communications and securities
                                  retirement or removal.       (2008 - 2012), Quadriserv, Inc.     processing provider for financial
                                                               (technology products for            services industry) (2009 -
                                                               securities lending industry); and   present); Director, Quadriserv,
                                                               Senior Executive Vice President,    Inc. (2005 - 2013); and
                                                               The Bank of New York (financial     Commissioner, New Jersey State
                                                               and securities services) (1986 -    Civil Service Commission (2011 -
                                                               2004)                               present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)                Trustee since 2005. Serves   Managing Partner, Federal City      Director of New York Mortgage
Trustee                           until a successor trustee    Capital Advisors (corporate         Trust (publicly-traded mortgage
                                  is elected or earlier        advisory services company) (1997    REIT) (2004 - 2009, 2012 -
                                  retirement or removal.       - 2004 and 2008 - present);         present); Director of The Swiss
                                                               Interim Chief Executive Officer,    Helvetia Fund, Inc. (closed-end
                                                               Oxford Analytica, Inc.              fund) (2010 - present); Director
                                                               (privately-held research and        of Oxford Analytica, Inc. (2008
                                                               consulting company) (2010);         - present); and Director of
                                                               Executive Vice President and        Enterprise Community Investment,
                                                               Chief Financial Officer, I-trax,    Inc. (privately-held affordable
                                                               Inc. (publicly traded health care   housing finance company) (1985 -
                                                               services company) (2004 - 2007);    2010)
                                                               and Executive Vice President and
                                                               Chief Financial Officer, Pedestal
                                                               Inc. (internet-based mortgage
                                                               trading company) (2000 - 2002);
                                                               Private consultant (1995-1997),
                                                               Managing Director, Lehman
                                                               Brothers (investment banking firm)
                                                               (1992-1995); and Executive, The
                                                               World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)         Trustee since 2008. Serves   William Joseph Maier Professor of   Trustee, Mellon Institutional
Trustee                           until a successor trustee    Political Economy, Harvard          Funds Investment Trust and
                                  is elected or earlier        University (1972 - present)         Mellon Institutional Funds
                                  retirement or removal.                                           Master Portfolio (oversaw 17
                                                                                                   portfolios in fund complex)
                                                                                                   (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Disciplined Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                HELD BY TRUSTEE
Margaret B.W. Graham (67)            Trustee since 2000. Serves   Founding Director, Vice President   None
Trustee                              until a successor trustee    and Corporate Secretary, The
                                     is elected or earlier        Winthrop Group, Inc. (consulting
                                     retirement or removal.       firm) (1982 - present); Desautels
                                                                  Faculty of Management, McGill
                                                                  University (1999 - present); and
                                                                  Manager of Research Operations and
                                                                  Organizational Learning, Xerox
                                                                  PARC, Xerox's advance research
                                                                  center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)             Trustee since 1995. Serves   President and Chief Executive       Director of New America High
Trustee                              until a successor trustee    Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
                                     is elected or earlier        Inc. (investment banking firm)      investment company) (2004 -
                                     retirement or removal.       (1981 - present)                    present); and Member, Board of
                                                                                                      Governors, Investment Company
                                                                                                      Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)               Trustee since 2014. Serves   Consultant (investment company      None
Trustee                              until a successor trustee    services) (2012 - present);
                                     is elected or earlier        Executive Vice President, BNY
                                     retirement or removal.       Mellon (financial and investment
                                                                  company services) (1969 - 2012);
                                                                  Director, BNY International
                                                                  Financing Corp. (financial
                                                                  services) (2002 - 2012); and
                                                                  Director, Mellon Overseas
                                                                  Investment Corp. (financial
                                                                  services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                                 OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE             PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Kenneth J. Taubes (56)*              Trustee since 2014. Serves    Director and Executive Vice          None
Trustee                              until a successor trustee     President (since 2008) and Chief
                                     is elected or earlier         Investment Officer, U.S. (since
                                     retirement or removal.        2010) of PIM-USA; Executive Vice
                                                                   President of Pioneer (since
                                                                   2008); Executive Vice President
                                                                   of Pioneer Institutional Asset
                                                                   Management, Inc. (since 2009);
                                                                   and Portfolio Manager of Pioneer
                                                                   (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer Disciplined Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISORY TRUSTEE
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY TRUSTEE
Lorraine Monchak (58)**              Advisory Trustee since      Chief Investment Officer, 1199       None
Advisory Trustee                     2014.                       SEIU Funds (healthcare workers
                                                                 union pension funds) (2001 -
                                                                 present); Vice President -
                                                                 International Investments Group,
                                                                 American International Group,
                                                                 Inc. (insurance company) (1993 -
                                                                 2001); Vice President Corporate
                                                                 Finance and Treasury Group,
                                                                 Citibank, N.A.(1980 - 1986 and
                                                                 1990 - 1993); Vice President -
                                                                 Asset/Liability Management Group,
                                                                 Federal Farm Funding Corporation
                                                                 (government-sponsored issuer of
                                                                 debt securities) (1988 - 1990);
                                                                 Mortgage Strategies Group,
                                                                 Shearson Lehman Hutton, Inc.
                                                                 (investment bank) (1987 - 1988);
                                                                 and Mortgage Strategies Group,
                                                                 Drexel Burnham Lambert, Ltd.
                                                                 (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

** Ms. Monchak is a non-voting advisory trustee.

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION               TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO              LENGTH OF SERVICE           PRINCIPAL OCCUPATION                 HELD BY OFFICER
Lisa M. Jones (52)                   Since 2014. Serves at the   Chair, Director, CEO and             None
President and Chief                  discretion of the Board     President of Pioneer Investment
Executive Officer                                                Management- USA (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Investment
                                                                 Management, Inc. (since September
                                                                 2014); Chair, Director, CEO and
                                                                 President of Pioneer Funds
                                                                 Distributor, Inc. (since
                                                                 September 2014); Chair, Director,
                                                                 CEO and President of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. (since September 2014); and
                                                                 Chair, Director, and CEO of
                                                                 Pioneer Investment Management
                                                                 Shareholder Services, Inc. (since
                                                                 September 2014); Managing
                                                                 Director, Morgan Stanley
                                                                 Investment Management (2010 -
                                                                 2013); and Director of
                                                                 Institutional Business, CEO of
                                                                 International, Eaton Vance
                                                                 Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)           Since 2003. Serves at the   Vice President and Associate         None
Secretary and Chief                  discretion of the Board.    General Counsel of Pioneer since
Legal Officer                                                    January 2008; Secretary and Chief
                                                                 Legal Officer of all of the
                                                                 Pioneer Funds since June 2010;
                                                                 Assistant Secretary of all of the
                                                                 Pioneer Funds from September 2003
                                                                 to May 2010; and Vice President
                                                                 and Senior Counsel of Pioneer
                                                                 from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)               Since 2010. Serves at the   Fund Governance Director of          None
Assistant Secretary                  discretion of the Board.    Pioneer since December 2006 and
                                                                 Assistant Secretary of all the
                                                                 Pioneer Funds since June 2010;
                                                                 Manager - Fund Governance of
                                                                 Pioneer from December 2003 to
                                                                 November 2006; and Senior
                                                                 Paralegal of Pioneer from January
                                                                 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Disciplined Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OFFICERS
--------------------------------------------------------------------------------

NAME, AGE AND POSITION              TERM OF OFFICE AND                                                OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 HELD BY OFFICER
Thomas Reyes (52)                   Since 2010. Serves at the    Senior Counsel of Pioneer since      None
Assistant Secretary                 discretion of the Board.     May 2013 and Assistant Secretary
                                                                 of all the Pioneer Funds since
                                                                 June 2010; and Counsel of Pioneer
                                                                 from June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)                Since 2008. Serves at the    Vice President - Fund Treasury of    None
Treasurer and Chief Financial       discretion of the Board.     Pioneer; Treasurer of all of the
and Accounting Officer                                           Pioneer Funds since March 2008;
                                                                 Deputy Treasurer of Pioneer from
                                                                 March 2004 to February 2008; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds from March 2004 to
                                                                 February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)               Since 2000. Serves at the    Director - Fund Treasury of          None
Assistant Treasurer                 discretion of the Board.     Pioneer; and Assistant Treasurer
                                                                 of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)                  Since 2002. Serves at the    Fund Accounting Manager - Fund       None
Assistant Treasurer                 discretion of the Board.     Treasury of Pioneer; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)               Since 2009. Serves at the    Fund Administration Manager -        None
Assistant Treasurer                 discretion of the Board.     Fund Treasury of Pioneer since
                                                                 November 2008; Assistant
                                                                 Treasurer of all of the Pioneer
                                                                 Funds since January 2009; and
                                                                 Client Service Manager -
                                                                 Institutional Investor Services
                                                                 at State Street Bank from March
                                                                 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)                Since 2010. Serves at the    Chief Compliance Officer of           None
Chief Compliance Officer            discretion of the Board.     Pioneer and of all the Pioneer
                                                                 Funds since March 2010; Chief
                                                                 Compliance Officer of Pioneer
                                                                 Institutional Asset Management,
                                                                 Inc. since January 2012; Chief
                                                                 Compliance Officer of Vanderbilt
                                                                 Capital Advisors, LLC since July
                                                                 2012: Director of Adviser and
                                                                 Portfolio Compliance at Pioneer
                                                                 since October 2005; and Senior
                                                                 Compliance Officer for Columbia
                                                                 Management Advisers, Inc. from
                                                                 October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)                Since 2006. Serves at the    Director - Transfer Agency           None
Anti-Money Laundering Officer       discretion of the Board.     Compliance of Pioneer and
                                                                 Anti-Money Laundering Officer of
                                                                 all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   18678-09-0215

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                 Pioneer Strategic Income VCT Portfolio -- Class I and II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2014

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------
Pioneer Strategic Income VCT Portfolio

   Portfolio and Performance Update                                           2

   Comparing Ongoing Portfolio Expenses                                       3

   Portfolio Management Discussion                                            4

   Schedule of Investments                                                    8

   Financial Statements                                                      32

   Notes to Financial Statements                                             37

   Report of Independent Registered Public Accounting Firm                   45

   Approval of Investment Advisory Agreement                                 46

   Trustees, Officers and Service Providers                                  49


This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of investments for the Portfolio with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/14
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                                      29.1%
U.S. Government Securities                                                26.8%
International Corporate Bonds                                             10.3%
Collateralized Mortgage Obligations                                        8.1%
Senior Secured Loans                                                       8.1%
Foreign Government Bonds                                                   4.9%
Municipal Bonds                                                            3.8%
Convertible Corporate Bonds                                                2.5%
Asset Backed Securities                                                    2.4%
U.S. Preferred Stocks                                                      2.3%
Convertible Preferred Stocks                                               0.7%
International Common Stocks                                                0.6%
U.S. Common Stocks                                                         0.4%

Five Largest Holdings
(As a percentage of long-term holdings)

--------------------------------------------------------------------------------
1. Fannie Mae, 5.0%,
   1/14/15                                                                4.17%
--------------------------------------------------------------------------------
2. Fannie Mae, 4.5%,
   11/1/43                                                                2.67
--------------------------------------------------------------------------------
3. U.S. Treasury Notes, 2.0%,
   2/15/22                                                                1.64
--------------------------------------------------------------------------------
4. U.S. Treasury Bonds, 4.5%,
   8/15/39                                                                1.51
--------------------------------------------------------------------------------
5. U.S. Treasury Bonds, 4.5%,
   5/15/38                                                                1.43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/14
--------------------------------------------------------------------------------

Prices and Distributions

Net Asset Value per Share                   12/31/14     12/31/13
  Class I                                    $10.28       $10.37
  Class II                                   $10.26       $10.35

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(1/1/14 - 12/31/14)         Income       Capital Gains   Capital Gains
  Class I                   $0.3855      $0.0135         $0.1019
  Class II                  $0.3593      $0.0135         $0.1019

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and II shares of Pioneer Strategic Income VCT Portfolio at net asset value during the periods shown, compared to that of the Barclays U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

              Pioneer Strategic Income VCT   Pioneer Strategic Income VCT
              Portfolio, Class I             Portfolio, Class II             Barclays U.S. Universal Index
12/31/2004    $10,000                        $10,000                         $10,000
12/31/2005    $10,274                        $10,249                         $10,272
12/31/2006    $10,940                        $10,888                         $10,782
12/31/2007    $11,643                        $11,559                         $11,483
12/31/2008    $10,296                        $10,208                         $11,757
12/31/2009    $13,357                        $13,204                         $12,768
12/31/2010    $14,909                        $14,706                         $13,683
12/31/2011    $15,192                        $14,935                         $14,695
12/31/2012    $16,929                        $16,604                         $15,508
12/31/2013    $17,128                        $16,758                         $15,300
12/31/2014    $17,806                        $17,379                         $16,150


The Barclays U.S. Universal Index is an unmanaged union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and nondollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2014)

--------------------------------------------------------------------------------
                                                                 Barclays U.S.
                                   Class I          Class II   Universal Index
--------------------------------------------------------------------------------
10 Years                             5.94%             5.68%             4.91%
5 Years                              5.92%             5.65%             4.81%
1 Year                               3.96%             3.71%             5.56%

All total returns shown assume reinvestment of distributions at net asset value. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on actual returns from July 1, 2014, through December 31, 2014.

Share Class                                             I                  II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                   $1,000.00          $1,000.00
Ending Account Value on 12/31/14                    $  989.91          $  989.60
Expenses Paid During Period*                        $    6.07          $    7.27

* Expenses are equal to the Portfolio's annualized total expense ratio of 1.21% and 1.45%, for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2014, through December 31, 2014.

Share Class                                             I                 II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/14                   $1,000.00          $1,000.00
Ending Account Value on 12/31/14                    $1,019.11          $1,017.90
Expenses Paid During Period*                        $    6.16          $    7.37

* Expenses are equal to the Portfolio's annualized total expense ratio of 1.21% and 1.45%, for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14
--------------------------------------------------------------------------------

Call 800-688-9915 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Other wise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Global markets became more volatile over the second half of 2014, limiting returns from fixed-income investments, particularly credit-sensitive debt that had outperformed earlier in the year. In the following interview, Kenneth J. Taubes, Andrew Feltus and Charles Melchreit review the factors that affected the performance of Pioneer Strategic Income VCT Portfolio during the 12-month period ended December 31, 2014. Mr. Taubes, Chief Investment Officer, U.S., and a portfolio manager at Pioneer, is responsible for the daily management of the Portfolio, along with Mr. Melchreit, Director of Investment-Grade Management, a senior vice president and a portfolio manager at Pioneer, and Mr. Feltus, Director of High Yield and Bank Loans, a senior vice president and a portfolio manager at Pioneer.

Q: How did the Portfolio perform during the 12-month period ended December 31, 2014?

A: Pioneer Strategic Income VCT Portfolio's Class I shares returned 3.96% at net asset value during the 12-month period ended December 31, 2014, and Class II shares returned 3.71%, while the Portfolio's benchmark, the Barclays U.S. Universal Index (the Barclays Index), returned 5.56%. During the same period, the average return of the 58 variable portfolios in Lipper's General Bond Underlying Funds category was 4.06%.

Q: How would you describe the investment environment for the types of securities in which the Portfolio invests during the 12-month period ended December 31, 2014?

A: The Portfolio's fiscal year was marked by an increased disconnect between the domestic economy and global markets. Positive economic news in the United States increasingly stood in contrast to rising challenges overseas. Although domestic economic growth appeared to stall early in 2014 with a negative official gross domestic product (GDP) growth number produced during the first calendar quarter, the outlook for the U.S. economy gradually grew more upbeat as the year advanced. As the year progressed, data releases suggested economic strengthening, with the GDP growing by a 4.6% annual rate in the second quarter and at a 5.0% pace in the third quarter. Meanwhile, employment reports pointed to improvements in new-job creation, while the housing industry showed renewed strength. Beginning in September 2014, the domestic economy also received a boost when oil prices began a decline that became more dramatic as year-end approached.

    While the domestic economy showed increased vitality, the situation was much different overseas. Economic growth in Europe, Japan, China and other emerging markets generally weakened, especially in the second half of 2014, while geopolitical risks appeared to increase as a result of troubling events in the Middle East and in Eastern Europe.

    In the bond market, declining interest rates led to price appreciation by U.S. Treasuries and other high-quality debt such as government-agency mortgages for most of the Portfolio's fiscal year, and those segments of the market performed well. Over the full 12-month period, the yield of the 10-year Treasury, for example, fell from 3.03% to 2.17%. However, more credit-sensitive securities -- notably high-yield corporate bonds and emerging markets debt -- began underperforming during the second half of the year.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

    The confluence of several destabilizing factors contributed to declining market confidence in credit-sensitive investments. The destabilizing factors included: worries about the contagious effects of weakening growth trends overseas; the fear of rising global geopolitical risk; and the implications of declines in the prices of oil and other commodities including copper on the economies of nations located in the emerging markets.

    Throughout the 12-month period the monetary policies of global central banks, including the U.S. Federal Reserve System (the Fed), also influenced market sentiment. While the U.S. central bank kept the key Federal funds rate in a range of 0.00% to 0.25% for the sixth consecutive year, the Fed did begin to withdraw some monetary stimulus by ending its quantitative easing (QE) policy shortly before the end of the year. QE featured the Fed's monthly purchases of Treasuries and government-agency bonds, including mortgages, in the open market.

    Meanwhile, in Europe, the European Central Bank was expected to consider some quantitative easing to stimulate economic growth, while the Bank of Japan continued its quantitative easing program. In China, the central government continued its emphasis on structural economic reform, even at the expense of short-term growth.

Q: Which of your investment strategies had the greatest effects on the Portfolio's performance relative to the Barclays Index benchmark during the 12-month period ended December 31, 2014?

A: Throughout the 12-month period, we maintained an underweighted position in U.S. Treasuries and kept the Portfolio's duration shorter than that of the Barclays Index. (Duration is a measure of the sensitivity of the price - the value of principal - of a fixed-income investment to a change in interest rates, expressed as a number of years.) Both the de-emphasis of Treasuries and the Portfolio's short-duration stance proved to be detractors from benchmark-relative performance. As the year progressed, global investors increasingly recognized that the U.S. economy was showing more strength than the other major economies in the world. As money flows from overseas to the United States increased and the U.S. dollar strengthened, longer-term Treasuries rallied and their yields fell. The Portfolio began its fiscal year with a shorter-than-benchmark duration, and we reduced it even further during the period, ending 2014 with an effective average Portfolio duration that was roughly 1.5 years shorter than the Barclays Index's duration.

    The negative effects of the Portfolio's short-duration stance were partially offset, however, by good positioning on the yield curve, as the Portfolio had lower exposure to underperforming securities in the two-to-five-year maturity range, while having a somewhat heavier emphasis on longer-maturity bonds.

    While our emphasis on the credit-sensitive sectors tended to help the Portfolio's benchmark-relative results earlier in the fiscal year, when credit markets outperformed, the overweighting of credit-sensitive securities later in the year proved to be a drag on relative performance, even after we reduced the Portfolio's positions in those sectors during the second calendar quarter of 2014 as we became more concerned about valuations.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/14                             (continued)
--------------------------------------------------------------------------------

    The Portfolio's positions in both investment-grade and high-yield corporate bonds in the energy sector performed poorly during the period as oil prices plummeted late in the year. The debt of energy exploration-and-production companies and oil field services corporations were particularly hard-hit, although the entire sector was affected. Among notable underperformers held in the Portfolio during the period were bonds of Transocean, an offshore oil company, and Energy XXI, an exploration-and-production corporation.

    Currency positioning also had a very slight negative effect on the Portfolio's benchmark-relative results. While we kept a very high percentage of the Portfolio's assets invested in the U.S. dollar (98% of net assets at the end of 2014), there were some small exposures to Mexico and Norway, two oil-producing nations whose currencies underperformed when the price of crude fell sharply.

    On the positive side, good overall security selection results outside of the energy sector boosted the Portfolio's benchmark-relative returns. A number of other high-yield and investment-grade bonds performed well for the Portfolio, including the debt of Marfrig, a Brazilian beef company that improved its finances after it reorganized. The Portfolio's healthy exposure to the debt of several large financial institutions also helped support relative results during the 12-month period. Among the strong performers were securities issued by Citigroup, Wells Fargo, JPMorgan Chase, and Bank of America.

    We increased the Portfolio's allocation to government-agency mortgages during the second calendar quarter of 2014 as we reduced holdings in corporate bonds (noted previously). The shift in the Portfolio aided benchmark-relative returns, as did exposures to commercial mortgage-backed securities and asset-backed debt. Finally, we also cut back on the Portfolio's exposure to emerging markets investments as the 12-month period progressed; the move helped serve as a buffer against the negative effects of the underperformance by developed-market debt late in the fiscal year.

    As of December 31, 2014, the effective duration of Portfolio's investments was 3.67 years, which, as noted previously, was roughly 1.5 years shorter than the duration of the Barclays Index. The largest allocation of the Portfolio's total invested assets at year end was to U.S. corporate bonds (almost evenly split between investment-grade and high-yield debt), with U.S. government-related securities, including agency mortgages, the second-highest allocation. International corporate bonds represented the third-largest allocation within the Portfolio as of year-end. Other notable allocations (4% of invested assets, or more) included investments in non-agency and commercial mortgages, floating- rate bank loans, municipal bonds and foreign sovereign debt.

Q: The Portfolio's distributions to shareholders declined over the 12-month period ended December 31, 2014. Could you discuss some of the reasons for the reduction?

A: The main factor was the low-interest-rate environment, which persisted throughout 2014, putting pressure on reinvestment rates; that is, as bonds rolled off or matured, we were forced to put the Portfolio's money to work at lower and lower rates, thereby reducing earnings and resulting in a reduced dividend.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

A Word About Risk:

Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise.

Investments in the Portfolio are subject to possible loss due to the financial failure of the issuers of the underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Q: Did the Portfolio use derivative securities as part of its strategy during the 12-month period ended December 31, 2014? If so, did the investments have a noteworthy impact on performance?

A: Yes. We used Treasury futures in an attempt to help manage the Portfolio's interest-rate sensitivity. Because the futures were employed as part of a strategy to maintain a shorter-than-benchmark duration in the Portfolio, they tended to detract from relative results. We also used currency forward contracts in an attempt to hedge the risks associated with the Portfolio's exposures to foreign currencies, and credit default swaps as a means to buffer the negative effects of poor performance by credit-sensitive debt.

Q:  What is your investment outlook?

A: We think the domestic economy should continue to strengthen and sustain itself, notwithstanding the challenges from overseas. Gains in the U.S. job market should begin to translate into rising wage levels, while the rebounding housing market has emerged to once again be a source of growth in the overall economy. All those factors, in combination with lowered oil and gasoline prices that have had the stimulative effect of a major tax cut, should help buttress consumer spending. We also believe investors may have become too pessimistic about the influences coming from outside the U.S. We think Europe may emerge from its recent slowdown sooner than anticipated, while lower energy costs in Japan should help to stimulate that country's economy. We believe China's ongoing structural reforms eventually should lead to a healthier, more stable economy, and that specific economies among the emerging markets nations should begin to improve. Overall, we think the risks to the global economy should diminish, leading to a better growth environment.

    We intend to continue to maintain a diversified* portfolio of investments, with exposures to investment opportunities throughout the global environment. We anticipate maintaining an emphasis on domestic securities, and we expect to continue to keep the Portfolio's duration short, as we think the risk has increased that interest rates may start rising, which would erode the value of longer-maturity bonds, especially higher-quality issues.

    We intend to be cautious in our sector and individual security selection decisions, while focusing on the credit sectors, particularly U.S. corporate debt.

* Diversification does not assure a profit nor protect against loss in a declining market.

Please refer to the Schedule of Investments on pages 8 to 31 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of opinion as of the date of this report.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value

                                CONVERTIBLE CORPORATE BONDS - 2.5%
                                Energy - 0.3%
                                Oil & Gas Exploration & Production - 0.1%
         35,000                 Cobalt International Energy, Inc., 2.625%, 12/1/19                         $    21,131
                                                                                                           -----------
                                Oil & Gas Storage & Transportation - 0.2%
        100,000                 Golar LNG, Ltd., 3.75%, 3/7/17                                             $   102,500
                                                                                                           -----------
                                Total Energy                                                               $   123,631
                                                                                                           -----------
                                Materials - 0.3%
                                Diversified Metals & Mining - 0.3%
         26,187                 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A)
                                (0.0% cash, 9.5% PIK) (PIK)                                                $    20,950
        100,000                 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16                                   96,750
                                                                                                           -----------
                                                                                                           $   117,700
                                                                                                           -----------
                                Total Materials                                                            $   117,700
                                                                                                           -----------
                                Capital Goods - 0.1%
                                Electrical Components & Equipment - 0.1%
         74,000                 General Cable Corp., 4.5%, 11/15/29 (Step)                                 $    53,419
                                                                                                           -----------
                                Total Capital Goods                                                        $    53,419
                                                                                                           -----------
                                Consumer Durables & Apparel - 0.3%
                                Homebuilding - 0.3%
         60,000                 KB Home, 1.375%, 2/1/19                                                    $    59,475
         30,000                 Standard Pacific Corp., 1.25%, 8/1/32                                           33,638
         45,000                 The Ryland Group, Inc., 0.25%, 6/1/19                                           41,653
                                                                                                           -----------
                                                                                                           $   134,766
                                                                                                           -----------
                                Total Consumer Durables & Apparel                                          $   134,766
                                                                                                           -----------
                                Retailing - 0.1%
                                Internet Retail - 0.1%
         55,000                 The Priceline Group, Inc., 0.9%, 9/15/21 (144A)                            $    52,388
                                                                                                           -----------
                                Total Retailing                                                            $    52,388
                                                                                                           -----------
                                Health Care Equipment & Services - 0.2%
                                Health Care Equipment - 0.1%
         41,000                 NuVasive, Inc., 2.75%, 7/1/17                                              $    52,121
                                                                                                           -----------
                                Managed Health Care - 0.1%
         40,000                 Molina Healthcare, Inc., 1.625%, 8/15/44                                   $    44,500
                                                                                                           -----------
                                Total Health Care Equipment & Services                                     $    96,621
                                                                                                           -----------
                                Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
                                Biotechnology - 0.2%
         50,000                 Emergent Biosolutions, Inc., 2.875%, 1/15/21 (144A)                        $    56,219
                                                                                                           -----------
                                Total Pharmaceuticals, Biotechnology &
                                Life Sciences                                                              $    56,219
                                                                                                           -----------
                                Software & Services - 0.6%
                                Internet Software & Services - 0.2%
         75,000                 WebMD Health Corp., 1.5%, 12/1/20                                          $    74,983
         25,000                 WebMD Health Corp., 2.5%, 1/31/18                                               24,938
                                                                                                           -----------
                                                                                                           $    99,921
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value

                                Data Processing & Outsourced Services - 0.0%+
         15,000                 Cardtronics, Inc., 1.0%, 12/1/20                                           $    14,841
                                                                                                           -----------
                                Application Software - 0.4%
         80,000                 Mentor Graphics Corp., 4.0%, 4/1/31                                        $    95,800
         55,000                 Nuance Communications, Inc., 2.75%, 11/1/31                                     54,828
                                                                                                           -----------
                                                                                                           $   150,628
                                                                                                           -----------
                                Total Software & Services                                                  $   265,390
                                                                                                           -----------
                                Technology Hardware & Equipment - 0.2%
                                Electronic Components - 0.2%
         95,000                 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)                        $    85,619
                                                                                                           -----------
                                Total Technology Hardware & Equipment                                      $    85,619
                                                                                                           -----------
                                Semiconductors & Semiconductor Equipment - 0.1%
                                Semiconductors - 0.1%
         13,000                 ON Semiconductor Corp., 2.625%, 12/15/26                                   $    15,454
                                                                                                           -----------
                                Total Semiconductors & Semiconductor Equipment                             $    15,454
                                                                                                           -----------
                                Government - 0.1%
         40,000                 Fannie Mae, 0.5%, 12/15/33                                                 $    37,900
                                                                                                           -----------
                                Total Government                                                           $    37,900
                                                                                                           -----------
                                TOTAL CONVERTIBLE CORPORATE BONDS
                                (Cost $1,024,240)                                                          $ 1,039,107
                                                                                                           -----------
         Shares
                                PREFERRED STOCKS - 2.2%
                                Energy - 0.1%
                                Oil & Gas Storage & Transportation - 0.1%
          2,291       7.62      NuStar Logistics LP, Floating Rate Note, 1/15/43                           $    59,108
                                                                                                           -----------
                                Total Energy                                                               $    59,108
                                                                                                           -----------
                                Banks - 1.2%
                                Diversified Banks - 0.9%
          5,250       7.88      Citigroup Capital XIII, Floating Rate Note, 10/30/40                       $   139,545
          4,000       7.12      Citigroup, Inc., Floating Rate Note (Perpetual)                                108,480
          5,167       6.00      US Bancorp, Floating Rate Note (Perpetual)                                     140,129
                                                                                                           -----------
                                                                                                           $   388,154
                                                                                                           -----------
                                Regional Banks - 0.3%
          1,000       6.25      CoBank ACB, Floating Rate Note (Perpetual) (144A)                          $   101,281
            710       6.62      Fifth Third Bancorp, Floating Rate Note (Perpetual)                             19,404
                                                                                                           -----------
                                                                                                           $   120,685
                                                                                                           -----------
                                Total Banks                                                                $   508,839
                                                                                                           -----------
                                Diversified Financials - 0.4%
                                Consumer Finance - 0.2%
             30                 Ally Financial, Inc., 7.0% (Perpetual) (144A)                              $    30,138
          1,950       8.12      GMAC Capital Trust I, Floating Rate Note, 2/15/40                               51,441
                                                                                                           -----------
                                                                                                           $    81,579
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
                  Rate (b)
         Shares   (unaudited)                                                                                    Value
                                Investment Banking & Brokerage - 0.2%
          1,600       7.12      Morgan Stanley, Floating Rate Note (Perpetual)                             $    44,048
          1,810       6.38      Morgan Stanley, Floating Rate Note (Perpetual)                                  45,811
                                                                                                           -----------
                                                                                                           $    89,859
                                                                                                           -----------
                                Total Diversified Financials                                               $   171,438
                                                                                                           -----------
                                Insurance - 0.2%
                                Property & Casualty Insurance - 0.2%
          3,325       5.10      The Allstate Corp., Floating Rate Note, 1/15/53                            $    84,222
                                                                                                           -----------
                                Total Insurance                                                            $    84,222
                                                                                                           -----------
                                Telecommunication Services - 0.3%
                                Integrated Telecommunication Services - 0.3%
          4,000                 Qwest Corp., 7.375%, 6/1/51                                                $   107,200
                                                                                                           -----------
                                Total Telecommunication Services                                           $   107,200
                                                                                                           -----------
                                TOTAL PREFERRED STOCKS
                                (Cost $889,602)                                                            $   930,807
                                                                                                           -----------
                                CONVERTIBLE PREFERRED STOCKS - 0.7%
                                Banks - 0.6%
                                Diversified Banks - 0.6%
             22                 Bank of America Corp., 7.25% (Perpetual)                                   $    25,585
            170                 Wells Fargo & Co., 7.5% (Perpetual)                                            206,124
                                                                                                           -----------
                                                                                                           $   231,709
                                                                                                           -----------
                                Total Banks                                                                $   231,709
                                                                                                           -----------
                                Diversified Financials - 0.1%
                                Asset Management & Custody Banks - 0.1%
          1,000                 AMG Capital Trust II, 5.15%, 10/15/37                                      $    62,000
                                                                                                           -----------
                                Total Diversified Financials                                               $    62,000
                                                                                                           -----------
                                TOTAL CONVERTIBLE PREFERRED STOCKS
                                (Cost $260,827)                                                            $   293,709
                                                                                                           -----------
                                COMMON STOCKS - 0.5%
                                Materials - 0.0%+
                                Diversified Metals & Mining - 0.0%+
        174,829                 Mirabela Nickel, Ltd.* (d)                                                 $     4,144
                                                                                                           -----------
                                Total Materials                                                            $     4,144
                                                                                                           -----------
                                Capital Goods - 0.5%
                                Construction & Engineering - 0.5%
         53,917                 Newhall Land Development LLC*                                              $   188,710
                                                                                                           -----------
                                                                                                           $   188,710
                                                                                                           -----------
                                Total Capital Goods
                                TOTAL COMMON STOCKS
                                (Cost $48,886)                                                             $   192,854
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                ASSET BACKED SECURITIES - 2.3%
                                Food & Staples Retailing - 0.1%
                                Food Retail - 0.1%
         48,688                 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)                      $    49,372
                                                                                                           -----------
                                Total Food & Staples Retailing                                             $    49,372
                                                                                                           -----------
                                Banks - 1.5%
                                Thrifts & Mortgage Finance - 1.5%
         20,459       0.31      Accredited Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36         $    20,206
         77,612                 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)                             78,578
         75,896       4.00      Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)         78,935
          1,005       6.24      Conseco Financial Corp., Floating Rate Note, 12/1/28                             1,037
          8,421       0.42      Countrywide Asset-Backed Certificates, Floating Rate Note,
                                4/25/36                                                                          8,337
         20,449       0.34      Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36              19,949
         43,971       5.04      Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35             44,658
         12,676       0.25      Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note,
                                4/25/37                                                                         10,766
          7,429       4.46      CWABS Asset-Backed Certificates Trust 2005-4, Floating Rate Note,
                                9/27/32                                                                          7,429
         60,801                 Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)                    61,269
          2,656       0.84      First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 2/25/35         2,650
          7,591                 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)                   7,605
         25,000                 First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)                  24,988
          1,776       0.83      Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35                      1,775
          9,574       0.34      Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36                      9,397
         37,721       1.37      HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36            37,677
          7,875       1.22      Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note,
                                3/25/25                                                                          7,867
         24,865       0.42      Lehman Brothers Small Balance Commercial, Floating Rate Note,
                                2/25/30 (144A)                                                                  23,460
         75,000       5.50      Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34                      77,078
         13,624       0.30      Structured Asset Securities Corp., Mortgage Loan Trust 2007-BC2,
                                Floating Rate Note, 3/25/37                                                     13,560
         90,480                 Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)                             90,168
                                                                                                           -----------
                                                                                                           $   627,389
                                                                                                           -----------
                                Total Banks                                                                $   627,389
                                                                                                           -----------
                                Diversified Financials - 0.7%
                                Other Diversified Financial Services - 0.5%
         99,989                 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)           $   100,745
        100,000       1.27      Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35                 97,522
         27,017                 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%,
                                3/20/29 (144A)                                                                  27,262
                                                                                                           -----------
                                                                                                           $   225,529
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Consumer Finance - 0.2%
          9,000                 American Credit Acceptance Receivables Trust 2012-2, 4.05%,
                                2/15/18 (144A)                                                             $     9,043
          4,399                 American Credit Acceptance Receivables Trust, 1.64%,
                                11/15/16 (144A)                                                                  4,401
         25,000                 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19                  24,943
         20,000                 Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21                      20,033
         25,000                 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18                    25,433
                                                                                                           -----------
                                                                                                           $    83,853
                                                                                                           -----------
                                Total Diversified Financials                                               $   309,382
                                                                                                           -----------
                                TOTAL ASSET BACKED SECURITIES
                                (Cost $964,949)                                                            $   986,143
                                                                                                           -----------
                                COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
                                Banks - 6.0%
                                Diversified Banks - 0.2%
         84,100       2.50      EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)           $    80,099
                                                                                                           -----------
                                Thrifts & Mortgage Finance - 5.8%
         40,706                 Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33                           $    42,908
         22,874                 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33                   23,706
         16,291                 Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19                  16,445
         11,016                 Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34                  11,226
         20,686                 Banc of America Alternative Loan Trust 2004-3, 6.0%, 5/25/34                    20,880
         16,203                 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19                   16,368
         27,874       2.62      Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33              28,024
          1,987                 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19                             1,967
          1,128                 Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20                           1,136
          8,130       1.17      Bayview Commercial Asset Trust 2004-3, Floating Rate Note,
                                1/25/35 (144A)                                                                   7,488
        167,163                 Bayview Commercial Asset Trust 2007-4, 3.507978%, 9/25/37
                                (Step) (144A) (f)                                                                8,375
         28,293       2.33      Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33                      28,221
         14,544       3.86      Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35                     14,446
         11,087                 Charlie Mac Trust 2004-2, 5.0%, 10/25/34                                        11,084
            295       2.90      CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note,
                                9/25/33                                                                            273
         23,806                 Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34                              25,622
         36,703                 Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34                             40,415
        100,000       4.65      City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)                 99,910
         25,000                 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45                          26,241
         25,000                 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45                                 25,611
         25,000                 COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45                                 26,697
         21,000                 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45                                20,936
         12,271                 COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45                                12,362
         50,000                 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46                                   50,243
         68,407                 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40         72,219
          5,083                 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20              5,078

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Thrifts & Mortgage Finance - (continued)
         10,431       2.58      Credit Suisse First Boston Mortgage Securities Corp., Floating Rate
                                Note, 11/25/33                                                             $    10,369
         12,617       2.46      Credit Suisse First Boston Mortgage Securities Corp.,
                                Floating Rate Note, 6/25/34                                                     12,229
         44,421       5.10      Credit Suisse First Boston Mortgage Securities Corp., Floating Rate
                                Note, 8/15/38                                                                   45,011
         12,222       3.76      CSMC Trust 2010-16, Floating Rate Note, 6/25/50 (144A)                          12,338
         12,172       2.57      First Horizon Mortgage Pass-Through Trust 2005-AR2,
                                Floating Rate Note, 6/25/35                                                     11,324
         43,056       0.44      Global Mortgage Securitization, Ltd., Floating Rate Note,
                                4/25/32 (144A)                                                                  41,313
           773        5.30      GMAC Commercial Mortgage Securities, Inc., Series 2004-C2 Trust,
                                Floating Rate Note, 8/10/38                                                        774
        199,037       1.04      Government National Mortgage Association REMICS, Floating Rate
                                Note, 11/16/54 (f)                                                              18,111
         35,000                 GS Mortgage Securities Corp., II Series 2005-GG4 REMICS,
                                4.782%, 7/10/39                                                                 35,169
         25,000                 GS Mortgage Securities Corp., II, 3.682%, 2/10/46 (144A)                        25,412
         50,000                 GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/12/46                        50,600
         31,113       0.81      Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34                      29,701
         51,840       0.91      Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34                     49,197
         90,000                 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2,
                                4.78%, 7/15/42                                                                  90,701
         23,290       3.50      JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5,
                                Floating Rate Note, 7/25/20                                                     23,889
         60,000                 JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16,
                                3.07%, 12/17/46                                                                 62,188
         14,318       5.03      JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35                   14,082
         84,134       2.50      JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)             83,180
         66,411       3.50      JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)             67,236
         20,385       3.71      JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)             20,354
         95,861       3.50      JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note,
                                1/25/44 (144A)                                                                  97,953
        106,577       3.00      JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/1/29 (144A)            109,446
         25,299                 LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30                       25,447
         45,447       5.20      LB-UBS Commercial Mortgage Trust 2005-C7 REMICS,
                                Floating Rate Note, 11/15/30 (144A)                                             45,990
          6,327       1.11      Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3
                                Class 1A4, Floating Rate Note, 10/25/37 (144A)                                   6,287
         34,447                 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34                              35,062
         50,000                 Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
                                REMICS, 2.979%, 4/17/47                                                         51,505
         93,802       3.25      NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)                   93,902
          7,799                 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)                           7,862
          2,778                 RALI Series 2003-QS1 Trust, 5.0%, 1/25/33                                        2,791
         63,593       0.62      RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33                       58,871
         80,117                 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19                                       81,307
          8,896       0.67      RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34                          8,505
          8,173       0.77      RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34                          8,066

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Thrifts & Mortgage Finance - (continued)
         20,958       1.56      RESI Finance LP, Floating Rate Note, 9/10/35 (144A)                        $    18,239
         26,484       0.83      Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33                      25,500
         54,180       2.50      Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43                      52,178
         91,438       3.00      Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43                      90,209
         19,344                 Sequoia Mortgage Trust 2013-9, 3.5%, 7/25/43 (144A)                             18,569
         91,883       2.50      Sequoia Mortgage Trust, Floating Rate Note, 12/26/42                            89,429
         14,467       2.37      Structured Adjustable Rate Mortgage Loan Trust, Floating Rate
                                Note, 1/25/35                                                                   14,363
         18,011       2.52      Structured Adjustable Rate Mortgage Loan Trust, Floating Rate
                                Note, 2/25/34                                                                   18,104
         21,195       2.58      Structured Asset Securities Corp., Mortgage Certificates Series
                                2003-31A, Floating Rate Note, 10/25/33                                          21,020
         18,622       2.15      Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note,
                                6/25/43                                                                         18,496
         10,000       4.69      Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note,
                                10/17/45                                                                        10,552
         50,000                 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%,
                                8/17/50                                                                         51,176
         29,234       2.61      Wells Fargo Mortgage Backed Securities 2005-AR10 Trust,
                                Floating Rate Note, 6/25/35                                                     28,976
                                                                                                           -----------
                                                                                                           $ 2,430,864
                                                                                                           -----------
                                Total Banks                                                                $ 2,510,963
                                                                                                           -----------
                                Diversified Financials - 0.5%
                                Other Diversified Financial Services - 0.5%
         98,547       1.66      Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)              $    98,552
         22,018                 Morgan Stanley Capital I Trust 2005-TOP19, 4.89%, 6/12/47                       22,205
        100,000                 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44                     107,374
                                                                                                           -----------
                                                                                                           $   228,131
                                                                                                           -----------
                                Total Diversified Financials                                               $   228,131
                                                                                                           -----------
                                Government - 1.2%
            720                 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34                     $       720
        100,000       4.16      Federal Home Loan Mortgage Corp., Floating Rate Note,
                                9/26/44 (144A)                                                                 102,325
         19,164                 Federal National Mortgage Association REMICS, 4.5%, 6/25/29                     20,795
          2,746                 Federal National Mortgage Association REMICS, 5.0%, 9/25/39                      2,846
         30,000       4.35      FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)               31,752
         25,000       4.88      FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)              26,689
         25,000       3.46      FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)               25,592
         22,000       3.82      FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)                22,683
         50,000       4.29      FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)                52,280
         50,000       4.29      FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)                51,380
         40,796                 Government National Mortgage Association, 3.0%, 4/20/41                         42,182
        100,000                 Government National Mortgage Association, 4.5%, 9/20/39                        108,050
                                                                                                           -----------
                                                                                                           $   487,294
                                                                                                           -----------
                                Total Government                                                           $   487,294
                                                                                                           -----------
                                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                (Cost $3,188,048)                                                          $ 3,226,388
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                CORPORATE BONDS - 36.7%
                                Energy - 6.5%
                                Oil & Gas Drilling - 0.9%
        140,000                 Atwood Oceanics, Inc., 6.5%, 2/1/20                                        $   127,400
         25,000                 Diamond Offshore Drilling, Inc., 3.45%, 11/1/23                                 23,202
         30,000                 Offshore Group Investment, Ltd., 7.5%, 11/1/19                                  22,350
        100,000                 Pride International, Inc., 6.875%, 8/15/20                                     112,197
        100,000                 Rowan Companies, Inc., 4.75%, 1/15/24                                           94,387
                                                                                                           -----------
                                                                                                           $   379,536
                                                                                                           -----------
                                Integrated Oil & Gas - 0.5%
        100,000                 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21                                $    54,000
         75,000                 Petrobras Global Finance BV, 3.0%, 1/15/19                                      66,305
MXN      95,000                 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)                                       6,416
        100,000                 Rosneft Finance SA, 7.25%, 2/2/20 (144A)                                        86,500
                                                                                                           -----------
                                                                                                           $   213,221
                                                                                                           -----------
                                Oil & Gas Exploration & Production - 2.3%
         60,000                 BreitBurn Energy Partners LP, 7.875%, 4/15/22                              $    46,350
         45,000                 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20 (144A)                                   43,200
         75,000                 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18                                       75,000
        115,000                 Denbury Resources, Inc., 4.625%, 7/15/23                                        99,762
         50,000                 EP Energy LLC, 9.375%, 5/1/20                                                   50,500
        200,000                 Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)                          162,000
         75,000                 Gulfport Energy Corp., 7.75%, 11/1/20                                           73,312
        175,000                 Linn Energy LLC, 6.25%, 11/1/19                                                147,875
         75,000                 Newfield Exploration Co., 5.625%, 7/1/24                                        74,203
         50,000                 Northern Oil and Gas, Inc., 8.0%, 6/1/20                                        37,875
         30,000                 Rosetta Resources, Inc., 5.625%, 5/1/21                                         27,453
         35,000                 Samson Investment Co., 9.75%, 2/15/20                                           14,503
         65,000                 Stone Energy Corp., 7.5%, 11/15/22                                              55,900
         25,000                 Swift Energy Co., 7.875%, 3/1/22                                                12,938
         50,000                 Vanguard Natural Resources LLC, 7.875%, 4/1/20                                  43,138
         25,000                 W&T Offshore, Inc., 8.5%, 6/15/19                                               16,375
                                                                                                           -----------
                                                                                                           $   980,384
                                                                                                           -----------
                                Oil & Gas Refining & Marketing - 0.4%
        125,000                 EnLink Midstream Partners LP, 4.4%, 4/1/24                                 $   126,630
         45,000                 Tesoro Corp., 5.375%, 10/1/22                                                   45,562
                                                                                                           -----------
                                                                                                           $   172,192
                                                                                                           -----------
                                Oil & Gas Storage & Transportation - 2.3%
         25,000                 Boardwalk Pipelines LP, 4.95%, 12/15/24                                    $    24,855
         35,000                 Buckeye Partners LP, 6.05%, 1/15/18                                             38,615
         50,000                 Crestwood Midstream Partners LP, 6.0%, 12/15/20                                 47,875
         73,000                 DCP Midstream LLC, 9.75%, 3/15/19 (144A)                                        91,309
         75,000       5.85      DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)                           72,750
         40,000       3.26      Energy Transfer Partners LP, Floating Rate Note, 11/1/66                        35,800
         56,000       8.38      Enterprise Products Operating LLC, Floating Rate Note, 8/1/66                   60,130
         80,000                 Gibson Energy, Inc., 6.75%, 7/15/21 (144A)                                      79,800
        100,000                 Kinder Morgan, Inc., Delaware, 5.3%, 12/1/34                                   101,506

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Oil & Gas Storage & Transportation - (continued)
         90,000                 MarkWest Energy Partners LP, 4.875%, 12/1/24                               $    87,975
         83,000                 Plains All American Pipeline LP, 6.125%, 1/15/17                                90,456
         99,000                 Questar Pipeline Co., 5.83%, 2/1/18                                            109,801
        100,000                 Sabine Pass Liquefaction LLC, 5.75%, 5/15/24                                    98,125
         35,000                 Spectra Energy Capital LLC, 6.75%, 7/15/18                                      39,546
                                                                                                           -----------
                                                                                                           $   978,543
                                                                                                           -----------
                                Coal & Consumable Fuels - 0.1%
         50,000                 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A) (c)                        $    23,125
                                                                                                           -----------
                                Total Energy                                                               $ 2,747,001
                                                                                                           -----------
                                Materials - 2.9%
                                Commodity Chemicals - 0.3%
        100,000                 Axiall Corp., 4.875%, 5/15/23                                              $    94,375
         20,000                 NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)                                       19,850
                                                                                                           -----------
                                                                                                           $   114,225
                                                                                                           -----------
                                Fertilizers & Agricultural Chemicals - 0.4%
        150,000                 Agrium, Inc., 5.25%, 1/15/45                                               $   162,017
                                                                                                           -----------
                                Specialty Chemicals - 0.1%
         50,000                 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)                         $    44,500
                                                                                                           -----------
                                Construction Materials - 0.4%
        150,000                 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)                      $   152,175
                                                                                                           -----------
                                Metal & Glass Containers - 0.5%
        116,000                 AEP Industries, Inc., 8.25%, 4/15/19                                       $   117,160
        100,000                 Reynolds Group Issuer, Inc., 7.125%, 4/15/19                                   103,375
                                                                                                           -----------
                                                                                                           $   220,535
                                                                                                           -----------
                                Diversified Metals & Mining - 0.1%
         50,000                 Freeport-McMoRan, Inc., 3.875%, 3/15/23                                    $    47,142
         20,000                 Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)                                    19,750
                                                                                                           -----------
                                                                                                           $    66,892
                                                                                                           -----------
                                Gold - 0.0%+
         25,000                 IAMGOLD Corp., 6.75%, 10/1/20 (144A)                                       $    18,830
                                                                                                           -----------
                                Precious Metals & Minerals - 0.5%
        200,000                 Fresnillo Plc, 5.5%, 11/13/23 (144A)                                       $   196,000
                                                                                                           -----------
                                Steel - 0.2%
         25,000                 Glencore Funding LLC, 4.125%, 5/30/23 (144A)                               $    24,394
        100,000                 Metinvest BV, 8.75%, 2/14/18 (144A)                                             55,000
                                                                                                           -----------
                                                                                                           $    79,394
                                                                                                           -----------
                                Paper Products - 0.4%
        125,000                 International Paper Co., 3.65%, 6/15/24                                    $   124,910
         55,000                 Resolute Forest Products, Inc., 5.875%, 5/15/23                                 52,250
                                                                                                           -----------
                                                                                                           $   177,160
                                                                                                           -----------
                                Total Materials                                                            $ 1,231,728
                                                                                                           -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
     Amount ($)   (unaudited)                                                                                    Value
                                Capital Goods - 1.9%
                                Building Products - 0.8%
         50,000                 Building Materials Corp of America, 5.375%, 11/15/24 (144A)                $    49,875
        123,000                 Griffon Corp., 5.25%, 3/1/22                                                   115,159
         25,000                 Masco Corp., 5.95%, 3/15/22                                                     27,750
         85,000                 Masco Corp., 7.125%, 3/15/20                                                    98,175
         50,000       5.75      Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53                      53,875
                                                                                                           -----------
                                                                                                           $   344,834
                                                                                                           -----------
                                Construction & Engineering - 0.2%
        100,000                 Dycom Investments, Inc., 7.125%, 1/15/21                                   $   105,000
                                                                                                           -----------
                                Construction & Farm Machinery & Heavy Trucks - 0.4%
         75,000                 Cummins, Inc., 5.65%, 3/1/98                                               $    92,237
         22,000                 Cummins, Inc., 6.75%, 2/15/27                                                   28,294
         35,000                 Navistar International Corp., 8.25%, 11/1/21                                    34,519
                                                                                                           -----------
                                                                                                           $   155,050
                                                                                                           -----------
                                Trading Companies & Distributors - 0.5%
        125,000                 Aircastle, Ltd., 6.25%, 12/1/19                                            $   131,875
         75,000                 WESCO Distribution, Inc., 5.375%, 12/15/21                                      75,656
                                                                                                           -----------
                                                                                                           $   207,531
                                                                                                           -----------
                                Total Capital Goods                                                        $   812,415
                                                                                                           -----------
                                Commercial Services & Supplies - 0.3%
                                Commercial Printing - 0.2%
         65,000                 Cenveo Corp., 6.0%, 8/1/19 (144A)                                          $    58,825
                                                                                                           -----------
                                Research & Consulting Services - 0.1%
         50,000                 FTI Consulting, Inc., 6.0%, 11/15/22                                       $    51,125
                                                                                                           -----------
                                Total Commercial Services & Supplies                                       $   109,950
                                                                                                           -----------
                                Transportation - 0.3%
                                Airlines - 0.3%
         94,675                 Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24     $    96,095
         23,739                 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19               25,401
                                                                                                           -----------
                                                                                                           $   121,496
                                                                                                           -----------
                                Total Transportation                                                       $   121,496
                                                                                                           -----------
                                Automobiles & Components - 0.3%
                                Auto Parts & Equipment - 0.3%
         70,000                 Dana Holding Corp., 6.0%, 9/15/23                                          $    73,150
         45,000                 Stackpole International Intermediate, 7.75%, 10/15/21 (144A)                    45,000
                                                                                                           -----------
                                                                                                           $   118,150
                                                                                                           -----------
                                Total Automobiles & Components                                             $   118,150
                                                                                                           -----------
                                Consumer Durables & Apparel - 0.7%
                                Home Furnishings - 0.1%
         25,000                 Mohawk Industries, Inc., 3.85%, 2/1/23                                     $    25,010
                                                                                                           -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Homebuilding - 0.6%
        100,000                 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)             $   104,500
        105,000                 Desarrolladora Homex SAB de CV, 0.0%, 12/11/19 (144A) (c)(e)                     7,350
         40,000                 DR Horton, Inc., 5.75%, 8/15/23                                                 42,400
        100,000                 Lennar Corp., 4.5%, 6/15/19                                                    100,000
         15,000                 MDC Holdings, Inc., 5.5%, 1/15/24                                               14,512
                                                                                                           -----------
                                                                                                           $   268,762
                                                                                                           -----------
                                Total Consumer Durables & Apparel                                          $   293,772
                                                                                                           -----------
                                Consumer Services - 1.1%
                                Casinos & Gaming - 0.8%
EURO    108,000       8.25      GTECH S.p.A., Floating Rate Note, 3/31/66 (144A)                           $   142,144
            515                 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36
                                (1.0% cash, 5.50% PIK) (PIK)(c)                                                      5
        100,000                 Scientific Games International, Inc., 10.0%, 12/1/22 (144A)                     91,625
         30,000                 Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)                                       28,500
         65,000                 Wynn Las Vegas LLC, 5.375%, 3/15/22                                             65,975
                                                                                                           -----------
                                                                                                           $   328,249
                                                                                                           -----------
                                Hotels, Resorts & Cruise Lines - 0.0%
         25,000                 NCL Corp, Ltd., 5.25%, 11/15/19 (144A)                                     $    25,188
                                                                                                           -----------
                                Education Services - 0.3%
         25,000                 Bowdoin College, 4.693%, 7/1/12                                            $    26,019
         50,000                 President and Fellows of Harvard College, 2.3%, 10/1/23                         48,325
         25,000                 Tufts University, 5.017%, 4/15/12                                               27,263
         25,000                 William Marsh Rice University, 4.626%, 5/15/63                                  27,887
                                                                                                           -----------
                                                                                                           $   129,494
                                                                                                           -----------
                                Total Consumer Services                                                    $   482,931
                                                                                                           -----------
                                Media - 0.3%
                                Broadcasting - 0.2%
         95,000                 CCO Holdings LLC, 6.625%, 1/31/22                                          $   100,938
                                                                                                           -----------
                                Cable & Satellite - 0.1%
         25,000                 DIRECTV Holdings LLC, 3.95%, 1/15/25                                       $    25,197
                                                                                                           -----------
                                Total Media                                                                $   126,135
                                                                                                           -----------
                                Retailing - 0.8%
                                Catalog Retail - 0.2%
        100,000                 QVC, Inc., 4.45%, 2/15/25                                                  $    97,736
                                                                                                           -----------
                                Internet Retail - 0.3%
        125,000                 Expedia, Inc., 5.95%, 8/15/20                                              $   139,684
                                                                                                           -----------
                                Computer & Electronics Retail - 0.1%
         25,000                 Rent-A-Center, Inc., 6.625%, 11/15/20                                      $    24,000
                                                                                                           -----------
                                Specialty Stores - 0.2%
         60,000                 Outerwall, Inc., 6.0%, 3/15/19                                             $    59,100
                                                                                                           -----------
                                Total Retailing                                                            $   320,520
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Food & Staples Retailing - 0.7%
                                Drug Retail - 0.3%
         36,031                 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)                             $    41,454
         77,400                 CVS Pass-Through Trust, 6.036%, 12/10/28                                        90,256
                                                                                                           -----------
                                                                                                           $   131,710
                                                                                                           -----------
                                Food Retail - 0.4%
        119,000                 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)                          $   118,108
         58,000                 Darling Ingredients, Inc., 5.375%, 1/15/22                                      57,130
                                                                                                           -----------
                                                                                                           $   175,238
                                                                                                           -----------
                                Total Food & Staples Retailing                                             $   306,948
                                                                                                           -----------
                                Food, Beverage & Tobacco - 2.0%
                                Distillers & Vintners - 0.0%+
         15,000                 Constellation Brands, Inc., 4.75%, 11/15/24                                $    15,188
                                                                                                           -----------
                                Agricultural Products - 0.4%
        150,000                 Viterra, Inc., 5.95%, 8/1/20 (144A)                                        $   165,609
                                                                                                           -----------
                                Packaged Foods & Meats - 1.4%
         50,000                 Agrokor dd, 8.875%, 2/1/20 (144A)                                          $    53,950
        100,000                 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)                                    102,250
        150,000                 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)                                    151,500
        200,000                 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)                                   196,000
         25,000                 Post Holdings, Inc., 6.75%, 12/1/21 (144A)                                      24,250
         50,000                 Post Holdings, Inc., 7.375%, 2/15/22                                            50,000
                                                                                                           -----------
                                                                                                           $   577,950
                                                                                                           -----------
                                Tobacco - 0.2%
         55,000                 Alliance One International, Inc., 9.875%, 7/15/21                          $    49,088
         25,000                 Lorillard Tobacco Co., 3.75%, 5/20/23                                           24,762
                                                                                                           -----------
                                                                                                           $    73,850
                                                                                                           -----------
                                Total Food, Beverage & Tobacco                                             $   832,597
                                                                                                           -----------
                                Health Care Equipment & Services - 0.4%
                                Health Care Facilities - 0.4%
         25,000                 Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)                           $    23,812
         50,000                 NYU Hospitals Center, 4.428%, 7/1/42                                            50,657
        124,000                 Universal Hospital Services, Inc., 7.625%, 8/15/20                             106,640
                                                                                                           -----------
                                                                                                           $   181,109
                                                                                                           -----------
                                Total Health Care Equipment & Services                                     $   181,109
                                                                                                           -----------
                                Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
                                Pharmaceuticals - 0.3%
        121,000                 Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)                $   118,580
         25,000                 Endo Finance LLC, 5.75%, 1/15/22 (144A)                                         25,000
                                                                                                           -----------
                                                                                                           $   143,580
                                                                                                           -----------
                                Total Pharmaceuticals, Biotechnology & Life Sciences                       $   143,580
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Banks - 3.7%
                                Diversified Banks - 3.1%
        100,000       7.38      Banco Continental SA via Continental Trustees Cayman, Ltd.,
                                Floating Rate Note, 10/7/40 (144A)                                         $   110,167
         65,000       6.88      Banco de Credito del Peru Panama, Floating Rate Note,
                                9/16/26 (144A)                                                                  70,688
        150,000                 Bank of America Corp., 6.11%, 1/29/37                                          177,113
        100,000       6.25      Bank of America Corp., Floating Rate Note, 9/29/49                              98,844
         75,000                 BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)                                 78,142
        150,000                 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)                                 150,750
         82,000       5.95      Citigroup, Inc., Floating Rate Note (Perpetual)                                 80,770
INR   1,150,000                 Inter-American Development Bank, 6.0%, 9/5/17                                   18,548
IDR 850,000,000                 Inter-American Development Bank, 7.2%, 11/14/17                                 67,808
IDR 120,000,000                 Inter-American Development Bank, 7.25%, 7/17/17                                  9,621
        100,000                 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)                                   115,685
NZD     100,000                 JPMorgan Chase & Co., 4.25%, 11/2/18                                            77,348
        200,000                 Nordea Bank AB, 4.25%, 9/21/22 (144A)                                          207,665
         60,000       4.50      Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)                        58,260
                                                                                                           -----------
                                                                                                           $ 1,321,409
                                                                                                           -----------
                                Regional Banks - 0.6%
         50,000                 SunTrust Banks, Inc., 3.5%, 1/20/17                                        $    52,123
         81,000       4.45      The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)          81,000
        100,000       6.75      The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)         109,750
                                                                                                           -----------
                                                                                                           $   242,873
                                                                                                           -----------
                                Total Banks                                                                $ 1,564,282
                                                                                                           -----------
                                Diversified Financials - 4.3%
                                Other Diversified Financial Services - 1.2%
         90,000                 Alterra Finance LLC, 6.25%, 9/30/20                                        $   104,481
        115,000                 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)                        133,006
INR   1,450,000                 European Bank for Reconstruction & Development, 6.0%, 3/3/16                    22,985
INR   1,200,000                 European Bank for Reconstruction & Development, 7.65%, 2/18/15                  19,046
         25,000                 Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)                          26,159
         70,000       5.15      JPMorgan Chase & Co., Floating Rate Note (Perpetual)                            65,940
        105,000       6.75      JPMorgan Chase & Co., Floating Rate Note, 8/29/49                              110,775
                                                                                                           -----------
                                                                                                           $   482,392
                                                                                                           -----------
                                Multi-Sector Holdings - 0.2%
         75,000                 Fidelity National Financial, Inc., 5.5%, 9/1/22                            $    81,710
                                                                                                           -----------
                                Specialized Finance - 1.0%
        100,000                 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)                         $   113,250
         71,000                 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)                                   77,568
        200,000                 Fly Leasing, Ltd., 6.375%, 10/15/21                                            197,000
         35,000                 Nationstar Mortgage LLC, 6.5%, 6/1/22                                           31,938
                                                                                                           -----------
                                                                                                           $   419,756
                                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                    Floating
       Principal    Rate (b)
      Amount ($)    (unaudited)                                                                                  Value
                                Consumer Finance - 0.3%
INR   1,980,000                 International Finance Corp., 6.3%, 11/25/24                                $    31,537
INR   5,700,000                 International Finance Corp., 8.25%, 6/10/21                                    102,766
                                                                                                           -----------
                                                                                                           $   134,303
                                                                                                           -----------
                                Asset Management & Custody Banks - 0.8%
        125,000                 Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)                $   156,014
        100,000                 KKR Group Finance Co., II LLC, 5.5%, 2/1/43 (144A)                             113,883
         35,000                 Legg Mason, Inc., 5.625%, 1/15/44                                               40,035
         25,000        4.50     The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)               23,047
                                                                                                           -----------
                                                                                                           $   332,979
                                                                                                           -----------
                                Investment Banking & Brokerage - 0.8%
         35,000                 E*TRADE Financial Corp., 5.375%, 11/15/22                                  $    35,788
         75,000                 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)                                     84,951
         85,000                 Morgan Stanley, 4.1%, 5/22/23                                                   86,057
         75,000                 TD Ameritrade Holding Corp., 3.625%, 4/1/25                                     76,013
NZD      80,000                 The Goldman Sachs Group, Inc., 5.2%, 12/17/19                                   62,736
                                                                                                           -----------
                                                                                                           $   345,545
                                                                                                           -----------
                                Total Diversified Financials                                               $ 1,796,685
                                                                                                           -----------
                                Insurance - 2.5%
                                Insurance Brokers - 0.4%
        100,000                 Brown & Brown, Inc., 4.2%, 9/15/24                                         $   101,136
         50,000                 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)                               60,073
                                                                                                           -----------
                                                                                                           $   161,209
                                                                                                           -----------
                                Life & Health Insurance - 0.6%
         25,000                 Protective Life Corp., 7.375%, 10/15/19                                    $    30,085
         50,000        5.62     Prudential Financial, Inc., Floating Rate Note, 6/15/43                         51,115
         50,000        8.88     Prudential Financial, Inc., Floating Rate Note, 6/15/68                         58,375
         50,000        5.88     Prudential Financial, Inc., Floating Rate Note, 9/15/42                         52,750
         50,000        5.65     Voya Financial, Inc., Floating Rate Note, 5/15/53                               49,500
                                                                                                           -----------
                                                                                                           $   241,825
                                                                                                           -----------
                                Multi-line Insurance - 0.3%
         85,000                 AXA SA, 8.6%, 12/15/30                                                     $   115,475
                                                                                                           -----------
                                Property & Casualty Insurance - 0.5%
         55,000                 Delphi Financial Group, Inc., 7.875%, 1/31/20                              $    66,006
         50,000                 OneBeacon US Holdings, Inc., 4.6%, 11/9/22                                      52,004
         25,000                 The Hanover Insurance Group, Inc., 7.5%, 3/1/20                                 29,445
         59,000                 The Hanover Insurance Group, Inc., 7.625%, 10/15/25                             71,151
                                                                                                           -----------
                                                                                                           $   218,606
                                                                                                           -----------
                                Reinsurance - 0.7%
         31,264                 Altair Re, Variable Rate Note, 6/30/16 (Cat Bond)                          $    34,256
         60,000                 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22                                    61,813
         61,000                 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17                               68,142
        105,000        7.51     Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)        109,305
         30,000        5.88     Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)                       31,557
                                                                                                           -----------
                                                                                                           $   305,073
                                                                                                           -----------
                                Total Insurance                                                            $ 1,042,188
                                                                                                           -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Real Estate - 1.5%
                                Diversified REIT - 0.5%
         35,000                 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23                    $    36,449
         20,000                 Digital Realty Trust LP, 5.875%, 2/1/20                                         22,370
         19,000                 Hospitality Properties Trust, 5.0%, 8/15/22                                     20,022
         75,000                 MPT Operating Partnership LP, 5.5%, 5/1/24                                      78,188
         40,000                 WP Carey, Inc., 4.6%, 4/1/24                                                    42,000
                                                                                                           -----------
                                                                                                           $   199,029
                                                                                                           -----------
                                Office REIT - 0.8%
         75,000                 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20                      $    74,283
         20,000                 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22                             21,273
         20,000                 BioMed Realty LP, 4.25%, 7/15/22                                                20,730
         30,000                 Corporate Office Properties LP, 3.6%, 5/15/23                                   28,825
         95,000                 DuPont Fabros Technology LP, 5.875%, 9/15/21                                    96,781
         50,000                 Highwoods Realty LP, 3.625%, 1/15/23                                            50,140
         60,000                 Piedmont Operating Partnership LP, 3.4%, 6/1/23                                 58,144
                                                                                                           -----------
                                                                                                           $   350,176
                                                                                                           -----------
                                Assisted Living Facility REIT - 0.2%
         65,000                 Senior Housing Properties Trust, 6.75%, 4/15/20                            $    73,449
                                                                                                           -----------
                                Specialized REIT - 0.0%+
         15,000                 CubeSmart LP, 4.8%, 7/15/22                                                $    16,472
                                                                                                           -----------
                                Total Real Estate                                                          $   639,126
                                                                                                           -----------
                                Software & Services - 0.2%
                                Internet Software & Services - 0.1%
         25,000                 Equinix, Inc., 5.375%, 1/1/22                                              $    25,235
         25,000                 Equinix, Inc., 5.75%, 1/1/25                                                    25,219
                                                                                                           -----------
                                                                                                           $    50,454
                                                                                                           -----------
                                Home Entertainment Software - 0.1%
         25,000                 Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)                          $    26,250
                                                                                                           -----------
                                Total Software & Services                                                  $    76,704
                                                                                                           -----------
                                Technology Hardware & Equipment - 0.8%
                                Communications Equipment - 0.1%
         50,000                 Brocade Communications Systems, Inc., 4.625%, 1/15/23                      $    48,000
                                                                                                           -----------
                                Computer Storage & Peripherals - 0.3%
         30,000                 NCR Corp., 6.375%, 12/15/23                                                $    31,200
        100,000                 Seagate HDD Cayman, 4.75%, 6/1/23                                              103,865
                                                                                                           -----------
                                                                                                           $   135,065
                                                                                                           -----------
                                Electronic Equipment Manufacturers - 0.1%
         50,000                 Viasystems, Inc., 7.875%, 5/1/19 (144A)                                    $    52,750
                                                                                                           -----------
                                Electronic Manufacturing Services - 0.3%
        100,000                 Flextronics International, Ltd., 5.0%, 2/15/23                             $   102,000
                                                                                                           -----------
                                Total Technology Hardware & Equipment                                      $   337,815
                                                                                                           -----------
                                Semiconductors & Semiconductor Equipment - 0.5%
                                Semiconductors - 0.5%
        240,000                 Advanced Micro Devices, Inc., 7.0%, 7/1/24                                 $   203,400
                                                                                                           -----------
                                Total Semiconductors & Semiconductor Equipment                             $   203,400
                                                                                                           -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Telecommunication Services - 3.0%
                                Integrated Telecommunication Services - 1.9%
         50,000                 CenturyLink, Inc., 6.45%, 6/15/21                                          $    53,625
         50,000                 CenturyLink, Inc., 7.6%, 9/15/39                                                49,500
         81,000                 Cincinnati Bell, Inc., 8.375%, 10/15/20                                         85,050
        125,000                 Frontier Communications Corp., 8.5%, 4/15/20                                   139,375
         60,000                 GTP Acquisition Partners I LLC, 7.628%, 6/15/41 (144A)                          62,802
         75,000                 Telefonica Emisiones SAU, 6.221%, 7/3/17                                        83,032
         25,000                 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)                         25,279
         49,000                 Verizon Communications, Inc., 5.012%, 8/21/54 (144A)                            50,693
         75,000                 Verizon Communications, Inc., 5.15%, 9/15/23                                    82,817
         51,000                 Verizon Communications, Inc., 6.55%, 9/15/43                                    65,339
         80,000                 Windstream Corp., 6.375%, 8/1/23                                                74,800
         25,000                 Windstream Corp., 7.75%, 10/15/20                                               25,750
                                                                                                           -----------
                                                                                                           $   798,062
                                                                                                           -----------
                                Wireless Telecommunication Services - 1.1%
        150,000                 SBA Tower Trust, 3.869%, 10/15/49 (144A)                                   $   152,596
         50,000                 Sprint Corp., 7.25%, 9/15/21                                                    49,562
         40,000                 T-Mobile USA, Inc., 6.125%, 1/15/22                                             40,600
        200,000                 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)                                  162,000
         50,000                 WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)                              51,332
                                                                                                           -----------
                                                                                                           $   456,090
                                                                                                           -----------
                                Total Telecommunication Services                                           $ 1,254,152
                                                                                                           -----------
                                Utilities - 1.7%
                                Electric Utilities - 1.0%
        125,000                 Electricite de France SA, 6.0%, 1/22/14 (144A)                             $   145,618
         65,000                 Iberdrola International BV, 6.75%, 7/15/36                                      82,862
         40,000                 RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)                                  39,500
         50,000       6.25      Southern California Edison Co., Floating Rate Note (Perpetual)                  55,438
         83,000                 West Penn Power Co., 5.95%, 12/15/17 (144A)                                     92,393
                                                                                                           -----------
                                                                                                           $   415,811
                                                                                                           -----------
                                Multi-Utilities - 0.5%
        100,000                 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54                 $   109,519
         85,788                 Ormat Funding Corp., 8.25%, 12/30/20                                            86,646
                                                                                                           -----------
                                                                                                           $   196,165
                                                                                                           -----------
                                Independent Power Producers & Energy Traders - 0.2%
         80,804                 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)                               $    91,767
                                                                                                           -----------
                                Total Utilities                                                            $   703,743
                                                                                                           -----------
                                TOTAL CORPORATE BONDS
                                (Cost $15,312,937)                                                         $15,446,427
                                                                                                           -----------
                                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.4%
      1,292,739                 Fannie Mae, 3.5%, 1/14/15-5/1/44                                           $ 1,353,521
      1,235,380                 Fannie Mae, 4.0%, 1/14/15-11/1/44                                            1,321,646
      1,228,620                 Fannie Mae, 4.5%, 3/1/35-11/1/43                                             1,339,599
      1,743,765                 Fannie Mae, 5.0%, 1/14/15-6/1/40                                             1,926,400

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
     Amount ($)   (unaudited)                                                                                    Value
                                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
            369                 Fannie Mae, 6.0%, 3/1/32                                                   $       422
            607                 Fannie Mae, 6.5%, 7/1/31-2/1/32                                                    691
            169                 Fannie Mae, 7.0%, 9/1/29                                                           191
        500,491                 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28-12/1/44                        522,164
        371,125                 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44-7/1/44                          396,080
         79,977                 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34-11/1/39                          88,498
            348                 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                                    368
         73,078                 Federal National Mortgage Association, 4.0%, 12/1/19                            77,420
         48,000                 Government National Mortgage Association I, 3.5%, 1/21/15                       50,385
        244,787                 Government National Mortgage Association I, 4.0%, 1/21/15-8/15/43              263,556
        331,698                 Government National Mortgage Association I, 4.5%, 9/15/33-7/15/41              364,089
          7,485                 Government National Mortgage Association I, 5.0%, 4/15/35                        8,383
         68,638                 Government National Mortgage Association I, 5.5%, 1/15/34-11/15/35              77,279
         45,138                 Government National Mortgage Association I, 6.0%, 5/15/17-8/15/34               51,204
          6,272                 Government National Mortgage Association I, 6.5%, 3/15/29-11/15/32               7,224
            176                 Government National Mortgage Association I, 7.0%, 3/15/31                          200
         32,047                 Government National Mortgage Association II, 4.5%, 9/20/41                      35,108
          6,837                 Government National Mortgage Association II, 5.5%, 3/20/34                       7,717
         11,645                 Government National Mortgage Association II, 6.0%, 11/20/33                     13,395
         50,000                 U.S. Treasury Bonds, 4.375%, 2/15/38                                            65,426
        425,000                 U.S. Treasury Bonds, 4.5%, 5/15/38                                             566,279
        450,000                 U.S. Treasury Bonds, 4.5%, 8/15/39                                             599,695
        399,980                 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24                         385,200
        500,000                 U.S. Treasury Notes, 0.625%, 12/31/16                                          499,336
        650,000                 U.S. Treasury Notes, 2.0%, 2/15/22                                             651,625
                                                                                                           -----------
                                                                                                           $10,673,101
                                                                                                           -----------
                                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                (Cost $10,369,414)                                                         $10,673,101
                                                                                                           -----------
                                FOREIGN GOVERNMENT BONDS - 5.1%
IDR 171,000,000                 Indonesia Treasury Bond, 6.125%, 5/15/28                                   $    11,448
IDR 155,000,000                 Indonesia Treasury Bond, 7.0%, 5/15/22                                          12,015
IDR 150,000,000                 Indonesia Treasury Bond, 7.0%, 5/15/27                                          11,083
IDR 419,000,000                 Indonesia Treasury Bond, 8.25%, 6/15/32                                         33,916
IDR 550,000,000                 Inter-American Development Bank, 4.5%, 2/4/16                                   42,996
BRL     100,000                 International Finance Corp., 5.0%, 12/21/15                                     35,722
INR   5,670,000                 International Finance Corp., 7.75%, 12/3/16                                     93,287
EURO     80,000                 Ireland Government Bond, 5.0%, 10/18/20                                        121,141
        200,000                 Kenya Government International Bond, 6.875%, 6/24/24 (144A)                    209,500
MXN     550,000                 Mexican Bonos, 6.5%, 6/9/22                                                     39,117
MXN     520,000                 Mexican Bonos, 7.5%, 6/3/27                                                     39,363
MXN   2,635,865                 Mexican Udibonos, 2.0%, 6/9/22                                                 175,635
MXN   1,581,519                 Mexican Udibonos, 3.5%, 12/14/17                                               114,493
NOK     750,000                 Norway Government Bond, 2.0%, 5/24/23                                          104,713
NOK   2,000,000                 Norway Government Bond, 4.25%, 5/19/17                                         288,883
NOK   1,250,000                 Norway Government Bond, 4.5%, 5/22/19                                          192,303
NOK   2,500,000                 Norway Government Bond, 5.0%, 5/15/15                                          339,099

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                FOREIGN GOVERNMENT BONDS - (continued)
PLN     125,000                 Poland Government Bond, 5.5%, 4/25/15                                      $    35,726
         50,000                 Poland Government International Bond, 4.0%, 1/22/24                             53,062
RON     440,000                 Romania Government Bond, 5.85%, 4/26/23                                        137,752
RON     190,000                 Romania Government Bond, 5.95%, 6/11/21                                         59,141
                                                                                                           -----------
                                                                                                           $ 2,150,395
                                                                                                           -----------
                                TOTAL FOREIGN GOVERNMENT BONDS
                                (Cost $2,410,021)                                                          $ 2,150,395
                                                                                                           -----------
                                MUNICIPAL BONDS - 3.6%
                                Municipal Development - 0.8%
         60,000       5.90      Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38     $    64,844
         65,000                 Louisiana Local Government Environmental Facilities & Community
                                Development Authority, 6.75%, 11/1/32                                           74,528
         70,000                 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37                        74,218
         60,000                 Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30                60,107
         50,000                 Selma Industrial Development Board, 6.25%, 11/1/33                              58,336
                                                                                                           -----------
                                                                                                           $   332,033
                                                                                                           -----------
                                Municipal General - 1.7%
         10,000                 Amherst College, 3.794%, 11/1/42                                           $     9,965
         90,000                 JobsOhio Beverage System, 3.985%, 1/1/29                                        93,349
         25,000                 JobsOhio Beverage System, 4.532%, 1/1/35                                        27,170
         50,000                 Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41         56,744
         25,000                 Massachusetts Development Finance Agency, 5.375%, 4/1/41                        28,306
         25,000                 Massachusetts Institute of Technology, 5.6%, 7/1/11                             34,418
        100,000                 New Jersey Economic Development Authority, 2/15/18 (e)                          92,362
         75,000                 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41                   84,708
         25,000                 New York City Transitional Finance Authority Future Tax Secured
                                Revenue, 5.0%, 11/1/33                                                          28,664
         20,000                 State of Washington, 3.0%, 7/1/28                                               20,232
         25,000                 Texas Municipal Gas Acquisition & Supply Corp., III, 5.0%, 12/15/30             27,548
         50,000                 Texas Municipal Gas Acquisition & Supply Corp., III, 5.0%, 12/15/31             54,877
         40,000                 The George Washington University, 1.827%, 9/15/17                               39,960
         50,000                 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31                       54,015
         50,000                 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32                       53,718
                                                                                                           -----------
                                                                                                           $   706,036
                                                                                                           -----------
                                Municipal Higher Education - 0.4%
         25,000                 Baylor University, 4.313%, 3/1/42                                          $    26,524
         45,000                 California Educational Facilities Authority, 5.0%, 6/1/43                       61,281
         25,000                 Permanent University Fund, 5.0%, 7/1/30                                         30,740
         50,000                 University of California, 3.38%, 5/15/28                                        51,162
                                                                                                           -----------
                                                                                                           $   169,707
                                                                                                           -----------
                                Municipal Medical - 0.1%
         50,000                 New Hampshire Health and Education Facilities Authority Act,
                                6.5%, 1/1/41                                                               $    57,938
                                                                                                           -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Municipal Pollution - 0.4%
        135,000                 Port Freeport Texas, 5.95%, 5/15/33                                        $   149,958
                                                                                                           -----------
                                Municipal School District - 0.1%
         20,000                 North East Independent School District Texas, 5.25%, 2/1/31                $    26,097
                                                                                                           -----------
                                Municipal Transportation - 0.0%+
         15,000                 Port Authority of New York & New Jersey, 4.458%, 10/1/62                   $    15,830
                                                                                                           -----------
                                Municipal Obligation - 0.1%
         30,000                 Washington Suburban Sanitary Commission, 4.0%, 6/1/43                      $    31,538
         30,000                 Washington Suburban Sanitary Commission, 4.0%, 6/1/44                           31,514
                                                                                                           -----------
                                                                                                           $    63,052
                                                                                                           -----------
                                TOTAL MUNICIPAL BONDS
                                (Cost $1,393,604)                                                          $ 1,520,651
                                                                                                           -----------
                                SENIOR FLOATING RATE LOAN INTERESTS - 7.5%**
                                Energy - 0.3%
                                Oil & Gas Equipment & Services - 0.0%+
         30,000       8.38      Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20             $    22,095
                                                                                                           -----------
                                Oil & Gas Exploration & Production - 0.2%
         86,301       5.00      Samson Investment Co., Tranche 1 Term Loan (Second Lien),
                                9/25/18                                                                    $    68,250
                                                                                                           -----------
                                Coal & Consumable Fuels - 0.1%
         78,333       0.00      Bumi Resources Tbk PT, Term Loan, 8/15/13                                  $    31,333
                                                                                                           -----------
                                Total Energy                                                               $   121,678
                                                                                                           -----------
                                Materials - 0.5%
                                Specialty Chemicals - 0.2%
         70,436       3.75      Axalta Coating Systems US Holdings, Inc., Refinanced Term B
                                Loan, 2/1/20                                                               $    68,807
                                                                                                           -----------
                                Aluminum - 0.1%
         38,900       5.75      Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19                   $    37,344
                                                                                                           -----------
                                Paper Products - 0.2%
         98,750       5.75      Appvion, Inc., Term Commitment, 6/28/19                                    $    97,701
                                                                                                           -----------
                                Total Materials                                                            $   203,852
                                                                                                           -----------
                                Capital Goods - 0.3%
                                Construction & Farm Machinery & Heavy Trucks - 0.3%
        125,000       0.00      CGI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21 (g)         $   124,896
                                                                                                           -----------
                                Trading Companies & Distributors - 0.0%+
         24,964       5.25      WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19                       $    24,886
                                                                                                           -----------
                                Total Capital Goods                                                        $   149,782
                                                                                                           -----------
                                Commercial Services & Supplies - 0.2%
                                Security & Alarm Services - 0.1%
         34,042       4.25      Monitronics International, Inc., Term B Loan, 3/23/18                      $    33,702
                                                                                                           -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Research & Consulting Services - 0.1%
         47,020       5.00      Wyle, Tranche B Loan (First Lien), 5/22/21                                 $    46,932
                                                                                                           -----------
                                Total Commercial Services & Supplies                                       $    80,634
                                                                                                           -----------
                                Transportation - 0.0%+
                                Trucking - 0.0%+
         19,353       3.75      Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21    $    19,150
                                                                                                           -----------
                                Total Transportation                                                       $    19,150
                                                                                                           -----------
                                Automobiles & Components - 0.8%
                                Auto Parts & Equipment - 0.5%
         39,008       4.25      TI Group Automotive Systems LLC, Term Loan Facility, 8/13/30               $    38,520
        152,686       4.00      Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20              150,300
                                                                                                           -----------
                                                                                                           $   188,820
                                                                                                           -----------
                                Automobile Manufacturers - 0.3%
        144,750       3.50      FCA US LLC, Term Loan B, 5/24/17                                           $   144,569
                                                                                                           -----------
                                Total Automobiles & Components                                             $   333,389
                                                                                                           -----------
                                Consumer Durables & Apparel - 0.1%
                                Apparel, Accessories & Luxury Goods - 0.1%
         42,080       3.25      PVH Corp., Tranche B Term Loan, 12/19/19                                   $    42,176
                                                                                                           -----------
                                Total Consumer Durables & Apparel                                          $    42,176
                                                                                                           -----------
                                Consumer Services - 0.9%
                                Casinos & Gaming - 0.4%
        127,400       3.50      MGM Resorts International, Term B Loan, 12/20/19                           $   124,613
         53,335       3.75      Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20                    52,785
                                                                                                           -----------
                                                                                                           $   177,398
                                                                                                           -----------
                                Leisure Facilities - 0.2%
         66,342       0.00      Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18 (g)             $    66,287
                                                                                                           -----------
                                Restaurants - 0.3%
        115,000       4.50      Burger King Worldwide, Inc., Term Loan B, 12/12/21                         $   115,051
         23,936       3.25      Wendy's International, Inc., Term B Loan, 5/15/19                               23,787
                                                                                                           -----------
                                                                                                           $   138,838
                                                                                                           -----------
                                Total Consumer Services                                                    $   382,523
                                                                                                           -----------
                                Media - 0.8%
                                Cable & Satellite - 0.7%
         49,250       3.25      MCC Iowa LLC, Tranche H Term Loan, 1/29/21                                 $    47,526
         73,135       3.50      Telesat Canada, U.S. Term B Loan, 3/28/19                                       72,038
        175,000       3.50      Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20                172,375
                                                                                                           -----------
                                                                                                           $   291,939
                                                                                                           -----------
                                Movies & Entertainment - 0.0%+
         17,385       3.75      Rovi Solutions Corp., Term B Loan, 7/2/21                                  $    17,095
                                                                                                           -----------
                                Publishing - 0.1%
         23,337       4.75      Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21          $    23,226
                                                                                                           -----------
                                Total Media                                                                $   332,260
                                                                                                           -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                    Value
                                Household & Personal Products - 0.2%
                                Personal Products - 0.2%
         87,387       4.75      Federal-Mogul Corporation, Tranche C Term, 4/15/21                         $    86,868
                                                                                                           -----------
                                Total Household & Personal Products                                        $    86,868
                                                                                                           -----------
                                Health Care Equipment & Services - 0.9%
                                Health Care Services - 0.3%
        181,080       7.75      Virtual Radiologic Corp., Term Loan A, 12/22/16                            $   143,958
                                                                                                           -----------
                                Health Care Facilities - 0.5%
         31,012       3.49      CHS, 2017 Term E Loan, 1/25/17                                             $    30,882
         82,658       4.25      CHS, 2021 Term D Loan, 1/27/21                                                  82,600
         78,800       4.00      Surgical Care Affiliates LLC, Class C Incremental Term Loan, 6/29/18            78,209
                                                                                                           -----------
                                                                                                           $   191,691
                                                                                                           -----------
                                Managed Health Care - 0.1%
         14,632       9.75      MMM Holdings, Inc., Term Loan, 10/9/17                                     $    14,193
         10,638       9.75      MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17                               10,531
                                                                                                           -----------
                                                                                                           $    24,724
                                                                                                           -----------
                                Total Health Care Equipment & Services                                     $   360,373
                                                                                                           -----------
                                Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
                                Pharmaceuticals - 0.6%
         99,250       3.17      Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term
                                Loam, 4/1/21                                                               $    98,059
         97,374       4.00      Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19                      95,224
         79,620       3.50      Valeant Pharmaceuticals International, Inc., Series E1 Tranche B
                                Term Loan, 8/5/20                                                               79,039
                                                                                                           -----------
                                                                                                           $   272,322
                                                                                                           -----------
                                Total Pharmaceuticals, Biotechnology & Life Sciences                       $   272,322
                                                                                                           -----------
                                Banks - 0.4%
                                Thrifts & Mortgage Finance - 0.4%
        171,938       5.00      Ocwen Financial Corp., Initial Term Loan, 1/15/18                          $   161,908
                                                                                                           -----------
                                Total Banks                                                                $   161,908
                                                                                                           -----------
                                Diversified Financials - 0.5%
                                Specialized Finance - 0.5%
        196,020       4.25      Mirror BidCo Corp., New Incremental Term Loan, 12/18/19                    $   194,060
                                                                                                           -----------
                                Total Diversified Financials                                               $   194,060
                                                                                                           -----------
                                Insurance - 0.8%
                                Insurance Brokers - 0.4%
        147,014       4.25      USI Insurance Services LLC, Term B Loan, 12/30/19                          $   144,533
                                                                                                           -----------
                                Life & Health Insurance - 0.2%
         91,970       3.75      CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18                    $    89,901
                                                                                                           -----------
                                Property & Casualty Insurance - 0.2%
        101,816       5.75      Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18           $   101,603
                                                                                                           -----------
                                Total Insurance                                                            $   336,037
                                                                                                           -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST


                  Floating
      Principal   Rate (b)
      Amount ($)  (unaudited)                                                                                   Value
                                Telecommunication Services - 0.2%
                                Integrated Telecommunication Services - 0.2%
         85,953       3.25      West Corp., B-10 Term Loan (First Lien), 6/30/18                           $    84,449
                                                                                                           -----------
                                Total Telecommunication Services                                           $    84,449
                                                                                                           -----------
                                TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                                (Cost $3,281,432)                                                          $ 3,161,461
                                                                                                           -----------
                                TOTAL INVESTMENT IN SECURITIES - 94.2%
                                (Cost $39,143,960) (a)                                                     $39,621,043
                                                                                                           -----------
                                OTHER ASSETS & LIABILITIES - 5.8%                                          $ 2,446,549
                                                                                                           -----------
                                TOTAL NET ASSETS - 100.0%                                                  $42,067,592
                                                                                                           ===========

+           Amount rounds to less than 0.1%.

(Step) Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(Perpetual) Security with no stated maturity date.

(Cat Bond)  Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

REMICS      Real Estate Mortgage Investment Conduits.

(PIK)       Represents a pay-in kind security.

ARM         Adjustable Rate Mortgage.

REIT        Real Estate Investment Trust.

*           Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2014, the value of these securities amounted to $7,625,080 or 18.1% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
            Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At December 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $39,150,371 was as follows:

               Aggregate gross unrealized appreciation for all investments in
                  which there is an excess of value over tax cost                   $ 1,624,164

               Aggregate gross unrealized depreciation for all investments in
                  which there is an excess of tax cost over value                    (1,153,492)
                                                                                    -----------
               Net unrealized appreciation                                          $   470,672
                                                                                    ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)         Security is in default and is non-income producing.

(d) Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes To Financial Statements -- Note 1A.

(e) Security issued with a zero coupon. Income is recognized through accretion of discount.

(f) Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

(g)         TBD Rate to be determined.

Principal amounts are denominated in U.S. Dollars unless otherwise noted:

BRL         Brazilian Real

EURO        Euro

IDR         Indonesian Rupiah

INR         Indian Rupee

MXN         Mexican Peso

NOK         Norwegian Krone

NZD         New Zealand Dollar

PLN         New Polish Zloty

RON         Romanian New Leu

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/14                                     (continued)
--------------------------------------------------------------------------------

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2014 were as follows:

                                                    Purchases              Sales
Long-Term U.S. Government Securities              $27,514,329        $21,104,775
Other Long-Term Securities                        $ 9,883,607        $12,217,193

CENTRALLY CLEARED CREDIT DEFAULT SWAP - SELL PROTECTION

                                                                                                                     Net Unrealized
Notional                                                                      Credit     Expiration        Premiums    Appreciation
Principal ($) (1)  Clearinghouse       Obligation Entity/Index        Coupon  Rating (2)       Date  Paid (Received)  (Depreciation)
      750,000      Chicago Mercantile  Markit CDX North America High
                   Exchange            Yield Index                      5.00%     B+       12/20/19         $44,063          $3,892

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

                                                                                                                    Net Unrealized
Notional                                                                     Credit     Expiration        Premiums    Appreciation
Principal ($) (1) Counterparty             Obligation Entity/Index   Coupon  Rating (2)       Date  Received (Paid)  (Depreciation)
      100,000     JP Morgan Chase Bank NA  American Axle &
                                           Manufacturing, Inc.         5.00%      B+      12/20/17         $(3,000)        $15,004
      900,000     JP Morgan Chase Bank NA  Markit CDX North
                                           America Investment
                                           Grade Index                 1.00%    BBB+      12/20/17            (871)         17,459
       50,000     JP Morgan Chase Bank NA  Goodyear Tire &
                                           Rubber, Inc.                5.00%      B+      12/20/17          (1,625)          7,579
       75,000     Morgan Stanley Co.       Diamond Offshore
                                           Drilling Co.                1.00%      A-      12/20/19          (2,810)         (4,338)
                                                                                                           -------         -------
                                                                                                           $(8,306)        $35,704
                                                                                                           =======         =======

(1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2) Based on Standard & Poor's rating of the issuer or the weighted average rating or all the underlying securities of the index.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3. See Notes To Financial Statements -- Note 1A.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

The following is a summary of the inputs used as of December 31, 2014, in valuing the Portfolio's investments:

                                                                       Level 1         Level 2      Level 3      Total
Convertible Corporate Bonds                                        $            --   $ 1,039,107   $      --  $ 1,039,107
Preferred Stocks
  Banks
     Regional Banks                                                         19,404       101,281          --      120,685
  Diversified Financials
     Consumer Finance                                                       51,441        30,138          --       81,579
  All Other Preferred Stocks                                               728,543            --          --      728,543
Convertible Preferred Stocks
  Diversified Financials
     Asset Management & Custody Banks                                           --        62,000          --       62,000
  All Other Convertible Preferred Stocks                                   231,709            --          --      231,709
Common Stocks                                                                4,144       188,710          --      192,854
Asset Backed Securities                                                         --       986,143          --      986,143
Collateralized Mortgage Obligations                                             --     3,226,388          --    3,226,388
Corporate Bonds
  Insurance
     Reinsurance                                                                --            --      34,256       34,256
  All Other Corporate Bonds                                                     --    15,412,171          --   15,412,171
U.S. Government Agency Obligations                                              --    10,673,101          --   10,673,101
Foreign Government Bonds                                                        --     2,150,395          --    2,150,395
Municipal Bonds                                                                 --     1,520,651          --    1,520,651
Senior Floating Rate Loan Interests                                             --     3,161,461          --    3,161,461
                                                                   ---------------   -----------   ---------  -----------
Total                                                              $     1,035,241   $38,551,546   $  34,256  $39,621,043
                                                                   ===============   ===========   =========  ===========
Other Financial Instruments
Net unrealized Appreciation on Swap Contracts                      $            --   $    35,704   $      --  $    35,704
Net unrealized appreciation on centrally cleared swap contracts                 --         3,892          --        3,892
Net unrealized Depreciation on Futures Contracts                           (20,475)           --          --      (20,475)
Net unrealized Appreciation on Forward Foreign Currency Contracts               --        57,888          --       57,888
Net unrealized Depreciation on Forward Foreign Currency Contracts               --        (3,053)         --       (3,053)
                                                                   ---------------   -----------   ---------  -----------
Total Other Financial Instruments                                  $       (20,475)  $    94,431   $      --  $    73,956
                                                                   ===============   ===========   =========  ===========

The following is a summary of the fair valuation of certain Portfolio's assets and liabilities as of December 31, 2014.

                                                           Level 1      Level 2   Level 3   Total
Assets:
Foreign currencies, at value                               $      --    $ 28,215  $     --  $ 28,215
Futures collateral                                                --      83,750        --    83,750
Centrally cleared swap collateral                                 --      41,000        --    41,000
Variation margin for centrally cleared swap contracts             --         641        --       641
Liabilities:
Variation margin for futures contracts                        (13,911)        --        --   (13,911)
                                                           ----------   --------  --------  --------
Total                                                      $  (13,911)  $153,606  $     --  $139,695
                                                           ==========   ========  ========  ========


The following is a reconciliation of assets valued using significant observable inputs (Level 3):

                                                      Preferred   Corporate
                                                       Stocks       Bonds       Total
Balance as of 12/31/13                               $  138,746   $      --   $ 138,746
Realized gain (loss)(1)                                   5,092          --       5,092
Change in unrealized appreciation (depreciation)(2)      (8,746)      3,062      (5,684)
Purchases                                                    --      19,930      19,930
Sales                                                  (105,092)    (18,736)   (123,828)
Transfers in and out of Level 3 categories*             (30,000)     30,000          --
Transfers in and out of Level 3*                             --          --          --
                                                     ----------   ---------   ---------
Balance as of 12/31/14                               $       --   $  34,256   $  34,256
                                                     ==========   =========   =========

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*   Transfers are calculated on the beginning of period values.

    During the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

    Net change in unrealized appreciation (depreciation) of investments still held as of 12/31/14   $3,062
                                                                                                    ======

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                                                                          12/31/14    12/31/13    12/31/12    12/31/11     12/31/10
Class I
Net asset value, beginning of period                                      $ 10.37     $ 10.76     $ 10.24     $ 10.63      $ 10.07
                                                                          -------     -------     -------     -------      -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                          $  0.33     $  0.43     $  0.48     $  0.63      $  0.55
    Net realized and unrealized gain (loss) on investments                   0.09       (0.31)       0.67       (0.43)        0.59
                                                                          -------     -------     -------     -------      -------
       Net increase (decrease) from investment operations                 $  0.42     $  0.12     $  1.15     $  0.20      $  1.14
Distribution to shareowners:
   Net investment income                                                  $ (0.39)    $ (0.45)    $ (0.53)    $ (0.54)     $ (0.58)
   Net realized gain                                                        (0.12)      (0.06)      (0.10)      (0.05)          --
                                                                          -------     -------     -------     -------      -------
Total distributions                                                       $ (0.51)    $ (0.51)    $ (0.63)    $ (0.59)     $ (0.58)
                                                                          -------     -------     -------     -------      -------
Net increase (decrease) in net asset value                                $ (0.09)    $ (0.39)    $  0.52     $ (0.39)     $  0.56
                                                                          -------     -------     -------     -------      -------
Net asset value, end of period                                            $ 10.28     $ 10.37     $ 10.76     $ 10.24      $ 10.63
                                                                          =======     =======     =======     =======      =======
Total return*                                                                3.96%       1.17%      11.43%       1.90%(a)    11.61%
Ratio of total expenses plus interest expense to average net assets (b)      1.21%       1.23%       1.27%       1.22%        1.23%
Ratio of net investment income (loss) to average net assets                  3.22%       3.97%       4.24%       5.30%        5.25%
Portfolio turnover rate                                                        88%         30%         25%         43%          92%
Net assets, end of period (in thousands)                                  $10,541     $10,243     $10,931     $11,312      $15,494

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

(a) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2011, the total return would have been 1.83%.

(b) Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+   Amount rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                                         12/31/14     12/31/13    12/31/12    12/31/11    12/31/10
Class II
Net asset value, beginning of period                                     $ 10.35      $ 10.74     $ 10.22     $ 10.62     $ 10.06
                                                                         -------      -------     -------     -------     -------
Increase (decrease) from investment operations:
    Net investment income (loss)                                         $  0.30      $  0.37     $  0.36     $  0.52     $  0.48
    Net realized and unrealized gain (loss) on investments                  0.09        (0.27)       0.76       (0.35)       0.64
                                                                         -------      -------     -------     -------     -------
       Net increase (decrease) from investment operations                $  0.39      $  0.10     $  1.12     $  0.17     $  1.12
Distribution to shareowners:
   Net investment income                                                 $ (0.36)     $ (0.43)    $ (0.50)    $ (0.52)    $ (0.56)
   Net realized gain                                                       (0.12)       (0.06)      (0.10)      (0.05)         --
                                                                         -------      -------     -------     -------     -------
Total distributions                                                      $ (0.48)     $ (0.49)    $ (0.60)    $ (0.57)    $ (0.56)
                                                                         -------      -------     -------     -------     -------
Net increase (decrease) in net asset value                               $ (0.09)     $ (0.39)    $  0.52     $ (0.40)    $  0.56
                                                                         -------      -------     -------     -------     -------
Net asset value, end of period                                           $ 10.26      $ 10.35     $ 10.74     $ 10.22     $ 10.62
                                                                         =======      =======     =======     =======     =======
Total return*                                                               3.71%        0.92%      11.18%       1.56%(a)   11.37%
Ratio of total expenses plus interest expense to average net assets (b)     1.45%        1.47%       1.53%       1.47%       1.47%
Ratio of net investment income (loss) to average net assets                 2.96%        3.74%       3.92%       5.06%       4.96%
Portfolio turnover rate                                                       88%          30%         25%         43%         92%
Net assets, end of period (in thousands)                                 $31,526      $28,261     $25,265     $16,511     $16,315

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

(a) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2011, the total return would have been 1.50%.

(b) Includes interest expense of 0.00%+, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+   Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/14
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $39,143,960)                           $39,621,043
  Cash                                                                    4,302,020
  Futures Collateral                                                         83,750
  Centrally cleared swap collateral                                          41,000
  Foreign currencies, at value (cost $32,578)                                28,215
  Receivables --
     Investment securities sold                                             338,215
     Portfolio shares sold                                                   45,776
     Dividends                                                                8,375
     Interest                                                               373,533
     Variation margin for centrally cleared swap contracts                      641
  Credit default swaps, premiums paid                                        35,757
  Net unrealized appreciation on forward foreign currency contracts          57,888
  Net unrealized appreciation on swap contracts                              40,042
  Net unrealized appreciation on centrally cleared swap contracts             3,892
  Other assets                                                                7,863
                                                                        -----------
         Total assets                                                   $44,988,010
                                                                        -----------
LIABILITIES:
   Payables --
     Investment securities purchased                                    $ 2,766,023
     Portfolio shares repurchased                                            39,566
     Variation margin for futures contracts                                  13,911
   Net unrealized depreciation on forward foreign currency contracts          3,053
   Net unrealized depreciation on futures contracts                          20,475
   Net unrealized depreciation on swap contracts                              4,338
   Due to affiliates                                                          2,219
   Accrued expenses                                                          70,833
                                                                        -----------
         Total liabilities                                              $ 2,920,418
                                                                        -----------
NET ASSETS:
  Paid-in capital                                                       $41,012,644
  Undistributed net investment income                                       267,002
  Accumulated net realized gain on investments, foreign currency
    transactions, swap contracts and futures contracts                      246,363
  Net unrealized appreciation on investments                                477,083
  Net unrealized appreciation on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies           45,379
  Net unrealized depreciation on futures contracts                          (20,475)
  Net unrealized appreciation on swap contracts                              39,596
                                                                        -----------
        Total net assets                                                $42,067,592
                                                                        ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class I (based on $10,541,392/1,025,205 shares)                      $     10.28
                                                                        ===========
   Class II (based on $31,526,200/3,072,239 shares)                     $     10.26
                                                                        ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/14

INVESTMENT INCOME:
  Interest (net of foreign taxes withheld of $533)                          $1,666,959
  Dividends                                                                     87,836
                                                                            ----------
        Total investment income                                                          $1,754,795
                                                                                         ----------
EXPENSES:
  Management fees                                                           $  258,038
  Transfer agent fees
     Class I                                                                     1,500
     Class II                                                                    1,500
  Distribution fees
     Class II                                                                   73,646
  Administrative reimbursements                                                 28,157
  Custodian fees                                                                55,286
  Professional fees                                                             49,831
  Printing expense                                                              28,278
  Fees and expenses of nonaffiliated trustees                                    6,134
  Pricing fees                                                                  48,855
  Miscellaneous                                                                    977
                                                                            ----------
     Total operating expenses                                                            $  552,202
                                                                                         ----------
     Interest expense                                                                    $      154
                                                                                         ----------
     Total operating expenses and interest expense                                       $  552,356
                                                                                         ----------
         Net investment income                                                           $1,202,439
                                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS, FOREIGN CURRENCY TRANSACTIONS
AND SWAP CONTRACTS:
  Net realized gain (loss) on:
     Investments                                                            $  450,553
     Swap contracts                                                             26,954
     Futures contracts                                                        (221,229)
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                       71,518   $  327,796
                                                                            ----------   ----------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                            $  (55,315)
     Futures contracts                                                        (103,698)
     Swap contracts                                                            (15,289)
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                       62,710   $ (111,592)
                                                                            ----------   ----------
 Net gain on investments, futures contracts, foreign currency transactions
     and swap contracts                                                                  $  216,204
                                                                                         ----------
 Net increase in net assets resulting from operations                                    $1,418,643
                                                                                         ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               Year Ended     Year Ended
                                                                                12/31/14       12/31/13
FROM OPERATIONS:
Net investment income                                                         $  1,202,439   $  1,425,331
Net realized gain on investments, futures contracts, swap contracts
  and foreign currency transactions                                                327,796        276,189
Change in net unrealized appreciation (depreciation) on investments, futures contracts,
  swap contracts and foreign currency transactions                                (111,592)    (1,341,841)
                                                                              ------------   ------------
     Net increase in net assets resulting from operations                     $  1,418,643   $    359,679
                                                                              ------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class I ($0.39 and $0.45 per share, respectively)                        $   (376,254)  $   (437,208)
     Class II ($0.36 and $0.43 per share, respectively)                         (1,008,064)    (1,098,722)
Net realized gain:
     Class I ($0.12 and $0.06 per share, respectively)                            (112,033)       (57,933)
     Class II ($0.12 and $0.06 per share, respectively)                           (319,062)      (156,127)
                                                                              ------------   ------------
        Total distributions to shareowners                                    $ (1,815,413)  $ (1,749,990)
                                                                              ------------   ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                              $ 13,301,806   $ 15,316,196
Reinvestment of distributions                                                    1,815,413      1,749,990
Cost of shares repurchased                                                     (11,157,597)   (13,366,875)
                                                                              ------------   ------------
     Net increase in net assets resulting from
        Portfolio share transactions                                          $  3,959,622   $  3,699,311
                                                                              ------------   ------------
     Net increase in net assets                                               $  3,562,852   $  2,309,000
NET ASSETS:
Beginning of year                                                             $ 38,504,740   $ 36,195,740
                                                                              ------------   ------------
End of year                                                                   $ 42,067,592   $ 38,504,740
                                                                              ============   ============
Undistributed net investment income                                           $    267,002   $    450,743
                                                                              ============   ============

                               '14 Shares  '14 Amount     '13 Shares   '13 Amount
CLASS I
Shares sold                      143,856   $ 1,499,096       132,301   $  1,384,687
Reinvestment of distributions     46,496       488,287        46,964        495,141
Less shares repurchased         (152,568)   (1,601,888)     (207,583)    (2,197,343)
                               ---------   -----------    ----------   ------------
     Net increase (decrease)      37,784   $   385,495       (28,318)  $   (317,515)
                               =========   ===========    ==========   ============
CLASS II
Shares sold                    1,130,449   $11,802,710     1,318,296   $ 13,931,509
Reinvestment of distributions    126,662     1,327,126       119,400      1,254,849
Less shares repurchased         (914,681)   (9,555,709)   (1,060,628)   (11,169,532)
                               ---------   -----------    ----------   ------------
     Net increase                342,430   $ 3,574,127       377,068   $  4,016,826
                               =========   ===========    ==========   ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income VCT Portfolio (the Portfolio) is one of 10 portfolios comprising Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to produce a high level of current income.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Portfolio gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Credit default swaps are valued by an independent pricing service based upon valuation models incorporating default probabilities, estimated recovery rates, actual reported transactions, and other available market data. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Securities or senior loans for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Portfolio's investment adviser, pursuant to procedures adopted by the Portfolio's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------


    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2014, one security was valued using fair value methods (in addition to securities valued using prices supplied by independent pricing services or broker-dealers) representing less than 0.1% of total net assets.

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Foreign Currency Translation

    The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

D.  Forward Foreign Currency Contracts

    The Portfolio may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (See Note 5).

E.  Federal Income Taxes

    It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2014, the Portfolio paid no such taxes.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

    principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2014, the Portfolio reclassified $1,862 to decrease undistributed net investment income and $1,862 to increase accumulated net realized gain on investments, foreign currency transactions, futures contracts and swap contracts to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 and the components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2014, were as follows:

--------------------------------------------------------------------------------
                                                     2014                 2013
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                  $1,434,749           $1,622,080
Long-term capital gain                              380,664              127,910
                                                 ----------           ----------
  Total distributions                            $1,815,413           $1,749,990
                                                 ==========           ==========
Distributable Earnings:
Undistributed ordinary income                    $  369,198
Undistributed long-term gain                        225,888
Net unrealized appreciation                         459,862
                                                 ----------
  Total                                          $1,054,948
                                                 ==========

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax adjustments relating to catastrophe bonds, interest accruals on preferred stock, defaulted bonds, the mark-to-market on foreign currency contracts, credit default swaps and futures contracts.

F.  Portfolio Shares and Class Allocations

    The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see
    Note 4). Class I shares do not pay distribution fees.

    All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-ofpocket expenses (see
    Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.  Risks

    When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying issuers and their inability to meet their debt obligations. Prepayment risk is the chance that fixed-income securities will be paid off early if interest rates fall. The Portfolio's prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian or a subcustodian of the Portfolio. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

I.  Futures Contracts

    The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

    to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at December 31, 2014 was $83,750. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market, interest rate and counterparty risks, which may exceed the amounts recognized by the Portfolio. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the year ended December 31, 2014 was $7,830,409.

    At December 31, 2014, open futures contracts were as follows:

--------------------------------------------------------------------------------
                          Number of                                 Unrealized
                          Contracts    Settlement                  Appreciation
Type                     Long/(Short)    Month         Value      (Depreciation)
--------------------------------------------------------------------------------
U.S. Ultra Bond (CBT)           3        3/15      $    495,563     $  20,531
U.S. 10 Year Note (CBT)       (39)       3/15        (4,945,078)      (22,242)
U.S. 5 Year Note (CBT)        (29)       3/15        (3,448,961)        2,619
U.S. 2 Year Note (CBT)         (2)       3/15          (437,188)          656
U.S. Long Bond (CBT)           (7)       3/15        (1,011,938)      (22,039)
--------------------------------------------------------------------------------
                                                   $ (9,347,602)    $ (20,475)
--------------------------------------------------------------------------------

J.  Credit Default Swap/Index Agreements

    A credit default swap/Index is a contract between a buyer of protection and a seller of protection against a pre-defined credit event. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

    When the Portfolio enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses in the Statement of Operations.

    Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

    Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

    Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

    Open credit default swap contracts at December 31, 2014 are listed in the Schedule of Investments. The average value of swap contracts open during the year ended December 31, 2014 was $33,326.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,539 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $250 in transfer agent fees payable to PIMSS at December 31, 2014.

4. Distribution Plan

The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $430 in distribution fees payable to PFD at December 31, 2014.

5. Forward Foreign Currency Contracts

During the year ended December 31, 2014, the Portfolio entered into various forward foreign currency contracts that obligate the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Portfolio may close out such contract by entering into an offsetting contract. The average value of forward foreign currency contracts open during the year ended December 31, 2014 was $1,277,634.

As of December 31, 2014, open forward foreign currency contracts were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                     Quantity/                               US $          Net
                                                     Purchased/              Settlement    Value at     Unrealized
Currency Description    Counterparty                   (Sold)    Book Value     Date       12/31/14    Appreciation
--------------------------------------------------------------------------------------------------------------------
NOK (Norwegian Krone)   JP Morgan Chase Bank        (1,265,380)   $170,065    1/29/15     $ (169,173)    $   892
CAD (Canadian Dollar)   JP Morgan Chase Bank          (105,365)     92,783     3/2/15        (90,518)      2,265
JPY (Japanese Yen)      JP Morgan Chase Bank       (28,666,259)    244,587    3/18/15       (239,308)      5,279
EURO (European Euro)    JP Morgan Chase Bank          (295,189)    366,413     3/4/15       (357,444)      8,969
EURO (European Euro)    JP Morgan Chase Bank          (683,352)    867,594    1/14/15       (827,111)     40,483
--------------------------------------------------------------------------------------------------------------------
  Total                                                                                                  $57,888
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                        Quantity/                               US $         Net
                                                        Purchased/               Settlement   Value at    Unrealized
Currency Description     Counterparty                     (Sold)    Book Value      Date      12/31/14   Depreciation
--------------------------------------------------------------------------------------------------------------------
EURO (European Euro)     JP Morgan Chase Bank            139,621    $ (170,065)    1/29/15     $169,020     (1,045)
NZD (New Zealand Dollar) Citibank NA New York NY         (90,749)       69,376     1/12/15      (70,744)    (1,368)
NZD (New Zealand Dollar) Brown Brothers Harriman & Co.   (79,888)       61,580     1/20/15      (62,220)      (640)
--------------------------------------------------------------------------------------------------------------------
  Total                                                                                                   $ (3,053)
--------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

6. Assets and Liabilities Offsetting

Financial instruments subject to an enforceable master netting agreement have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Portfolio as of December 31, 2014.

---------------------------------------------------------------------------------------------------------------------
Assets:
                                                              Net                Gross Amounts
                                                           Amounts of          Not Offset in the
                                            Gross           Assets                Statement of
                                           Amounts         Presented          Assets and Liabilities
                           Gross        Offset in the       in the         ----------------------------
                         Amounts of     Statement of      Statement of                        Cash
                         Recognized      Assets and        Assets and        Financial     Collateral
Description                Assets        Liabilities      Liabilities       Instruments     Received      Net Amount
---------------------------------------------------------------------------------------------------------------------
Forward Foreign
   Currency Contracts     $57,888        $     --          $     --          $    --        $  --         $57,888
Swap contracts             40,042              --                --               --           --          40,042
---------------------------------------------------------------------------------------------------------------------
                          $97,930        $     --          $     --          $    --        $  --         $97,930
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Liabilities:
                                                             Net                 Gross Amounts
                                                           Amounts of          Not Offset in the
                                            Gross           Assets                Statement of
                                           Amounts         Presented          Assets and Liabilities
                           Gross        Offset in the       in the         ----------------------------
                         Amounts of     Statement of      Statement of                        Cash
                         Recognized      Assets and        Assets and        Financial     Collateral
Description             Liabilities      Liabilities      Liabilities       Instruments     Received      Net Amount
---------------------------------------------------------------------------------------------------------------------
Forward foreign
   currency contracts      $3,053         $     --          $    --           $    --        $  --          $3,053
Swap contracts              4,338               --               --                --           --           4,338
---------------------------------------------------------------------------------------------------------------------
                           $7,391         $     --          $    --           $    --        $  --          $7,391
---------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

7. Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of December 31, 2014 were as follows:

--------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as                 Asset Derivatives 2014            Liabilities Derivatives 2014
Hedging Instruments        --------------------------------    -----------------------------------
Under Accounting            Statement of Assets                 Statement of Assets
Standards Codification         and Liabilities                     and Liabilities
(ASC) 815                         Location            Value           Location              Value
--------------------------------------------------------------------------------------------------
Forward foreign                 Net unrealized                       Net unrealized
currency contracts              appreciation on                      depreciation on
                                forward foreign                      forward foreign
                                currency contracts  $57,888          contracts            $ 3,053
Swap contracts                  Net unrealized                       Net unrealized
                                appreciation on                      depreciation on
                                swap contracts       39,596          swap contracts             -
Futures contracts               Net unrealized                       Net unrealized
                                appreciation on                      depreciation on
                                futures contracts         -          futures contracts     20,475
--------------------------------------------------------------------------------------------------
  Total                                             $87,484                               $23,528
--------------------------------------------------------------------------------------------------

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2014 was as follows:

--------------------------------------------------------------------------------------------------------------
                                                                                                Change in
                                                                                                Unrealized
                                                                             Realized Gain    Appreciation or
Derivatives Not Accounted for                                                 or (Loss) on    (Depreciation)
as Hedging Instruments Under       Location of Gain or (Loss)                 Derivatives     on Derivatives
Accounting Standards               on Derivatives Recognized                  Recognized      Recognized in
Codification (ASC) 815                      in Income                          in Income         Income
--------------------------------------------------------------------------------------------------------------
Forward foreign                 Net realized gain (loss) on forward
currency contracts              foreign currency contracts                     $ 128,043
Forward foreign                 Change in unrealized appreciation
currency contracts              (depreciation) on forward foreign
                                currency contracts                                              $  60,393
Futures contracts               Net realized gain (loss) on
                                futures contracts                              $(221,229)
Futures contracts               Change in net unrealized appreciation
                                (depreciation) on futures contracts                             $(103,698)
Swap Contracts                  Net realized gain (loss) on swap contracts     $  26,954
Swap Contracts                  Change in net unrealized appreciation
                                (depreciation) on swap contracts                                $ (15,289)
--------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/14                               (continued)
--------------------------------------------------------------------------------

8. Bridge and Delayed Draw Loan Commitments

As of December 31, 2014, the Portfolio had no outstanding delayed draw loan commitments. As of December 31, 2014, the Portfolio had the following bridge loan commitment outstanding:

---------------------------------------------------------------------------------------
                                                                        Net
                                                                        Unrealized
                                         Principal                      Appreciation
Loan                                     Amount     Cost      Value     (Depreciation)
---------------------------------------------------------------------------------------
Kindred Healthcare, Inc., Bridge Loan    $90,000    $90,000   $90,000   $      --
---------------------------------------------------------------------------------------
    Total                                $90,000    $90,000   $90,000   $      --
---------------------------------------------------------------------------------------

9. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Portfolio, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Portfolio's independent registered public accounting firm, effective upon completion of the audit of the Portfolio's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Portfolio's independent registered public accounting firm, including the Portfolio's fiscal years ending December 31, 2013 and December 31, 2012, Ernst & Young LLP's reports on the financial statements of the Portfolio have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Strategic Income VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Strategic Income VCT Portfolio (the "Fund") (one of the portfolios constituting Pioneer Variable Contracts Trust), as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended December 31, 2013, and the financial highlights for the years ended December 31, 2013, 2012, 2011, and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 14, 2014.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Strategic Income VCT Portfolio as of December 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 13, 2015

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Strategic Income VCT Portfolio (the Portfolio) pursuant to an investment advisory agreement between PIM and the Portfolio. In order for PIM to remain the investment adviser of the Portfolio, the Trustees of the Portfolio must determine annually whether to renew the investment advisory agreement for the Portfolio.

The contract review process began in January 2014 as the Trustees of the Portfolio agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Portfolio's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Portfolio provided to the Trustees at regularly scheduled meetings, in connection with the review of the Portfolio's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Portfolio counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Portfolio's portfolio managers in the Portfolio. In July 2014, the Trustees, among other things, reviewed the Portfolio's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Portfolio and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Portfolio and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Portfolio, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Portfolio's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Portfolio, taking into account the investment objective and strategy of the Portfolio. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Portfolio and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Portfolio. They also reviewed the amount of non-Portfolio assets managed by the portfolio managers of the Portfolio. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Portfolio, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Portfolio's service providers and provides the Portfolio with personnel (including Portfolio officers) and other resources that are necessary for the Portfolio's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Portfolio's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Portfolio were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Portfolio

In considering the Portfolio's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Portfolio's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Portfolio's benchmark index. They also discuss the

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

Portfolio's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Portfolio's performance and the performance results of the Portfolio over various time periods, including the Portfolio's performance results for periods ended June 30, 2014. The Trustees indicated that the Portfolio's performance was satisfactory and supported the renewal of the investment advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Portfolio in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Portfolio's management fee for the twelve months ended June 30, 2014 was in the fifth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees noted the Portfolio's relatively small asset size compared to most of the other funds in its peer groups, and that the Portfolio has not been able to take advantage of the economies of scale afforded by greater size. The Trustees considered that the expense ratio of the Portfolio's Class II shares for the twelve months ended June 30, 2014 was in the fifth quintile relative to its Morningstar peer group and in the fifth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of the Portfolio's non-management fee expenses on the expense ratios of the Portfolio, noting that non-management fee operating expenses generally are spread over a smaller asset base than the other funds in its peer groups, which results in these fees being significantly higher as a percentage of assets.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Portfolio and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Portfolio and non-Portfolio services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Portfolio and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Portfolio and considered that, under the investment advisory agreement with the Portfolio, PIM performs additional services for the Portfolio that it does not provide to those other clients or services that are broader in scope, including oversight of the Portfolio's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Portfolio is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Portfolio and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Portfolio to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Portfolio.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Portfolio, including the methodology used by PIM in allocating certain of its costs to the management of the Portfolio. The Trustees also considered PIM's profit margin in connection with the overall operation of the Portfolio. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Portfolio in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Portfolio. The Trustees considered the character and amount of fees paid by the Portfolio, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Portfolio and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Portfolio, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Portfolio.

Pioneer Strategic Income VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Portfolio's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Portfolios within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Portfolio are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment Portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Portfolios is 60 State Street, Boston, Massachusetts 02109.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                  HELD BY TRUSTEE
Thomas J. Perna (64)           Trustee since 2006.        Private investor (2004 - 2008 and     Director, Broadridge Financial
Chairman of the Board and      Serves until a successor   2013 - present); Chairman (2008 -     Solutions, Inc. (investor
Trustee                        trustee is elected or      2013) and Chief Executive Officer     communications and securities
                               earlier retirement or      (2008 - 2012), Quadriserv, Inc.       processing provider for financial
                               removal.                   (technology products for securities   services industry) (2009 -
                                                          lending industry); and Senior         present); Director, Quadriserv,
                                                          Executive Vice President, The Bank    Inc. (2005 - 2013); and
                                                          of New York (financial and            Commissioner, New Jersey State
                                                          securities services) (1986 - 2004)    Civil Service Commission (2011 -
                                                                                                present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)             Trustee since 2005.        Managing Partner, Federal City        Director of New York Mortgage Trust
Trustee                        Serves until a successor   Capital Advisors (corporate           (publicly-traded mortgage REIT)
                               trustee is elected or      advisory services company) (1997 -    (2004 - 2009, 2012 - present);
                               earlier retirement or      2004 and 2008 - present); Interim     Director of The Swiss Helvetia
                               removal.                   Chief Executive Officer, Oxford       Fund, Inc. (closed-end fund) (2010
                                                          Analytica, Inc. (privately-held       - present); Director of Oxford
                                                          research and consulting company)      Analytica, Inc. (2008 - present);
                                                          (2010); Executive Vice President      and Director of Enterprise
                                                          and Chief Financial Officer,          Community Investment, Inc.
                                                          I-trax, Inc. (publicly traded         (privately-held affordable housing
                                                          health care services company) (2004   finance company) (1985 - 2010)
                                                          - 2007); and Executive Vice
                                                          President and Chief Financial
                                                          Officer, Pedestal Inc.
                                                          (internet-based mortgage trading
                                                          company) (2000 - 2002); Private
                                                          consultant (1995-1997), Managing
                                                          Director, Lehman Brothers
                                                          (investment banking firm)
                                                          (1992-1995); and Executive, The
                                                          World Bank (1979-1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)      Trustee since 2008.        William Joseph Maier Professor of     Trustee, Mellon Institutional Funds
Trustee                        Serves until a successor   Political Economy, Harvard            Investment Trust and Mellon
                               trustee is elected or      University (1972 - present)           Institutional Funds Master
                               earlier retirement or                                            Portfolio (oversaw 17 portfolios in
                               removal.                                                         fund complex) (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                  HELD BY TRUSTEE
Margaret B.W. Graham (67)      Trustee since 2000.        Founding Director, Vice President     None
Trustee                        Serves until a             and Corporate Secretary, The
                               successor trustee is       Winthrop Group, Inc. (consulting
                               elected or earlier         firm) (1982 - present); Desautels
                               retirement or removal.     Faculty of Management, McGill
                                                          University (1999 - present); and
                                                          Manager of Research Operations and
                                                          Organizational Learning, Xerox
                                                          PARC, Xerox's advance research
                                                          center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)       Trustee since 1995.        President and Chief Executive         Director of New America High Income
Trustee                        Serves until a             Officer, Newbury, Piret & Company,    Fund, Inc. (closed-end investment
                               successor trustee is       Inc. (investment banking firm)        company) (2004 - present); and
                               elected or earlier         (1981 - present)                      Member, Board of Governors,
                               retirement or removal.                                           Investment Company Institute
                                                                                                (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)         Trustee since 2014.        Consultant (investment company        None
Trustee                        Serves until a             services) (2012 - present);
                               successor trustee is       Executive Vice President, BNY
                               elected or earlier         Mellon (financial and investment
                               retirement or removal.     company services) (1969 - 2012);
                                                          Director, BNY International
                                                          Financing Corp. (financial
                                                          services) (2002 - 2012); and
                                                          Director, Mellon Overseas
                                                          Investment Corp. (financial
                                                          services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                               OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                  HELD BY TRUSTEE
Kenneth J. Taubes (56)*        Trustee since 2014.        Director and Executive Vice           None
Trustee                        Serves until a             President (since 2008) and Chief
                               successor trustee is       Investment Officer, U.S. (since
                               elected or earlier         2010) of PIM-USA; Executive Vice
                               retirement or removal.     President of Pioneer (since 2008);
                                                          Executive Vice President of Pioneer
                                                          Institutional Asset Management,
                                                          Inc. (since 2009); and Portfolio
                                                          Manager of Pioneer (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Portfolio's investment adviser and certain of its affiliates.

Pioneer Strategic Income VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ADVISORY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                         HELD BY TRUSTEE
Lorraine Monchak (58)**        Advisory Trustee since     Chief Investment Officer, 1199 SEIU Funds    None
Advisory Trustee               2014.                      (healthcare workers union pension funds)
                                                          (2001 - present); Vice President -
                                                          International Investments Group, American
                                                          International Group, Inc. (insurance
                                                          company) (1993 - 2001); Vice President
                                                          Corporate Finance and Treasury Group,
                                                          Citibank, N.A.(1980 - 1986 and 1990 -
                                                          1993); Vice President - Asset/Liability
                                                          Management Group, Federal Farm Funding
                                                          Corporation (government-sponsored issuer
                                                          of debt securities) (1988- 1990);
                                                          Mortgage Strategies Group, Shearson
                                                          Lehman Hutton, Inc. (investment bank)
                                                          (1987 - 1988); and Mortgage Strategies
                                                          Group, Drexel Burnham Lambert, Ltd.
                                                          (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

**  Ms. Monchak is a non-voting advisory trustee.

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                         HELD BY OFFICER
Lisa M. Jones (52)             Since 2014. Serves at the  Chair, Director, CEO and President of        None
President and Chief            discretion of the Board    Pioneer Investment Management- USA
Executive Officer                                         (since September 2014); Chair,
                                                          Director, CEO and President of Pioneer
                                                          Investment Management, Inc. (since
                                                          September 2014); Chair, Director, CEO
                                                          and President of Pioneer Funds
                                                          Distributor, Inc. (since September
                                                          2014); Chair, Director, CEO and
                                                          President of Pioneer Institutional
                                                          Asset Management, Inc. (since September
                                                          2014); and Chair, Director, and CEO of
                                                          Pioneer Investment Management
                                                          Shareholder Services, Inc. (since
                                                          September 2014); Managing Director,
                                                          Morgan Stanley Investment Management
                                                          (2010 - 2013); and Director of
                                                          Institutional Business, CEO of
                                                          International, Eaton Vance Management
                                                          (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)     Since 2003. Serves at the  Vice President and Associate General         None
Secretary and Chief Legal      discretion of the Board.   Counsel of Pioneer since January 2008;
Officer                                                   Secretary and Chief Legal Officer of
                                                          all of the Pioneer Funds since June
                                                          2010; Assistant Secretary of all of the
                                                          Pioneer Funds from September 2003 to
                                                          May 2010; and Vice President and Senior
                                                          Counsel of Pioneer from July 2002 to
                                                          December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)         Since 2010. Serves at the  Fund Governance Director of Pioneer          None
Assistant Secretary            discretion of the Board.   since December 2006 and Assistant
                                                          Secretary of all the Pioneer Funds
                                                          since June 2010; Manager - Fund
                                                          Governance of Pioneer from December
                                                          2003 to November 2006; and Senior
                                                          Paralegal of Pioneer from January 2000
                                                          to November 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND POSITION         TERM OF OFFICE AND                                                      OTHER DIRECTORSHIPS
HELD WITH THE PORTFOLIO        LENGTH OF SERVICE          PRINCIPAL OCCUPATION                         HELD BY OFFICER
Thomas Reyes (52)              Since 2010. Serves at the  Senior Counsel of Pioneer since May          None
Assistant Secretary            discretion of the Board.   2013 and Assistant Secretary of all
                                                          the Pioneer Funds since June 2010;
                                                          and Counsel of Pioneer from June 2007
                                                          to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)           Since 2008. Serves at the  Vice President - Fund Treasury of            None
Treasurer and Chief            discretion of the Board.   Pioneer; Treasurer of all of the
Financial and Accounting                                  Pioneer Funds since March 2008;
Officer                                                   Deputy Treasurer of Pioneer from
                                                          March 2004 to February 2008; and
                                                          Assistant Treasurer of all of the
                                                          Pioneer Funds from March 2004 to
                                                          February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)          Since 2000. Serves at the  Director - Fund Treasury of Pioneer;         None
Assistant Treasurer            discretion of the Board.   and Assistant Treasurer of all of the
                                                          Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)             Since 2002. Serves at the  Fund Accounting Manager - Fund               None
Assistant Treasurer            discretion of the Board.   Treasury of Pioneer; and Assistant
                                                          Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)          Since 2009. Serves at the  Fund Administration Manager - Fund           None
Assistant Treasurer            discretion of the Board.   Treasury of Pioneer since November
                                                          2008; Assistant Treasurer of all of
                                                          the Pioneer Funds since January 2009;
                                                          and Client Service Manager -
                                                          Institutional Investor Services at
                                                          State Street Bank from March 2003 to
                                                          March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)           Since 2010. Serves at the  Chief Compliance Officer of Pioneer          None
Chief Compliance Officer       discretion of the Board.   and of all the Pioneer Funds since
                                                          March 2010; Chief Compliance Officer
                                                          of Pioneer Institutional Asset
                                                          Management, Inc. since January 2012;
                                                          Chief Compliance Officer of
                                                          Vanderbilt Capital Advisors, LLC
                                                          since July 2012: Director of Adviser
                                                          and Portfolio Compliance at Pioneer
                                                          since October 2005; and Senior
                                                          Compliance Officer for Columbia
                                                          Management Advisers, Inc. from
                                                          October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)           Since 2006. Serves at the  Director - Transfer Agency Compliance        None
Anti-Money Laundering          discretion of the Board.   of Pioneer and Anti-Money Laundering
Officer                                                   Officer of all the Pioneer Funds
                                                          since 2006
------------------------------------------------------------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                                                   20364-08-0215

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Pioneer Variable Contracts Trust:
Audit Fees
The audit services provided to the Fund were totaled approximately $282,583 payable to Deloitte & Touche
LLP for the year ended December 31, 2014 and $340,673 were paid to the former auditor, Ernst & Young LLP for the year ended December 31, 2013.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Variable Contracts Trust:
Audit-Related Fees and Other Fees
There were no audit related fees and other fees for the Trust payable to Deloitte & Touche LLP for the year ended December 31, 2014 and no audit related fees and other fees were paid to the former auditor, Ernst & Young LLP for the year ended December 31, 2013.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Variable Contracts Trust:
Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $57,200 payable to Deloitte & Touche LLP for the year ended December 31,
2014 and $97,572 were paid to the former auditor, Ernst & Young LLP for the year ended December 31, 2013.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Variable Contracts Trust:
Audit-Related Fees and Other Fees
There were no audit related fees and other fees for the Trust payable to Deloitte & Touche LLP for the year ended December 31, 2014 and no audit related fees and other fees were paid to the former auditor, Ernst & Young LLP for the year ended December 31, 2013.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended December 31, 2014 and 2013, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees
The aggregate non-audit fees for the Trust were $57,200
December 31, 2014 and $97,572 were paid to the former auditor, Ernst & Young LLP for the year ended December 31,
2013.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date February 27, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date February 27, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date February 27, 2015

* Print the name and title of each signing officer under his or her signature.